UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act file number: 811-4984

                            AMERICAN BEACON FUNDS
              (Exact name of registrant as specified in charter)

                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
            (Address of principal executive offices)-(Zip code)

                        WILLIAM F. QUINN, PRESIDENT
                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
                  (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                  Date of fiscal year end: October 31, 2008

                  Date of reporting period: April 30, 2008


ITEM 1. REPORTS TO STOCKHOLDERS.

                         GUIDANCE | VISION | EXPERIENCE

(AMERICAN BEACON FUNDS(SM) LOGO)

                                    (GRAPHIC)

                               SEMI-ANNUAL REPORT

April 30, 2008

INTERNATIONAL EQUITY FUND

ABOUT AMERICAN BEACON

     Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

     Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

CONTENTS

PRESIDENT'S MESSAGE................................................            1
MARKET AND PERFORMANCE OVERVIEW....................................            2
SCHEDULE OF INVESTMENTS............................................            6
ADDITIONAL INFORMATION ............................................   Back Cover

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor's strategies and the Fund's portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

Investing in foreign equities entails additional risk not associated with domestic equities, such as currency fluctuations, economic and political instability and differences in accounting standards.

American Beacon Funds                                             April 30, 2008

(PHOTO OF WILLIAM F. QUINN)

FELLOW SHAREHOLDERS,

     I am pleased to present to you the American Beacon International Equity Fund Semi-Annual Report for the six months ended April 30, 2008.

     The American Beacon International Equity Fund-Institutional Class reported a total return of -7.87% for this six-month period, with an expense ratio of 0.68% for its most recent fiscal year ended October 31, 2007.

     The sub-prime mortgage crisis, rising oil and food prices globally all contributed to a slowing economy that affected the developed international equity markets negatively in the past six months. This was evident when the MSCI EAFE Index reported a return of -9.21% for this period. During the period, the uncertainties surrounding banks, investment banks and the entire financial system have resulted in an extraordinary amount of volatility. We believe the Fund's fundamental value investment philosophy and lower than average expense ratio will continue to serve the Fund well over the longer term.

     Please review the enclosed market overview, portfolio listings and detailed financial data. As always, we welcome the opportunity to serve your financial needs. To obtain further details about the American Beacon Funds family or to access your account information, please visit our website at www.americanbeaconfunds.com. Thank you for your continued confidence in the American Beacon International Equity Fund.

                                        Sincerely,


                                        /s/ William F. Quinn

                                        William F. Quinn
                                        President
                                        American Beacon Funds

INTERNATIONAL EQUITY MARKET OVERVIEW
APRIL 30, 2008 (UNAUDITED)

     For the six months ended April 30, 2008, the MSCI EAFE Index produced a negative return of -9.21% in U.S. dollar terms. This contrasts with an extended period of exceptional performance from international equity markets from the lows of March 31, 2003 through the peak of October 31, 2007. For that period, the MSCI EAFE Index generated 28% annualized returns, which was in part due to the tail wind of a depreciating U.S. dollar. Since last summer, however, investors have turned cautious, seeking shelter from slowing global economic growth, rising inflationary pressures, and persistent turmoil in the U.S.-originated, mortgage-related credit crunch. The first three months of 2008, in fact, delivered the worst quarterly performance for international equity markets in the past five years. Unprecedented monetary policy responses eventually brought financial stability and averted a more serious global credit crisis. This policy relief, led by the U.S. Federal Reserve (the "Fed") and Treasury stopped the hemorrhaging of global equity markets late in the month of March 2008, and equity markets rebounded strongly in April. Returns during the past six months were further enhanced by continued U.S. dollar weakness, which was due to further slowing in the U.S. economy and negative real interest rates.

     Every stock market in the MSCI EAFE benchmark delivered negative performance during the six-month period ending April 30, 2008. Only two sectors managed to escape the wrath of poor equity performance during this period:
Energy and Materials. Crude oil continued its meteoric rise to nearly $120 per barrel before settling to $113.46 at April month end. Global inflationary expectations have increased as food, the most fundamental commodity, rose dramatically in price. Trade restrictions, drought, and alternative energy uses drove futures prices higher, especially for grains, oilseeds, and specialty crops. In contrast, the Financials, Consumer Discretionary, Consumer Staples, Information Technology, and Telecommunication Services sectors all produced double-digit declines over the trailing six months. By the end of March, investor sentiment once again turned dramatically--this time for the better--with an expectation that the U.S.-led financial crisis would be less severe than originally estimated. As a beneficiary of investor optimism, the Financial sector of the MSCI EAFE Index returned over 18% from the mid-March lows through the end of April.

     The International Monetary Fund ("IMF") reduced its estimate for U.S. economic growth for 2008 to 0.5%, lowering the 1.5% forecast given in January of this year. The IMF also reduced its global growth forecast to 3.7% for 2008 from 4.1%. At the regularly scheduled meeting on March 18th, the Fed cut the target Federal Funds rate by 0.75% to 2.25% stating that "the outlook for economic activity has weakened further." At its next meeting at the end of April, the Fed lowered the targeted Federal Funds and the discount rates by 0.25% and sent a message that both the cumulative effects of past policy decisions and inflation are being watched closely. U.S. consumer prices remained unchanged from January to February, but were 4.0% higher than a year earlier. Consumer prices in Britain rose by 2.5% for the 12 months ended in February, up from 2.2% in the year through January. In the Euro area, consumer prices rose by 3.3% for the 12 months ended in February. Eurozone statistics reflect decelerating growth, but elevated prices remain the European Central Bank's primary concern and likely will delay monetary easing. Unemployment in the European Union continued its downward trend, reaching 7.1% in January and February. The strong euro and yen are providing significant headwinds to non-hedged exporters based in Europe and Japan. Canadian unemployment reached a 33-year low of 5.8% in February while its annualized consumer price index dropped to 1.8%. With over 70% of global Gross Domestic Product accounted for by the developed countries, G-7 economic slowing should lessen the global demand for commodities, including metals, grains, and energy.

PERFORMANCE OVERVIEW
AMERICAN BEACON INTERNATIONAL EQUITY FUND(SM)
APRIL 30, 2008 (UNAUDITED)

     The Institutional Class of the International Equity Fund returned -7.87% for the six months ended April 30, 2008. The Fund outperformed the MSCI EAFE Index ("Index") return of -9.21% and the Lipper International Funds Index return of -9.66% for the period.

                                            ANNUALIZED TOTAL RETURNS
                                              PERIODS ENDED 4/30/08
                                    ----------------------------------------
                                    6 MONTHS*   1 YEAR   5 YEARS   10 YEARS
                                    ---------   ------   -------   --------
Institutional Class(1, 4) .......     -7.87%    -1.48%    20.46%     8.23%
PlanAhead Class(1, 4) ...........     -7.99%    -1.77%    20.17%     7.99%
Service Class(1, 2, 4) ..........     -8.05%    -1.99%    19.84%     7.85%
AMR Class(1, 4) .................     -7.72%    -1.23%    20.79%     8.51%
Lipper Int'l. Funds Index(3) ....     -9.66%     1.36%    20.72%     7.33%
MSCI EAFE Index (3) .............     -9.21%    -1.78%    20.42%     6.66%

*    Not annualized

1. Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2. Fund performance for the ten-year period represents the total returns achieved by the PlanAhead Class from 4/30/98 up to 5/1/03, the inception date of the Service Class, and the returns of the Service Class since its inception. Expenses of the Service Class are higher than those of the PlanAhead Class. As a result, total returns shown may be higher than they would have been had the Service Class been in existence since 4/30/98. A portion of the fees charged to the Service Class of the Fund has been waived. Performance prior to waiving fees was lower than the actual returns shown.

3. The Lipper International Funds Index tracks the results of the 30 largest mutual funds in the Lipper International Funds category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index. The MSCI EAFE Index is a market capitalization weighted index of international stock performance composed of equities from developed markets excluding the U.S. and Canada.

4. The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, PlanAhead, Service and AMR Class shares was 0.68%, 0.93%, 1.15% and 0.42%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

     The Fund outperformed the Index by 1.34% over the six-month period due to stock selection and country allocation.

     Country allocation benefited the Fund, primarily through underweighting Australia (down approximately 14%), and overweighting the Netherlands (down over 5%). These positions compensated for value lost from investing in South Korea (down nearly 18%) and underweighting Japan (down over 6%).

     Stock selection had a significantly positive impact overall, specifically in South Korea, the Netherlands, Germany, and Sweden, while stock selections in Norway detracted from performance. In South Korea, Samsung Electronics (up 16.1%) and LG Electronics (up 49.7%) benefited performance. Unilever (up 4.9%) in the Netherlands, Deutsche Post (up 3.1%) and E.ON (up 4.3%) in Germany, and Atlas Copco (down 0.7%) in Sweden also contributed to the relative outperformance. Investment in energy stock Aker Solutions (down 24.6%) hurt performance in Norway.

     Although economic and market conditions vary from period to period, the Fund's primary strategy of investing in undervalued companies with above-average earnings growth expectations remains consistent.

PERFORMANCE OVERVIEW
AMERICAN BEACON INTERNATIONAL EQUITY FUND(SM)
APRIL 30, 2008 (UNAUDITED)

TOP TEN HOLDINGS

                                       % OF
                                    NET ASSETS
                                    ----------
BP plc ..........................      2.4%
Sanofi-Aventis S.A. .............      2.3%
Siemens AG ......................      2.2%
E.ON AG .........................      1.9%
Total S.A. ......................      1.9%
Vodafone Group plc ..............      1.9%
Deutsche Post AG ................      1.8%
Royal Dutch Shell plc ...........      1.8%
Novartis AG .....................      1.7%
UniCredit S.p.A. ................      1.6%

SECTOR ALLOCATION

                                       % OF
                                     EQUITIES
                                    ----------
Financials ......................      24.3%
Consumer Discretionary ..........      13.2%
Industrials .....................      12.5%
Energy ..........................      10.8%
Telecommunication Services ......       8.8%
Consumer Staples ................       8.2%
Health Care .....................       7.7%
Materials .......................       6.0%
Information Technology ..........       4.4%
Utilities .......................       4.1%

REGIONAL ALLOCATION*

                                  (PIE CHART)

Central America    0.4%
Europe            76.8%
Pacific Rim       20.4%
North America      2.4%

*    Shown as a percentage of equities

FUND EXPENSES
AMERICAN BEACON INTERNATIONAL EQUITY FUND(SM)
APRIL 30, 2008 (UNAUDITED)

FUND EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as redemption fees, and (2) ongoing costs, including management fees, administrative service fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2007 through April 30, 2008.

ACTUAL EXPENSES

     The "Actual" lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. Shareholders of the PlanAhead and Institutional Classes that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The "Hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the PlanAhead and Institutional Classes that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as redemption fees. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Hypothetical" lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

                         Beginning     Ending
                          Account     Account     Expenses Paid
                           Value       Value      During Period*
                          11/1/07     4/30/08    11/1/07-4/30/08
                         ---------   ---------   ---------------
INSTITUTIONAL CLASS
Actual ...............   $1,000.00   $  921.30        $3.15
Hypothetical .........   $1,000.00   $1,021.58        $3.32
   (5% return before expenses)
PLANAHEAD CLASS
Actual ...............   $1,000.00   $  920.09        $4.39
Hypothetical .........   $1,000.00   $1,020.29        $4.62
   (5% return before expenses)
SERVICE CLASS
Actual ...............   $1,000.00   $  919.50        $5.49
Hypothetical .........   $1,000.00   $1,019.14        $5.77
   (5% return before expenses)
AMR CLASS
Actual ...............   $1,000.00   $  922.77        $1.91
Hypothetical .........   $1,000.00   $1,022.87        $2.01
   (5% return before expenses)

* Expenses are equal to the Fund's annualized expense ratios for the six-month period of 0.66%, 0.92%, 1.15% and 0.40% for the Institutional, PlanAhead, Service and AMR Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half-year period.

AMERICAN BEACON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

                                                           SHARES        VALUE
                                                        -----------   ----------
                                                         (DOLLARS IN THOUSANDS)
AUSTRALIA - 0.84%
COMMON STOCKS - 0.84%
   Insurance Australia Group Ltd. ...................     1,634,781   $    6,710
   National Australia Bank Ltd. .....................       342,730        9,769
   Suncorp-Metway Ltd. ..............................       436,944        5,627
                                                                      ----------
TOTAL AUSTRALIA .....................................                     22,106
                                                                      ----------
AUSTRIA - 0.20%
COMMON STOCKS - 0.20%
   Telekom Austria AG ...............................       214,770        5,315
                                                                      ----------
BELGIUM - 0.97%
COMMON STOCKS - 0.97%
   Delhaize Group ...................................       148,220       12,923
   Fortis Bank N.V. .................................       459,700       12,569
                                                                      ----------
TOTAL BELGIUM .......................................                     25,492
                                                                      ----------
CANADA - 2.27%
COMMON STOCKS - 2.27%
   Husky Energy, Inc. + .............................       138,160        6,239
   Jean Coutu Group PJC, Inc. .......................       371,200        3,483
   Manulife Financial Corp. + .......................       316,123       12,358
   Precision Drilling Trust .........................       565,284       14,145
   TELUS Corp. ......................................       516,074       23,245
                                                                      ----------
TOTAL CANADA ........................................                     59,470
                                                                      ----------
DENMARK - 0.37%
COMMON STOCKS - 0.37%
   Vestas Wind Systems A/S ## .......................        89,236        9,784
                                                                      ----------
FINLAND - 1.67%
COMMON STOCKS - 1.67%
   Nokia Oyj ........................................       364,900       11,236
   Stora Enso Oyj ...................................       213,542        2,648
   Stora Enso Oyj, A Shares .........................        68,102          845
   Stora Enso Oyj, R Shares .........................       232,400        2,888
UPM-Kymmene Oyj .....................................     1,356,694       26,311
                                                                      ----------
TOTAL FINLAND .......................................                     43,928
                                                                      ----------
FRANCE - 13.48%
COMMON STOCKS - 13.48%
   Accor S. A. ......................................       153,690       12,791
   AXA S.A. + .......................................       913,738       34,107
   BNP Paribas ......................................       210,308       22,741
   Compagnie Generate des Etablissements Michelin ...        95,590        8,772
   Credit Agricole S.A. .............................       384,400       12,995
   Electricite de France ............................       127,258       13,353
   France Telecom S.A. ..............................     1,289,858       40,603

                                                           SHARES        VALUE
                                                        -----------   ----------
                                                         (DOLLARS IN THOUSANDS)
   Gaz de France S.A. ...............................       212,500   $   14,049
   Groupe Danone ....................................        93,600        8,307
   Public's Groupe S.A. .............................       267,015       10,819
   Sanofi-Aventis S.A. ..............................       765,497       59,944
   Societe Generale .................................        39,300        4,612
   Societe Generale ## ..............................         9,825        1,138
   Suez S.A. ........................................       116,110        8,249
   Technip S.A. .....................................       279,983       25,951
   Thomson S.A. .....................................       361,550        2,315
   Total S.A. .......................................       597,776       50,347
   VINCI S.A. .......................................       308,839       22,873
                                                                      ----------
TOTAL FRANCE ........................................                    353,966
                                                                      ----------
GERMANY -10.21%
COMMON STOCKS - 9.71%
   adidas AG ........................................       112,000        7,168
   Allianz AG .......................................        37,902        7,749
   Bayer AG + .......................................       174,807       14,958
   Bayerische Motoren Werke AG ......................       247,420       13,618
   Celesio AG ## + ..................................       260,090       11,188
   Continental AG + .................................        41,792        4,929
   Daimler AG .......................................       113,100        8,818
   Deutsche Post AG .................................     1,481,529       46,336
   E.ON AG + ........................................       249,123       50,845
   Infineon Technologies AG .........................       684,640        6,425
   Merck KGAA .......................................        60,560        8,625
   Muenchener Rueckversicherungs-Gesellschaft AG ....        47,997        9,313
   SAP AG ...........................................       149,300        7,551
   Siemens AG .......................................       487,198       57,489
                                                                      ----------
TOTAL COMMON STOCKS .................................                    255,012
                                                                      ----------
PREFERRED STOCKS - 0.50%
   Henkel AG & Co. KGaA .............................       309,010       13,196
                                                                      ----------
TOTAL GERMANY .......................................                    268,208
                                                                      ----------
GREECE - 0.84%
COMMON STOCKS - 0.84%
   National Bank of Greece S.A ......................        83,600        4,642
   OPAP S.A. ........................................       134,554        5,253
   Public Power Corp. S.A ...........................       289,480       12,240
                                                                      ----------
TOTAL GREECE ........................................                     22,135
                                                                      ----------
HONG KONG/CHINA - 1.24%
COMMON STOCKS - 1.24%
   Cheung Kong Holdings Ltd. ........................       501,500        7,812
   Hutchison Whampoa Ltd. ...........................       199,000        1,947
   Swire Pacific Ltd. ...............................       957,100       11,188

                             See accompanying notes

AMERICAN BEACON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

                                                           SHARES        VALUE
                                                        -----------   ----------
                                                         (DOLLARS IN THOUSANDS)
   Yue Yuen Industrial Holdings Ltd. ................     3,777,667   $   11,489
                                                                      ----------
TOTAL HONG KONG/CHINA ...............................                     32,436
                                                                      ----------
IRELAND - 2.01%
COMMON STOCKS - 2.01%
   Allied Irish Banks plc ...........................       660,698       13,927
   C&C Group plc ....................................       665,777        4,553
   CRH plc ..........................................       437,423       16,700
   CRH plc, ADR .....................................       231,325        8,871
   Smurfit Kappa Group plc ..........................       688,413        8,600
                                                                      ----------
TOTAL IRELAND .......................................                     52,651
                                                                      ----------
ITALY - 3.65%
COMMON STOCKS - 3.65%
   Eni S.p.A. + .....................................       668,511       25,825
   Mediaset S.p.A. + ................................     1,740,180       15,936
   Telecom Italia S.p.A. ............................     5,381,829       11,361
   UniCredit S.p.A. + ...............................     5,602,675       42,692
                                                                      ----------
TOTAL ITALY .........................................                     95,814
                                                                      ----------
JAPAN - 12.66%
COMMON STOCKS - 12.66%
   Aeon Co. Ltd. ....................................       977,600       14,262
   Canon, Inc. ......................................        91,800        4,591
   Chiyoda Corp. + ..................................       739,000        5,558
   Chuo Mitsui Trust Holdings, Inc. .................     1,093,400        7,771
   Daito Trust Construction Co. Ltd. ................       184,500        8,588
   East Japan Railway Co. ...........................           783        6,242
   FUJIFILM Holdings Corp. ..........................       114,400        4,390
   Haseko Corp. .....................................     6,142,518        8,861
   Hitachi Ltd. .....................................       685,500        4,621
   Honda Motor Co. Ltd. .............................       586,600       18,616
   HOYA Corp. .......................................       147,700        4,091
   INPEX Holdings, Inc. .............................           478        5,332
   Japan Tobacco, Inc. ..............................         1,605        7,810
   JS Group Corp. ...................................       491,200        8,507
   JSR Corp. ........................................       204,100        4,603
   Konica Minolta Holdings, Inc. ....................       499,500        7,474
   Mitsubishi Gas Chemical Co., Inc. ................       387,000        2,654
   Mitsubishi UFJ Financial Group, Inc. .............     3,454,000       37,999
   NGK Spark Plug Co. Ltd. + ........................       899,000       12,078
   Nidec Corp. ......................................        90,100        6,784
   Nintendo Co. Ltd. ................................        20,500       11,257
   Sankyo Co. Ltd. ..................................       243,400       14,630
   Sekisui House Ltd. ...............................       864,600        8,223
   Shin-Etsu Chemical Company Ltd. ..................        85,200        5,260
   Sony Corp. .......................................       108,402        4,983
   Sony Financial Holdings, Inc. ....................         3,261       13,767
   Sumitomo Corp. ...................................       810,300       10,886

                                                           SHARES        VALUE
                                                        -----------   ----------
                                                         (DOLLARS IN THOUSANDS)
   Sumitomo Mitsui Financial Group, Inc. ............           864   $    7,436
   Sumitomo Trust and Banking Co. Ltd. ..............     1,190,400       10,704
   Takeda Pharmaceutical Co. Ltd. ...................       497,400       26,261
   THK Co. Ltd. .....................................       589,500       13,067
   Toyota Motor Corp. ...............................       274,800       13,927
   Yamaha Motor Co. Ltd. ............................       574,300       11,073
                                                                      ----------
TOTAL JAPAN .........................................                    332,306
                                                                      ----------
MEXICO - 0.25%
COMMON STOCKS - 0.25%
   Telefonos de Mexico, S.A.B. de C.V., ADR .........       182,990        6,599
                                                                      ----------
NETHERLANDS - 6.52%
COMMON STOCKS - 6.52%
   Akzo Nobel N.V. ..................................       228,212       19,417
   Heineken N.V. ....................................        81,590        4,763
   ING Groep N.V. ...................................       865,429       33,121
   Koninklijke Philips Electronics N.V...............       704,260       26,557
   Reed Elsevier N.V. ...............................       857,900       16,303
   SBM Offshore N.V. ................................       273,650       10,494
   TNT N.V. .........................................       694,251       27,047
   Unilever N.V. ....................................       848,091       28,604
   VediorN.V. .......................................       178,090        4,950
                                                                      ----------
TOTAL NETHERLANDS ...................................                    171,256
                                                                      ----------
NORWAY - 1.14%
COMMON STOCKS - 1.14%
   Aker Kvaener ASA .................................       446,850       11,437
   Stolt-Nielsen S.A. + .............................       213,884        4,791
   Telenor ASA ......................................       678,970       13,742
                                                                      ----------
   TOTAL NORWAY .....................................                     29,970
                                                                      ----------
PORTUGAL - 0.36%
COMMON STOCKS - 0.36%
   Portugal Telecom, SGPS, S.A. .....................       792,250        9,433
                                                                      ----------
SINGAPORE - 2.49%
COMMON STOCKS - 2.49%
   DBS Group Holdings Ltd. ..........................     2,361,455       34,585
   Flextronics International Ltd. ## ................       899,000        9,341
   Singapore Telecommunications Ltd. ................     7,535,000       21,448
                                                                      ----------
TOTAL SINGAPORE .....................................                     65,374
                                                                      ----------
SOUTH KOREA - 2.21%
COMMON STOCKS - 2.21%
   Kookmin Bank, ADR ................................       189,010       13,183
   Korea Electric Power Corp. .......................        86,860        2,924
   LG Electronics, Inc. .............................        76,760       11,981
   Samsung Electronics Co. Ltd. .....................        23,701       16,807

                             See accompanying notes

AMERICAN BEACON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

                                                           SHARES        VALUE
                                                        -----------   ----------
                                                         (DOLLARS IN THOUSANDS)
   Samsung Electronics Co. Ltd., GDR ++ .............        12,000   $    4,272
   Shinhan Financial Group Co. Ltd. .................       151,404        8,743
                                                                      ----------
TOTAL SOUTH KOREA ...................................                     57,910
                                                                      ----------
SPAIN - 2.89%
COMMON STOCKS - 2.89%
   Banco Popular Espanol S.A. .......................       410,355        7,099
   Banco Santander S.A. .............................       440,420        9,525
   Banco Santander S.A., GDR ........................       560,544       12,137
   Repsol YPF S.A. ..................................       273,340       11,114
   Telefonica S.A. ..................................     1,240,431       35,968
                                                                      ----------
TOTAL SPAIN .........................................                     75,843
                                                                      ----------
SWEDEN - 2.82%
COMMON STOCKS - 2.82%
   Atlas Copco AB + .................................     1,569,240       25,294
   Nordea Bank AB ...................................       617,020       10,154
   Securitas AB + ...................................       205,050        2,646
   Telefonaktiebolaget LM Ericsson ..................    14,089,500       35,960
                                                                      ----------
TOTAL SWEDEN ........................................                     74,054
                                                                      ----------
SWITZERLAND - 7.15%
COMMON STOCKS - 7.15%
   AdeccoS.A. + .....................................       138,320        8,297
   Ciba Specialty Chemicals Holding, Inc. + .........       270,120        9,015
   Credit Suisse Group + ............................       225,672       12,567
   Lonza Group AG ...................................        67,200        9,184
   Nestle S.A. ......................................        72,604       34,825
   Novartis AG ......................................       902,091       45,882
   Roche Holding Ltd. ...............................        57,600        9,606
   Swiss Reinsurance + ..............................       323,558       26,980
   Swisscom AG + ....................................        14,100        5,035
   UBS AG ## ........................................       294,530        9,949
   UBS AG, Right ## .................................       294,530          497
   Zurich Financial Services AG .....................        51,911       15,894
                                                                      ----------
TOTAL SWITZERLAND ...................................                    187,731
                                                                      ----------
UNITED KINGDOM - 19.42%
COMMON STOCKS - 19.42%
   Anglo American plc ...............................        39,950        2,597
   Aviva plc ........................................     1,797,707       22,501
   BAE Systems plc ..................................     4,369,831       40,554
   BP plc ...........................................     5,118,496       62,182
   British American Tobacco plc .....................       782,679       29,521
   British Sky Broadcasting Group plc ...............       914,390        9,909
   Cadbury Schweppes plc ............................       827,350        9,590
   Centrica plc .....................................     1,725,480       10,086
   Compass Group plc ................................       779,290        5,284
   Debenhams plc + ..................................     3,696,366        4,722

                                                           SHARES        VALUE
                                                        -----------   ----------
                                                         (DOLLARS IN THOUSANDS)
   Diageo plc .......................................       334,043   $    6,861
   GlaxoSmithKline plc ..............................     1,456,006       32,453
   HBOS plc .........................................       925,416        8,657
   HSBC Holdings plc ................................     2,282,697       39,740
   Imperial Tobacco Group plc .......................       173,540        8,347
   Kingfisher plc ...................................     1,331,160        3,515
   Lloyds TSB Group plc .............................       600,600        5,165
   National Grid plc ................................       318,881        4,441
   Old Mutual plc ...................................     3,037,599        7,743
   Pearson plc ......................................       566,810        7,404
   Prudential plc ...................................       531,800        7,296
   Reckitt Benckiser Group plc ......................       135,100        7,892
   Rolls-Royce Group plc ............................    98,260,230        9,660
   Royal Bank of Scotland plc .......................     2,696,104       18,494
   Royal Dutch Shell plc, A Shares ..................       511,404       20,618
   Royal Dutch Shell plc, B Shares ..................       636,085       25,484
   Smiths Group plc .................................       292,020        5,623
   Standard Chartered plc ...........................       177,350        6,326
   Unilever plc .....................................     1,029,609       34,843
   Vodafone Group plc ...............................    15,559,134       49,591
   Yell Group plc ...................................       811,330        2,678
                                                                      ----------
TOTAL UNITED KINGDOM ................................                    509,777
                                                                      ----------
UNITED STATES - 0.29%
COMMON STOCKS - 0.29%
   Invesco Ltd. .....................................       169,965        4,371
   News Corp. .......................................       182,280        3,263
                                                                      ----------
TOTAL UNITED STATES .................................                      7,634
                                                                      ----------
SHORT TERM INVESTMENTS - 3.03%
   American Beacon Money Market Select Fund # .......    79,540,346       79,540
                                                                      ----------
SECURITIES LENDING COLLATERAL - 11.21%
   American Beacon Cash Plus Trust # ................   115,000,000      115,000
   American Beacon Money Market Select Fund # .......   179,427,350      179,427
                                                                      ----------
TOTAL SECURITIES LENDING COLLATERAL .................                    294,427
                                                                      ----------
TOTAL INVESTMENTS 110.19% - (Cost $2,392,058) .......                  2,893,159
LIABILITIES, NET OF OTHER ASSETS - (10.19%) .........                   (267,483)
                                                                      ----------
TOTAL NET ASSETS - 100.00% ..........................                 $2,625,676
                                                                      ==========

                             See accompanying notes

AMERICAN BEACON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

     Percentages are stated as a percent of net assets.

##   Non-income producing security.

+    All or a portion of this security is on loan at April 30, 2008.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,272 or 0.16% of net assets. The Fund has no right to demand registration of these securities.

#    The Fund/Trust is affiliated by having the same investment advisor.

FUTURES CONTRACTS
(DOLLARS IN THOUSANDS)

                                                                    UNREALIZED
                               NUMBER OF   EXPIRATION    MARKET    APPRECIATION/
                               CONTRACTS      DATE       VALUE    (DEPRECIATION)
                               ---------   ----------   -------   --------------
Australia SPI Index ........       47       Jun 2008    $ 6,202       $   54
Canada S&PCDA 60 Index .....       53       Jun 2008      8,705          108
France CAC 40 Index ........      134       Jun 2008     10,228          306
Germany DAX Index ..........       31       Jun 2008      8,435          265
Hang Seng Index ............       13       May 2008      2,146           18
Italy MIB 30 Index .........       14       Jun 2008      3,608          123
Netherlands 200 AEX Index ..       18       May 2008      2,658          100
Spain IBEX 35 Index ........       19       May 2008      4,052           71
Sweden OMX Index ...........      134       May 2008      2,189           33
Tokyo FE TOPIX Index .......      149       Jun 2008     19,290          924
UK FTSE 100 Index ..........      168       Jun 2008     20,287          447
                                                        -------       ------
                                                        $87,800       $2,449
                                                        =======       ======

                             See accompanying notes

AMERICAN BEACON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(dollars in thousands)

                                                            SETTLEMENT    MARKET     UNREALIZED
                                                               DATE        VALUE    GAIN/(LOSS)
                                                            ----------   --------   -----------
CONTRACTS TO DELIVER
     4,181   Australian Dollar ..........................    6/13/2008   $  3,923      $ (69)
     4,286   Canadian Dollar ............................    6/13/2008      4,254        (24)
    10,476   Euro Currency ..............................    6/13/2008     16,326        139
 1,171,187   Japanese Yen ...............................    6/13/2008     11,293        304
     5,594   Pound Sterling .............................    6/13/2008     11,089        (51)
     9,443   Swedish Krona ..............................    6/13/2008      1,574         13
     3,492   Swiss Franc ................................    6/13/2008      3,342        101
                                                                         --------      -----
TOTAL CONTRACTS TO DELIVER
   (RECEIVABLE AMOUNT $52,214) ..........................                $ 51,801      $ 413
                                                                         --------      -----
CONTRACTS TO RECEIVE
     9,635   Australian Dollar ..........................    6/13/2008   $  9,040      $ 171
    11,443   Canadian Dollar ............................    6/13/2008     11,357        (52)
    26,586   Euro Currency ..............................    6/13/2008     41,432        155
 2,903,273   Japanese Yen ...............................    6/13/2008     27,994       (547)
    14,566   Pound Sterling .............................    6/13/2008     28,874       (110)
    20,679   Swedish Krona ..............................    6/13/2008      3,446         37
     9,638   Swiss Franc ................................    6/13/2008      9,308       (186)
                                                                         --------      -----
TOTAL CONTRACTS TO RECEIVE
   (PAYABLE AMOUNT $131,983) ............................                $131,451      $(532)
                                                                         --------      -----
NET CURRENCY FLUCTUATION ................................                              $(119)
                                                                                       =====

SECTOR DIVERSIFICATION

                                      Percent of
                                      Net Assets
                                      ----------
Consumer Discretionary ............     12.64%
Consumer Staples ..................      7.91%
Energy ............................     10.35%
Financials ........................     23.32%
Health care .......................      7.39%
Industrials .......................     11.98%
Information Technology ............      4.25%
Materials .........................      5.75%
Telecommunication Services ........      8.47%
Utilities .........................      3.89%
Short Term Investments ............     14.24%
Liabilities, Net of Other Assets ..    (10.19)%
                                       ------
                                       100.00%
                                       ======

                             See accompanying notes

AMERICAN BEACON INTERNATIONAL EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2008 (UNAUDITED) (IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

ASSETS:
   Investments in unaffiliated securities, at value (A C).................   $ 2,519,191
   Investments in affiliated securities, at value (B).....................       373,968
   Foreign currency, at value (D).........................................         4,458
   Deposit with brokers for futures contracts ............................         6,108
   Receivable for investments sold .......................................         7,875
   Dividends and interest receivable .....................................        15,449
   Receivable for fund shares sold .......................................         1,707
   Receivable for tax reclaims ...........................................           404
   Receivable for variation margin on open futures contracts .............           123
   Prepaid expenses ......................................................            61
                                                                             -----------
      TOTAL ASSETS .......................................................     2,929,344
                                                                             -----------
LIABILITIES:
   Payable for investments purchased .....................................         3,535
   Payable upon return of securities loaned ..............................       294,427
   Payable for fund shares redeemed ......................................         2,367
   Management and investment advisory fees payable (Note 2) ..............         2,266
   Administrative service and service fees payable .......................           588
   Net unrealized depreciation on foreign currency contracts .............           119
   Other liabilities .....................................................           366
                                                                             -----------
      TOTAL LIABILITIES ..................................................       303,668
                                                                             -----------
NET ASSETS ...............................................................   $ 2,625,676
                                                                             ===========
ANALYSIS OF NET ASSETS:
   Paid-in-capital .......................................................     1,974,311
   Undistributed net investment income ...................................        40,992
   Accumulated net realized gain .........................................       107,105
   Unrealized appreciation of investments, futures contracts, and foreign
      currency ...........................................................       503,268
                                                                             -----------
NET ASSETS ...............................................................   $ 2,625,676
                                                                             ===========
SHARES OUTSTANDING (NO PAR VALUE):
   Institutional Class ...................................................    53,383,323
                                                                             ===========
   PlanAhead Class .......................................................    40,007,732
                                                                             ===========
   Service Class .........................................................       158,177
                                                                             ===========
   AMR Class .............................................................    26,504,004
                                                                             ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
   Institutional Class ...................................................   $     21.93
                                                                             ===========
   PlanAhead Class .......................................................   $     21.66
                                                                             ===========
   Service Class .........................................................   $     21.54
                                                                             ===========
   AMR Class .............................................................   $     22.09
                                                                             ===========

----------
(A)  Cost of investments in unaffiliated securities ......................   $ 2,018,090

(B)  Cost of investments in affiliated securities ........................   $   373,968

(C)  Market value of securities on loan ..................................   $   297,965

(D)  Cost of foreign currency ............................................   $     4,469

                             See accompanying notes

AMERICAN BEACON INTERNATIONAL EQUITY FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 2008 (UNAUDITED) (IN THOUSANDS)

INVESTMENT INCOME:
   Dividend income from unaffiliated securities (net of foreign taxes)* ..   $  43,541
   Dividend income from affiliated securities ............................       1,281
   Interest income .......................................................         184
   Income derived from securities lending, net ...........................         744
                                                                             ---------
         TOTAL INVESTMENT INCOME .........................................      45,750
                                                                             ---------
EXPENSES:
   Management and investment advisory fees (Note 2) ......................       4,657
   Administrative service fees (Note 2):
      Institutional Class ................................................       1,657
      PlanAhead Class ....................................................       1,033
      Service Class ......................................................           5
   Transfer agent fees:
      Institutional Class ................................................          56
      PlanAhead Class ....................................................          76
      AMR Class ..........................................................           9
   Custody and fund accounting fees ......................................         525
   Professional fees .....................................................          40
   Registration fees and expenses ........................................          41
   Service fees:
      PlanAhead Class (Note 2) ...........................................       1,033
      Service Class (Note 2) .............................................           5
   Distribution fees - Service Class (Note 2) ............................           5
   Prospectus and shareholder reports ....................................         104
   Other expenses ........................................................          97
                                                                             ---------
         TOTAL EXPENSES ..................................................       9,343
                                                                             =========
NET INVESTMENT INCOME ....................................................      36,407
                                                                             ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from:
      Investments ........................................................      55,767
      Commission recapture (Note 1) ......................................          22
      Foreign currency transactions ......................................      75,516
      Futures contracts ..................................................      (4,953)
   Change in net unrealized appreciation or depreciation of:
      Investments ........................................................    (462,280)
      Foreign currency translations ......................................      38,772
      Futures contracts ..................................................        (209)
                                                                             ---------
         NET LOSS ON INVESTMENTS .........................................    (297,365)
                                                                             ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .....................   $(260,958)
                                                                             =========
   * Foreign taxes .......................................................   $   4,576

                             See accompanying notes

AMERICAN BEACON INTERNATIONAL EQUITY FUND
STATEMENT OF CHANGES OF NET ASSETS (IN THOUSANDS)

                                                                        Six Months      Year Ended
                                                                           Ended       October 31,
                                                                      April 30, 2008       2007
                                                                      --------------   -----------
                                                                        (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income ..........................................     $   36,407     $   78,060
   Net realized gain on investments, futures contracts, and foreign
      currency transactions .......................................        126,352        314,273
   Change in net unrealized appreciation or (depreciation) of investments, futures contracts, and foreign currency
      translations ................................................       (423,717)       217,790
                                                                        ----------     ----------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
            OPERATIONS ............................................       (260,958)       610,123
                                                                        ----------     ----------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
      Institutional Class .........................................        (40,936)       (31,129)
      PlanAhead Class .............................................        (20,913)       (14,581)
      Service Class ...............................................           (105)           (64)
      AMR Class ...................................................        (18,454)       (12,610)
   Net realized gain on investments:
      Institutional Class .........................................       (155,609)      (114,385)
      PlanAhead Class .............................................        (87,859)       (59,491)
      Service Class ...............................................           (483)          (327)
      AMR Class ...................................................        (63,681)       (41,178)
                                                                        ----------     ----------
         NET DISTRIBUTIONS TO SHAREHOLDERS ........................       (388,040)      (273,765)
                                                                        ----------     ----------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares ..................................        282,429        572,603
   Reinvestment of dividends and distributions ....................        366,395        259,288
   Cost of shares redeemed ........................................       (648,272)      (783,879)
   Redemption fees ................................................            457            505
                                                                        ----------     ----------
         NET INCREASE IN NET ASSETS FROM CAPITAL SHARE
            TRANSACTIONS ..........................................          1,009         48,517
                                                                        ----------     ----------
NET INCREASE (DECREASE) IN NET ASSETS .............................       (647,989)       384,875
                                                                        ----------     ----------
NET ASSETS:
   Beginning of period ............................................     $3,273,665      2,888,790
                                                                        ----------     ----------
   END OF PERIOD * ................................................     $2,625,676     $3,273,665
                                                                        ==========     ==========
* Includes undistributed net investment income of .................         40,992     $   81,197
                                                                        ==========     ==========

                             See accompanying notes

AMERICAN BEACON INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2008 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American Beacon Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no load, diversified, open-end management investment company. These financial statements and notes to the financial statements relate to the American Beacon International Equity Fund (the "Fund"), a series of the Trust.

     American Beacon Advisors, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation ("AMR"), the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

     On April 16, 2008, AMR announced that it has reached a definitive agreement to sell American Beacon Advisors, Inc. to Lighthouse Holdings, Inc., which is owned by investment funds affiliated with Pharos Capital Group, LLC and TPG Capital, two leading private equity firms. AMR expects to close the sale later this year, subject to customary closing conditions as well as the approval of the shareholders of the American Beacon family of mutual funds and consents from other clients of the Manager.

Class Disclosure

     The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

       CLASS:                       OFFERED TO:                  SERVICE AND DISTRIBUTION FEES:
       ------         --------------------------------------   ----------------------------------
INSTITUTIONAL CLASS   Investors making an initial investment   Administrative Service Fee - 0.25%
                      of $2 million

PLANAHEAD CLASS       General public and investors investing   Administrative Service Fee - 0.25%
                      through an intermediary                  Service Fee - 0.25%

SERVICE CLASS         Investors investing through an           Administrative Service Fee - 0.25%
                      intermediary                             Service Fee - 0.25%
                                                               Distribution Fee - 0.25%

AMR CLASS             Investors in the tax-exempt retirement   N/A
                      and benefit plans of AMR Corporation
                      and its affiliates

     Investment income, net capital gains (losses) and all expenses incurred by the Fund are allocated based on the relative net assets of each class, except for service fees and certain other fees and expenses related solely to one class of shares.

Security Valuation

     Investments are valued at the close of the New York Stock Exchange (the "Exchange"), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

     Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. When a price is unavailable from a pricing service or when the price provided by the pricing service is deemed not to represent fair value, the prices of debt securities may be determined using quotes obtained from brokers.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates market value.

AMERICAN BEACON INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2008 (UNAUDITED)

     Securities for which market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board of Trustees (the "Board").

     Most foreign markets close before the Exchange. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the Exchange normally will not be reflected in security valuations. If such developments are so significant that they will, in the judgment of the pricing committee of the Fund, clearly and materially affect the value of securities, the foreign market closing prices may be adjusted to reflect the fair value of the securities as of the close of the Exchange, as determined in good faith and pursuant to procedures approved by the Board. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service.

Security Transactions and Investment Income

     Security transactions are recorded on the trade date of the security purchase or sale.

     The Fund may purchase securities with delivery or payment to occur at a later date. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations.

     Dividend income, net of foreign taxes, is recorded on the ex-dividend date except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Currency Translation

     All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

Forward Foreign Currency Contracts

     The Fund may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of Fund securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Fund bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Fund also bears the credit risk if the counterparty fails to perform under the contract.

Futures Contracts

     Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Fund may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are

AMERICAN BEACON INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2008 (UNAUDITED)

the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

     Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents 5% of the face value of the futures contract. The initial margin amount is reflected as a Deposit with broker for futures contracts on the Statement of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

Dividends to Shareholders

     Dividends from net investment income of the Fund normally will be declared and paid at least annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.

Commission Recapture

     The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund's investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain in the Fund's Statement of Operations.

Allocation of Income, Expenses, Gains and Losses

     Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Use of Estimates

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Redemption Fees

     The Fund imposes a 2% redemption fee on shares held for less than 90 days. The fee is deducted from the redemption proceeds and is intended to offset the trading costs, market impact and other costs associated with short-term trading activity in the Fund. The "first-in, first-out" method is used to determine the holding period. The fee is allocated to all classes of the Fund pro-rata based on their respective net assets.

Recently Issued Accounting Pronouncements

     In September 2006, the FASB issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of April 30, 2008, the Manager does not believe the

AMERICAN BEACON INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2008 (UNAUDITED)

adoption of FAS 157 will materially impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value.

Other

     Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. TRANSACTIONS WITH AFFILIATES

Management Agreement

     The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all administrative, investment advisory, fund management and securities lending services. Investment assets of the Fund are managed by multiple investment advisors that have entered into separate investment advisory agreements with the Manager. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Fund an annualized fee equal to 0.10% of the average daily net assets plus amounts paid by the Manager to the investment advisors hired by the Manager to direct investment activities of the Fund. Management fees paid during the six months ended April 30, 2008 were as follows (dollars in thousands):

                               AMOUNTS PAID   NET AMOUNTS
MANAGEMENT FEE   MANAGEMENT   TO INVESTMENT   RETAINED BY
     RATE            FEE         ADVISORS       MANAGER
--------------   ----------   -------------   -----------
  0.25%-0.60%      $4,657        $3,287          $1,370

     As compensation for services provided by the Manager in connection with securities lending activities, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee up to 25% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers when a borrower posts collateral other than cash, a fee up to 25% of such loan fees. This fee is netted against securities lending income in the Statement of Operations. During the six months ended April 30, 2008 securities lending fees paid to the Manager were $194,125.

Administrative Services Agreement

     The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative services to the Fund. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.25% of the average daily net assets of the Institutional, PlanAhead, and Service Classes of the Fund.

Distribution Plans

     The Fund, except for the Service Class of the Fund, has adopted a "defensive" Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act, pursuant to which no fees may be charged to the Fund for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

AMERICAN BEACON INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2008 (UNAUDITED)

     A separate Distribution Plan (the "Distribution Plan") has been adopted pursuant to Rule 12b-1 under the Act for the Service Class of the Fund. Under the Distribution Plan, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Service Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

     The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the PlanAhead and Service Classes. As compensation for performing the duties required under the Service Plans, the Manager receives 0.25% of the average daily net assets of the PlanAhead and Service Classes of the Fund.

Brokerage Commissions

     Affiliated entities of an investment advisor to the Fund received net commissions on purchases and sales of the Fund's portfolio securities totaling $1,229 for the six months ended April 30, 2008.

Investment in Affiliated Funds

     The Fund is permitted, pursuant to an exemptive order by the Securities and Exchange Commission ("SEC") and procedures approved by the Board, to invest up to 25% of its total assets in the American Beacon Money Market Select Fund (the "Select Fund"). Cash collateral received by the Fund in connection with securities lending may be invested in the Select Fund and the American Beacon Cash Plus Trust (the "Cash Trust")(collectively, the "Affiliated Funds"). The Fund and the Affiliated Funds have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the Affiliated Funds and receives from each Affiliated Fund an annualized fee up to 0.10% of its average daily net assets. During the six months ended April 30, 2008, the Manager earned fees from the Affiliated Funds totaling $30,851 on the Fund's direct investment in the Affiliated Funds and $68,866 from securities lending collateral invested in the Affiliated Funds.

Interfund Lending Program

     Pursuant to an exemptive order by the SEC, the Fund, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program as a borrower. This program provides an alternative credit facility allowing the Fund to borrow from other participating Funds. For the six months ended April 30, 2008, the Fund did not utilize the credit facility.

Expense Reimbursement Plan

     The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class' average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. During the six months ended April 30, 2008, there were no additional waived fees or reimbursed expenses subject to potential recovery.

Other

     At April 30, 2008, AMR Corporation and subsidiary companies and employee benefit trusts thereof owned 22% of the Fund's shares.

AMERICAN BEACON INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2008 (UNAUDITED)

3. FEDERAL INCOME AND EXCISE TAXES

     It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.

     The Fund adopted the provisions of FASB Interpretation No. 48, "Accounting for Uncertainties in Income Taxes" ("FIN48"), on January 1, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended October 31, 2007 remains subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in "Other expenses" on the Statement of Operations.

     Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. generally accepted accounting principles. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

     The tax character of distributions paid during the six months ended April 30, 2008 and the year ended October 31, 2007 were as follows (in thousands):

                                           SIX MONTHS ENDED    YEAR ENDED
                                               APRIL 30,      OCTOBER 31,
                                                 2008             2007
                                           ----------------   -----------
                                              (unaudited)
DISTRIBUTIONS PAID FROM:
   ORDINARY INCOME*
      Institutional Class ..............       $ 69,220         $ 55,466
      PlanAhead Class ..................         36,887           27,239
      Service Class ....................            193              133
      AMR Class ........................         30,031           21,371
   LONG-TERM CAPITAL GAIN
      Institutional Class ..............        127,324           90,048
      PlanAhead Class ..................         71,886           46,834
      Service Class ....................            395              257
      AMR Class ........................         52,104           32,417
                                               --------         --------
TOTAL DISTRIBUTIONS PAID ...............       $388,040         $273,765
                                               ========         ========

* For tax purposes, short-term capital gains are considered ordinary income distributions.

     As of April 30, 2008, the components of distributable earnings on a tax basis were as follows (in thousands):

Cost basis of investments for federal
   income tax purposes .................   $2,410,287
Unrealized appreciation ................      618,334
Unrealized depreciation ................     (135,462)
                                           ----------
Net unrealized appreciation ............      482,872
Undistributed ordinary income ..........       40,859
Undistributed long-term gain ...........      118,379
                                           ----------
Distributable earnings .................   $  642,110
                                           ==========

     Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses from wash sales, the realization for tax purposes of unrealized gain/(losses) on certain

AMERICAN BEACON INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2008 (UNAUDITED)

derivative instruments, the realization for tax purposes of unrealized gain/(losses) on investments in passive foreign investment companies, and
Section 732 basis adjustments.

     Due to inherent differences in the recognition of income, expenses and realized gains/(losses) under U.S. generally accepted accounting principles and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

     Accordingly, the following amounts represent current year permanent differences derived from foreign currency gains/(losses) from sales of investments in passive foreign investment companies, and Section 732 basis adjustments that have been reclassified as of April 30, 2008 (in thousands):

Paid-in-capital ............................   $ 2,010
Undistributed net investment income ........     3,796
Accumulated net realized loss ..............    (5,806)
Unrealized depreciation of investments,
   futures contracts and foreign currency ..        --

4. INVESTMENT TRANSACTIONS

     The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended April 30, 2008 were (in thousands) $408,084 and $777,486, respectively.

     A summary of the Fund's direct transactions in Affiliated Funds for the six months ended April 30, 2008 is set forth below (in thousands):

                OCTOBER 31, 2007                             APRIL 30, 2008
AFFILIATE     SHARES/MARKET VALUE   PURCHASES    SALES     SHARES/MARKET VALUE
---------     -------------------   ---------   --------   -------------------
Select Fund         $71,709         $743,754    $735,923         $79,540

5. SECURITIES LENDING

     The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned and initially in an amount at least equal to 102% of the fair value of domestic securities loaned or 105% of the fair value of international securities loaned. Collateral is marked to market and monitored daily. To the extent that a loan is collateralized by cash, such collateral shall be invested by the securities lending agent (the "Agent") in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements.

     The Fund, the Agent and the Manager retain 75%, 15%, and 10%, respectively, of the income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund, the Agent, and the Manager 75%, 15%, and 10%, respectively. The Fund also continues to receive income on the securities loaned, and any gain or loss in the market prices of securities loaned that may occur during the term of the loan.

     Risks to the Fund in securities lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

     At April 30, 2008, securities with a market value of approximately $279,965,000 were loaned by the Fund. Cash collateral held by the custodian for the Fund in an investment in the Affiliated Funds totaled $294,427,000.

AMERICAN BEACON INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2008 (UNAUDITED)

6. CAPITAL SHARE TRANSACTIONS

     The tables below summarize the activity in capital shares for each Class of the Fund (dollars and shares in thousands):

Six Months ended April 30, 2008

                                       INSTITUTIONAL CLASS      PLANAHEAD CLASS       SERVICE CLASS         AMR CLASS
                                       -------------------    ------------------    ----------------    -----------------
                                        SHARES     AMOUNT     SHARES     AMOUNT     SHARES    AMOUNT    SHARES    AMOUNT
                                       -------   ---------    ------   ---------    ------   -------    ------   --------
Shares sold ........................     3,488   $  77,704     8,399   $ 177,271      29     $   613     1,208   $ 26,841
Reinvestment of dividends ..........     7,822     177,012     4,768     106,664      26         585     3,606     82,134
Shares redeemed ....................   (19,661)   (435,106)*  (6,852)   (149,293)*   (81)     (1,709)*  (2,735)   (61,707)*
                                        ------   ---------     -----   ---------     ---     -------     -----   --------
Net increase (decrease) in shares
   outstanding .....................    (8,351)  $(180,390)    6,315   $ 134,642     (26)    $  (511)    2,079   $ 47,268
                                        ======   =========     =====   =========     ===     =======     =====   ========

Year Ended October 31, 2007

                                       INSTITUTIONAL CLASS      PLANAHEAD CLASS        SERVICE CLASS          AMR CLASS
                                       -------------------    -------------------    ----------------    ------------------
                                        SHARES     AMOUNT      SHARES     AMOUNT     SHARES    AMOUNT    SHARES    AMOUNT
                                       -------   ---------    -------   ---------    ------   -------    ------   ---------
Shares sold ........................     9,309   $ 233,941     10,042   $ 248,361     (22)    $   548     3,615   $  89,753
Reinvestment of dividends ..........     5,632     133,085     (3,079)     72,025     (17)        390     2,264      53,788
Shares redeemed ....................   (15,989)   (400,672)*  (11,014)   (276,108)*   (51)     (1,254)*  (4,109)   (105,340)*
                                        ------   ---------     ------   ---------     ---     -------     -----   ---------
Net increase (decrease) in shares
     outstanding ...................    (1,048)  $ (33,646)    2,107    $  44,278     (12)    $  (316)    1,770   $  38,201
                                        ======   =========     ======   =========     ===     =======     =====   =========

----------
*   Net of Redemption Fees

AMERICAN BEACON INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                  Institutional Class
                                                        -----------------------------------------------------------------------
                                                            Six
                                                           Months                        Year Ended October 31
                                                        Ended April    --------------------------------------------------------
                                                          30, 2008        2007        2006        2005       2004(A)    2003(B)
                                                        -----------    ----------  ----------  ----------  ----------  --------
                                                        (unaudited)
Net asset value, beginning of period .................  $    27.32     $    24.68  $    20.98  $    18.47  $    15.46  $  12.10
                                                        ----------     ----------  ----------  ----------  ----------  --------
Income from investment operations:
   Net investment income(C, D) .......................        0.35           0.65        0.60        0.44        0.30      0.25
   Net gains (losses) on securities (both realized and
      unrealized)(C) .................................       (2.38)          4.31        4.86        2.31        3.12      3.47
                                                        ----------     ----------  ----------  ----------  ----------  --------
Total income (loss) from investment operations .......       (2.03)          4.96        5.46        2.75        3.42      3.72
                                                        ----------     ----------  ----------  ----------  ----------  --------
Less distributions:
   Dividends from net investment income ..............       (0.70)         (0.50)      (0.43)      (0.24)      (0.41)    (0.36)
   (Distributions from net realized gains on
      securities) ....................................       (2.66)         (1.82)      (1.33)         --          --        --
                                                        ----------     ----------  ----------  ----------  ----------  --------
Total distributions ..................................       (3.36)         (2.32)      (1.76)      (0.24)      (0.41)    (0.36)
                                                        ----------     ----------  ----------  ----------  ----------  --------
Redemption fees added to beneficial interest(E) ......        0.00           0.00        0.00        0.00        0.00      0.00
                                                        ----------     ----------  ----------  ----------  ----------  --------
Net asset value, end of period .......................  $    21.93     $    27.32  $    24.68  $    20.98  $    18.47  $  15.46
                                                        ==========     ==========  ==========  ==========  ==========  ========
Total return .........................................      (7.87)%(F)      21.54%      27.49%      15.04%      22.49%    31.61%
                                                        ==========     ==========  ==========  ==========  ==========  ========
Ratios and supplemental data:
   Net assets, end of period (in thousands) ..........  $1,170,445     $1,686,668  $1,549,521  $1,286,441  $1,029,272  $722,333
   Ratios to average net assets (annualized):
      Expenses, net of waivers(C) ....................        0.66%          0.67%       0.71%       0.70%       0.76%     0.79%
      Expenses, before waivers(C) ....................        0.66%          0.67%       0.71%       0.70%       0.76%     0.79%
      Net investment income, net of waivers(C) .......        2.57%          2.46%       2.52%       2.17%       1.69%     1.97%
      Net investment income (loss), before
         waivers(C) ..................................        2.57%          2.46%       2.52%       2.17%       1.69%     1.97%
   Portfolio turnover rate(G) ........................          15%(F)         38%         40%         37%         36%       44%

----------
(A) The Boston Company Asset Management, LLC was added as an investment advisor to the International Equity Fund on September 27, 2004.

(B) Independence Investment LLC was removed as an investment advisor to the International Equity Fund on October 24, 2003.

(C) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon International Equity Portfolio through February 28, 2006.

(D) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share through October 31, 2005.

(E)  Amounts represent less than $0.01 per share.

(F)  Not annualized.

(G) The International Equity Fund invested all of its investable assets in the American Beacon International Equity Portfolio through February 28, 2006. Portfolio turnover rate through February 28, 2006 is that of the American Beacon International Equity Portfolio.

AMERICAN BEACON INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                 PlanAhead Class
                                                         ---------------------------------------------------------------
                                                             Six
                                                            Months
                                                             Ended                     Year Ended October 31
                                                           April 30,   ----------------------------------------------------
                                                             2008        2007       2006       2005      2004(A)    2003(B)
                                                         -----------   --------   --------   --------   --------   --------
                                                         (unaudited)
Net asset value, beginning of period .................   $  26.99      $  24.42   $  20.79   $  18.31   $  15.34   $  11.95
                                                         --------      --------   --------   --------   --------   --------
Income from investment operations:
   Net investment income(C, D) .......................       0.30          0.58       0.50       0.41       0.26       0.22
   Net gains (losses) on securities (both realized and
      unrealized)(C) .................................      (2.34)         4.26       4.84       2.29       3.08       3.46
                                                         --------      --------   --------   --------   --------   --------
Total income (loss) from investment operations .......      (2.04)         4.84       5.34       2.70       3.34       3.68
                                                         --------      --------   --------   --------   --------   --------
Less distributions:
   Dividends from net investment income ..............      (0.63)        (0.45)     (0.38)     (0.22)     (0.37)     (0.29)
   Distributions from net realized gains on
       securities ....................................      (2.66)        (1.82)     (1.33)        --         --         --
                                                         --------      --------   --------   --------   --------   --------
Total distributions ..................................      (3.29)        (2.27)     (1.71)     (0.22)     (0.37)     (0.29)
                                                         --------      --------   --------   --------   --------   --------
Redemption fees added to beneficial interest(E) ......       0.00          0.00       0.00       0.00       0.00       0.00
                                                         --------      --------   --------   --------   --------   --------
Net asset value, end of period .......................   $  21.66      $  26.99   $  24.42   $  20.79   $  18.31   $  15.34
                                                         ========      ========   ========   ========   ========   ========
Total return .........................................      (7.99)%(F)    21.23%     27.20%     14.73%     22.16%     31.62%
                                                         ========      ========   ========   ========   ========   ========
Ratios and supplemental data:
   Net assets, end of period (in thousands) ..........   $866,385      $909,385   $771,298   $560,770   $310,540   $177,425
   Ratios to average net assets (annualized):
      Expenses, net of waivers(C) ....................       0.92%         0.93%      0.96%      0.95%      1.02%      1.10%
      Expenses, before waivers(C) ....................       0.92%         0.93%      0.96%      0.95%      1.02%      1.10%
      Net investment income, net of waivers(C) .......       2.56%         2.26%      2.25%      1.96%      1.46%      1.68%
      Net investment income (loss), before
         waivers(C) ..................................       2.56%         2.26%      2.25%      1.96%      1.46%      1.68%
   Portfolio turnover rate(G) ........................         15%(F)        38%        40%        37%        36%        44%

----------
(A) The Boston Company Asset Management, LLC was added as an investment advisor to the International Equity Fund on September 27, 2004.

(B) Independence Investment LLC was removed as an investment advisor to the International Equity Fund on October 24, 2003.

(C) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon International Equity Portfolio through February 28, 2006.

(D) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share through October 31, 2005.

(E)  Amounts represent less than $0.01 per share.

(F)  Not annualized.

(G) The International Equity Fund invested all of its investable assets in the American Beacon International Equity Portfolio through February 28, 2006. Portfolio turnover rate through February 28, 2006 is that of the American Beacon International Equity Portfolio.

AMERICAN BEACON INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                  Service Class
                                                         --------------------------------------------------------------
                                                            Six                      Year Ended October 31
                                                            Months     ------------------------------------------------
                                                            Ended                                            May 01 to
                                                          April 30,                                         October 31,
                                                             2008       2007     2006     2005    2004(B)     2003(A)
                                                         -----------   ------   ------   ------   -------   -----------
                                                         (unaudited)
Net asset value, beginning of period .................   $26.83        $24.24   $20.61   $18.24   $15.31    $   12.18
                                                         ------        ------   ------   ------   ------    ---------
Income from investment operations:
   Net investment income(C,D) ........................     0.25          0.56     0.46     0.37     0.30         0.09
   Net gains (losses) on securities (both realized and
      unrealized)(C) .................................    (2.30)         4.20     4.76     2.26     2.99         3.04
                                                         ------        ------   ------   ------   ------    ---------
Total income (loss) from investment operations .......    (2.05)         4.76     5.22     2.63     3.29         3.13
                                                         ------        ------   ------   ------   ------    ---------
Less distributions:
   Dividends from net investment income ..............    (0.58)        (0.35)   (0.26)   (0.26)   (0.36)          --
   Distributions from net realized gains on
      securities .....................................    (2.66)        (1.82)   (1.33)      --       --           --
                                                         ------        ------   ------   ------   ------    ---------
Total distributions ..................................    (3.24)        (2.17)   (1.59)   (0.26)   (0.36)          --
                                                         ------        ------   ------   ------   ------    ---------
Redemption fees added to beneficial interest(E) ......     0.00          0.00     0.00     0.00     0.00         0.00
                                                         ------        ------   ------   ------   ------    ---------
Net asset value, end of period .......................   $21.54        $26.83   $24.24   $20.61   $18.24    $   15.31
                                                         ======        ======   ======   ======   ======    =========
Total return .........................................    (8.05)%(F)    20.85%   26.89%   14.45%   21.88%       25.70%
                                                         ======        ======   ======   ======   ======    =========
Ratios and supplemental data:
   Net assets, end of period (in thousands) ..........   $3,407        $4,932   $4,740   $2,987   $  739    $       1
   Ratios to average net assets (annualized):
      Expenses, net of waivers(C) ....................     1.15%         1.12%    1.16%    1.21%    1.27%        1.50%
      Expenses, before waivers(C) ....................     1.15%         1.15%    1.19%    1.21%    6.26%    1,139.08%
      Net investment income, net of waivers(C) .......     2.02%         2.04%    2.09%    1.70%    0.81%        1.33%
      Net investment income (loss), before
         waivers(C) ..................................     2.02%         2.01%    2.05%    1.70%   (4.18)%   (1,136.25)%
   Portfolio turnover rate(G) ........................       15%(F)        38%      40%      37%      36%           44%(H)

----------
(A) Independence Investment LLC was removed as an investment advisor to the International Equity Fund on October 24, 2003.

(B) The Boston Company Asset Management, LLC was added as an investment advisor to the International Equity Fund on September 27, 2004.

(C) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon International Equity Portfolio through February 28, 2006.

(D) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share through October 31, 2005.

(E)  Amounts represent less than $0.01 per share.

(F)  Not annualized.

(G) The International Equity Fund invested all of its investable assets in the American Beacon International Equity Portfolio through February 28, 2006. Portfolio turnover rate through February 28, 2006 is that of the American Beacon International Equity Portfolio.

(H) Portfolio turnover rate is for the period from November 1, 2002 through October 31, 2003.

AMERICAN BEACON INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                      AMR Class
                                                         ------------------------------------------------------------------
                                                             Six
                                                            Months
                                                            Ended                      Year Ended October 31
                                                          April 30,    ----------------------------------------------------
                                                             2008         2007      2006       2005      2004(A)    2003(B)
                                                         -----------   --------   --------   --------   --------   --------
                                                         (unaudited)
Net asset value, beginning of period .................   $  27.54      $  24.86   $  21.12   $  18.58   $  15.54   $  12.18
                                                         --------      --------   --------   --------   --------   --------
Income from investment operations:
   Net investment income(C, D) .......................       0.35          0.73       0.63       0.50       0.34       0.29
   Net gains losses on securities both realized and
      unrealized(C) ..................................      (2.37)         4.33       4.92       2.33       3.14       3.46
                                                         --------      --------   --------   --------   --------   --------
Total income loss from investment operations .........      (2.02)         5.06       5.55       2.83       3.48       3.75
                                                         --------      --------   --------   --------   --------   --------
Less distributions:
   Dividends from net investment income ..............      (0.77)        (0.56)     (0.48)     (0.29)     (0.44)     (0.39)
   Distributions from net realized gains on
      securities .....................................      (2.66)        (1.82)     (1.33)        --         --         --
                                                         --------      --------   --------   --------   --------   --------
Total distributions ..................................      (3.43)        (2.38)     (1.81)     (0.29)     (0.44)     (0.39)
                                                         --------      --------   --------   --------   --------   --------
Redemption fees added to beneficial interest(E) ......       0.00          0.00       0.00       0.00       0.00       0.00
                                                         --------      --------   --------   --------   --------   --------
Net asset value, end of period .......................   $  22.09      $  27.54   $  24.86   $  21.12   $  18.58   $  15.54
                                                         ========      ========   ========   ========   ========   ========
Total return .........................................      (7.72)%(F)    21.86%     27.88%     15.32%     22.84%     31.77%
                                                         ========      ========   ========   ========   ========   ========
Ratios and supplemental data:
   Net assets, end of period (in thousands) ..........   $585,439      $672,680   $563,231   $448,096   $460,114   $322,801
   Ratios to average net assets (annualized):
      Expenses, net of waivers(C) ....................       0.40%         0.42%      0.45%      0.44%      0.49%      0.52%
      Expenses, before waivers(C) ....................       0.40%         0.42%      0.45%      0.44%      0.49%      0.52%
      Net investment income, net of waivers(C) .......       2.98%         2.77%      2.76%      2.49%      1.97%      2.22%
      Net investment income (loss), before
         waivers(C) ..................................       2.98%         2.77%      2.76%      2.49%      1.97%      2.22%
   Portfolio turnover rate(G) ........................         15%(F)        38%        40%        37%        36%        44%

----------
(A) The Boston Company Asset Management, LLC was added as an investment advisor to the International Equity Fund on September 27, 2004.

(B) Independence Investment LLC was removed as an investment advisor to the International Equity Fund on October 24, 2003.

(C) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon International Equity Portfolio through February 28, 2006.

(D) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share through October 31, 2005.

(E)  Amounts represent less than $0.01 per share.

(F)  Not annualized.

(G) The International Equity Fund invested all of its investable assets in the American Beacon International Equity Portfolio through February 28, 2006. Portfolio turnover rate through February 28, 2006 is that of the American Beacon International Equity Portfolio.

                        (AMERICAN BEACON FUNDS(SM) LOGO)

DELIVERY OF DOCUMENTS

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.

If you invest in the Fund through a financial institution, you may be able to receive the Fund's regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution's name or contact your financial institution directly.

TO OBTAIN MORE INFORMATION ABOUT THE FUND:

              (GRAPHIC)                                 (GRAPHIC)

              BY E-MAIL:                            ON THE INTERNET:
  american_beacon.funds@ambeacon.com              Visit our website at
                                               www.americanbeaconfunds.com

              (GRAPHIC)                                 (GRAPHIC)

            BY TELEPHONE:                              BY MAIL:
         Institutional Class                    American Beacon Funds
         Call (800) 658-5811                       P.O. Box 219643
            AMR Class(SM)                     Kansas City, MO 64121-9643
         Call (800) 345-2345
PlanAhead Class(R) and Service Class
         Call (800) 388-3344

      AVAILABILITY OF QUARTERLY                 AVAILABILITY OF PROXY
         PORTFOLIO SCHEDULES                  VOTING POLICY AND RECORDS

In addition to the Schedule of          A description of the policies and
Investments provided in each            procedures the Fund uses to determine
semi-annual and annual report, the      how to vote proxies relating to
Fund files a complete schedule of its   portfolio securities is available in
portfolio holdings with the             the Fund's Statement of Additional
Securities and Exchange Commission      Information, is available free of
("SEC") on Form N-Q as of the first     charge on the Fund's website
and third fiscal quarters. The Fund's   (www.americanbeaconfunds.com) and by
Forms N-Q are available on the SEC's    calling 1-800-967-9009 or by
website at www.sec.gov. The Forms N-Q   accessing the SEC's website at
may also be reviewed and copied at      www.sec.gov. The Fund's proxy voting
the SEC's Public Reference Room, 450    record for the most recent year ended
Fifth Street, NW, Washington, DC        June 30 is filed annually with the
20549. Information regarding the        SEC on Form N-PX. The Fund's Forms
operation of the SEC's Public           N-PX are available on the SEC's
Reference Room may be obtained by       website at www.sec.gov. The Fund's
calling 1-800-SEC-0330. A complete      proxy voting record may also be
schedule of the Fund's portfolio        obtained by calling 1-800-967-9009.
holdings is also available on the
Funds' website
(www.americanbeaconfunds.com)
approximately thirty days after the
end of each month.

FUND SERVICE PROVIDERS:

CUSTODIAN               TRANSFER AGENT          INDEPENDENT REGISTERED   DISTRIBUTOR
STATE STREET BANK AND   BOSTON FINANCIAL DATA   PUBLIC ACCOUNTING        FORESIDE FUND SERVICES
TRUST                   SERVICES                FIRM                     Portland, Maine
Boston, Massachusetts   Kansas City, Missouri   ERNST & YOUNG LLP
                                                Dallas, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

American Airlines, Inc. is not responsible for investments made in the American Beacon Funds. American Beacon Funds is a service mark of AMR Corporation. American Beacon International Equity Fund is a service mark of American Beacon Advisors, Inc.

                         GUIDANCE | VISION | EXPERIENCE

(AMERICAN BEACON FUNDS(SM) LOGO)

                                    (GRAPHIC)

                               SEMI-ANNUAL REPORT

APRIL 30, 2008

LARGE CAP VALUE FUND

About American Beacon

     Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

     Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Contents

President's Message................................................            1
Market and Performance Overview....................................            2
Schedule of Investments............................................            6
Additional Information.............................................   Back Cover

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor's strategies and the Fund's portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds                                             April 30, 2008

(PHOTO OF WILLIAM F. QUINN)

FELLOW SHAREHOLDERS,

     I am pleased to present to you the American Beacon Large Cap Value Fund Semi-Annual Report for the six months ended April 30, 2008.

     The American Beacon Large Cap Value Fund-Institutional Class reported a total return of -10.41% for this six-month period, with an expense ratio of 0.60% for the most recent fiscal year ended October 31, 2007.

     The sub-prime mortgage crisis, rising oil and food prices all contributed to a slowing economy that affected the U.S. equity markets negatively in the past six months. This was evident when the S&P 500 and Dow Jones Industrial Average indices reported returns of -9.64% and -6.79%, respectively, for this period. During the period, the uncertainties surrounding banks, investment banks and the entire financial system have resulted in an extraordinary amount of volatility. We believe the Fund's fundamental value investment philosophy and lower than average expense ratio will continue to serve the Fund well over the longer term.

     Please review the enclosed market overview, portfolio listings and detailed financial data. As always, we welcome the opportunity to serve your financial needs. To obtain further details about the American Beacon Funds family or to access your account information, please visit our website at www.americanbeaconfunds.com. Thank you for your continued confidence in the American Beacon Large Cap Value Fund.

                                        Sincerely,


                                        /s/ William F. Quinn

                                        William F. Quinn
                                        President
                                        American Beacon Funds

DOMESTIC EQUITY MARKET OVERVIEW
APRIL 30, 2008 (UNAUDITED)

     Market volatility remained prevalent in the November-through-April time frame as concerns escalated regarding inflation, housing, credit and the long-term viability of some well-established financial institutions. Stock prices declined markedly as investors did not discriminate by market capitalization, investment style or geographic region. In sharp contrast to the equity markets, commodities continued to soar as the dollar weakened further. Responding to the liquidity crisis, the Federal Reserve ("Fed") provided monetary stimulus not only through five cuts in interest rates over the course of the six months (leaving the Federal Funds target rate at 2.00% on April 30, 2008, down from 4.50% on October 31, 2007), but also through significant expansion of lending facilities to accept a wide variety of collateral from both banks and brokerage firms. In their closely watched statement at the conclusion of their meeting on April 30, 2008, the Fed issued a negative outlook on the economy, suggesting that growth remained weak and could be further pressured by "subdued" business investment. In addition, the Fed reiterated that financial markets remained under "considerable" stress.

     However, the month of April 2008 may have marked a turning point for equity investors as stocks managed a strong rally as investors sought attractive valuations in an economic environment that turned out not to be as bad as initially feared. Several industry bellwethers reported solid profit news, offering further encouragement to those non-financial sectors that have yet to be affected by the credit crisis. Stocks were up across the board in April, with all the major domestic market indices showing gains. Yields for U.S. Treasuries increased (and prices for those securities dropped) as investors anticipated an end to the Fed's easing campaign as well as in an attempt to seek better value in the equity market.

     Growth stocks in the Russell indices held up slightly better than their value counterparts during the six-month period, although both styles declined. Stock prices declined across all capitalization ranges; however, midcap companies held up better than large caps, while smaller companies declined sharply.

     Weak equity performance was widespread over the semi-annual period. With the exception of Energy, every sector in the broad market S&P 500 Index declined. Despite interest rate cuts and relaxed Fed requirements, Financials was the worst-performing sector, with a total return of -20.0%. Stocks in the Information Technology, Telecommunication Services, Health Care and Consumer Discretionary sectors also suffered double-digit declines. Other than Energy, with a total return of 6.3%, there were no bright spots. Even Consumer Staples, often viewed as a defensive category, pulled back slightly as investors worried that consumer spending would not pick up anytime soon.

     Since the financial crisis began last August, monetary policy makers had been very aggressive, cutting interest rates seven different times. In addition, the Fed had been innovative in contending with the current financial crisis by developing (or resurrecting) policy initiatives and lending facilities in an attempt to target liquidity without further pressuring the dollar or adding to inflationary concerns. Yet despite these efforts, inflationary pressures continued to build and the dollar continued to weaken. As a result, by the end of April 2008, market interest rates had once again begun to move against the Fed, this time upward, as global investors anticipated a pause in, if not a completion of, the most recent Fed easing campaign.

PERFORMANCE OVERVIEW
AMERICAN BEACON LARGE CAP VALUE FUND(SM)
APRIL 30, 2008 (UNAUDITED)

     The Institutional Class of the Large Cap Value Fund returned -10.41% for the six months ended April 30, 2008, lagging the Russell 1000(R) Value Index ("Index") return of -9.83% and the Lipper Large-Cap Value Funds Index return of -10.20%.

                                              ANNUALIZED TOTAL RETURNS
                                                PERIODS ENDED 4/30/08
                                      ---------------------------------------
                                      6 MONTHS*   1 YEAR   5 YEARS   10 YEARS
                                      ---------   ------   -------   --------
Institutional Class(1, 4) .........    -10.41%    -7.43%    15.11%     6.07%
PlanAhead Class(1, 4) .............    -10.48%    -7.62%    14.82%     5.78%
Service Class(1, 2, 4) ............    -10.59%    -7.87%    14.65%     5.71%
AMR Class(1, 4) ...................    -10.28%    -7.15%    15.42%     6.34%
Lipper Large-Cap
Value Funds Index (3) .............    -10.20%    -7.41%    11.18%     4.32%
Russell 1000
Value Index (3) ...................     -9.83%    -8.97%    12.85%     5.97%

*    Not annualized

(1.) Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

(2.) Fund performance for the five-year and ten-year periods represents the total returns achieved by the PlanAhead Class from 4/30/98 up to 6/1/05, the inception date of the Service Class, and the returns of the Service Class since its inception. Expenses of the Service Class are higher than those of the PlanAhead Class. Therefore, total returns shown may be higher than they would have been had the Service Class been in existence since 4/30/98. A portion of the fees charged to the Service Class of the fund was waived in 2005. Performance prior to waiving fees was lower than the actual returns shown for 2005.

(3.) The Russell 1000 Value Index is an unmanaged index of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Russell 1000 Value Index is a registered trademark of the Frank Russell Company. The Lipper Large-Cap Value Funds Index tracks the results of the 30 largest mutual funds in the Lipper Large-Cap Value Funds category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

(4.) The total annual Fund operating expense ratio set forth in the most recent
     Fund prospectus for the Institutional, PlanAhead, Service and AMR Class shares was 0.60%, 0.84%, 1.08% and 0.33%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

     The Fund underperformed the Index entirely through sector allocation as stock selection added value relative to the Index. The Fund's significant underweighting in Energy, the best performing sector in the Index, detracted the most value relative to the Index.

     From a stock selection standpoint, the Fund's holdings in the Information Technology and Industrials sectors added the most value relative to the Index. Companies with the greatest positive contribution in the Information Technology sector were IBM (up 4.7%) and Apple Computer (down 8.4%). In the Industrials sector, Deere (up 9.2%) and Burlington Northern Santa Fe (up 18.5%) were the largest contributors. This excess performance relative to the Index, however, was somewhat offset by poor stock selection in the Financials sector where Bear Stearns (down 90.7%), Citigroup (down 38.2%), and SLM (down 60.7%) were the largest detractors.

     The sub-advisors continue to invest in a broadly diversified portfolio of companies that they believe have attractive valuations and above-average earnings growth potential. This approach should allow the Fund to benefit over the longer term.

PERFORMANCE OVERVIEW
AMERICAN BEACON LARGE CAP VALUE FUND(SM)
APRIL 30, 2008 (UNAUDITED)

TOP TEN HOLDINGS

                                                                         % OF
                                                                      NET ASSETS
                                                                      ----------
ConocoPhillips.....................................................      3.6%
AT&T, Inc..........................................................      2.9%
International Business Machines Corp...............................      2.8%
Bank of America Corp...............................................      2.1%
JPMorgan Chase & Co................................................      2.1%
American International Group, Inc..................................      1.7%
Honeywell International, Inc.......................................      1.6%
Imperial Tobacco Group plc.........................................      1.6%
Occidental Petroleum Corp..........................................      1.5%
Boeing Co..........................................................      1.5%

SECTOR ALLOCATION

                                                                         % OF
                                                                       EQUITIES
                                                                      ----------
Financials.........................................................      23.0%
Industrials........................................................      13.2%
Consumer Staples...................................................      11.4%
Information Technology.............................................      11.1%
Energy.............................................................      10.5%
Health Care........................................................      10.3%
Consumer Discretionary.............................................       7.6%
Telecommunication Services.........................................       5.4%
Utilities..........................................................       4.6%
Materials..........................................................       2.9%

FUND EXPENSE
AMERICAN BEACON LARGE CAP VALUE FUND(SM)
APRIL 30, 2008 (UNAUDITED)

FUND EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2007 through April 30, 2008.

ACTUAL EXPENSES

     The "Actual" lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. Shareholders of the PlanAhead and Institutional Classes that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The "Hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the PlanAhead and Institutional Classes that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Hypothetical" lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

                           Beginning        Ending        Expenses Paid
                         Account Value      Account       During Period*
                            11/1/07      Value 4/30/08   11/1/07-4/30/08
                         -------------   -------------   ---------------
INSTITUTIONAL CLASS
Actual ...............     $1,000.00       $  895.88          $2.69
Hypothetical .........     $1,000.00       $1,022.03          $2.87
   (5% return before expenses)

PLANAHEAD CLASS
Actual ...............     $1,000.00       $  895.17          $3.86
Hypothetical .........     $1,000.00       $1,020.79          $4.12
   (5% return before expenses)

SERVICE CLASS
Actual ...............     $1,000.00       $  894.07          $5.09
Hypothetical .........     $1,000.00       $1,019.49          $5.42
   (5% return before expenses)

AMR CLASS
Actual ...............     $1,000.00       $  897.23          $1.51
Hypothetical .........     $1,000.00       $1,023.27          $1.61
   (5% return before expenses)

* Expenses are equal to the Fund's annualized expense ratios for the six-month period of 0.57%, 0.82%, 1.08% and 0.32% for the Institutional, PlanAhead, Service and AMR Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half-year period.

AMERICAN BEACON LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

                                                          SHARES         VALUE
                                                       ------------   ----------
                                                         (DOLLARS IN THOUSANDS)
COMMON STOCKS - 92.92%
CONSUMER DISCRETIONARY - 7.11%
HOTELS, RESTAURANTS & LEISURE - 1.21%
   Carnival Corp. ..................................      1,864,200   $   74,885
   Wyndham Worldwide Corp. .........................      1,569,280       33,708
                                                                      ----------
                                                                         108,593
                                                                      ----------
HOUSEHOLD DURABLES - 0.61%
   Centex Corp. + ..................................        453,900        9,450
   Fortune Brands, Inc. ............................        569,300       38,496
   Newell Rubbermaid, Inc. .........................        206,100        4,232
   Pulte Homes, Inc. + .............................        238,200        3,106
                                                                      ----------
                                                                          55,284
                                                                      ----------
MEDIA - 2.02%
   CBS Corp. + .....................................      1,369,900       31,604
   Idearc, Inc. + ..................................        334,000        1,102
   Interpublic Group of Cos., Inc. ## + ............      1,870,200       16,925
   R.H. Donnelley Corp. ## + .......................        312,400        1,497
   Time Warner, Inc. ...............................      5,000,000       74,250
   Walt Disney Co. Ltd. ............................      1,121,400       36,367
   Warner Music Group Corp. + ......................      2,322,000       20,178
                                                                      ----------
                                                                         181,923
                                                                      ----------
MULTILINE RETAIL - 1.86%
   J.C. Penney Company, Inc. .......................      1,598,500       67,936
   Macy's, Inc. ....................................      1,349,212       34,122
   Target Corp. ....................................        920,700       48,917
   Wal-Mart Stores, Inc. ...........................        275,500       15,973
                                                                      ----------
                                                                         166,948
                                                                      ----------
SPECIALTY RETAIL - 1.41%
   Gap, Inc. .......................................        643,400       11,980
   Home Depot, Inc. ................................      3,725,167      107,285
   Limited Brands, Inc. ............................        376,900        6,980
   Liz Claiborne, Inc. + ...........................         41,800          739
                                                                      ----------
                                                                         126,984
                                                                      ----------
TOTAL CONSUMER DISCRETIONARY                                             639,732
                                                                      ----------
CONSUMER STAPLES - 10.61%
BEVERAGES - 1.50%
   Diageo plc, ADR .................................      1,651,600      135,266
                                                                      ----------
FOOD & DRUG RETAILING - 1.61%
   Safeway, Inc. ...................................      2,495,400       78,855
   Sysco Corp. .....................................      2,156,000       65,909
                                                                      ----------
                                                                         144,764
                                                                      ----------
FOOD PRODUCTS - 2.39%
   Archer-Daniels-Midland Co. ......................      1,918,000       84,507

                                                          SHARES         VALUE
                                                       ------------   ----------
                                                         (DOLLARS IN THOUSANDS)
   Kellogg Co. .....................................      1,200,000   $   61,404
   Kraft Foods, Inc. ...............................      2,199,713       69,577
                                                                      ----------
                                                                         215,488
                                                                      ----------
PERSONAL PRODUCTS - 0.74%
   L'Oreal SA + ....................................      2,800,000       66,192
                                                                      ----------
TOBACCO - 4.37%
   Altria Group, Inc. ..............................      2,398,800       47,976
   Imperial Tobacco Group plc, ADR .................      1,482,300      142,286
   Philip Morris International, Inc. ## ............      1,736,200       88,598
   UST, Inc. + .....................................      2,197,200      114,408
                                                                      ----------
                                                                         393,268
                                                                      ----------
TOTAL CONSUMER STAPLES                                                   954,978
                                                                      ----------
ENERGY - 9.77%
ENERGY EQUIPMENT & SERVICES - 1.13%
   Weatherford International Ltd. ## ...............      1,265,000      102,047
                                                                      ----------
OIL & GAS - 8.64%
   Chevron Corp. ...................................      1,069,562      102,838
   ConocoPhillips ..................................      3,805,896      327,878
   Devon Energy Corp. ..............................      1,172,300      132,939
   Duke Energy Corp. ...............................      2,552,200       46,731
   Occidental Petroleum Corp. ......................      1,647,900      137,122
   Royal Dutch Shell plc, ADR ......................        311,700       24,842
   Sunoco, Inc. ....................................        110,400        5,124
                                                                      ----------
                                                                         777,474
                                                                      ----------
TOTAL ENERGY                                                             879,521
                                                                      ----------
FINANCIALS - 21.20%
BANKS - 7.34%
   Bank of America Corp. ...........................      5,048,978      189,539
   Comerica, Inc. + ................................        145,600        5,057
   East West Bancorp, Inc. + .......................      2,068,000       29,448
   KeyCorp .........................................        137,100        3,308
   National City Corp. ## ..........................        312,700        1,873
   SunTrust Banks, Inc. ............................        265,000       14,774
   Synovus Financial Corp. + .......................      4,516,000       53,469
   U.S. Bancorp ....................................      1,357,160       45,994
   Wachovia Corp. + ................................      2,105,400       61,372
   Washington Mutual, Inc. ## ......................      1,765,000       21,145
   Washington Mutual, Inc. + .......................      6,525,900       80,203
   Wells Fargo & Co. ...............................      3,558,750      105,873
   Zions Bancorporation + ..........................      1,053,000       48,807
                                                                      ----------
                                                                         660,862
                                                                      ----------

                             See accompanying notes

AMERICAN BEACON LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

                                                          SHARES         VALUE
                                                       ------------   ----------
                                                         (DOLLARS IN THOUSANDS)
DIVERSIFIED FINANCIALS - 8.11%
   American Express Co. ............................         45,400   $    2,180
   Capital One Financial Corp. + ...................        516,600       27,380
   Charles Schwab Corp. ............................      3,314,000       71,582
   Citigroup, Inc. + ...............................      4,872,638      123,131
   Discover Financial Services .....................        266,350        4,850
   Federal Home Loan Mortgage Corp. ................        777,000       19,355
   Federal National Mortgage Association ...........        420,800       11,909
   Goldman Sachs Group, Inc. .......................        252,400       48,302
   JP Morgan Chase & Co. ...........................      3,948,198      188,132
   Merrill Lynch & Co., Inc. .......................      1,095,500       54,589
   Mitsubishi UFJ Financial Group, Inc., ADR + .....      5,000,000       54,950
   Morgan Stanley Dean Witter & Co. ................      1,737,100       84,423
   SLM Corp. ## ....................................      2,089,700       38,722
                                                                      ----------
                                                                         729,505
                                                                      ----------
INSURANCE - 5.75%
   ACE Ltd. ........................................      1,100,100       66,325
   Aflac, Inc. .....................................      1,189,000       79,271
   Allstate Corp. ..................................        273,028       13,750
   American International Group, Inc. ..............      3,391,300      156,678
   Conseco, Inc. ## ................................        330,700        3,853
   Genworth Financial, Inc. ........................        669,400       15,436
   Hartford Financial Services Group, Inc. .........        693,050       49,394
   MetLife, Inc. ...................................        746,100       45,400
   Travelers Companies, Inc. .......................        723,400       36,459
   UnumProvident Corp. .............................        357,200        8,291
   XL Capital Ltd. .................................      1,210,100       42,220
                                                                      ----------
                                                                         517,077
                                                                      ----------
TOTAL FINANCIALS                                                       1,907,444
                                                                      ----------
HEALTH CARE - 9.59%
HEALTH CARE EQUIPMENT & SUPPLIES - 1.56%
   Baxter International, Inc. ......................      2,132,800      132,916
   Covidien Ltd. ...................................        147,400        6,882
                                                                      ----------
                                                                         139,798
                                                                      ----------
HEALTH CARE PROVIDERS & SERVICES - 1.90%
   Cigna Corp. .....................................      1,106,500       47,259
   Omnicare, Inc. + ................................         60,400        1,229
   UnitedHealth Group, Inc. ........................        628,400       20,505
   Universal Health Services, Inc. .................        961,000       60,197
   WellPoint, Inc. ## ..............................        838,800       41,730
                                                                      ----------
                                                                         170,920
                                                                      ----------
PHARMACEUTICALS - 6.13%
   Amgen, Inc. ## ..................................        336,000       14,068
   AstraZeneca plc, ADR ............................        360,600       15,138
   Bristol-Myers Squibb Co. ........................      4,183,200       91,905

                                                          SHARES         VALUE
                                                       ------------   ----------
                                                         (DOLLARS IN THOUSANDS)
   Eli Lilly & Co. .................................      1,737,300   $   83,634
   Hospira, Inc. ## ................................      1,175,000       48,351
   Johnson & Johnson ...............................        530,800       35,611
   Merck & Co., Inc. ...............................        307,100       11,682
   Pfizer, Inc. ....................................      6,090,500      122,480
   Schering-Plough Corp. ...........................      1,094,800       20,155
   Wyeth Corp. .....................................      2,449,100      108,912
                                                                      ----------
                                                                         551,936
                                                                      ----------
TOTAL HEALTH CARE                                                        862,654
                                                                      ----------
INDUSTRIALS - 12.26%
AEROSPACE & DEFENSE - 3.64%
   Boeing Co. ......................................      1,615,500      137,091
   Northrop Grumman Corp. ..........................      1,046,400       76,984
   Raytheon Co. ....................................      1,040,000       66,529
   United Technologies Corp. .......................        643,200       46,613
                                                                      ----------
                                                                         327,217
                                                                      ----------
AIR FREIGHT & COURIERS - 0.50%
   FedEx Corp. .....................................        472,600       45,308
                                                                      ----------
INDUSTRIAL CONGLOMERATES - 4.16%
   3M Co. ..........................................        593,000       45,602
   General Electric Co. ............................      3,548,000      116,020
   Honeywell International, Inc. ...................      2,473,425      146,921
   Textron, Inc. ...................................        750,400       45,782
   Tyco International Ltd. .........................        436,300       20,414
                                                                      ----------
                                                                         374,739
                                                                      ----------
MACHINERY - 3.33%
   Caterpillar, Inc. ...............................        823,100       67,396
   Deere & Co. .....................................        989,000       83,145
   Illinois Tool Works, Inc. .......................      1,637,300       85,614
   ITT Industries, Inc. ............................        989,300       63,315
                                                                      ----------
                                                                         299,470
                                                                      ----------
TRANSPORTATION INFRASTRUCTURE - 0.63%
   Burlington Northern Santa Fe Corp. ..............        550,900       56,495
                                                                      ----------
TOTAL INDUSTRIALS ..................................                   1,103,229
                                                                      ----------
INFORMATION TECHNOLOGY - 10.30%
COMMUNICATIONS EQUIPMENT - 0.50%
   Alcatel-Lucent, ADR + ...........................      1,240,800        8,276
   Nokia Corp., ADR ................................      1,213,800       36,499
                                                                      ----------
                                                                          44,775
                                                                      ----------
COMPUTERS & PERIPHERALS - 5.36%
   Apple Computer, Inc. ## .........................        640,000      111,328
   Hewlett-Packard Co. .............................      2,491,000      115,458

                             See accompanying notes

AMERICAN BEACON LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

                                                          SHARES         VALUE
                                                       ------------   ----------
                                                         (DOLLARS IN THOUSANDS)
   International Business Machines Corp. ...........      2,119,800   $  255,860
                                                                      ----------
                                                                         482,646
                                                                      ----------
ELECTRICAL EQUIPMENT - 0.59%
   Molex, Inc. .....................................      2,027,000       53,374
                                                                      ----------
ELECTRONIC COMPONENTS - 0.53%
   Thomas & Betts Corp. ## .........................      1,285,000       48,136
                                                                      ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.58%
   Intel Corp. .....................................      1,404,700       31,268
   Tyco Electronics Ltd. ...........................        548,300       20,512
                                                                      ----------
                                                                          51,780
                                                                      ----------
IT CONSULTING & SERVICES - 0.38%
   Electronic Data Systems Corp. ...................      1,839,700       34,145
                                                                      ----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.64%
   Texas Instruments, Inc. .........................      1,960,000       57,154
                                                                      ----------
SOFTWARE - 1.72%
   CA, Inc. ........................................      1,465,003       32,435
   Microsoft Corp. .................................        919,600       26,227
   Oracle Corp. ## .................................      4,628,600       96,506
                                                                      ----------
                                                                         155,168
                                                                      ----------
TOTAL INFORMATION TECHNOLOGY                                             927,178
                                                                      ----------
MATERIALS - 2.69%
CHEMICALS - 2.69%
   Air Products & Chemicals, Inc. ..................      1,255,100      123,539
   Dow Chemical Co. ................................        591,700       23,757
   E. I. du Pont de Nemours & Co. + ................      1,272,900       62,258
   Eastman Chemical Co. ............................         23,400        1,720
   PPG Industries, Inc. ............................        508,900       31,231
                                                                      ----------
TOTAL MATERIALS ....................................                     242,505
                                                                      ----------
TELECOMMUNICATION SERVICES - 5.06%
DIVERSIFIED TELECOMMUNICATION - 5.06%
   AT&T, Inc. ......................................      6,760,552      261,701
   Fairpoint Communications, Inc. + ................         44,846          413
   Verizon Communications, Inc. ....................      3,532,646      135,936
   Vodafone Group plc, ADR .........................      1,810,949       57,335
                                                                      ----------
   TOTAL TELECOMMUNICATION SERVICES                                      455,385
                                                                      ----------
UTILITIES - 4.33%
ELECTRIC UTILITIES - 3.56%
   CenterPoint Energy, Inc. + ......................      1,627,300       24,768
   Dominion Resources, Inc. + ......................      3,059,800      132,765

                                                          SHARES         VALUE
                                                       ------------   ----------
                                                         (DOLLARS IN THOUSANDS)
   Entergy Corp. ...................................        592,200   $   68,020
   Exelon Corp. ....................................        861,400       73,632
   FPL Group, Inc. .................................        109,300        7,245
   Public Service Enterprise Group, Inc. ...........        317,900       13,959
                                                                      ----------
                                                                         320,389
                                                                      ----------
GAS UTILITIES - 0.77%
   Spectra Energy Corp. ............................      2,791,700       68,955
                                                                      ----------
TOTAL UTILITIES ....................................                     389,344
                                                                      ----------
TOTAL COMMON STOCKS ................................                   8,361,970
                                                                      ----------
CONVERTIBLE PREFERRED STOCKS - 0.26%
FINANCIALS - 0.26%
BANKS - 0.26%
   East West Bancorp, Inc. ## ......................          8,763        9,621
   National City Corp. ## ..........................            138       13,800
                                                                      ----------
TOTAL CONVERTIBLE PREFERRED STOCKS .................                      23,421
                                                                      ----------
SHORT TERM INVESTMENTS - 6.74%
   American Beacon Money Market Select
      Fund ++ ......................................    569,687,688      569,688

                                                            PAR
                                                          AMOUNT
                                                       ------------
   United States Treasury Bill,
      1.27%, Due 6/12/2008 # .......................   $     36,861       36,807
                                                                      ----------
TOTAL SHORT TERM INVESTMENTS                                             606,495
                                                                      ----------

                                                          SHARES
                                                       ------------
SECURITIES LENDING COLLATERAL - 4.98%
   American Beacon Cash Plus Trust ++ ..............    361,052,001      361,052
   American Beacon Money Market Select
      Fund ++ ......................................     87,376,775       87,377
                                                                      ----------
TOTAL SECURITIES LENDING COLLATERAL                                      448,429
                                                                      ----------
TOTAL INVESTMENTS 104.90% - (COST $9,247,166) ......                   9,440,315
LIABILITIES, NET OF OTHER ASSETS - (4.90%) .........                    (441,223)
                                                                      ----------
TOTAL NET ASSETS - 100.00% .........................                  $8,999,092
                                                                      ==========

                             See accompanying notes

AMERICAN BEACON LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

     Percentages are stated as a percent of net assets.

##   Non-income producing security.

+    All or a portion of this security is on loan at April 30, 2008.

++   The Fund/Trust is affiliated by having the same investment advisor.

# At April 30, 2008, security pledged as collateral for open futures contracts.

FUTURES CONTRACTS
(DOLLARS IN THOUSANDS)

                                                            UNREALIZED
                      NUMBER OF   EXPIRATION    MARKET     APPRECIATION/
                      CONTRACTS      DATE        VALUE    (DEPRECIATION)
                      ---------   ----------   --------   --------------
Emini S&P 500 Index     8,898      Jun 2008    $616,631       $22,331
                                               ========       =======

                             See accompanying notes

AMERICAN BEACON LARGE CAP VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2008 (UNAUDITED) (IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

ASSETS:
   Investments in unaffiliated securities, at value (A, C) ......   $  8,422,198
   Investments in affiliated securities, at value (B) ...........      1,018,117
   Receivable for investments sold ..............................            452
   Dividends and interest receivable ............................         10,161
   Receivable for fund shares sold ..............................         20,475
   Receivable for tax reclaims ..................................            196
   Prepaid expenses .............................................            149
                                                                    ------------
      TOTAL ASSETS ..............................................      9,471,748
                                                                    ------------
LIABILITIES:
   Payable for investments purchased ............................          7,331
   Payable upon return of securities loaned .....................        448,429
   Payable for fund shares redeemed .............................          5,060
   Payable for variation margin on open futures contracts .......          2,310
   Management and investment advisory fees payable (Note 2) .....          5,939
   Administrative service and service fees payable ..............          2,718
   Other liabilities ............................................            869
                                                                    ------------
      TOTAL LIABILITIES .........................................        472,656
                                                                    ------------
NET ASSETS ......................................................   $  8,999,092
                                                                    ============
ANALYSIS OF NET ASSETS:
   Paid-in-capital ..............................................      8,976,963
   Undistributed net investment income ..........................         40,673
   Accumulated net realized loss ................................       (234,024)
   Unrealized appreciation of investments, futures
      contracts, and foreign currency ...........................        215,480
                                                                    ------------
NET ASSETS ......................................................   $  8,999,092
                                                                    ============
SHARES OUTSTANDING (NO PAR VALUE):
   Institutional Class ..........................................    129,488,931
                                                                    ============
   PlanAhead Class ..............................................    246,100,975
                                                                    ============
   Service Class ................................................      4,951,714
                                                                    ============
   AMR Class ....................................................     35,858,880
                                                                    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
   Institutional Class ..........................................   $      22.26
                                                                    ============
   PlanAhead Class ..............................................   $      21.22
                                                                    ============
   Service Class ................................................   $      21.10
                                                                    ============
   AMR Class ....................................................   $      22.04
                                                                    ============

----------
(A) Cost of investments in unaffiliated securities ..............   $  8,229,049

(B) Cost of investments in affiliated securities ................   $  1,018,117

(C) Market value of securities on loan ..........................   $    465,423

                             See accompanying notes

AMERICAN BEACON LARGE CAP VALUE FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 2008 (IN THOUSANDS) (UNAUDITED)

INVESTMENT INCOME:
   Dividend income from unaffiliated securities (net of
      foreign taxes)* ...........................................   $    96,350
   Dividend income from affiliated securities ...................        10,193
   Interest income ..............................................           542
   Income derived from securities lending, net ..................         1,115
                                                                    -----------
         TOTAL INVESTMENT INCOME ................................       108,200
                                                                    -----------
EXPENSES:
   Management and investment advisory fees (Note 2) .............        12,050
   Administrative service fees (Note 2):
      Institutional Class .......................................         3,185
      PlanAhead Class ...........................................         6,142
      Service Class .............................................           133
   Transfer agent fees:
      Institutional Class .......................................            95
      PlanAhead Class ...........................................           154
      Service Class .............................................             3
      AMR Class .................................................            10
   Custody and fund accounting fees .............................           361
   Professional fees ............................................            61
   Registration fees and expenses ...............................            68
   Service fees:
      PlanAhead Class (Note 2) ..................................         6,142
      Service Class (Note 2) ....................................           134
   Distribution fees - Service Class (Note 2) ...................           134
   Prospectus and shareholder reports ...........................           368
   Other expenses ...............................................           291
                                                                    -----------
         TOTAL EXPENSES .........................................        29,331
                                                                    -----------
NET INVESTMENT INCOME ...........................................        78,869
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from:
      Investments ...............................................      (127,830)
      Commission recapture (Note 1) .............................            72
      Futures contracts .........................................       (86,029)
   Change in net unrealized appreciation or depreciation of:
      Investments ...............................................      (811,545)
   Futures contracts ............................................        17,952
                                                                    -----------
      NET LOSS ON INVESTMENTS ...................................    (1,007,380)
                                                                    -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ............   $  (928,511)
                                                                    ===========
   * Foreign taxes ..............................................   $       204

                             See accompanying notes

AMERICAN BEACON LARGE CAP VALUE FUND
STATEMENT OF CHANGES OF NET ASSETS (IN THOUSANDS)

                                                                      Six Months      Year Ended
                                                                         Ended       October 31,
                                                                    April 30, 2008       2007
                                                                    --------------   -----------
                                                                      (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income ........................................    $    78,869     $   120,501
   Net realized gain (loss) on investments, futures
      contracts, and foreign currency transactions ..............       (213,787)        254,832
   Change in net unrealized appreciation or (depreciation) of investments, futures contracts, and foreign currency
      translations ..............................................       (793,593)        458,866
                                                                     -----------     -----------
      NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
         OPERATIONS .............................................       (928,511)        834,199
                                                                     -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
      Institutional Class .......................................        (41,356)        (14,678)
      PlanAhead Class ...........................................        (76,907)        (35,816)
      Service Class .............................................         (1,578)           (422)
      AMR Class .................................................        (16,885)        (13,818)
   Net realized gain on investments:
      Institutional Class .......................................        (71,604)        (28,455)
      PlanAhead Class ...........................................       (153,834)        (78,015)
      Service Class .............................................         (3,382)         (1,093)
      AMR Class .................................................        (26,071)        (23,934)
                                                                     -----------     -----------
         NET DISTRIBUTIONS TO SHAREHOLDERS ......................       (391,617)       (196,231)
                                                                     -----------     -----------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares ................................      2,268,009       4,667,772
   Reinvestment of dividends and distributions ..................        370,495         185,535
   Cost of shares redeemed ......................................     (1,083,684)     (1,336,091)
                                                                     -----------     -----------
         NET INCREASE IN NET ASSETS FROM CAPITAL SHARE
            TRANSACTIONS ........................................      1,554,820       3,517,216
                                                                     -----------     -----------
NET INCREASE IN NET ASSETS ......................................        234,692       4,155,184
                                                                     -----------     -----------
NET ASSETS:
   Beginning of period ..........................................      8,764,400       4,609,216
                                                                     -----------     -----------
   END OF PERIOD * ..............................................    $ 8,999,092     $ 8,764,400
                                                                     ===========     ===========
*Includes undistributed net investment income of ................    $    40,673     $    98,502
                                                                     ===========     ===========

                             See accompanying notes

AMERICAN BEACON LARGE CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2008 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American Beacon Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no load, diversified, open-end management investment company. These financial statements and notes to the financial statements relate to the American Beacon Large Cap Value Fund (the "Fund"), a series of the Trust.

     American Beacon Advisors, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation ("AMR"), the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

     On April 16, 2008, AMR announced that it has reached a definitive agreement to sell American Beacon Advisors, Inc. to Lighthouse Holdings, Inc., which is owned by investment funds affiliated with Pharos Capital Group, LLC and TPG Capital, two leading private equity firms. AMR expects to close the sale later this year, subject to customary closing conditions as well as the approval of the shareholders of the American Beacon family of mutual funds and consents from other clients of the Manager.

Class Disclosure

     The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

CLASS:                              OFFERED TO:                  SERVICE AND DISTRIBUTIONS FEES:
------                --------------------------------------   ----------------------------------
INSTITUTIONAL CLASS   Investors making an initial investment   Administrative Service Fee - 0.25%
                      of $2 million
PLANAHEAD CLASS       General public and investors investing   Administrative Service Fee - 0.25%
                      through an intermediary                  Service Fee - 0.25%
SERVICE CLASS         Investors investing through an           Administrative Service Fee - 0.25%
                      intermediary                             Service Fee - 0.25%
                                                               Distribution Fee - 0.25%
AMR CLASS             Investors in the tax-exempt retirement
                      and benefit plans of AMR Corporation
                      and its affiliates		       N/A

     Investment income, net capital gains (losses) and all expenses incurred by the Fund are allocated based on the relative net assets of each class, except for service fees and certain other fees and expenses related solely to one class of shares.

Security Valuation

     Investments are valued at the close of the New York Stock Exchange (the "Exchange"), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

     Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. When a price is unavailable from a pricing service or when the price provided by the pricing service is deemed not to represent fair value, the prices of debt securities may be determined using quotes obtained from brokers.

AMERICAN BEACON LARGE CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2008 (UNAUDITED)

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates market value.

     Securities for which market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board of Trustees (the "Board").

Security Transactions and Investment Income

     Security transactions are recorded on the trade date of the security purchase or sale. The Fund may purchase securities with delivery or payment to occur at a later date. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations.

     Dividend income, net of foreign taxes, is recorded on the ex-dividend date except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Futures Contracts

     Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Fund may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

     Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents 5% of the face value of the futures contract. The Fund reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

Dividends to Shareholders

     Dividends from net investment income of the Fund normally will be declared and paid at least annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.

Commission Recapture

     The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund's investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain in the Fund's Statement of Operations.

AMERICAN BEACON LARGE CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2008 (UNAUDITED)

Allocation of Income, Expenses, Gains and Losses

     Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Use of Estimates

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Recently Issued Accounting Pronouncements

     In September 2006, the FASB issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of April 30, 2008, the Manager does not believe the adoption of FAS 157 will materially impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value.

Other

     Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. TRANSACTIONS WITH AFFILIATES

Management Agreement

     The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all administrative, investment advisory, fund management and securities lending services. Investment assets of the Fund are managed by multiple investment advisors that have entered into separate investment advisory agreements with the Manager. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Fund an annualized fee equal to 0.10% of the average daily net assets plus amounts paid by the Manager to the investment advisors hired by the Manager to direct investment activities of the Funds. Management fees paid during the six months ended April 30, 2008 were as follows (dollars in thousands):

                                          AMOUNTS PAID TO         NET AMOUNTS
 MANAGEMENT FEE RATE   MANAGEMENT FEE   INVESTMENT ADVISORS   RETAINED BY MANAGER
 -------------------   --------------   -------------------   -------------------
    0.225%-0.70%           $12,050             $7,863                $4,187

     As compensation for services provided by the Manager in connection with securities lending activities, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee up to 25% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less

AMERICAN BEACON LARGE CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2008 (UNAUDITED)

the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers when a borrower posts collateral other than cash, a fee up to 25% of such loan fees. This fee is netted against securities lending income in the Statement of Operations. During the six months ended April 30, 2008, securities lending fees paid to the Manager were $181,106.

Administrative Services Agreement

     The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative services to the Fund. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.25% of the average daily net assets of the Institutional, PlanAhead, and Service Classes of the Fund.

Distribution Plans

     The Fund, except for the Service Class of the Fund, has adopted a "defensive" Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act, pursuant to which no fees may be charged to the Fund for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

     A separate Distribution Plan (the "Distribution Plan") has been adopted pursuant to Rule 12b-1 under the Act for the Service Class of the Fund. Under the Distribution Plan, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Service Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

     The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the PlanAhead and Service Classes. As compensation for performing the duties required under the Service Plans, the Manager receives 0.25% of the average daily net assets of the PlanAhead and Service Classes of the Fund.

Investment in Affiliated Funds

     The Fund is permitted, pursuant to an exemptive order by the Securities and Exchange Commission ("SEC") and procedures approved by the Board, to invest up to 25% of its total assets in the American Beacon Money Market Select Fund (the "Select Fund"). Cash collateral received by the Fund in connection with securities lending may be invested in the Select Fund and the American Beacon Cash Plus Trust (the "Cash Trust") (collectively, the "Affiliated Funds"). The Fund and the Affiliated Funds have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the Affiliated Funds and receives from each Affiliated Fund an annualized fee up to 0.10% of its average daily net assets. During the six months ended April 30, 2008, the Manager earned fees from the Affiliated Funds totaling $255,361 on the Fund's direct investment in the Affiliated Funds and $206,970 from securities lending collateral invested in the Affiliated Funds.

Interfund Lending Program

     Pursuant to an exemptive order by the SEC, the Fund, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program as a borrower. This program provides an alternative credit facility allowing the Fund to borrow from other participating Funds. For the six months ended April 30, 2008, the Fund did not utilize the credit facility.

AMERICAN BEACON LARGE CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2008 (UNAUDITED)

Expense Reimbursement Plan

     The Fund has adopted an Expense Reimbursement Plan whereby the manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class' average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. During the six months ended April 30, 2008, there were no fees waived or reimbursed expenses subject to potential recovery.

Other

     At April 30, 2008, AMR Corporation and subsidiary companies and employee benefit trusts thereof owned 9% of the Fund's shares.

3. FEDERAL INCOME AND EXCISE TAXES

     It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.

     The Fund adopted the provisions of FASB Interpretation No. 48, "Accounting for Uncertainties in Income Taxes" ("FIN 48"), on January 1, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended October 31, 2007 remains subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in "Other expenses" on the Statement of Operations.

     Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. generally accepted accounting principles. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

     The tax character of distributions paid during the six months ended April 30, 2008 and the fiscal year ended October 31, 2007 were as follows (in thousands):

                                                             SIX MONTHS ENDED   YEAR ENDED
                                                                APRIL 30,       OCTOBER 31,
                                                                   2008            2007
                                                             ----------------   -----------
                                                                (unaudited)
DISTRIBUTIONS PAID FROM:
   ORDINARY INCOME*
      Institutional Class ................................       $ 65,645         $ 20,725
      PlanAhead Class ....................................        129,088           52,395
      Service Class ......................................          2,725              654
      AMR Class ..........................................         25,729           18,904
   LONG-TERM CAPITAL GAIN
      Institutional Class ................................         47,315           22,407
      PlanAhead Class ....................................        101,652           61,436
      Service Class ......................................          2,235              861
      AMR Class ..........................................         17,228           18,849
                                                                 --------         --------
TOTAL DISTRIBUTIONS PAID .................................       $391,617         $196,231
                                                                 ========         ========

* For tax purposes, short-term capital gains are considered ordinary income distributions.

     As of April 30, 2008, the components of distributable earnings on a tax basis were as follows (in thousands):

AMERICAN BEACON LARGE CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2008 (UNAUDITED)

Cost basis of investments for federal income tax
    purposes .............................................   $9,292,691
Unrealized appreciation ..................................    1,034,338
Unrealized depreciation ..................................     (886,714)
                                                             ----------
Net unrealized appreciation/(depreciation) ...............      147,624
Undistributed ordinary income ............................       40,673
Undistributed long-term gain/(loss) ......................     (166,234)
                                                             ----------
Distributable earnings ...................................   $   22,063
                                                             ==========

     Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses from wash sales, the realization for tax purposes of unrealized gains/(losses) on certain derivative instruments, and reclassifications of income from real estate investment securities.

     Due to inherent differences in the recognition of income, expenses and realized gains/losses under U.S. generally accepted accounting principles and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

     Accordingly, the following amounts represent current year permanent differences derived from reclassifications of income from real estate investment securities, foreign currency, and dividend reclasses that have been reclassified as of April 30, 2008 (in thousands):

Paid-in-capital ..........................................   $  6
Undistributed net investment income ......................     28
Accumulated net realized gain (loss) .....................    (34)
Unrealized appreciation (depreciation) of investments,
   futures contracts and foreign currency ................     --

     At April 30, 2008, the capital loss carry forward position of the Fund for federal income tax purposes was $ 166,234.

4. INVESTMENT TRANSACTIONS

     The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations for the six months ended April 30, 2008 were (in thousands) $1,547,331 and $552,437, respectively.

     A summary of the Fund's direct transactions in Affiliated Funds for the six months ended April 30, 2008 is set forth below (in thousands):

                OCTOBER 31, 2007                                 APRIL 30, 2008
AFFILIATE     SHARES/MARKET VALUE    PURCHASES      SALES     SHARES/MARKET VALUE
---------     -------------------   ----------   ----------   -------------------
Select Fund         $389,578        $2,495,306   $2,315,196        $569,688

5. SECURITIES LENDING

     The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is marked to market and monitored daily. To the extent that a loan is collateralized by cash, such collateral shall be invested by the securities lending agent (the "Agent") in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements.

AMERICAN BEACON LARGE CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2008 (UNAUDITED)

     The Fund, the Agent and the Manager retain 65%, 25%, and 10%, respectively of the income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund, the Agent, and the Manager 65%, 25%, and 10%, respectively. The Fund also continues to receive income on the securities loaned and any gain or loss in the market price of securities loaned that may occur during the term of the loan.

     Risks to the Fund in securities lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

     At April 30, 2008, the value of outstanding securities on loan and the value of collateral was as follows (in thousands):

  MARKET VALUE OF
SECURITIES ON LOAN   NON-CASH COLLATERAL   CASH COLLATERAL
------------------   -------------------   ---------------
     $465,423              $36,760             $448,429

     Cash collateral is invested in a joint investment account, which is comprised of an investment in the Affiliated Funds. The allocated amounts have been included as investments in the Schedule of Investments and Statement of Assets and Liabilities. Income earned on these investments is reported as Income derived from securities lending in the Statement of Operations.

     Non-cash collateral received by the Fund may not be sold or repledged; therefore, non-cash collateral is not included on the Fund's Schedule of Investments or Statement of Assets and Liabilities.

6. CAPITAL SHARE TRANSACTIONS

     The tables below summarize the activity in capital shares for each Class of the Fund (dollars and shares in thousands):

Six months Ended April 30, 2008

                                INSTITUTIONAL CLASS      PLANAHEAD CLASS       SERVICE CLASS          AMR CLASS
                                -------------------   --------------------   -----------------   ------------------
                                 SHARES     AMOUNT     SHARES      AMOUNT    SHARES    AMOUNT    SHARES     AMOUNT
                                -------   ---------   -------   ----------   ------   --------   ------   ---------
Shares sold .................    42,762   $ 970,722    56,845   $1,225,392    2,437   $ 53,190      843   $  18,705
Reinvestment of dividends ...     4,204      99,590     9,867      222,989      220      4,960    1,833      42,956
Shares redeemed .............   (13,272)   (299,906)  (29,966)    (645,816)  (1,748)   (36,333)  (4,507)   (101,629)
                                -------   ---------   -------   ----------   ------   --------   ------   ---------
Net increase (decrease) in
     shares outstanding .....    33,694   $ 770,406    36,746   $  802,565      909   $ 21,817   (1,831)  $ (39,968)
                                =======   =========   =======   ==========   ======   ========   ======   =========

Year Ended October 31, 2007

                                INSTITUTIONAL CLASS      PLANAHEAD CLASS        SERVICE CLASS          AMR CLASS
                                -------------------   ---------------------   -----------------   -------------------
                                SHARES      AMOUNT     SHARES      AMOUNT     SHARES    AMOUNT     SHARES     AMOUNT
                                ------   ----------   -------   -----------   ------   --------   -------   ---------
Shares sold .................   63,236   $1,576,896   121,583   $ 2,853,467    3,247   $ 76,601     6,477   $ 160,808
Reinvestment of dividends ...    1,548       36,661     4,843       109,645       65      1,477     1,612      37,752
Shares redeemed .............   (9,321)    (233,002)  (30,797)     (739,817)    (996)   (23,714)  (13,926)   (339,558)
                                ------   ----------   -------   -----------    -----   --------   -------   ---------
Net increase (decrease) in
     shares outstanding .....   55,463   $1,380,555    95,629   $ 2,223,295    2,316   $ 54,364    (5,837)  $(140,998)
                                ======   ==========   =======   ===========    =====   ========   =======   =========

AMERICAN BEACON LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                           Institutional Class
                                                  ---------------------------------------------------------------------
                                                   Six Months                    Year Ended October 31,
                                                  Ended April      ----------------------------------------------------
                                                   30, 2008           2007        2006       2005       2004      2003
                                                  -----------      ----------   --------   --------   -------   -------
                                                  (unaudited)
Net asset value, beginning of period ..........   $    26.03       $    23.77   $  21.00   $  18.23   $ 15.62   $ 12.55
                                                  ----------       ----------   --------   --------   -------   -------
Income from investment operations:
   Net investment income(A) ...................         0.22             0.40       0.31       0.28      0.26      0.25(B)
   Net gains (losses) on securities
      (both realized and unrealized) ..........        (2.87)            2.78       3.48       2.74      2.62      3.11(B)
                                                  ----------       ----------   --------   --------   -------   -------
Total income (loss) from investment
   operations .................................        (2.65)            3.18       3.79       3.02      2.88      3.36
                                                  ----------       ----------   --------   --------   -------   -------
Less distributions:
   Dividends from net investment income .......        (0.41)           (0.31)     (0.26)     (0.25)    (0.27)    (0.29)
   Distributions from net realized gains
      on securities ...........................        (0.71)           (0.61)     (0.76)        --        --        --
                                                  ----------       ----------   --------   --------   -------   -------
Total distributions ...........................        (1.12)           (0.92)     (1.02)     (0.25)    (0.27)    (0.29)
                                                  ----------       ----------   --------   --------   -------   -------
Net asset value, end of period ................   $    22.26       $    26.03   $  23.77   $  21.00   $ 18.23   $ 15.62
                                                  ==========       ==========   ========   ========   =======   =======
Total return ..................................       (10.41)%(C)       13.76%     18.69%     16.64%    18.59%    27.30%
                                                  ==========       ==========   ========   ========   =======   =======
Ratios and supplemental data:
   Net assets, end of period (in thousands) ...   $2,882,987       $2,493,451   $958,830   $201,111   $48,451   $23,512
   Ratios to average net assets (annualized):
      Expenses, net of waivers ................         0.57%            0.59%      0.60%      0.60%     0.66%     0.66%
      Expenses, before waivers ................         0.57%            0.59%      0.60%      0.60%     0.66%     0.66%
      Net investment income, net of waivers ...         2.00%            1.82%      1.86%      1.58%     1.49%     1.88%
      Net investment income (loss), before
         waivers ..............................         2.00%            1.82%      1.86%      1.58%     1.49%     1.88%
   Portfolio turnover rate ....................            7%(C)           20%        26%        25%       29%       27%

                                                                               PlanAhead Class
                                                  ------------------------------------------------------------------------
                                                   Six Months                      Year Ended Ended October
                                                    April 31       -------------------------------------------------------
                                                    30, 2008           2007         2006        2005       2004      2003
                                                  -----------      -----------   ----------   --------   -------   -------
                                                  (unaudited)
Net asset value, beginning of period ..........   $    24.83       $    22.74    $    20.16   $  17.54   $ 15.05   $ 12.09
                                                  ----------       ----------    ----------   --------   -------   -------
Income from investment operations:
   Net investment income(A) ...................         0.19             0.37          0.28       0.27      0.23      0.22(B)
   Net gains (losses) on securities
      (both realized and unrealized) ..........        (2.73)            2.61          3.31       2.58      2.49      2.99(B)
                                                  ----------       ----------    ----------   --------   -------   -------
Total income (loss) from investment
   operations .................................        (2.54)            2.98          3.59       2.85      2.72      3.21
                                                  ----------       ----------    ----------   --------   -------   -------
Less distributions:
   Dividends from net investment income .......        (0.36)           (0.28)        (0.25)     (0.23)    (0.23)    (0.25)
   Distributions from net realized gains
      on securities ...........................        (0.71)           (0.61)        (0.76)        --        --        --
                                                  ----------       ----------    ----------   --------   -------   -------
Total distributions ...........................        (1.07)           (0.89)        (1.01)     (0.23)    (0.23)    (0.25)
                                                  ----------       ----------    ----------   --------   -------   -------
Net asset value, end of period ................   $    21.22       $    24.83    $    22.74   $  20.16   $ 17.54   $ 15.05
                                                  ==========       ==========    ==========   ========   =======   =======
Total return ..................................       (10.48)%(C)       13.46%        18.44%     16.33%    18.26%    26.99%
                                                  ==========       ==========    ==========   ========   =======   =======
Ratios and supplemental data:
   Net assets, end of period (in thousands) ...   $5,221,461       $5,198,835    $2,586,410   $526,357   $51,489   $21,331
   Ratios to average net assets (annualized):
      Expenses, net of waivers ................         0.82%            0.83%         0.85%      0.86%     0.94%     0.95%
      Expenses, before waivers ................         0.82%            0.83%         0.85%      0.86%     0.94%     0.95%
      Net investment income, net of waivers ...         1.76%            1.59%         1.61%      1.30%     1.21%     1.57%
      Net investment income (loss), before
         waivers ..............................         1.76%            1.59%         1.61%      1.30%     1.21%     1.57%
   Portfolio turnover rate ....................            7%(C)           20%           26%        25%       29%       27%

(A) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share through October 31, 2005.

(B) For the year ended October 31, 2003, the net investment income and net gains (losses) on securities (both realized and unrealized) has been restated from 0.20 and 3.16, respectively for Institutional Class and 0.10 and 3.11, respectively for PlanAhead Class.

(C)  Not annualized.

(D)  Annualized.

(E) Portfolio turnover rate is for the period from November 1, 2004 through October 31, 2005.

                                                                 Service Class
                                                  -------------------------------------------
                                                   Six Months        Year Ended         May
                                                     Ended          October 31,        31 to
                                                   April 30,     -----------------    October
                                                      2008         2007      2006    31, 2005
                                                  -----------    -------   -------   --------
                                                  (unaudited)
Net asset value, beginning of period ..........   $  24.70       $ 22.64   $ 20.13   $ 19.33
                                                  --------       -------   -------   -------
Income from investment operations:
   Net investment income(A) ...................       0.15          0.31      0.26      0.01
   Net gains (losses) on securities
      (both realized and unrealized) ..........      (2.71)         2.59      3.27      0.79
                                                  --------       -------   -------   -------
Total income (loss) from investment
   operations .................................      (2.56)         2.90      3.53      0.80
                                                  --------       -------   -------   -------
Less distributions:
   Dividends from net investment income .......      (0.33)        (0.23)    (0.26)       --
   Distributions from net realized gains
      on securities ...........................      (0.71)        (0.61)    (0.76)       --
                                                  --------       -------   -------   -------
Total distributions ...........................      (1.04)        (0.84)    (1.02)       --
                                                  --------       -------   -------   -------
Net asset value, end of period ................   $  21.10       $ 24.70   $ 22.64   $ 20.13
                                                  ========       =======   =======   =======
Total return ..................................     (10.59)%(C)    13.16%    18.18%     4.14%(C)
                                                  ========       =======   =======   =======
Ratios and supplemental data:
   Net assets, end of period (in thousands) ...   $104,459       $99,854   $39,077   $11,604
   Ratios to average net assets (annualized):
      Expenses, net of waivers ................       1.08%         1.08%     1.09%     1.14%(D)
      Expenses, before waivers ................       1.08%         1.08%     1.09%     1.77%(D)
      Net investment income, net of waivers ...       1.51%         1.32%     1.39%     1.72%(D)
      Net investment income (loss), before
         waivers ..............................       1.51%         1.32%     1.39%     1.09%(D)
   Portfolio turnover rate ....................          7%(C)        20%       26%       25%(E)

                                                                                AMR Class
                                                  ---------------------------------------------------------------------
                                                   Six Months
                                                     Ended                       Year Ended October 31,
                                                   April 30,     ------------------------------------------------------
                                                      2008         2007        2006        2005       2004       2003
                                                  -----------    --------   ----------   --------   --------   --------
                                                  (unaudited)
Net asset value, beginning of period ..........   $  25.80       $  23.55   $    20.78   $  18.02   $  15.44   $  12.40
                                                  --------       --------   ----------   --------   --------   --------
Income from investment operations:
   Net investment income(A) ...................       0.29           0.80         0.35       0.31       0.30       0.29
   Net gains (losses) on securities
      (both realized and unrealized) ..........      (2.88)          2.41         3.47       2.73       2.58       3.06
                                                  --------       --------   ----------   --------   --------   --------
Total income (loss) from investment
   operations .................................      (2.59)          3.21         3.82       3.04       2.88       3.35
                                                  --------       --------   ----------   --------   --------   --------
Less distributions:
   Dividends from net investment income .......      (0.46)         (0.35)       (0.29)     (0.28)     (0.30)     (0.31)
   Distributions from net realized gains
      on securities ...........................      (0.71)         (0.61)       (0.76)        --         --         --
                                                  --------       --------   ----------   --------   --------   --------
Total distributions ...........................      (1.17)         (0.96)       (1.05)     (0.28)     (0.30)     (0.31)
                                                  --------       --------   ----------   --------   --------   --------
Net asset value, end of period ................   $  22.04       $  25.80   $    23.55   $  20.78   $  18.02   $  15.44
                                                  ========       ========   ==========   ========   ========   ========
Total return ..................................     (10.28)%(C)     14.03%       19.08%     16.95%     18.89%     27.64%
                                                  ========       ========   ==========   ========   ========   ========
Ratios and supplemental data:
   Net assets, end of period (in thousands) ...   $790,185       $972,260   $1,024,899   $848,219   $696,206   $598,869
   Ratios to average net assets (annualized):
      Expenses, net of waivers ................       0.32%          0.32%        0.34%      0.35%      0.39%      0.36%
      Expenses, before waivers ................       0.32%          0.32%        0.34%      0.35%      0.39%      0.36%
      Net investment income, net of waivers ...       2.28%          2.13%        2.18%      1.87%      1.79%      2.13%
      Net investment income (loss), before
         waivers ..............................       2.28%          2.13%        2.18%      1.87%      1.79%      2.13%
   Portfolio turnover rate ....................          7%(C)         20%          26%        25%        29%        27%

                        (AMERICAN BEACON FUNDS(SM) LOGO)

DELIVERY OF DOCUMENTS

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.

If you invest in the Fund through a financial institution, you may be able to receive the Fund's regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution's name or contact your financial institution directly.

TO OBTAIN MORE INFORMATION ABOUT THE FUND:

              (GRAPHIC)                                 (GRAPHIC)

              BY E-MAIL:                            ON THE INTERNET:
  american_beacon.funds@ambeacon.com              Visit our website at
                                               www.americanbeaconfunds.com

              (GRAPHIC)                                 (GRAPHIC)

            BY TELEPHONE:                               BY MAIL:
         Institutional Class                      American Beacon Funds
         Call (800) 658-5811                         P.O. Box 219643
             AMR Class(SM)                     Kansas City, MO 64121-9643
         Call (800) 345-2345
 PlanAhead Class(R) and Service Class
         Call (800) 388-3344

 AVAILABILITY OF QUARTERLY PORTFOLIO    AVAILABILITY OF PROXY VOTING POLICY AND
              SCHEDULES                                  RECORDS

In addition to the Schedule of          A description of the policies and
Investments provided in each            procedures the Fund uses to determine
semi-annual and annual report, the      how to vote proxies relating to
Fund files a complete schedule of its   portfolio securities is available in the
portfolio holdings with the             Fund's Statement of Additional
Securities and Exchange Commission      Information, is available free of charge
("SEC") on Form N-Q as of the first     on the Fund's website
and third fiscal quarters. The Fund's   (www.americanbeaconfunds.com) and by
Forms N-Q are available on the SEC's    calling 1-800-967-9009 or by accessing
website at www.sec.gov. The Forms N-Q   the SEC's website at www.sec.gov. The
may also be reviewed and copied at      Fund's proxy voting record for the most
the SEC's Public Reference Room, 450    recent year ended June 30 is filed
Fifth Street, NW, Washington, DC        annually with the SEC on Form N-PX. The
20549. Information regarding the        Fund's Forms N-PX are available on the
operation of the SEC's Public           SEC's website at www.sec.gov. The Fund's
Reference Room may be obtained by       proxy voting record may also be obtained
calling 1-800-SEC-0330. A complete      by calling 1-800-967-9009.
schedule of the Fund's portfolio
holdings is also available on the
Funds' website
(www.americanbeaconfunds.com)
approximately thirty days after the
end of each month.

FUND SERVICE PROVIDERS:

CUSTODIAN               TRANSFER AGENT          INDEPENDENT REGISTERED   DISTRIBUTOR
STATE STREET BANK AND   BOSTON FINANCIAL DATA   PUBLIC ACCOUNTING FIRM   FORESIDE FUND
TRUST                   SERVICES                ERNST & YOUNG LLP        SERVICES
Boston, Massachusetts   Kansas City, Missouri   Dallas, Texas            Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

American Airlines, Inc. is not responsible for investments made in the American Beacon Funds. American Beacon Funds is a service mark of AMR Corporation. American Beacon Large Cap Value Fund is a service mark of American Beacon Advisors, Inc.

                         GUIDANCE | VISION | EXPERIENCE

(AMERICAN BEACON FUNDS(SM) LOGO)

                                    (GRAPHIC)

                               SEMI-ANNUAL REPORT

April 30, 2008

SMALL CAP VALUE FUND

About American Beacon

     Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

     Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Contents

President's Message.................................................           1
Market and Performance Overview.....................................           2
Schedule of Investments.............................................           6
Additional Information..............................................   Back Cover

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor's strategies and the Fund's portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies.

American Beacon Funds                                             April 30, 2008

(PHOTO OF WILLIAM F. QUINN)

FELLOW SHAREHOLDERS,

     I am pleased to present to you the American Beacon Small Cap Value Fund Semi-Annual Report for the six months ended April 30, 2008.

     The American Beacon Small Cap Value Fund-Institutional Class reported a total return of -8.53% for this six-month period, with an expense ratio of 0.81% for the most recent fiscal year ended October 31, 2007.

     The sub-prime mortgage crisis, rising oil and food prices all contributed to a slowing economy that affected the U.S. equity markets negatively in the past six months. This was evident when the S&P 500 and Dow Jones Industrial Average indices reported returns of -9.64% and -6.79%, respectively, for this period. During the period, the uncertainties surrounding banks, investment banks and the entire financial system have resulted in an extraordinary amount of volatility. We feel the market's strong recovery in April 2008 might be foretelling a bottoming out over the short term, given market levels. We believe the Fund's fundamental value investment philosophy and lower than average expense ratio will continue to serve the Fund well over the longer term.

     Please review the enclosed market overview, portfolio listings and detailed financial data. As always, we welcome the opportunity to serve your financial needs. To obtain further details about the American Beacon Funds family or to access your account information, please visit our website at www.americanbeaconfunds.com. Thank you for your continued confidence in the American Beacon Small Cap Value Fund.

                                        Sincerely,


                                        /s/ William F. Quinn

                                        William F. Quinn
                                        President
                                        American Beacon Funds

DOMESTIC EQUITY MARKET OVERVIEW
APRIL 30, 2008 (UNAUDITED)

     Market volatility remained prevalent in the November-through-April time frame as concerns escalated regarding inflation, housing, credit and the long-term viability of some well-established financial institutions. Stock prices declined markedly as investors did not discriminate by market capitalization, investment style or geographic region. In sharp contrast to the equity markets, commodities continued to soar as the dollar weakened further. Responding to the liquidity crisis, the Federal Reserve ("Fed") provided monetary stimulus not only through five cuts in interest rates over the course of the six months (leaving the Federal Funds target rate at 2.00% on April 30, 2008, down from 4.50% on October 31, 2007), but also through significant expansion of lending facilities to accept a wide variety of collateral from both banks and brokerage firms. In their closely watched statement at the conclusion of their meeting on April 30, 2008, the Fed issued a negative outlook on the economy, suggesting that growth remained weak and could be further pressured by "subdued" business investment. In addition, the Fed reiterated that financial markets remained under "considerable" stress.

     However, the month of April 2008 may have marked a turning point for equity investors as stocks managed a strong rally as investors sought attractive valuations in an economic environment that turned out not to be as bad as initially feared. Several industry bellwethers reported solid profit news, offering further encouragement to those non-financial sectors that have yet to be affected by the credit crisis. Stocks were up across the board in April, with all the major domestic market indices showing gains. Yields for U.S. Treasuries increased (and prices for those securities dropped) as investors anticipated an end to the Fed's easing campaign as well as in an attempt to seek better value in the equity market.

     Growth stocks in the Russell indices held up slightly better than their value counterparts during the six-month period, although both styles declined. Stock prices declined across all capitalization ranges; however, midcap companies held up better than large caps, while smaller companies declined sharply.

     Weak equity performance was widespread over the semi-annual period. With the exception of Energy, every sector in the broad market S&P 500 Index declined. Despite interest rate cuts and relaxed Fed requirements, Financials was the worst-performing sector, with a total return of -20.0%. Stocks in the Information Technology, Telecommunication Services, Health Care and Consumer Discretionary sectors also suffered double-digit declines. Other than Energy, with a total return of 6.3%, there were no bright spots. Even Consumer Staples, often viewed as a defensive category, pulled back slightly as investors worried that consumer spending would not pick up anytime soon.

     Since the financial crisis began last August, monetary policy makers had been very aggressive, cutting interest rates seven different times. In addition, the Fed had been innovative in contending with the current financial crisis by developing (or resurrecting) policy initiatives and lending facilities in an attempt to target liquidity without further pressuring the dollar or adding to inflationary concerns. Yet despite these efforts, inflationary pressures continued to build and the dollar continued to weaken. As a result, by the end of April 2008, market interest rates had once again begun to move against the Fed, this time upward, as global investors anticipated a pause in, if not a completion of, the most recent Fed easing campaign.

PERFORMANCE OVERVIEW
AMERICAN BEACON SMALL CAP VALUE FUND(SM)
APRIL 30, 2008 (UNAUDITED)

     The Institutional Class of the Small Cap Value Fund returned -8.53% for the six months ended April 30, 2008, outperforming the Russell 2000(R) Value Index ("Index") return of -11.55% and the Lipper Small-Cap Value Funds Index return of -10.66% for the same period.

                                             ANNUALIZED TOTAL RETURNS
                                               PERIODS ENDED 4/30/08
                                           ----------------------------     SINCE
                                           6 MONTHS*   1 YEAR   5 YEARS   INCEPTION
                                           ---------   ------   -------   ---------
Institutional Class(1, 5) ..............     -8.53%    -12.03%   15.39%     11.97%
PlanAhead Class(1, 2, 5) ...............     -8.67%    -12.28%   15.09%     11.69%
Service Class(1, 3, 5) .................     -8.79%    -12.50%   14.77%     11.52%
AMR Class(1, 2, 5) .....................     -8.45%    -11.84%   15.70%     12.27%
Lipper Small-Cap Value Funds Index(4) ..    -10.66%    -12.60%   15.02%     10.46%
Russell 2000 Value Index (4) ...........    -11.55%    -15.13%   14.08%     10.10%

*    Not annualized

(1.) Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

(2.) Fund performance for the since inception period represents the total returns achieved by the Institutional Class from 12/31/98 up to 3/1/99, the inception date of the PlanAhead and AMR Classes, and the returns of the PlanAhead and AMR Classes since inception of these Classes. Expenses of the PlanAhead Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the PlanAhead Class been in existence since 12/31/98. Expenses of the AMR Class are lower than those of the Institutional Class. As a result, total returns shown may be lower than they would have been had the AMR Class been in existence since 12/31/98.

(3.) Fund performance for the since inception period represents the total returns achieved by the Institutional Class from 12/31/98 up to 3/1/99, the returns of the PlanAhead Class from 3/1/99 up to 5/1/03 and the returns of the Service Class since its inception. Expenses of the Service Class are higher than those of the Institutional and PlanAhead Classes. As a result, total returns shown may be higher than they would have been had the Service Class been in existence since 12/31/98. A portion of the fees charged to the Service Class of the Fund was waived through 2004. Performance prior to waiving fees was lower than the actual returns shown for periods through 2004.

(4.) Russell 2000(R) Value Index is a registered trademark of Frank Russell
     Company. The Russell 2000 Value Index is an unmanaged index of those stocks in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. The Lipper Small-Cap Value Funds Index tracks the results of the 30 largest mutual funds in the Lipper Small-Cap Value Funds category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

(5.) The total annual Fund operating expense ratio set forth in the most recent
     Fund prospectus for the Institutional, PlanAhead, Service and AMR Class shares was 0.81%, 1.06%, 1.32% and 0.55%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

     The Fund outperformed the Index entirely due to stock selection as sector allocation detracted value from the Fund's relative performance.

     Holdings in the Industrials, Consumer Discretionary, and Energy sectors were a significant source of excess performance. Top contributors in the Industrials sector included Flowserve (up 57.8%), Ryder System (up 44.3%), and Kirby (up 24.8%). In the Consumer Discretionary sector, positions in Valassis Communications (up 44.2%), MDC (up 8.9%), and Rent-A-Center (up 34.6%) were the major contributors. Cimarex Energy (up 54.1%) and Helmerich & Payne (up 70.4%) were responsible for a large portion of the excess performance in the Energy sector.

     The Fund's overweighting in Consumer Discretionary, the second worst performing sector in the Index, and an underweight in the Materials sector detracted value relative to the Index. This negative performance was somewhat offset by an overweighting in Energy, the best performing sector in the Index, and an underweighting in Telecommunication Services, the worst performing sector in the Index.

     The sub-advisors continue to focus on uncovering investment opportunities through stock selection that should benefit the Fund's performance over the longer-term.

PERFORMANCE OVERVIEW
AMERICAN BEACON SMALL CAP VALUE FUND(SM)
APRIL 30, 2008  (UNAUDITED)

TOP TEN HOLDINGS

                                      % OF
                                   NET ASSETS
                                   ----------
Valassis Communications, Inc....      1.0%
Hanover Insurance Group, Inc....      0.9%
Atmos Energy Corp...............      0.8%
Portland General Electric Co....      0.8%
Great Plains Energy, Inc........      0.8%
Korn/Ferry International........      0.8%
Timken Co.......................      0.8%
Vishay Intertechnology, Inc.....      0.7%
Regal-Beloit Corp...............      0.7%
Oil States International, Inc...      0.7%

SECTOR ALLOCATION

                                     % OF
                                   EQUITIES
                                   --------
Financials......................     25.0%
Industrials.....................     19.1%
Consumer Discretionary..........     15.0%
Information Technology..........     10.8%
Energy..........................      9.4%
Utilities.......................      6.3%
Materials.......................      5.0%
Health Care.....................      5.0%
Consumer Staples................      2.4%
Telecommunication Services......      2.0%

Investing in the securities of small-capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies.

FUND EXPENSES
AMERICAN BEACON SMALL CAP VALUE FUND(SM)
APRIL 30, 2008  (UNAUDITED)

FUND EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2007 through April 30, 2008.

ACTUAL EXPENSES

     The "Actual" lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. Shareholders of the PlanAhead and Institutional Classes that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The "Hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the PlanAhead and Institutional Classes that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Hypothetical" lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

                      Beginning     Ending
                       Account     Account     Expenses Paid
                        Value       Value      During Period*
                       11/1/07     4/30/08    11/1/07-4/30/08
                      ---------   ---------   ---------------
INSTITUTIONAL CLASS
Actual                $1,000.00   $  914.72        $3.86
Hypothetical          $1,000.00   $1,020.84        $4.07
   (5% return before expenses)

PLANAHEAD CLASS
Actual                $1,000.00   $  913.32        $5.04
Hypothetical          $1,000.00   $1,019.59        $5.32
   (5% return before expenses)

SERVICE CLASS
Actual                $1,000.00   $  912.07        $6.28
Hypothetical          $1,000.00   $1,018.30        $6.62
   (5% return before expenses)

AMR CLASS
Actual                $1,000.00   $  915.54        $2.62
Hypothetical          $1,000.00   $1,022.13        $2.77
   (5% return before expenses)

* Expenses are equal to the Fund's annualized expense ratios for the six-month period of 0.81%, 1.06%, 1.32% and 0.55% for the Institutional, PlanAhead, Service and AMR Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half-year period.

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
COMMON STOCKS - 95.21%
COMMUNICATIONS - 1.35%
MEDIA- 1.35%
   AH Belo Corp. ## ...............................       113,700   $      1,109
   Belo Corp. .....................................       730,230          7,375
   Courier Corp. + ................................        65,669          1,546
   Cox Radio, Inc. ## + ...........................       314,960          3,663
   Getty Images, Inc. ## ..........................        78,700          2,569
   Hearst-Argyle Television, Inc. + ...............        93,800          1,943
   Journal Communications, Inc. ...................       115,943            668
   McClatchy Co. + ................................        25,400            267
   Meredith Corp. .................................       191,990          6,222
   New York Times Co. + ...........................       354,300          6,909
   Westwood One, Inc. .............................     1,742,300          2,910
                                                                    ------------
TOTAL COMMUNICATIONS ..............................                       35,181
                                                                    ------------
CONSUMER DISCRETIONARY - 14.25%
AUDIO/VIDEO PRODUCTS - 0.04%
   Harman International Industries, Inc. ..........        23,200            948
                                                                    ------------
AUTO COMPONENTS - 1.91%
   Aftermarket Technology Corp. ## ................        25,000            573
   American Axle & Manufacturing Holdings, Inc.+ ..       644,200         12,974
   Gentex Corp. + .................................       105,800          1,976
   Lear Corp. ## ..................................       580,700         16,591
   Modine Manufacturing Co. + .....................       120,540          2,118
   Superior Industries International, Inc. + ......        46,500            944
   Tenneco, Inc. ## ...............................       246,410          6,303
   TRW Automotive Holdings Corp. ## ...............       327,300          8,366
                                                                    ------------
                                                                          49,845
                                                                    ------------
AUTOMOBILES - 0.21%
   Winnebago Industries, Inc. + ...................       344,000          5,535
                                                                    ------------
HOTELS, RESTAURANTS & LEISURE -1.13%
   CBRL Group, Inc. + .............................       109,611          4,049
   CEC Entertainment, Inc. ## .....................        25,700            956
   Domino's Pizza, Inc. + .........................       173,600          2,305
   Jack in the Box, Inc. ## .......................        52,300          1,399
   JAKKS Pacific, Inc. ## + .......................       140,100          3,291
   Landry's Restaurants, Inc. + ...................        14,900            238
   Lodgian, Inc. ## ...............................       495,000          4,806
   Panera Bread Co. ## + ..........................       136,680          7,143
   Ruby Tuesday, Inc. + ...........................       246,250          2,096
   Speedway Motorsports, Inc. + ...................       121,500          3,164
                                                                    ------------
                                                                          29,447
                                                                    ------------

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
HOUSEHOLD DURABLES -1.29%
   Beazer Homes USA, Inc. + .......................       111,900   $      1,239
   Blyth, Inc. ....................................       147,100          2,477
   Cavco Industries, Inc. ## + ....................        44,210          1,765
   Champion Enterprises, Inc. ## + ................       446,050          4,603
   Ethan Allen Interiors, Inc. + ..................       240,240          6,599
   Furniture Brands International, Inc. + .........       199,200          2,699
   Knoll, Inc. ....................................       150,000          1,953
   Lancaster Colony Corp. + .......................        26,880          1,027
   Leggett & Platt, Inc. + ........................        51,700            858
   M.D.C. Holdings, Inc. + ........................       143,970          6,274
   NVR, Inc. ## + .................................         3,000          1,841
   Russ Berrie & Co., Inc. ## + ...................        94,500          1,325
   Ryland Group, Inc. .............................        30,900            988
                                                                    ------------
                                                                          33,648
                                                                    ------------
INTERNET & CATALOG RETAIL - 0.19%
   Insight Enterprises, Inc. ## ...................       391,499          4,722
   School Specialty, Inc. ## + ....................        13,500            397
                                                                    ------------
                                                                           5,119
                                                                    ------------
LEISURE EQUIPMENT & PRODUCTS - 0.60%
   Brunswick Corp. + ..............................       691,400         11,532
   Polaris Industries, Inc. + .....................        47,800          2,225
   Scholastic Corp. ## + ..........................        64,500          1,816
                                                                    ------------
                                                                          15,573
                                                                    ------------
MULTILINE RETAIL - 0.37%
   BJ's Wholesale Club, Inc. ## + .................       217,510          8,291
   Saks, Inc. ## ..................................       102,200          1,330
                                                                    ------------
                                                                           9,621
                                                                    ------------
SPECIALTY RETAIL - 6.27%
   Aaron Rents, Inc. + ............................       221,100          5,505
   American Greetings Corp. + .....................       106,800          1,912
   AnnTaylor Stores Corp. ## ......................       246,320          6,232
   Asbury Automotive Group, Inc. ..................       305,430          5,085
   AutoNation, Inc. ##+ ...........................       168,700          2,701
   Bebe Stores, Inc. + ............................       120,380          1,203
   Cache, Inc. ## .................................       138,750          1,701
   Cato Corp. .....................................       125,100          2,158
   Charlotte Russe Holding, Inc. ## ...............       136,841          2,173
   Charming Shoppes, Inc. ## + ....................       105,100            542
   Childrens Place Retail Stores, Inc. ## .........       145,290          3,378
   Collective Brands, Inc. ## + ...................        53,100            657
   Conn's, Inc. ## + ..............................        31,300            552
   Dress Barn, Inc. ## + ..........................       195,300          2,629
   Family Dollar Stores, Inc. .....................       598,000         12,797
   Foot Locker, Inc. ..............................       347,620          4,397
   Genesco, Inc. ## + .............................        19,200            426

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
   Group 1 Automotive, Inc. + .....................       331,850   $      8,854
   Gymboree Corp. ## ..............................       154,250          6,667
   Hibbett Sports, Inc. ## + ......................        58,390          1,066
   Interline Brands, Inc. ## ......................        16,600            321
   Jos. A. Bank Clothiers, Inc. ## + ..............       162,070          3,956
   MarineMax, Inc. ## + ...........................       342,600          3,906
   Men's Wearhouse, Inc. + ........................       690,100         18,377
   OfficeMax, Inc. ................................       135,300          2,472
   Pacific Sunwear of California ## ...............       478,100          6,411
   Penske Auto Group, Inc. + ......................       685,400         14,346
   RadioShack Corp. + .............................        52,400            728
   Regis Corp. ....................................       200,620          5,858
   Rent-A-Center, Inc. ## .........................       519,450         11,184
   Sonic Automotive, Inc., A Shares + .............       541,300         10,983
   Stage Stores, Inc. .............................        96,320          1,516
   Tractor Supply Co. ## + ........................        32,600          1,159
   Wet Seal, Inc. ## + ............................        92,000            319
   Williams-Sonoma, Inc. + ........................        84,200          2,223
   Zale Corp. ## + ................................       449,710          9,318
                                                                    ------------
                                                                         163,712
                                                                    ------------
TEXTILES & APPAREL - 2.24%
   Brown Shoe Company, Inc. + .....................       154,700          2,580
   Columbia Sportswear Co. + ......................        45,056          1,891
   Jones Apparel Group, Inc. ......................       454,400          7,193
   Kenneth Cole Productions, Inc. + ...............       138,310          2,662
   K-Swiss, Inc.+ .................................       144,739          2,120
   Phillips-Van Heusen Corp. ......................        98,500          4,158
   Quiksilver, Inc. ## ............................       761,200          7,407
   Skechers U.S.A., Inc. ## .......................        90,200          2,133
   Steven Madden Ltd. ## ..........................       142,815          2,701
   Timberland Co. ## + ............................       202,300          2,954
   Warnaco Group, Inc. ## .........................       236,800         10,926
   Wolverine World Wide, Inc. .....................       411,200         11,818
                                                                    ------------
                                                                          58,543
                                                                    ------------
TOTAL CONSUMER DISCRETIONARY ......................                      371,991
                                                                    ------------
CONSUMER STAPLES - 2.31%
FOOD & DRUG RETAILING - 1.01%
   Casey's General Stores, Inc. ...................       195,200          4,320
   Great Atlantic & Pacific Tea Co. ## + ..........        45,292          1,246
   Longs Drug Stores Corp. ........................       271,270         10,867
   Spartan Stores, Inc. ...........................       376,200          7,855
   Winn-Dixie Stores, Inc. ## .....................       112,900          2,002
                                                                    ------------
                                                                          26,290
                                                                    ------------
FOOD PRODUCTS - 1.05%
   Chiquita Brands International, Inc. ## + .......        93,700          2,132

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
   Del Monte Foods Co. ............................       848,500   $      7,653
   JM Smucker Co. .................................        39,410          1,966
   Lance, Inc. + ..................................       153,900          3,226
   Ralcorp Holdings, Inc. ## + ....................       131,580          8,032
   Sanderson Farms, Inc. + ........................        96,700          4,029
   Smithfield Foods, Inc. ## + ....................         5,200            149
   TreeHouse Foods, Inc. ## .......................        16,000            363
                                                                    ------------
                                                                          27,550
                                                                    ------------
TOBACCO - 0.25%
   Universal Corp. + ..............................       101,300          6,502
                                                                    ------------
   TOTAL CONSUMER STAPLES .........................                       60,342
                                                                    ------------
ENERGY - 8.93%
ENERGY EQUIPMENT & SERVICES - 4.55%
   Basic Energy Services, Inc. ## + ...............       200,400          4,649
   CARBO Ceramics, Inc. + .........................       101,640          4,831
   Complete Production Services, Inc. ## ..........       172,400          4,657
   Dril-Quip, Inc. ## .............................        77,090          4,407
   Grey Wolf, Inc. ## + ...........................       870,700          5,459
   Gulfmark Offshore, Inc. ## + ...................       110,200          6,590
   Hercules Offshore, Inc. ## .....................       153,100          4,036
   Key Energy Services, Inc. ## ...................       255,900          3,506
   Lufkin Industries, Inc. ........................        36,700          2,769
   Oil States International, Inc. ## + ............       381,370         19,091
   Parker Drilling Co. ## + .......................       288,200          2,311
   Patterson-UTI Energy, Inc. + ...................       493,000         13,774
   SEACOR Holdings, Inc. ## .......................        38,600          3,285
   Superior Energy Services, Inc. ## ..............        23,800          1,056
   Superior Well Services, Inc. ## + ..............        99,400          2,367
   Tetra Technologies, Inc. ## + ..................       158,190          2,572
   Tidewater, Inc. + ..............................       276,260         18,018
   Trico Marine Services, Inc. ## + ...............        30,800          1,161
   UnitCorp. ## ...................................       152,370          9,677
   W-H Energy Services, Inc. ## ...................        60,910          4,708
                                                                    ------------
                                                                         118,924
                                                                    ------------
OIL & GAS - 4.38%
   Alon USA Energy, Inc.+ .........................        38,666            539
   Cimarex Energy Co. .............................       236,590         14,739
   Delek US Holdings, Inc. ........................        63,400            699
   Encore Acquisition Co. ## ......................       200,300          9,140
   EXCO Resources, Inc. ## + ......................       768,400         17,151
   Helix Energy Solutions Group, Inc. ## ..........        47,000          1,624
   Holly Corp. ....................................       245,200         10,171
   Parallel Petroleum Corp. ## ....................       232,800          4,933
   Penn Virginia Corp. ............................       179,900          9,445
   Pioneer Drilling Co. ## + ......................       373,580          6,100

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
   Rosetta Resources, Inc. ## .....................        23,482   $        512
   St. Mary Land & Exploration Co. ................       374,700         16,382
   Stone Energy Corp. ## ..........................       118,700          7,234
   Swift Energy Co. ## + ..........................        93,900          4,896
   W&T Offshore, Inc. + ...........................       261,000         10,675
                                                                    ------------
                                                                         114,240
                                                                    ------------
TOTAL ENERGY ......................................                      233,164
                                                                    ------------
FINANCIALS - 23.80%
BANKS - 8.46%
   1st Source Corp. ...............................        20,300            402
   Anchor BanCorp Wisconsin, Inc. + ...............        49,838            757
   Associated Banc-Corp. + ........................       318,500          9,004
   Astoria Financial Corp. ........................        80,600          1,910
   BancorpSouth, Inc. .............................       310,530          7,462
   Bank of Hawaii Corp. ...........................       175,100          9,601
   BankAtlantic Bancorp, Inc. + ...................       376,010          1,158
   Cathay General Bancorp + .......................       184,200          3,141
   Chemical Financial Corp. .......................       114,031          2,769
   Citizens Republic Bancorp, Inc. + ..............       320,200          2,642
   City National Corp. + ..........................       192,180          9,325
   Colonial BancGroup, Inc. + .....................       212,400          1,729
   Columbia Banking System, Inc. ..................        75,900          2,055
   Community Trust Bancorp, Inc. ..................        30,400            914
   Corus Bankshares, Inc. + .......................        32,328            237
   Cullen/Frost Bankers, Inc. .....................       148,224          8,274
   CVB Financial Corp. + ..........................       352,747          4,050
   F.N.B. Corp. + .................................       255,900          3,956
   First Commonwealth Financial Corp. + ...........        57,800            720
   First Horizon National Corp. + .................       634,900          6,857
   First Midwest BancorD  Inc. + ..................       157,700          4,026
   First Niagara Financial Group, Inc. ............        18,700            270
   FirstMerit Corp. ...............................       277,290          5,690
   Flushing Financial Corp. .......................       110,330          2,154
   Frontier Financial Corp. + .....................        72,300          1,157
   Fulton Financial Corp. + .......................       723,778          9,025
   Hancock Holding Co. + ..........................        38,200          1,577
   Harleysville National Corp. + ..................        18,677            270
   Home Federal Bancorp Inc. ......................       201,700          2,408
   IBERIABANK Corp. + .............................        53,700          2,588
   International Bancshares Corp. .................       330,950          8,270
   Intervest Bancshares Corp. .....................        74,380            769
   National Penn Bancshares, Inc. + ...............       207,725          3,467
   NBT Bancorp, Inc. + ............................       136,506          3,110
   NewAlliance Bancshares, Inc. + .................       186,000          2,504
   Old National Bancorp + .........................       186,120          3,185
   Pacific Capital Bancorp NA + ...................       420,730          8,574

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
   Park National Corp. + ..........................        59,800   $      4,545
   Prosperity Bancshares, Inc. + ..................        34,200          1,059
   Provident Bankshares Corp. + ...................        26,220            336
   S&T Bancorp, Inc. + ............................        31,564          1,075
   Southwest Bancorp, Inc. ........................       105,880          1,863
   Sterling Bancshares, Inc. ......................       610,650          6,345
   Susquehanna Bancshares, Inc. + .................       311,700          6,200
   SVB Financial Group ## .........................        11,000            535
   TCF Financial Corp. + ..........................        93,100          1,620
   Trustmark Corp. + ..............................       280,760          6,115
   Umpqua Holdings Corp. + ........................        56,700            836
   United Bankshares, Inc. + ......................       207,471          6,035
   Washington Federal, Inc. .......................       535,654         12,754
   Washington Trust Bancorp, Inc. + ...............        33,780            817
   Webster Financial Corp. ........................       446,000         11,618
   WesBanco, Inc. + ...............................       113,300          2,437
   Whitney Holding Corp. + ........................       361,345          8,459
   Wilmington Trust Corp. + .......................       338,650         11,135
   Wintrust Financial Corp. + .....................        32,000          1,015
                                                                    ------------
                                                                         220,806
                                                                    ------------
DIVERSIFIED FINANCIALS - 2.81%
   Apollo Investment Corp. + ......................       362,850          5,871
   Ares Capital Corp. + ...........................       377,000          4,245
   Asta Funding, Inc. + ...........................       147,850          2,110
   CIT Group, Inc. ................................        63,300            689
   Credit Acceptance Corp. ## + ...................        73,400          1,413
   Ezcorp, Inc. ## ................................       430,500          5,226
   Financial Federal Corp. + ......................       287,090          6,704
   First Cash Financial Services, Inc. ## + .......       406,900          6,038
   Investment Technology Group, Inc. ## ...........       216,600         10,453
   Jefferies Group, Inc. ## .......................       102,800          1,933
   KKR Financial Holdings LLC .....................       160,510          2,039
   Knight Capital Group, Inc. ## ..................       216,700          4,054
   MCG Capital Corp. + ............................       391,450          2,999
   Nelnet, Inc. + .................................       105,700          1,352
   Piper Jaffray Co. ## + .........................       156,613          5,835
   Raymond James Financial, Inc. + ................        58,200          1,674
   Texas Capital Bancshares, Inc. ## + ............        77,570          1,431
   World Acceptance Corp. ## + ....................       235,350          9,268
                                                                    ------------
                                                                          73,334
                                                                    ------------
INSURANCE - 9.28%
   American Equity Investment Life Holding Co. + ..       240,700          2,323
   American Financial Group, Inc. .................       202,100          5,542
   American National Insurance Co. ................        11,600          1,297
   AmTrust Financial Services, Inc. + .............        39,000            606
   Argo Group International Holdings Ltd. ## ......       129,157          4,626

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
   Aspen Insurance Holdings Ltd. ..................       439,480   $     11,422
   Assured Guaranty Ltd. + ........................       370,550          9,371
   CNA Surety Corp. ## ............................       186,100          2,462
   Conseco, Inc. ## ...............................       692,199          8,064
   Delphi Financial Group, Inc. ...................       372,050         10,127
   Employers Holdings, Inc. .......................       455,600          8,693
   Endurance Specialty Holdings Ltd. ..............        16,600            616
   FBL Financial Group, Inc. ......................       126,948          3,515
   Fidelity National Financial, Inc. ..............        65,600          1,049
   First American Corp. ...........................        34,900          1,145
   Hanover Insurance Group, Inc. ..................       545,550         24,484
   Harleysville Group, Inc. .......................       127,704          4,655
   HCC Insurance Holdings, Inc. ...................       263,470          6,502
   Horace Mann Educators Corp. ....................       309,400          5,235
   Infinity Property and Casualty Corp. ...........        69,398          2,690
   IPC Holdings Ltd. ..............................        24,400            710
   LandAmerica Financial Group, Inc. + ............        65,050          1,867
   Max Capital Group Ltd. .........................        23,800            557
   Mercury General Corp. + ........................       231,400         11,545
   Montpelier Re Holdings Ltd. + ..................        38,800            640
   National Western Life Insurance Co. ............         2,400            609
   Navigators Group, Inc. ## ......................       130,550          6,397
   Odyssey Re Holdings Corp. + ....................       295,300         10,566
   OneBeacon Insurance Group Ltd. .................        21,200            417
   Philadelphia Consolidated Holding Co. ## .......       215,940          7,964
   Phoenix Cos., Inc. .............................       365,400          4,750
   Platinum Underwriters Holdings Ltd. ............        18,400            660
   PMA Capital Corp. ## + .........................       224,300          2,082
   Presidential Life Corp. ........................       124,800          2,117
   ProAssurance Corp. ## ..........................        12,000            635
   Protective Life Corp. ..........................       295,880         12,610
   Reinsurance Group of America, Inc. .............       253,300         13,167
   RLI Corp. + ....................................        46,400          2,227
   Safety Insurance Group, Inc. ...................        68,500          2,459
   Selective Insurance Group, Inc. ................       199,200          4,247
   StanCorp Financial Group, Inc. .................       358,000         18,344
   State Auto Financial Corp. .....................       117,400          3,234
   Stewart Information Services Corp. + ...........       274,300          6,718
   United America Indemnity Ltd. ## ...............       299,797          4,635
   United Fire & Casualty, Co. ....................        81,700          2,692
   Unitrin, Inc. + ................................       103,300          3,919
   Universal American Corp. ## ....................        52,000            558
   Zenith National Insurance Corp. ................        38,500          1,430
                                                                    ------------
                                                                         242,180
                                                                    ------------
REAL ESTATE - 3.25%
   Alexandria Real Estate Equities, Inc. ..........        19,570          2,055
   BioMed Realty Trust, Inc. ......................        59,570          1,549

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
   California Coastal Communities, Inc. ## + ......       198,500   $      1,310
   CapLease, Inc. + ...............................       912,900          7,586
   Care Investment Trust, Inc. ....................       159,140          1,762
   Cohen & Steers, Inc. + .........................        59,900          1,672
   Corrections Corp. of America ## ................        86,460          2,205
   DiamondRock Hospitality Co. ....................       502,200          6,403
   Education Realty Trust, Inc. ...................       220,250          2,938
   Entertainment Properties Trust + ...............        73,200          3,906
   Health Care Real Estate Investment
      Trust, Inc. .................................        52,520          2,545
   Jones Lang LaSalle, Inc. .......................        12,500            970
   LaSalle Hotel Properties + .....................       221,240          7,095
   Lexington Realty Trust + .......................       580,370          8,357
   MI Developments, Inc. ..........................       425,100         11,490
   Mission West Properties, Inc. + ................       139,990          1,665
   Redwood Trust, Inc. + ..........................       217,800          7,251
   Sunstone Hotel Investors, Inc. .................       334,850          6,255
   U-Store-lt Trust + .............................       643,000          7,761
                                                                    ------------
                                                                          84,775
                                                                    ------------
TOTAL FINANCIALS ..................................                      621,095
                                                                    ------------
HEALTH CARE - 4.79%
BIOTECHNOLOGY - 0.22%
   Charles River Laboratories
      International, Inc. ## ......................        54,430          3,160
   Invitrogen Corp. ## ............................        28,210          2,639
                                                                    ------------
                                                                           5,799
                                                                    ------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.26%
   Allscripts Healthcare Solutions, Inc. ## + .....       106,500          1,188
   Hillenbrand, Inc. ## ...........................        37,910            722
   Hill-Rom Holdings, Inc. ........................        37,910            953
   Kensey Nash Corp. ## ...........................        95,510          2,785
   Medical Action Industries, Inc. ## + ...........        60,770            996
                                                                    ------------
                                                                           6,644
                                                                    ------------
HEALTH CARE PROVIDERS & SERVICES - 3.28%
   Air Methods Corp. ## + .........................        91,530          3,670
   Amedisys, Inc. ## + ............................       111,320          5,766
   AMERIGROUP Corp. ## ............................       210,000          5,458
   Apria Healthcare Group, Inc. ## ................       215,700          3,801
   HealthSouth Corp. ## + .........................       215,030          4,230
   Healthspring, Inc. ## ..........................       542,110          9,129
   LifePoint Hospitals, Inc. ## ...................       428,900         12,918
   Lincare Holdings, Inc. ## ......................        60,700          1,477
   Magellan Health Services, Inc. ## ..............       129,950          5,015
   MAXIMUS, Inc. ..................................       496,875         18,842
   MDS, Inc. ## ...................................        75,100          1,495
   Odyssey Healthcare, Inc. ## ....................       243,450          2,228

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
   Pediatrix Medical Group, Inc. ## ...............       101,760   $      6,922
   Res-Care, Inc. ## ..............................       279,870          4,559
                                                                    ------------
                                                                          85,510
                                                                    ------------
PHARMACEUTICALS -1.03%
   King Pharmaceuticals, Inc. ## ..................       148,900          1,398
   KV Pharmaceutical Co. ## + .....................       161,850          3,956
   Medicines Co. ## ...............................       190,040          3,753
   Medici's Pharmaceutical Corp. + ................        71,560          1,474
   NBTY, Inc. ## ..................................       367,950         10,358
   Sciele Pharma, Inc. ## + .......................       313,050          6,033
                                                                    ------------
                                                                          26,972
                                                                    ------------
TOTAL HEALTH CARE .................................                       124,925
                                                                    ------------
INDUSTRIALS- 18.19%
   AEROSPACE & DEFENSE -1.19%
   Alliant Techsystems, Inc. ## + .................         9,410          1,035
   BE Aerospace, Inc. ## ..........................       113,240          4,570
   Ceradyne, Inc. ## + ............................        57,300          2,233
   Curtiss-Wright Corp. ...........................       161,990          7,693
   Esterline Technologies Corp. ## ................       100,650          5,602
   Moog, Inc. ## ..................................        95,380          4,112
   Triumph Group, Inc. + ..........................        99,800          5,875
                                                                    ------------
                                                                          31,120
                                                                    ------------
BUILDING PRODUCTS - 1.46%
   Apogee Enterprises, Inc. + .....................       288,750          6,442
   Crane Co. ......................................       234,700          9,609
   Drew Industries, Inc. ## + .....................        90,140          2,198
   Insituform Technologies, Inc. ## + .............       362,700          6,137
   Lennox International, Inc. .....................       270,700          8,971
   NCI Building Systems, Inc. ## + ................        16,500            398
   Simpson Manufacturing Co., Inc. + ..............        48,000          1,267
   Universal Forest Products, Inc. + ..............        87,292          3,030
                                                                    ------------
                                                                          38,052
                                                                    ------------
COMMERCIAL SERVICES & SUPPLIES - 6.45%
   American Ecology Corp. .........................        92,460          2,458
   Bowne & Co., Inc. ..............................       117,400          1,954
   Bright Horizons Family Solutions, Inc. ## ......        57,350          2,719
   Brink's Co. ....................................        40,220          2,926
   Casella Waste Systems, Inc. ## .................       255,900          2,728
   Clean Harbors, Inc. ## + .......................       110,970          7,321
   Consolidated Graphics, Inc. ## .................        84,150          4,895
   Con-way, Inc. ..................................       286,100         13,232
   Corinthian Colleges, Inc. ## ...................        40,800            463
   Ennis, Inc. ....................................       108,700          1,841
   Headwaters, Inc. ## + ..........................       201,200          2,300
   Heidrick & Struggles International, Inc. + .....        52,800          1,580

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
   Herman Miller, Inc. ............................       183,000   $      4,269
   Hewitt Associates, Inc. ## .....................        50,200          2,058
   Hudson Highland Group, Inc. ## .................       510,500          4,528
   Kelly Services, Inc. ...........................       569,500         12,671
   Kforce, Inc. ## ................................       344,250          2,833
   Korn/Ferry International ## ....................     1,078,700         20,129
   LECG Corp. ## ..................................       207,800          2,159
   McGrath Rentcorp + .............................       131,928          3,408
   Mobile Mini, Inc. ## + .........................       330,600          7,025
   PHH Corp. ## ...................................       318,600          6,254
   Pre-Paid Legal Services, Inc. ## + .............        54,670          2,391
   Providence Service Corp. ## + ..................       133,720          3,763
   Sotheby's + ....................................       321,000          8,892
   Spherion Corp. ## ..............................       371,900          1,837
   Steelcase, Inc., A Shares + ....................       136,270          1,510
   TAL International Group, Inc. + ................        33,900            821
   TetraTech, Inc. ## + ...........................       141,970          3,000
   TrueBlue, Inc. ## ..............................       186,100          2,369
   United Stationers, Inc. ## .....................        53,160          2,344
   Valassis Communications, Inc. ## + .............     1,781,400         25,296
   Waste Connections, Inc. ## .....................       196,680          6,307
                                                                    ------------
                                                                         168,281
                                                                    ------------
CONSTRUCTION & ENGINEERING - 0.77%
   Comfort Systems USA, Inc. ......................        97,462          1,326
   EMCOR Group, Inc. ## ...........................       227,500          5,701
   Granite Construction, Inc. .....................       167,500          5,745
   Perini Corp. ## ................................       199,550          7,220
                                                                    ------------
                                                                          19,992
                                                                    ------------
DIVERSIFIED MANUFACTURING - 0.73%
   Acuity Brands, Inc. + ..........................        41,594          1,990
   Andersons, Inc. ................................         9,200            418
   Barnes Group, Inc. + ...........................       145,000          3,782
   Kennametal, Inc. ...............................       367,200         12,767
                                                                    ------------
                                                                          18,957
                                                                    ------------
ELECTRICAL EQUIPMENT - 1.29%
   A.O. Smith Corp. + .............................       102,800          3,180
   Anixter International, Inc. ## + ...............       158,359          9,022
   Regal-Beloit Corp. + ...........................       517,150         19,181
   Superior Essex, Inc. ## ........................        74,100          2,203
                                                                    ------------
                                                                          33,586
                                                                    ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.56%
   Diebold, Inc. ..................................       322,200         12,630
   PerkinElmer, Inc. ..............................        76,640          2,036
                                                                    ------------
                                                                          14,666
                                                                    ------------

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
ENGINEERING/R&D SERVICES - 0.09%
   URS Corp. ## ...................................        61,600   $      2,485
                                                                    ------------
FREIGHT TRANSPORTATION - 0.81%
   Pacer International, Inc. ......................       166,200          3,084
   Ryder System, Inc. .............................       245,300         16,796
   TBS International Ltd. ## + ....................        34,500          1,386
                                                                    ------------
                                                                          21,266
                                                                    ------------
INDUSTRIAL CONGLOMERATES - 0.20%
   Carlisle Cos. , Inc. + .........................       180,250          5,206
                                                                    ------------
MACHINERY - 2.94%
   Actuant Corp. + ................................        54,800          1,856
   Applied Industrial Technologies, Inc. ..........       107,200          2,590
   Brady Corp. ....................................       172,750          5,865
   Flowserve Corp. ................................        30,200          3,748
   Gardner Denver, Inc. ## ........................       180,000          8,361
   Harsco Corp. ...................................       104,700          6,212
   Kaydon Corp. + .................................       240,200         12,579
   Lincoln Electric Holdings, Inc. ................        10,700            816
   Miller Industries, Inc. ## .....................       231,100          2,607
   Mueller Industries, Inc. .......................       181,710          5,882
   NACCO Industries, Inc. .........................         5,700            512
   Oshkosh Corp. ..................................       106,400          4,320
   Reliance Steel & Aluminum Co. + ................        29,200          1,775
   Timken Co. .....................................       542,100         19,597
                                                                    ------------
                                                                          76,720
                                                                    ------------
MARINE-0.52%
   Alexander & Baldwin, Inc. + ....................        25,000          1,256
   Genco Shipping & Trading Ltd. + ................        77,900          5,270
   Hornbeck Offshore Services, Inc. ## + ..........        42,700          2,129
   Overseas Shipholding Group, Inc. + .............        67,000          5,042
                                                                    ------------
                                                                          13,697
                                                                    ------------
RENTAL AUTO/EQUIPMENT - 0.25%
   United Rentals, Inc. ## ........................       346,200          6,522
                                                                    ------------
ROAD & RAIL - 0.85%
   Arkansas Best Corp. + ..........................       106,800          4,217
   Celadon Group, Inc. ## + .......................       341,300          3,512
   GATX Corp. + ...................................       110,600          4,866
   Heartland Express, Inc. + ......................       395,160          6,113
   Landstar System, Inc. ..........................        29,600          1,538
   Werner Enterprises, Inc. + .....................        70,100          1,363
   YRC Worldwide, Inc. ## + .......................        30,000            488
                                                                    ------------
                                                                          22,097
                                                                    ------------

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
TRADING COMPANIES & DISTRIBUTORS - 0.08%
   MSC Industrial Direct Co., Inc. + ..............        42,570   $      2,076
                                                                    ------------
TOTAL INDUSTRIALS .................................                      474,723
                                                                    ------------
INFORMATION TECHNOLOGY - 10.28%
COMMUNICATIONS EQUIPMENT - 0.52%
   ADC Telecommunications, Inc. ## ................        58,700            823
   Avocent Corp. ## ...............................       197,650          3,856
   CommScope, Inc. ## .............................        24,600          1,170
   Comtech Telecommunications Corp. ## ............        93,040          3,603
   Foundry Networks, Inc. ## ......................        75,000            955
   Plantronics, Inc. ..............................        33,300            829
   Sonus Networks, Inc. ## + ......................       134,400            539
   Sycamore Networks, Inc. ## .....................       582,600          1,876
                                                                    ------------
                                                                          13,651
                                                                    ------------
COMPUTERS & PERIPHERALS - 1.23%
   Avid Technology, Inc. ## + .....................        98,540          2,057
   Cray, Inc. ## + ................................       327,800          2,042
   Electronics for Imaging, Inc. ## ...............       406,040          5,855
   Ingram Micro, Inc. ## ..........................     1,104,000         18,779
   Mercury Computer Systems, Inc. ## + ............       420,300          3,371
                                                                    ------------
                                                                          32,104
                                                                    ------------
ELECTRONIC COMPONENTS - 0.50%
   Plexus Corp. ## ................................       505,200         12,170
   Thomas & Betts Corp. ## ........................        26,090            978
                                                                    ------------
                                                                          13,148
                                                                    ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.62%
   Benchmark Electronics, Inc. ## .................       740,950         13,174
   Coherent, Inc. ## ..............................        10,700            319
   IKON Office Solutions, Inc. ....................       713,000          7,807
   Littelfuse, Inc. ## ............................       305,100         11,216
   Methode Electronics, Inc. ......................       674,800          7,315
   MTS Systems Corp. ..............................        84,760          2,914
   TTM Technologies, Inc. ## ......................       481,150          6,404
   Vishay Intertechnology, Inc. ## ................     2,030,400         19,187
                                                                    ------------
                                                                          68,336
                                                                    ------------
INTERNET SOFTWARE & SERVICES - 0.39%
   Acme Packet, Inc. ## ...........................        49,300            451
   Interwoven, Inc. ## ............................       175,440          1,976
   Netgear, Inc. ## ...............................       196,545          3,186
   NIC, Inc. + ....................................       224,760          1,456
   United Online, Inc. + ..........................       286,380          3,059
                                                                    ------------
                                                                          10,128
                                                                    ------------
IT CONSULTING & SERVICES - 1.28%
   CACI International, Inc. ## + ..................       130,000          6,516
   First Advantage Corp. ## + .....................        52,700          1,081

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
   ManTech International Corp. ## .................       146,600   $      7,003
   MPS Group, Inc. ## .............................        77,600            833
   Patni Computer Systems Ltd., ADR + .............       218,800          2,936
   Phase Forward, Inc. ## .........................       163,710          3,012
   SRA International, Inc. ## .....................       219,200          5,758
   SYNNEX Corp. ## + ..............................       156,300          3,732
   Tech Data Corp. ## .............................        63,200          2,124
   Unisys Corp. ## ................................        83,100            346
                                                                    ------------
                                                                          33,341
                                                                    ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 2.11%
   Advanced Energy Industries, Inc. ## ............       167,216          2,341
   Amkor Technology, Inc. ## + ....................        77,000            735
   Brooks Automation, Inc. ## .....................     1,134,100         11,749
   Cirrus Logic, Inc. ## ..........................       271,270          1,939
   Cymer, Inc. ##+ ................................       117,760          3,061
   FEI Co. ##+ ....................................       164,510          3,598
   MKS Instruments, Inc. ## .......................       408,780          9,341
   Novellus Systems, Inc. ## + ....................        34,000            743
   ON Semiconductor Corp. ## + ....................     1,395,800         10,427
   Photronics, Inc. ## ............................       121,200          1,285
   RF Micro Devices, Inc. ## + ....................       257,500            868
   Rudolph Technologies, Inc. ## ..................       135,090          1,372
   Sigma Designs, Inc. ## + .......................        39,800            712
   Teradyne, Inc. ## ..............................       341,490          4,538
   Ultra Clean Holdings ## ........................       141,670          1,514
   Zoran Corp. ## .................................        64,500            849
                                                                    ------------
                                                                          55,072
                                                                    ------------
SOFTWARE- 1.63%
   Aspen Technology, Inc. ## ......................       287,610          3,952
   EPIQ Systems, Inc. ## + ........................       187,256          2,891
   Lawson Software, Inc. ## .......................       465,300          3,718
   Mentor Graphics Corp. ## .......................     1,289,500         12,985
   Novell, Inc. ## ................................       618,000          3,881
   Omnicell, Inc. ## ..............................       131,900          1,585
   Parametric Technology Corp. ## .................       189,470          3,303
   RealNetworks, Inc. ## ..........................       219,100          1,350
   Sybase, Inc. ## + ..............................       303,230          8,921
                                                                    ------------
                                                                          42,586
                                                                    ------------
TOTAL INFORMATION TECHNOLOGY ......................                      268,366
                                                                    ------------
MATERIALS - 4.74%
CHEMICALS - 2.29%
   Ashland, Inc. ..................................        31,300          1,659
   Cytec Industries, Inc. .........................        10,500            620
   FMC Corp .......................................       172,140         10,807
   Georgia Gulf Corp. + ...........................       542,200          3,259

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
   H.B. Fuller Co. + ..............................       192,700   $      4,447
   Hercules, Inc. .................................       515,600          9,693
   International Flavors & Fragrances, Inc. .......        21,700            990
   Olin Corp. .....................................       314,600          6,345
   OM Group, Inc. ## ..............................         5,200            285
   PolyOne Corp. ## ...............................     1,898,100         14,008
   RPM International, Inc. ........................       291,300          6,496
   Tronox, Inc. + .................................       397,900          1,225
                                                                    ------------
                                                                          59,834
                                                                    ------------
CONSTRUCTION MATERIALS - 0.07%
   Ameron International Corp. + ...................         7,700            761
   Eagle Materials, Inc.+ .........................        25,300            918
                                                                    ------------
                                                                           1,679
                                                                    ------------
CONTAINERS & PACKAGING - 0.32%
   Packaging Corp. of America .....................       127,200          2,796
   Rock-Tenn Co. ..................................        38,900          1,320
   Silgan Holdings, Inc. ..........................        37,958          2,022
   Sonoco Products Co. ............................        32,300          1,064
   Temple-Inland, Inc. + ..........................       107,900          1,259
                                                                    ------------
                                                                           8,461
                                                                    ------------
METALS & MINING - 1.82%
   A.M. Castle & Co. ## ...........................        11,300            349
   AMCOL International Corp. + ....................       102,680          3,050
   Century Aluminum Co. ## + ......................       178,800         12,389
   Commercial Metals Co. ..........................       214,500          6,680
   Foundation Coal Holdings, Inc. .................       145,200          8,709
   Gibraltar Industries, Inc. + ...................       277,450          2,899
   GrafTech Int'l Ltd. ## .........................       490,300          9,635
   USEC, Inc. ## + ................................        95,100            441
   Worthington Industries, Inc. + .................       190,800          3,436
                                                                    ------------
                                                                          47,588
                                                                    ------------
PAPER & FOREST PRODUCTS - 0.24%
   Glatfelter .....................................       151,730          2,214
   Louisiana-Pacific Corp. ........................        91,100          1,048
   Neenah Paper, Inc. + ...........................        75,970          1,746
   Wausau Paper Corp. + ...........................       144,920          1,122
                                                                    ------------
                                                                           6,130
                                                                    ------------
TOTAL MATERIALS ...................................                      123,692
                                                                    ------------
TELECOMMUNICATION SERVICES - 0.58%
DIVERSIFIED TELECOMMUNICATION - 0.58%
   Cincinnati Bell, Inc. ## .......................     2,068,530          9,598
   Harris Stratex Networks, Inc. ## + .............       144,690          1,373
   NeuStar, Inc. ## + .............................       155,500          4,278
                                                                    ------------
TOTAL TELECOMMUNICATION SERVICES ..................                       15,249
                                                                    ------------

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
UTILITIES - 5.99%
Electric Utilities - 4.11%
   ALLETE, Inc. ...................................        84,400   $      3,525
   Avista Corp. ...................................       117,900          2,421
   Black Hills Corp. + ............................       261,590         10,205
   CH Energy Group, Inc. + ........................        10,800            382
   El Paso Electric Co. ## ........................       125,540          2,833
   Great Plains Energy, Inc. + ....................       792,600         20,322
   Hawaiian Electric Industries, Inc. + ...........       200,870          4,951
   Idacorp, Inc. + ................................       324,280         10,520
   NSTAR ..........................................        84,900          2,735
   OGE Energy Corp. ...............................       388,300         12,694
   Pike Electric Corp. ## .........................        94,590          1,517
   PNM Resources, Inc. + ..........................        63,700            923
   Portland General Electric Co. ..................       852,910         20,470
   Puget Energy, Inc. .............................        99,700          2,713
   Sierra Pacific Resources Corp. .................        80,000          1,090
   Westar Energy, Inc. + ..........................       423,000          9,809
                                                                    ------------
                                                                         107,110
                                                                    ------------
GAS UTILITIES - 1.85%
   AGL Resources, Inc. ............................       385,940         13,122
   Atmos Energy Corp. .............................       751,980         20,815
   Nicor, Inc. + ..................................       177,500          6,234
   Southwest Gas Corp. ............................        56,100          1,619
   UGI Corp. ......................................        98,960          2,573
   WGL Holdings, Inc. + ...........................       121,500          3,985
                                                                    ------------
                                                                          48,348
                                                                    ------------
WATER UTILITIES - 0.03%
   SJW Corp. + ....................................        25,270            760
                                                                    ------------
TOTAL UTILITIES ...................................                      156,218
                                                                    ------------
TOTAL COMMON STOCKS ...............................                    2,484,946
                                                                    ------------
SHORT TERM INVESTMENTS - 5.09%
   American Beacon Money Market Select Fund++ .....   123,316,094        123,316

                                                          PAR
                                                         AMOUNT
                                                      -----------
   U.S. Treasury Bill,
      1.34%, Due 6/12/2008 # ......................       $ 9,514          9,500
                                                                    ------------
TOTAL SHORT TERM INVESTMENTS                                             132,816
                                                                    ------------

                                                         SHARES
                                                      -----------
SECURITIES LENDING COLLATERAL - 24.71%
   American Beacon Cash Plus Trust ++                 519,389,408        519,390

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
   American Beacon Money Market Select Fund ++ ....   125,695,388   $    125,695
                                                                    ------------
TOTAL SECURITIES LENDING COLLATERAL ...............                      645,085
                                                                    ------------
TOTAL INVESTMENTS  125.01% - (Cost $3,244,944) ....                    3,262,847
LIABILITIES, NET OF OTHER ASSETS - (25.01%) .......                     (652,798)
                                                                    ------------
TOTAL NET ASSETS - 100.00% ........................                 $  2,610,049
                                                                    ============

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

     Percentages are stated as percent of net assets.

##   Non-income producing security.

+    All or a portion of this security is on loan at April 30, 2008.

++   The Fund/Trust is affiliated by having the same investment advisor.

# At April 30, 2008, security pledged as collateral for open futures contracts.

FUTURES CONTRACTS
(DOLLARS IN THOUSANDS)

                                                              UNREALIZED
                        NUMBER OF   EXPIRATION    MARKET    APPRECIATION/
                        CONTRACTS      DATE        VALUE    (DEPRECIATION)
                        ---------   ----------   --------   --------------
Emini Mini Russell        1,847      Jun 2008    $132,522        $5,265
                                                 ========        ======

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2008 (UNAUDITED) (IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

ASSETS:
   Investments in unaffiliated securities, at value (A, C) .......   $ 2,494,446
   Investments in affiliated securities, at value (B) ............       768,401
   Receivable for investments sold ...............................         8,050
   Dividends and interest receivable .............................         1,454
   Receivable for fund shares sold ...............................         1,416
   Prepaid expenses ..............................................            63
                                                                     -----------
      TOTAL ASSETS ...............................................     3,273,830
                                                                     -----------
LIABILITIES:
   Payable for investments purchased .............................        11,434
   Payable upon return of securities loaned ......................       645,085
   Payable for fund shares redeemed ..............................         2,112
   Payable for variation margin on open futures contracts ........           322
   Management and investment advisory fees payable (Note 2) ......         3,644
   Administrative service and service fees payable ...............           698
   Other liabilities .............................................           486
                                                                     -----------
      TOTAL LIABILITIES ..........................................       663,781
                                                                     -----------
NET ASSETS .......................................................   $ 2,610,049
                                                                     ===========
ANALYSIS OF NET ASSETS:
   Paid-in-capital ...............................................     2,708,370
   Undistributed net investment income ...........................         9,576
   Accumulated net realized loss .................................      (131,065)
   Unrealized appreciation of investments, futures contracts, and
      foreign currency ...........................................        23,168
                                                                     -----------
NET ASSETS .......................................................   $ 2,610,049
                                                                     ===========
SHARES OUTSTANDING (NO PAR VALUE):
   Institutional Class ...........................................    67,924,629
                                                                     ===========
   PlanAhead Class ...............................................    60,591,686
                                                                     ===========
   Service Class .................................................     3,311,245
                                                                     ===========
   AMR Class .....................................................    18,173,030
                                                                     ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
   Institutional Class ...........................................   $     17.59
                                                                     ===========
   PlanAhead Class ...............................................   $     17.18
                                                                     ===========
   Service Class .................................................   $     17.07
                                                                     ===========
   AMR Class .....................................................   $     17.50
                                                                     ===========

----------
(A) Cost of investments in unaffiliated securities ...............   $ 2,476,543

(B) Cost of investments in affiliated securities .................   $   768,401

(C) Market value of securities on loan ...........................   $   625,164

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 2008 (IN THOUSANDS) (UNAUDITED)

INVESTMENT INCOME:
   Dividend income from unaffiliated securities (net of foreign
      taxes)* ....................................................   $  24,807
   Dividend income from affiliated securities ....................       2,183
   Interest income ...............................................         101
   Income derived from securities lending, net ...................       2,803
                                                                     ---------
         TOTAL INVESTMENT INCOME .................................      29,894
                                                                     ---------
EXPENSES:
   Management and investment advisory fees (Note 2) ..............       6,813
   Administrative service fees (Note 2):
      Institutional Class ........................................       1,485
      PlanAhead Class ............................................       1,356
      Service Class ..............................................          72
   Transfer agent fees:
      Institutional Class ........................................          60
      PlanAhead Class ............................................          59
      Service Class ..............................................           7
      AMR Class ..................................................          11
   Custody and fund accounting fees ..............................         111
   Professional fees .............................................          36
   Registration fees and expenses ................................          33
   Service fees:
      PlanAhead Class (Note 2) ...................................       1,356
      Service Class (Note 2) .....................................          72
   Distribution fees - Service Class (Note 2) ....................          72
   Prospectus and shareholder reports ............................         186
   Other expenses ................................................          88
                                                                     ---------
         TOTAL EXPENSES ..........................................      11,817
                                                                     =========
NET INVESTMENT INCOME ............................................      18,077
                                                                     ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from:
      Investments ................................................    (101,007)
      Commission recapture (Note 1) ..............................         156
      Futures contracts ..........................................     (15,198)
   Change in net unrealized appreciation or depreciation of:
      Investments ................................................    (190,790)
      Futures contracts ..........................................       3,571
                                                                     ---------
         NET LOSS ON INVESTMENTS .................................    (303,268)
                                                                     ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .............   $(285,191)
                                                                     =========
   * Foreign taxes ...............................................   $      19

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
STATEMENT OF CHANGES OF NET ASSETS (IN THOUSANDS)

                                                                      Six Months
                                                                        Ended       Year Ended
                                                                      April 30,    October 31,
                                                                         2008          2007
                                                                     -----------   -----------
                                                                     (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income .........................................   $   18,077    $   29,550
   Net realized gain (loss) on investments, futures contracts, and
      foreign currency transactions ..............................     (116,049)      344,695
   Change in net unrealized appreciation or (depreciation) of investments, futures contracts, and foreign currency
      translations ...............................................     (187,219)     (182,874)
                                                                     ----------    ----------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
            OPERATIONS ...........................................     (285,191)      191,371
                                                                     ----------    ----------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
      Institutional Class ........................................      (13,291)      (10,903)
      PlanAhead Class ............................................       (9,332)       (8,142)
      Service Class ..............................................         (298)         (295)
      AMR Class ..................................................       (4,903)       (4,490)
   Net realized gain on investments:
      Institutional Class ........................................     (152,714)      (90,742)
      PlanAhead Class ............................................     (145,952)      (94,401)
      Service Class ..............................................       (7,763)       (5,063)
      AMR Class ..................................................      (43,605)      (28,623)
                                                                     ----------    ----------
         NET DISTRIBUTIONS TO SHAREHOLDERS .......................     (377,858)     (242,659)
                                                                     ----------    ----------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares .................................      229,921       808,393
   Reinvestment of dividends and distributions ...................      371,165       237,930
   Cost of shares redeemed .......................................     (538,428)     (920,892)
                                                                     ----------    ----------
         NET INCREASE IN NET ASSETS FROM CAPITAL SHARE
            TRANSACTIONS .........................................       62,658       125,431
                                                                     ==========    ==========
NET INCREASE (DECREASE) IN NET ASSETS ............................     (600,391)       74,143
                                                                     ----------    ----------
NET ASSETS:
   Beginning of period ...........................................    3,210,440     3,136,297
                                                                     ----------    ----------
   END OF PERIOD * ...............................................   $2,610,049    $3,210,440
                                                                     ==========    ==========
* Includes undistributed net investment income of ................   $    9,576    $   20,863
                                                                     ==========    ==========

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2008 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American Beacon Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no load, diversified, open-end management investment company. These financial statements and notes to the financial statements relate to the American Beacon Small Cap Value Fund (the "Fund"), a series of the Trust.

     American Beacon Advisors, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation ("AMR"), the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

     On April 16, 2008, AMR announced that it has reached a definitive agreement to sell American Beacon Advisors, Inc. to Lighthouse Holdings, Inc., which is owned by investment funds affiliated with Pharos Capital Group, LLC and TPG Capital, two leading private equity firms. AMR expects to close the sale later this year, subject to customary closing conditions as well as the approval of the shareholders of the American Beacon family of mutual funds and consents from other clients of the Manager.

     Class Disclosure

     The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

CLASS:                                    OFFERED TO:                        SERVICE AND DISTRIBUTIONS FEES:
------                                    -----------                        -------------------------------
INSTITUTIONAL CLASS   Investors making an initial investment of $2 million   Administrative Service Fee - 0.25%

PLANAHEAD CLASS       General public and investors investing through an      Administrative Service Fee - 0.25%
                      intermediary                                                          Service Fee - 0.25%

SERVICE CLASS         Investors investing through an intermediary            Administrative Service Fee - 0.25%
                                                                                            Service Fee - 0.25%
                                                                                       Distribution Fee - 0.25%

AMR CLASS             Investors in the tax-exempt retirement and benefit
                      plans of AMR Corporation and its affiliates                                          N/A

     Investment income, net capital gains (losses) and all expenses incurred by the Fund are allocated based on the relative net assets of each class, except for service fees and certain other fees and expenses related solely to one class of shares.

Security Valuation

     Investments are valued at the close of the New York Stock Exchange (the "Exchange"), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

     Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. When a price is unavailable from a pricing service or when the price provided by the pricing service is deemed not to represent fair value, the prices of debt securities may be determined using quotes obtained from brokers.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates market value.

AMERICAN BEACON SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2008 (UNAUDITED)

     Securities for which market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board of Trustees (the "Board").

Security Transactions and Investment Income

     Security transactions are recorded on the trade date of the security purchase or sale.

     The Fund may purchase securities with delivery or payment to occur at a later date. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations.

     Dividend income, net of foreign taxes, is recorded on the ex-dividend date except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Futures Contracts

     Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Fund may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

     Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents 5% of the face value of the futures contract. The Fund reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

Dividends to Shareholders

     Dividends from net investment income of the Fund normally will be declared and paid at least annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.

Commission Recapture

     The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund's investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain in the Fund's Statement of Operations.

AMERICAN BEACON SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2008 (UNAUDITED)

Allocation of Income, Expenses, Gains and Losses

     Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Use of Estimates

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Recently Issued Accounting Pronouncements

     In September 2006, the FASB issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of April 30, 2008, the Manager does not believe the adoption of FAS 157 will materially impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value.

Other

     Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. TRANSACTIONS WITH AFFILIATES

Management Agreement

     The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all administrative, investment advisory, fund management and securities lending services. Investment assets of the Fund are managed by multiple investment advisors that have entered into separate investment advisory agreements with the Manager. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Fund an annualized fee equal to 0.10% of the average daily net assets plus amounts paid by the Manager to the investment advisors hired by the Manager to direct investment activities of the Funds. Management fees paid during the six months ended April 30, 2008 were as follows (dollars in thousands):

                                         AMOUNTS PAID TO         NET AMOUNTS
MANAGEMENT FEE RATE   MANAGEMENT FEE   INVESTMENT ADVISORS   RETAINED BY MANAGER
-------------------   --------------   -------------------   -------------------
     0.35%-0.60%          $6,813              $5,483                $1,330

     As compensation for services provided by the Manager in connection with securities lending activities, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee up to 25% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers when a borrower posts collateral other than cash, a fee up to 25% of such loan fees. This fee is netted against securities

AMERICAN BEACON SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2008 (UNAUDITED)

lending income in the Statement of Operations. During the six months ended April 30, 2008, securities lending fees paid to the Manager were $446,212.

Administrative Services Agreement

     The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative services to the Fund. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.25% of the average daily net assets of the Institutional, PlanAhead, and Service Classes of the Fund.

Distribution Plans

     The Fund, except for the Service Class of the Fund, has adopted a "defensive" Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act, pursuant to which no fees may be charged to the Fund for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

     A separate Distribution Plan (the "Distribution Plan") has been adopted pursuant to Rule 12b-1 under the Act for the Service Class of the Fund. Under the Distribution Plan, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Service Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

     The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the PlanAhead and Service Classes. As compensation for performing the duties required under the Service Plans, the Manager receives 0.25% of the average daily net assets of the PlanAhead and Service Classes of the Fund.

Brokerage Commissions

     Affiliated entities of an investment advisor to the Fund received net commissions on purchases and sales of the Fund's portfolio securities totaling $4,793 for the six months ended April 30, 2008.

Investment in Affiliated Funds

     The Fund is permitted, pursuant to an exemptive order by the Securities and Exchange Commission ("SEC") and procedures approved by the Board, to invest up to 25% of its total assets in the American Beacon Money Market Select Fund (the "Select Fund"). Cash collateral received by the Fund in connection with securities lending may be invested in the Select Fund and the American Beacon Cash Plus Trust (the "Cash Trust") (collectively, the "Affiliated Funds"). The Fund and the Affiliated Funds have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the Affiliated Funds and receives from each Affiliated Fund an annualized fee up to 0.10% of its average daily net assets. During the six months ended April 30, 2008, the Manager earned fees from the Affiliated Funds totaling $54,281 on the Fund's direct investment in the Affiliated Funds and $318,156 from securities lending collateral invested in the Affiliated Funds.

Interfund Lending Program

     Pursuant to an exemptive order by the SEC, the Fund, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program as a borrower. This program

AMERICAN BEACON SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2008 (UNAUDITED)

provides an alternative credit facility allowing the Fund to borrow from other participating Funds. For the six months ended April 30, 2008, the Fund did not utilize the credit facility.

Expense Reimbursement Plan

     The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class' average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. For the six months ended April 30, 2008, there were no fees waived or reimbursed expenses subject to potential recovery.

Other

     At April 30, 2008, AMR Corporation and subsidiary companies and employee benefit trusts thereof owned 12% of the Fund's shares.

3. FEDERAL INCOME AND EXCISE TAXES

     It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.

     The Fund adopted the provisions of FASB Interpretation No. 48, "Accounting for Uncertainties in Income Taxes" ("FIN 48"), on January 1, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended October 31, 2007 remains subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in "Other expenses" on the Statement of Operations.

     Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. generally accepted accounting principles. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

     The tax character of distributions paid during the six months ended April 30, 2008 and the fiscal year ended October 31, 2007 were as follows (in thousands):

                                                      SIX MONTHS ENDED    YEAR ENDED
                                                         APRIL 30,       OCTOBER 31,
                                                            2008             2007
                                                     -----------------   -----------
                                                        (unaudited)
DISTRIBUTIONS PAID FROM:
   ORDINARY INCOME*
      Institutional Class ........................          $ 37,811      $ 36,981
      PlanAhead Class ............................            32,766        35,272
      Service Class ..............................             1,545         1,750
      AMR Class ..................................            11,904        12,717
   LONG-TERM CAPITAL GAIN
      Institutional Class ........................           128,194        64,664
      PlanAhead Class ............................           122,518        67,270
      Service Class ..............................             6,516         3,608
      AMR Class ..................................            36,604        20,397
                                                            --------      --------
TOTAL DISTRIBUTIONS PAID .........................          $377,858      $242,659
                                                            ========      ========

* For tax purposes, short-term capital gains are considered ordinary income distributions.

AMERICAN BEACON SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2008 (UNAUDITED)

     As of April 30, 2008, the components of distributable earnings on a tax basis were as follows (in thousands):

Cost basis of investments for federal income tax
   purposes ......................................   $3,268,319
Unrealized appreciation ..........................      293,936
Unrealized depreciation ..........................     (299,408)
                                                     ----------
Net unrealized appreciation/(depreciation) .......       (5,472)
Undistributed ordinary income ....................        7,569
Undistributed long-term gain/(loss) ..............     (100,418)
                                                     ----------
Distributable earnings ...........................   $  (98,321)
                                                     ==========

     Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses from wash sales, the realization for tax purposes of unrealized gains/(losses) on certain derivative instruments, and reclassifications of income from real estate investment securities.

     Due to inherent differences in the recognition of income, expenses and realized gains/losses under U.S. generally accepted accounting principles and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

     Accordingly, the following amounts represent current year permanent differences derived from reclassifications of income from real estate investment securities, foreign currency, and dividend reclasses that have been reclassified as of April 30, 2008 (in thousands):

Paid-in-capital ..................................   $    (1)
Undistributed net investment income ..............    (1,540)
Accumulated net realized gain (loss) .............     1,541
Unrealized appreciation (depreciation) of
   investments, futures contracts and foreign
   currency ......................................        --

     At April 30, 2008, the capital loss carry forward position of the Fund for federal income tax purposes was $100,418.

4. INVESTMENT TRANSACTIONS

     The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended April 30, 2008 were (in thousands) $735,510 and $1,057,662, respectively.

     A summary of the Fund's direct transactions in Affiliated Funds for the six months ended April 30, 2008 is set forth below (in thousands):

                OCTOBER 31, 2007                              APRIL 30, 2008
AFFILIATE     SHARES/MARKET VALUE   PURCHASES     SALES    SHARES/MARKET VALUE
---------     -------------------   ---------   --------   -------------------
Select Fund         $87,216          $824,942   $788,842         $123,316

5. SECURITIES LENDING

     The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is marked to market and monitored daily. To the extent that a loan is collateralized by cash, such collateral shall be invested by the securities lending agent (the "Agent") in money market mutual funds, and other short-term investments, provided the investments meet certain quality and diversification requirements.

AMERICAN BEACON SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2008 (UNAUDITED)

     The Fund, the Agent and the Manager retain 65%, 25%, and 10%, respectively of the income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund, the Agent and the Manager 65%, 25%, and 10%, respectively. The Fund also continues to receive income on the securities loaned, and any gain or loss in the market price of securities loaned that may occur during the term of the loan.

     Risks to the Fund in securities lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

     At April 30, 2008, the value of outstanding securities on loan and the value of collateral was as follows (in thousands):

 MARKET VALUE OF
SECURITIES ON LOAN   NON-CASH COLLATERAL   CASH COLLATERAL
------------------   -------------------   ---------------
     $625,164               $746              $645,085

     Cash collateral is invested in a joint investment account, which is comprised of an investment in the Affiliated Funds. The allocated amounts have been included as investments in the Schedule of Investments and Statement of Assets and Liabilities. Income earned on these investments is reported as Income derived from securities lending in the Statement of Operations.

     Non-cash collateral received by the Fund may not be sold or repledged; therefore, non-cash collateral is not included on the Fund's Schedule of Investments or Statement of Assets and Liabilities.

6. CAPITAL SHARE TRANSACTIONS

     The tables below summarize the activity in capital shares for each Class of the Fund (dollars and shares in thousands):

Six Months Ended April 30, 2008

                                       INSTITUTIONAL CLASS     PLANAHEAD CLASS       SERVICE CLASS         AMR CLASS
                                       -------------------   -------------------   -----------------   -----------------
                                        SHARES     AMOUNT     SHARES     AMOUNT    SHARES    AMOUNT    SHARES    AMOUNT
                                       -------   ---------   -------   ---------   ------   --------   ------   --------
Shares sold ........................     6,919   $ 121,474     5,037   $  86,192     474    $  8,187      809   $ 14,068
Reinvestment of dividends ..........     8,983     161,791     8,677     152,805     460       8,061    2,709     48,508
Shares redeemed ....................   (11,941)   (213,039)  (14,007)   (240,282)   (844)    (14,524)  (4,006)   (70,583)
                                       -------   ---------   -------   ---------   ------   --------   ------   ---------
Net increase (decrease) in shares
    outstanding ....................     3,961   $  70,226      (293)  $  (1,285)     90    $  1,724     (488)  $ (8,007)
                                       =======   =========   =======   =========   ======   ========   ======   ========

Year Ended October 31, 2007

                                       INSTITUTIONAL CLASS     PLANAHEAD CLASS       SERVICE CLASS          AMR CLASS
                                       -------------------   -------------------   -----------------   ------------------
                                        SHARES     AMOUNT     SHARES     AMOUNT    SHARES    AMOUNT    SHARES     AMOUNT
                                       -------   ---------   -------   ---------   ------   --------   ------   ---------
Shares sold ........................    16,091   $ 361,583    12,210   $ 271,462    1,200   $ 26,348    6,699   $ 149,000
Reinvestment of dividends ..........     4,613      98,950     4,782     100,509      256      5,358    1,551      33,113
Shares redeemed ....................   (15,274)   (343,946)  (16,524)   (363,461)  (1,453)   (31,825)  (7,953)   (181,660)
                                       -------   ---------   -------   ---------   ------   --------   ------   ---------
Net increase (decrease) in
    shares outstanding .............     5,430   $ 116,587       468   $   8,510        3   $   (119)     297   $     453
                                       =======   =========   =======   =========   ======   ========   ======   =========

                      (This page intentionally left blank)

AMERICAN BEACON SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                      Institutional Class
                                          --------------------------------------------------------------------------
                                          Six Months
                                             Ended                           Year Ended October 31,
                                           April 30,       ---------------------------------------------------------
                                             2008             2007         2006        2005(B)     2004(C)   2003(A)
                                          ----------       ----------   ----------   ----------   --------   -------
                                          (unaudited)
Net asset value, beginning of period ..   $    22.10       $    22.53   $    20.43   $    18.85   $  16.21   $ 11.28
                                          ----------       ----------   ----------   ----------   --------   -------
Income from investment operations:
   Net investment income (loss) .......         0.13             0.22         0.19         0.11       0.07     (0.01)
   Net gains (losses) on securities
      (both realized and unrealized) ..        (1.95)            1.10         2.94         2.31       3.09      5.24
                                          ----------       ----------   ----------   ----------   --------   -------
Total income (loss) from investment
   operations .........................        (1.82)            1.32         3.13         2.42       3.16      5.23
                                          ----------       ----------   ----------   ----------   --------   -------
Less distributions:
   Dividends from net investment
      income ..........................        (0.22)           (0.19)       (0.14)       (0.07)     (0.08)    (0.02)
   Distributions from net realized
      gains on securities .............        (2.47)           (1.56)       (0.89)       (0.77)     (0.44)    (0.28)
                                          ----------       ----------   ----------   ----------   --------   -------
Total distributions ...................        (2.69)           (1.75)       (1.03)       (0.84)     (0.52)    (0.30)
                                          ----------       ----------   ----------   ----------   --------   -------
Net asset value, end of period ........   $    17.59       $    22.10   $    22.53   $    20.43   $  18.85   $ 16.21
                                          ==========       ==========   ==========   ==========   ========   =======
Total return ..........................        (8.53)%(D)        6.10%       15.80%       12.90%     19.86%    47.45%
                                          ==========       ==========   ==========   ==========   ========   =======
Ratios and supplemental data:
   Net assets, end of period
      (in thousands) ..................   $1,194,668       $1,413,734   $1,319,024   $1,076,909   $429,540   $89,579
   Ratios to average net assets
      (annualized):
      Expenses, net of waivers ........         0.81%            0.80%        0.82%        0.87%      0.89%     0.89%
      Expenses before waivers .........         0.81%            0.80%        0.82%        0.87%      0.89%     0.89%
      Net investment income (loss),
        net of waivers ................         1.43%            0.94%        0.83%        0.66%      0.57%     0.60%
      Net investment income (loss),
        before waivers ................         1.43%            0.94%        0.83%        0.66%      0.57%     0.60%
   Portfolio turnover rate ............           28%(D)           52%          48%          47%        35%       75%

                                                                        PlanAhead Class
                                          --------------------------------------------------------------------------
                                          Six Months
                                             Ended                           Year Ended October 31,
                                           April 30,       ---------------------------------------------------------
                                             2008             2007         2006        2005(B)     2004(C)   2003(A)
                                          ----------       ----------   ----------   ----------   --------   -------
                                          (unaudited)
Net asset value, beginning of period ..   $    21.62       $    22.08   $    20.04   $    18.54   $  15.95   $ 11.22
                                          ----------       ----------   ----------   ----------   --------   -------
Income from investment operations:
   Net investment income (loss) .......         0.11             0.16         0.13         0.09       0.08      0.05
   Net gains (losses) on securities
      (both realized and unrealized) ..        (1.92)            1.07         2.89         2.24       2.98      5.08
                                          ----------       ----------   ----------   ----------   --------   -------
Total income (loss) from investment
   operations .........................        (1.81)            1.23         3.02         2.33       3.06      5.13
                                          ----------       ----------   ----------   ----------   --------   -------
Less distributions:
   Dividends from net investment
      income ..........................        (0.16)           (0.13)       (0.09)       (0.06)     (0.03)    (0.12)
   Distributions from net realized
      gains on securities .............        (2.47)           (1.56)       (0.89)       (0.77)     (0.44)    (0.28)
                                          ----------       ----------   ----------   ----------   --------   -------
Total distributions ...................        (2.63)           (1.69)       (0.98)       (0.83)     (0.47)    (0.40)
                                          ----------       ----------   ----------   ----------   --------   -------
Net asset value, end of period ........   $    17.18       $    21.62   $    22.08   $    20.04   $  18.54   $ 15.95
                                          ==========       ==========   ==========   ==========   ========   =======
Total return ..........................        (8.67)%(D)        5.83%       15.56%       12.63%     19.56%    47.12%
                                          ==========       ==========   ==========   ==========   ========   =======
Ratios and supplemental data:
   Net assets, end of period
      (in thousands) ..................   $1,040,860       $1,316,188   $1,333,814   $1,320,853   $466,364   $66,906
   Ratios to average net assets
      (annualized):
      Expenses, net of waivers ........         1.06%            1.05%        1.06%        1.10%      1.15%     1.16%
      Expenses before waivers .........         1.06%            1.05%        1.06%        1.10%      1.15%     1.16%
      Net investment income (loss),
        net of waivers ................         1.20%            0.70%        0.59%        0.42%      0.33%     0.39%
      Net investment income (loss),
        before waivers ................         1.20%            0.70%        0.59%        0.42%      0.33%     0.39%
   Portfolio turnover rate ............           28%(D)           52%          48%          47%        35%       75%

(A) Barrow, Hanley, Mewhinney & Strauss, Inc. was added as an investment advisor to the Small Cap Value Fund on September 18, 2003.

(B) Opus Capital Group, LLC was added as an investment advisor on February 1, 2005 and Metropolitan West Capital Management, LLC and Dreman Value Management, LLC were added as investment advisors on August 31, 2005.

(C) The Boston Company Asset Management, LLC was added as an investment advisor to the Small Cap Value Fund on September 27, 2004.

(D)  Not annualized.

(E)  Annualized.

(F) Portfolio turnover rate is for the period from November 1, 2002 through October 31, 2003.

                                                                      Service Class
                                          ------------------------------------------------------------------
                                          Six Months
                                             Ended               Year Ended October 31,           May 01 to
                                           April 30,     -------------------------------------     October
                                             2008          2007      2006    2005(B)   2004(C)   31, 2003(A)
                                          ----------     -------   -------   -------   -------   -----------
                                          (unaudited)
Net asset value, beginning of period ..    $ 21.46       $ 21.94   $ 19.94   $ 18.49   $ 15.92   $   11.88
                                           -------       -------   -------   -------   -------   ---------
Income from investment operations:
   Net investment income (loss) .......       0.08          0.10      0.07      0.04      0.01          --
   Net gains (losses) on securities
      (both realized and unrealized) ..      (1.91)         1.07      2.88      2.23      3.00        4.04
                                           -------       -------   -------   -------   -------   ---------
Total income (loss) from investment
   operation ..........................      (1.83)         1.17      2.95      2.27      3.01        4.04
                                           -------       -------   -------   -------   -------   ---------
Less distributions:
   Dividends from net investment
      income ..........................      (0.09)        (0.09)    (0.06)    (0.05)       --          --
   Distributions from net realized
      gains on securities .............      (2.47)        (1.56)    (0.89)    (0.77)    (0.44)         --
                                           -------       -------   -------   -------   -------   ---------
Total distributions ...................      (2.56)        (1.65)    (0.95)    (0.82)    (0.44)         --
                                           -------       -------   -------   -------   -------   ---------
Net asset value, end of period ........    $ 17.07       $ 21.46   $ 21.94   $ 19.94   $ 18.49   $   15.92
                                           =======       =======   =======   =======   =======   =========
Total return ..........................      (8.79)%(D)     5.54%    15.23%    12.32%    19.24%      34.01%(D)
                                           =======       =======   =======   =======   =======   =========
Ratios and supplemental data:
   Net assets, end of period
      (in thousands) ..................    $56,518       $69,112   $70,602   $44,709   $11,828   $       1
   Ratios to average net assets
      (annualized):
      Expenses, net of waivers ........       1.32%         1.32%     1.34%     1.40%     1.38%       1.49%(E)
      Expenses before waivers .........       1.32%         1.32%     1.34%     1.40%     1.69%    1089.04%
      Net investment income (loss),
        net of waivers ................       0.93%         0.43%     0.31%     0.12%     0.17%      (0.05)%
      Net investment income (loss),
        before waivers ................       0.93%         0.43%     0.31%     0.12%    (0.14)%  (1087.60)%
   Portfolio turnover rate ............         28%(D)        52%       48%       47%       35%         75%(F)

                                                                      AMR Class
                                          -----------------------------------------------------------------
                                          Six Months
                                             Ended                      Year Ended October 31,
                                           April 30,     ----------------------------------------------------
                                              2008         2007       2006      2005(B)    2004(C)    2003(A)
                                          ----------     --------   --------   --------   --------   --------
                                          (unaudited)
Net asset value, beginning of period ..   $  22.05       $  22.48   $  20.38   $  18.78   $  16.13   $  11.30
                                          --------       --------   --------   --------   --------   --------
Income from investment operations:
   Net investment income (loss) .......       0.17           0.30       0.27       0.21       0.14       0.10
   Net gains (losses) on securities
      (both realized and unrealized) ..      (1.97)          1.08       2.91       2.26       3.04       5.15
                                          --------       --------   --------   --------   --------   --------
Total income (loss) from investment
   operation ..........................      (1.80)          1.38       3.18       2.47       3.18       5.25
                                          --------       --------   --------   --------   --------   --------
Less distributions:
   Dividends from net investment
      income ..........................      (0.28)         (0.25)     (0.19)     (0.10)     (0.09)     (0.14)
   Distributions from net realized
      gains on securities .............      (2.47)         (1.56)     (0.89)     (0.77)     (0.44)     (0.28)
                                          --------       --------   --------   --------   --------   --------
Total distributions ...................      (2.75)         (1.81)     (1.08)     (0.87)     (0.53)     (0.42)
                                          --------       --------   --------   --------   --------   --------
Net asset value, end of period ........   $  17.50       $  22.05   $  22.48   $  20.38   $  18.78   $  16.13
                                          ========       ========   ========   ========   ========   ========
Total return ..........................      (8.45)%(D)      6.40%     16.12%     13.23%     20.12%     47.93%
                                          ========       ========   ========   ========   ========   ========
Ratios and supplemental data:
   Net assets, end of period
      (in thousands) ..................   $318,003       $411,406   $412,857   $424,965   $438,353   $327,542
   Ratios to average net assets
      (annualized):
      Expenses, net of waivers ........       0.55%          0.54%      0.55%      0.58%      0.60%      0.61%
      Expenses before waivers .........       0.55%          0.54%      0.55%      0.58%      0.60%      0.61%
      Net investment income (loss),
        net of waivers ................       1.70%          1.21%      1.10%      0.94%      0.84%      0.95%
      Net investment income (loss),
        before waivers ................       1.70%          1.21%      1.10%      0.94%      0.84%      0.95%
   Portfolio turnover rate ............         28%(D)         52%        48%        47%        35%        75%

                        (AMERICAN BEACON FUNDS(SM) LOGO)

DELIVERY OF DOCUMENTS

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.

If you invest in the Fund through a financial institution, you may be able to receive the Fund's regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution's name or contact your financial institution directly.

TO OBTAIN MORE INFORMATION ABOUT THE FUND:

              (GRAPHIC)                                  (GRAPHIC)
             BY E-MAIL:                              ON THE INTERNET:
 american_beacon.funds@ambeacon.com                Visit our website at
                                                www.americanbeaconfunds.com

              (GRAPHIC)                                  (GRAPHIC)
            BY TELEPHONE:                                BY MAIL:
         Institutional Class                       American Beacon Funds
         Call (800) 658-5811                          P.O. Box 219643
             AMR Class(SM)                      Kansas City, MO 64121-9643
         Call (800) 345-2345
PlanAhead Class(R) and Service Class
         Call (800) 388-3344

AVAILABILITY OF QUARTERLY PORTFOLIO        AVAILABILITY OF PROXY VOTING POLICY
SCHEDULES                                  AND RECORDS

In addition to the Schedule of             A description of the policies and
Investments provided in each semi-annual   procedures the Fund uses to determine
and annual report, the Fund files a        how to vote proxies relating to
complete schedule of its portfolio         portfolio securities is available in
holdings with the Securities and           the Fund's Statement of Additional
Exchange Commission ("SEC") on Form N-Q    Information, is available free of
as of the first and third fiscal           charge on the Fund's website
quarters. The Fund's Forms N-Q are         (www.americanbeaconfunds.com) and by
available on the SEC's website at          calling 1-800-967-9009 or by
www.sec.gov. The Forms N-Q may also be     accessing the SEC's website at
reviewed and copied at the SEC's Public    www.sec.gov. The Fund's proxy voting
Reference Room, 450 Fifth Street, NW,      record for the most recent year ended
Washington, DC 20549. Information          June 30 is filed annually with the
regarding the operation of the SEC's       SEC on Form N-PX. The Fund's Forms
Public Reference Room may be obtained by   N-PX are available on the SEC's
calling 1-800-SEC-0330. A complete         website at www.sec.gov. The Fund's
schedule of the Fund's portfolio           proxy voting record may also be
holdings is also available on the Funds'   obtained by calling 1-800-967-9009.
website (www.americanbeaconfunds.com)
approximately thirty days after the end
of each month.

FUND SERVICE PROVIDERS:

CUSTODIAN               TRANSFER AGENT          INDEPENDENT REGISTERED   DISTRIBUTOR
STATE STREET BANK AND   BOSTON FINANCIAL DATA   PUBLIC ACCOUNTING FIRM   FORESIDE FUND SERVICES
TRUST                   SERVICES                ERNST & YOUNG LLP        Portland, Maine
Boston, Massachusetts   Kansas City, Missouri   Dallas, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

American Airlines, Inc. is not responsible for investments made in the American Beacon Funds. American Beacon Funds is a service mark of AMR Corporation. American Beacon Small Cap Value Fund is a service mark of American Beacon Advisors, Inc.

                         GUIDANCE | VISION | EXPERIENCE

                        (AMERICAN BEACON FUNDS(SM) LOGO)

                               Semi-Annual Report

                                   (GRAPHIC)

APRIL 30, 2008

EQUITY FUNDS
BALANCED FUND
LARGE CAP GROWTH FUND
MID-CAP VALUE FUND
SMALL CAP VALUE OPPORTUNITY FUND
EMERGING MARKETS FUND

BOND FUNDS
HIGH YIELD BOND FUND
ENHANCED INCOME FUND
INTERMEDIATE BOND FUND
SHORT-TERM BOND FUND

About American Beacon

     Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

     Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Contents

President's Message ...............................................            1
Market and Performance Overviews ..................................         2-22
American Beacon Schedules of Investments
   Balanced Fund ..................................................           25
   Large Cap Growth Fund ..........................................           34
   Mid-Cap Value Fund .............................................           39
   Small Cap Value Opportunity Fund ...............................           42
   Emerging Markets Fund ..........................................           46
   High Yield Bond Fund ...........................................           52
   Enhanced Income Fund ...........................................           59
   Intermediate Bond Fund .........................................           66
   Short-Term Bond Fund ...........................................           75
Additional Information ............................................   Back Cover

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor's strategies and each Fund's portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

(PHOTO OF WILLIAM F. QUINN)

FELLOW SHAREHOLDERS,

     I am pleased to present to you the American Beacon Funds Semi-Annual Report for the six months ended April 30, 2008.

     Our domestic equity funds, the Mid-Cap Value and Small Cap Value Opportunity Funds, both Institutional Class, reported returns of -10.79% and -13.99%, respectively, for the six-month period ended April 30, 2008, with respective expense ratios of 1.10% and 1.28% for their most recent fiscal year ended October 31, 2007. Our foreign equity market fund, the Emerging Markets Fund-Institutional Class, reported a total return of -11.47% for the same period with an expense ratio of 1.41% for its most recent fiscal year ended October 31, 2007.

     During this fiscal period, the Federal Reserve Bank lowered interest rates to 2.00%. Against that backdrop, the Lehman Brothers Aggregate Index ("Lehman") posted a positive return of 4.08%. The American Beacon Enhanced Income Fund - PlanAhead Class, and the Intermediate Bond and Short-Term Bond Funds - Institutional Class, all reported positive returns for the period with the Intermediate Bond Fund beating Lehman by 50 basis points (0.50%).

     The sub-prime mortgage crisis, rising oil and food prices all contributed to a slowing economy that affected the U.S. and international equity markets negatively in the past six months. This was evident when the S&P 500 and Dow Jones Industrial Average indices reported returns of -9.64% and -6.79%, respectively, and the MSCI EAFE Index reported returns of -9.21%, all for this period. During the period, the uncertainties surrounding banks, investment banks and the entire financial system have resulted in an extraordinary amount of volatility. We believe the Funds' fundamental value investment philosophies and lower than average expense ratios will continue to serve the Funds well over the longer term.

     Please review the enclosed market overview, portfolio listings and detailed financial data. As always, we welcome the opportunity to serve your financial needs. To obtain further details about the American Beacon Funds family or to access your account information, please visit our website, www.americanbeaconfunds.com. Thank you for your continued confidence in the American Beacon Funds.

                                        Sincerely,


                                        /s/ William F. Quinn
                                        William F. Quinn
                                        President
                                        American Beacon Funds

Investing in foreign equities entails additional risk not associated with domestic equities, such as currency fluctuations, economic and political instability and differences in accounting standards. The risks of investing in foreign equities are heightened when investing in emerging markets. Investing in debt securities entails interest rate risk which is the risk that debt securities will decrease in value with increases in market interest rates. Investing in the securities of small and mid-capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies.

American Beacon Funds                                             April 30, 2008

DOMESTIC EQUITY MARKET OVERVIEW
APRIL 30, 2008 (UNAUDITED)

     Market volatility remained prevalent in the November-through-April time frame as concerns escalated regarding inflation, housing, credit and the long-term viability of some well-established financial institutions. Stock prices declined markedly as investors did not discriminate by market capitalization, investment style or geographic region. In sharp contrast to the equity markets, commodities continued to soar as the dollar weakened further. Responding to the liquidity crisis, the Federal Reserve ("Fed") provided monetary stimulus not only through five cuts in interest rates over the course of the six months (leaving the Federal Funds target rate at 2.00% on April 30, 2008, down from 4.50% on October 31, 2007), but also through significant expansion of lending facilities to accept a wide variety of collateral from both banks and brokerage firms. In their closely watched statement at the conclusion of their meeting on April 30, 2008, the Fed issued a negative outlook on the economy, suggesting that growth remained weak and could be further pressured by "subdued" business investment. In addition, the Fed reiterated that financial markets remained under "considerable" stress.

     However, the month of April 2008 may have marked a turning point for equity investors as stocks managed a strong rally as investors sought attractive valuations in an economic environment that turned out not to be as bad as initially feared. Several industry bellwethers reported solid profit news, offering further encouragement to those non-financial sectors that have yet to be affected by the credit crisis. Stocks were up across the board in April, with all the major domestic market indices showing gains. Yields for U.S. Treasuries increased (and prices for those securities dropped) as investors anticipated an end to the Fed's easing campaign as well as in an attempt to seek better value in the equity market.

     Growth stocks in the Russell indices held up slightly better than their value counterparts during the six-month period, although both styles declined. Stock prices declined across all capitalization ranges; however, midcap companies held up better than large caps, while smaller companies declined sharply.

     Weak equity performance was widespread over the semi-annual period. With the exception of Energy, every sector in the broad market S&P 500 Index declined. Despite interest rate cuts and relaxed Fed requirements, Financials was the worst-performing sector, with a total return of -20.0%. Stocks in the Information Technology, Telecommunication Services, Health Care and Consumer Discretionary sectors also suffered double-digit declines. Other than Energy, with a total return of 6.3%, there were no bright spots. Even Consumer Staples, often viewed as a defensive category, pulled back slightly as investors worried that consumer spending would not pick up anytime soon.

     Since the financial crisis began last August, monetary policy makers had been very aggressive, cutting interest rates seven different times. In addition, the Fed had been innovative in contending with the current financial crisis by developing (or resurrecting) policy initiatives and lending facilities in an attempt to target liquidity without further pressuring the dollar or adding to inflationary concerns. Yet despite these efforts, inflationary pressures continued to build and the dollar continued to weaken. As a result, by the end of April 2008, market interest rates had once again begun to move against the Fed, this time upward, as global investors anticipated a pause in, if not a completion of, the most recent Fed easing campaign.

PERFORMANCE OVERVIEW
AMERICAN BEACON BALANCED FUND(SM)
APRIL 30, 2008 (UNAUDITED)

     The Balanced Fund's Institutional Class returned -6.01% for the six months ended April 30, 2008, lagging the 60% Russell 1000(R) Value Index/40% Lehman Brothers Aggregate Index benchmark return of -4.36%, but exceeding the Lipper Mixed-Asset Target Allocation Growth Funds Index return of -6.15% for the same period.

                                                   ANNUALIZED TOTAL RETURNS
                                                    PERIODS ENDED 4/30/08
                                           ---------------------------------------
                                           6 MONTHS*   1 YEAR   5 YEARS   10 YEARS
                                           ---------   ------   -------   --------
Institutional Class(1,5) ...............     -6.01%    -4.65%    10.60%     5.90%
PlanAhead Class(1,5) ...................     -6.14%    -4.88%    10.24%     5.62%
Service Class(1,2,5) ...................     -6.30%    -5.16%    10.02%     5.52%
AMR Class(1,5) .........................     -5.92%    -4.37%    10.84%     6.18%
Balanced Composite Index (3) ...........     -4.36%    -2.72%     9.51%     6.26%
Russell 1000 Value Index(4) ............     -9.83%    -8.97%    12.85%     5.97%
Lehman Bros. Aggregate Index(4) ........      4.08%     6.87%     4.37%     5.96%
Lipper Mixed-Asset Target
   Allocations Growth Funds Index(4) ...     -6.15%    -1.47%     9.99%     5.48%

*    Not annualized

1. Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2. Fund performance for the five-year and ten-year periods represents the total returns achieved by the PlanAhead Class from 4/30/98 up to 5/31/05, the inception date of the Service Class, and the returns of the Service Class since its inception. Expenses of the Service Class are higher than those of the PlanAhead Class. Therefore, total returns shown may be higher than they would have been had the Service Class been in existence since 4/30/98. A portion of the fees charged to the Service Class of the Fund was waived in 2005. Performance prior to waiving fees was lower than actual returns shown for 2005.

3. To reflect the Fund's allocation of its assets between investment grade fixed-income securities and equity securities, the returns of the Russell 1000 Value Index and the Lehman Brothers Aggregate Index have been combined in a 60%/40% proportion.

4. The Russell 1000 Value Index is an unmanaged index of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Russell 1000 Value Index is a registered trademark of Frank Russell Company. The Lehman Brothers Aggregate Index is a market value weighted index of government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities. The Lipper Mixed-Asset Target Allocation Growth Funds Index tracks the results of the 30 largest mutual funds in the Lipper Mixed-Asset Target Allocation Growth Funds category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

5. The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, PlanAhead, Service and AMR Class shares was 0.58%, 0.84%, 1.08% and 0.32%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

     During the six-month period, the Fund's assets on average were invested 65% in equities (including equitized cash) and 35% in fixed-income securities, ending the period with the same investment allocation.

     The equity portion of the Fund (excluding equitized cash) returned -12.6%, underperforming the Russell 1000 Value Index ("Russell Value Index") return of -9.8%. The Fund's poor performance versus the Russell Value Index was due to poor stock selection and sector allocation. The Fund's holdings in the Financials, Consumer Discretionary, and Health Care sectors detracted the most value relative to the Russell Value Index. In the Financials sector, Bear Stearns (down 90.7% for the period the Fund held the security), Washington Mutual (down 55.5%), and Citigroup (down 38.2%) hurt performance most. RH Donnelley (down 91.3%), Idearc (down 87.0%), and Wyndham Worldwide (down 34.4%), were the largest detractors in the Consumer Discretionary sector as were Bristol Myers Squibb (down 24.8%) and Wellpoint (down 37.2%) in the Health Care sector. Good stock selection in the Information Technology and Industrials sectors added value to performance but did not generate enough excess performance to offset the poor performance mentioned above. IBM (up 4.7%) and Tyco Electronics (up 5.7%) were the largest contributors in the Information Technology sector, while Burlington Northern Santa Fe (up 18.5%) and Tyco International (up 14.5%) added the most value in the Industrials sector.

     Equity sector allocation had a negative impact on the Fund's relative returns during the six-month period, as the Fund was underweight in the Energy sector, the best-performing sector in the Russell Value Index, and overweight in the Information Technology sector, the worst-performing sector in the Russell Value Index. This negative performance was somewhat offset by positive performance generated by an underweighting in the Financials sector.

PERFORMANCE OVERVIEW
AMERICAN BEACON BALANCED FUND(SM)
APRIL 30, 2008 (UNAUDITED)

     The fixed-income portion of the Fund returned 4.9% for the six-month period, outperforming the Lehman Brothers Aggregate Index return of 4.1%. The Fund's fixed-income excess performance was due mostly to good security selection in the Corporate, Collateralized Mortgage Obligation, and Agency sectors.

     The sub-advisors continue to focus on the disciplined selection of attractive securities that should allow the Fund to benefit long-term.

TOP TEN EQUITY HOLDINGS

                                              % OF
                                            EQUITIES
                                            --------
ConocoPhillips...........................     1.9%
Bank of America Corp.....................     1.8%
AT&T, Inc................................     1.5%
International Business Machines Corp.....     1.5%
Washington Mutual, Inc...................     1.4%
Citigroup, Inc...........................     1.3%
Honeywell International, Inc.............     1.3%
Occidental Petroleum Corp................     1.2%
Devon Energy Corp........................     1.2%
Pfizer, Inc..............................     1.2%

EQUITY SECTOR ALLOCATION

                                              % OF
                                            EQUITIES
                                            --------
Financials...............................     24.9%
Industrials..............................     13.3%
Energy...................................     11.3%
Information Technology...................     11.1%
Health Care..............................     10.1%
Consumer Discretionary...................      9.5%
Consumer Staples.........................      7.1%
Utilities................................      5.4%
Telecommunication Services...............      4.5%
Materials................................      2.8%

FIXED-INCOME SECTOR ALLOCATION

                                                % OF
                                            FIXED INCOME
                                            ------------
Corporate Bonds..........................       33.3%
Mortgage-Backed..........................       26.4%
Agency...................................       24.0%
U.S. Treasury............................       14.8%
Asset-Backed.............................        1.5%

Investing in debt securities entails interest rate risk which is the risk that debt securities will decrease in value with increases in market interest rates.

PERFORMANCE OVERVIEW
AMERICAN BEACON LARGE CAP GROWTH FUND(SM)
APRIL 30, 2008 (UNAUDITED)

     The Institutional Class of the Large Cap Growth Fund returned -10.71% for the six months ended April 30, 2008, compared to the Russell 1000(R) Growth Index ("Index") return of -9.28% and the Lipper Large-Cap Growth Funds Index return of -9.52%.

                                              ANNUALIZED TOTAL RETURNS
                                               PERIODS ENDED 4/30/08
                                            ----------------------------   SINCE INCEP.
                                            6 MONTHS*   1 YEAR   5 YEARS     (7/31/00)
                                            ---------   ------   -------   ------------
Institutional Class(1,3).................    -10.71%    -5.80%    8.40%       -4.46%
AMR Class(1,3)...........................    -10.50%    -5.48%    8.65%       -4.27%
Russell 1000 Growth  Index(2)............     -9.28%    -0.24%    9.52%       -3.71%
Lipper Large-Cap Growth Funds Index(2)...     -9.52%     3.08%    9.53%       -3.72%

*    Not annualized

1. Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to the Institutional Class of the Fund has been waived since 2004. Performance prior to waiving the fees was lower than the actual returns shown for periods since 2004.

2. The Russell 1000 Growth Index is an unmanaged index of those stocks in the Russell 1000(R) Index with higher price-to-book ratios and higher forecasted growth values. Russell 1000 Growth Index and Russell 1000 Index are registered trademarks of Frank Russell Company. The Lipper Large-Cap Growth Funds Index tracks the results of the 30 largest mutual funds in the Lipper Large-Cap Growth Funds category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

3. The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional and AMR Class shares was 1.06% and 0.61%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

     The Fund underperformed the Index primarily through stock selection, as sector allocation added modest value to the Fund's performance. From a stock selection standpoint, the Fund was hurt most by poor stock selection in the Information Technology, Consumer Discretionary, and Telecommunication Services sectors. Positions in Dell, Inc. (down 39.1%) and NVIDIA Corp. (down 41.9%) detracted most from the Information Technology sector's relative performance. In the Consumer Discretionary sector, the largest detractors were Apollo Group, Inc. (down 35.8%) and ITT Educational Services (down 39.7%), while Sprint Nextel Corp. (down 53.2%) hurt the Fund's Telecommunication Services sector returns. This was offset somewhat by good stock selection in the Health Care sector where Gilead Sciences, Inc. (up 12.1%) was the largest contributor.

     The Fund's overweighting in the best-performing sector and underweighting in the worst-performing sector in the Index, the Energy and Financial sectors respectively, provided positive relative performance.

     Looking forward, the Fund's sub-advisors will continue to maintain a disciplined, long-term approach to equity investing in larger stocks with above-average growth potential.

TOP TEN HOLDINGS

                                                                     % OF
                                                                  NET ASSETS
                                                                  ----------
Microsoft Corp.................................................      3.1%
Halliburton Co.................................................      1.9%
McDonald's Corp................................................      1.8%
Hewlett-Packard Co.............................................      1.4%
The Kroger Co..................................................      1.3%
Best Buy Company, Inc..........................................      1.3%
The Boeing Company.............................................      1.3%
Accenture Ltd..................................................      1.3%
Texas Instruments, Inc.........................................      1.3%
Express Scripts, Inc...........................................      1.3%

SECTOR ALLOCATION

                                                                    % OF
                                                                  EQUITIES
                                                                  --------
Information Technology.........................................    22.6%
Industrials....................................................    17.0%
Health Care....................................................    15.3%
Consumer Discretionary.........................................    12.0%
Energy.........................................................    11.4%
Consumer Staples...............................................     8.9%
Financials.....................................................     5.4%
Materials......................................................     5.2%
Telecommunication Services.....................................     1.2%
Utilities......................................................     1.0%

PERFORMANCE OVERVIEW
AMERICAN BEACON MID-CAP VALUE FUND(SM)
APRIL 30, 2008 (UNAUDITED)

     The Institutional Class of the Mid-Cap Value Fund returned -10.79% for the six months ended April 30, 2008. The Fund trailed the Russell Midcap(R) Value Index ("Index") return of -9.20% and the Lipper Mid-Cap Value Funds Index return of -9.23%.

                                           ANNUALIZED TOTAL RETURNS
                                             PERIODS ENDED 4/30/08        SINCE
                                         ----------------------------     INCEP.
                                         6 MONTHS*   1 YEAR   3 YEARS   (6/30/04)
                                         ---------   ------   -------   ---------
Institutional Class(1,3,6)............    -10.79%    -15.25%   6.16%      7.30%
PlanAhead Class (1,2,6)...............    -10.96%    -15.44%   5.96%      7.14%
Service Class (1,4,6).................    -11.06%    -15.60%   5.89%      7.09%
AMR Class (1,6).......................    -10.76%    -14.98%   6.34%      7.44%
Russell Midcap(R) Value Index(5)......     -9.20%    -11.65%   9.66%     11.03%
Lipper Mid-Cap Value Funds Index(5)...     -9.23%     -8.27%   9.49%      8.94%

*    Not annualized

1. Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to the AMR Class of the Fund was waived through 2006. Performance prior to waiving fees was lower than the actual returns shown.

2. Fund performance for the three-year and since inception periods represents the total returns achieved by the AMR Class from 6/30/04 up to 3/1/06, the inception date of the PlanAhead Class, and the returns of the PlanAhead Class since its inception. Expenses of the PlanAhead Class are higher than those of the AMR Class. As a result, total returns shown may be higher than they would have been had the PlanAhead Class been in existence since 6/30/04. A portion of the fees charged to the PlanAhead Class of the Fund has been waived since 2006. Performance prior to waiving fees was lower than actual returns shown since 2006.

3. Fund performance represents the total returns achieved by the AMR Class from 6/30/04 up to 11/30/05, the inception date of the Institutional Class, and the returns of the Institutional Class since its inception. Expenses of the Institutional Class are higher than those of the AMR Class. As a result, total returns shown may be higher than they would have been had the Institutional Class been in existence since 6/30/04. A portion of the fees charged to the Institutional Class of the Fund has been waived since 2007. Performance prior to waiving fees was lower than actual returns shown since 2007.

4. Performance shown prior to the 6/29/07 inception of the Service Class is that of the AMR Class from 6/30/04 to 11/30/05, the Institutional Class from 11/30/05 to 2/28/06 and the PlanAhead Class from 2/28/06 to 6/29/07. The returns have not been adjusted for any difference between the fees and expenses of the Service Class and the historical fees and expenses of the AMR, Institutional and PlanAhead Classes. Because the AMR, Institutional and PlanAhead Class had lower expenses, their performance was better than the Service Class would have realized during the same period. A portion of the fees charged to the Service Class of the Fund has been waived since 2007. Performance prior to waiving fees was lower than the actual returns shown since 2007.

5. The Russell Midcap Value Index is an unmanaged index of those stocks in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000(R) Index. Russell Midcap Value Index and Russell 1000 Index are registered trademarks of Frank Russell Company. The Lipper Mid-Cap Value Funds Index tracks the results of the 30 largest mutual funds in the Lipper Mid-Cap Value Funds category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

6. The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, PlanAhead, Service, and AMR Class shares was 1.10%, 1.27%, 1.81%, and 0.76%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

     The Fund underperformed the Index primarily through sector allocation and to a lesser extent, through stock selection. A significant overweighting in the Consumer Discretionary sector and an underweight in Energy, the best performing sector in the Index, detracted from the Fund's performance relative to the Index. An absence from Materials, the second best performing sector in the Index, also hurt the Fund's performance. Partially offsetting the aforementioned poor performance was a more than three times overweighting in the Health Care sector and an absence from Telecommunication Services, the second worst performing sector in the Index, which added value relative to the Index.

     The Fund's investments in the Health Care and Financials sectors hurt performance most. In the Health Care sector, the largest detractors were Omnicare (down 30.9%) and Coventry Health Care (down 25.8%). XL Capital (down 50.6%), CIT Group (down 68.5%), and South Financial Group (down 69.9%) were responsible for most of the underperformance in the Financials sector. The Fund's holdings in the Consumer Discretionary and Information Technology sectors added value relative to the Index, but not enough to offset the shortfall of the aforementioned sectors. Rent-A-Center (up 34.6%) and TJX (up 12.1%) were the largest contributors in the Consumer Discretionary sector, as was Affiliated Computer Services (up 4.6%) in the Information Technology sector.

PERFORMANCE OVERVIEW
AMERICAN BEACON MID-CAP VALUE FUND(SM)
APRIL 30, 2008 (UNAUDITED)

     The sub-advisors' philosophy of investing in undervalued companies that exhibit improving profitability and earnings growth potential should allow the Fund to benefit longer term.

TOP TEN HOLDINGS

                                                                    % OF
                                                                 NET ASSETS
                                                                 ----------
L-3 Communications Holdings, Inc..............................      3.1%
Alcatle-Lucent................................................      2.6%
Murphy Oil Corp...............................................      2.3%
Rent-A-Center, Inc............................................      2.2%
Ryder System, Inc.............................................      2.0%
Lear Corp.....................................................      1.8%
Protective Life Corp..........................................      1.8%
MDU Resources Group, Inc......................................      1.8%
El Paso Corp..................................................      1.7%
Federal Home Loan Mortgage Corp...............................      1.7%

SECTOR ALLOCATION

                                                                   % OF
                                                                 EQUITIES
                                                                 --------
Financials....................................................    30.2 %
Industrials...................................................    14.3 %
Consumer Discretionary........................................    11.6 %
Information Technology........................................    11.5 %
Materials.....................................................     7.9 %
Energy........................................................     6.3 %
Health Care...................................................     6.1 %
Utilities.....................................................     5.6 %
Consumer Staples..............................................     4.8 %
Telecommunication Services....................................     1.7 %

Investing in the securities of mid-capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies.

PERFORMANCE OVERVIEW
AMERICAN BEACON SMALL CAP VALUE OPPORTUNITY FUND(SM)
APRIL 30, 2007 (UNAUDITED)

     The Institutional Class of the Small Cap Value Opportunity Fund returned -13.99% for the six months ended April 30, 2008. The Fund lagged the Russell 2000(R) Value Index ("Index") return of -11.55% and the Lipper Small-Cap Value Funds Index return of -10.66%.

                                            ANNUALIZED TOTAL RETURNS
                                              PERIODS ENDED 4/30/08
                                            ------------------------   SINCE INCEP.
                                               6 MONTHS*   1 YEAR        (3/31/06)
                                               ---------   ------      ------------
Institutional Class(1,3) ................       -13.99%    -19.23%        -5.34%
PlanAhead Class(1,3) ....................       -14.14%    -19.32%        -5.48%
Russell 2000 Value Index (2) ............       -11.55%    -15.13%        -2.61%
Lipper Small-Cap Value Funds Index (2) ..       -10.66%    -12.60%        -1.51%

*    Not annualized

1. Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to the Institutional and PlanAhead Classes of the Fund has been waived. Performance prior to waiving fees was lower than the actual returns shown.

2. The Russell 2000 Value Index is an unmanaged index of those stocks in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. Russell 2000 Value Index is a registered trademark of Frank Russell Company . The Lipper Small-Cap Value Funds Index tracks the results of the 30 largest mutual funds in the Lipper Small-Cap Value Funds category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

3. The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional and PlanAhead Class shares was 1.28% and 1.71%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

     The Fund underperformed the Index primarily due to poor stock selection, as sector allocation detracted modest value relative to the Index. Most of the poor performance came from the Fund's holdings in the Financials and Industrials sectors. Among the Fund's Financials sector holdings, Boston Private Financial (down 67.2%), FirstFed Financial (down 64.3%), and South Financial Group (down 69.9%) were the largest detractors. Deluxe (down 46.3%), Dollar Thrifty Automotive (down 61.8%), and Belden (down 42.0%) hurt performance most in the Industrials sector. Holdings in the Consumer Discretionary sector added value relative to the Index. Tupperware (up 10.5%), Unifirst (up 24.6%), and Warnaco Group (up 13.4%) were the largest contributors in the sector.

     An overweight in Telecommunication Services, the worst-performing sector in the Index, detracted from the Fund's performance through sector allocation.

     The sub-advisor's disciplined approach of investing in a diversified portfolio of small cap value companies should allow the Fund to generate competitive performance over longer periods of time.

PERFORMANCE OVERVIEW
AMERICAN BEACON SMALL CAP VALUE OPPORTUNITY FUND(SM)
APRIL 30, 2008 (UNAUDITED)

TOP TEN HOLDINGS

                                                            % OF
                                                         NET ASSETS
                                                         ----------
Tupperware Corp.......................................     1.5%
UMB Financial Corp....................................     1.2%
Compass Minerals International, Inc...................     1.2%
Oil States International, Inc.........................     1.2%
Premiere Global Services, Inc.........................     1.1%
Ruddick Corp..........................................     1.1%
Parker Drilling Co....................................     1.0%
Harleysville Group, Inc...............................     1.0%
Trico Marine Services, Inc............................     1.0%
AptarGroup, Inc.......................................     1.0%

SECTOR ALLOCATION

                                                           % OF
                                                         EQUITIES
                                                         --------
Financials............................................    30.2 %
Industrials...........................................    14.3 %
Consumer Discretionary................................    11.6 %
Information Technology................................    11.5 %
Materials.............................................     7.9 %
Energy................................................     6.3 %
Health Care...........................................     6.1 %
Utilities.............................................     5.6 %
Consumer Staples......................................     4.8 %
Telecommunication Services............................     1.7 %

Investing in the securities of small-capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies.

PERFORMANCE OVERVIEW
AMERICAN BEACON EMERGING MARKETS FUND(SM)
APRIL 30, 2008 (UNAUDITED)

     For the six months ended April 30, 2008, the MSCI EM Index produced a negative return of -10.28% in U.S. dollar terms. Emerging market economic expansion has held up against a more challenging macro environment, validating the decoupling theory championed by several strategists. Capital markets have not demonstrated as much resilience. The key concern is inflation and the impact on domestic consumption, the key to sustainable decoupling. Food and fuel prices have soared, causing panic in more poverty-stricken countries and friction in most markets. As food becomes a greater proportion of disposable income, discretionary purchasing might suffer, as would credit growth. A shortfall in domestic spending will be problematic for countries with falling exports. In addition, wages are beginning to creep up, which could dent record profit margins. Demographics should support sustainable growth through consumption; most countries now have a fiscal surplus, and governments are generally stable.

     ASIA - China is contending with soaring food inflation, rising wage costs, and a shift in economic structure. The country will increasingly rely on consumption, not exports, for economic expansion. This is counter to the prior deflationary policy of exporting cheap labor and capital, which is responsible for low global inflation and interest rates. Developed markets could experience a profit squeeze as the benefits of offshore production diminish. Nearer term China has slowed, but not markedly, and very much in line with government objectives. The market is down 35% from its 12-month high and is trading 7% below trend. A recovery will likely favor more locally focused companies. India has successfully curbed rising inflation with a range of in monetary policy changes. Consumer spending has declined, and core ex-fuel inflation is subdued.

     South Korea remains exposed to the U.S. through exports. However, demand for capital goods in emerging Asia, a nascent local economic recovery, and recent elections provide support. Additionally, the export segment has increased trade with China and Europe offsetting reliance on the US. Taiwan's market has been buoyed by the recent KMT party victories for the legislature and presidency. The party is strongly in favor of deeper ties with mainland China, which could herald the beginning of a more normalized relationship. The country remains one of the least expensive in Asia, with 20% earnings growth forecasted for 2008. Thailand looks to be entering a period of political stability after voters approved a new constitution in the country's first-ever referendum. Public sector investment could offset the impact of oil prices on consumers.

     LATIN AMERICA - Rising inflation and weak U.S. demand could create headwinds for Latin America. Rising costs are likely to constrain monetary policy leading to lower Gross Domestic Product ("GDP") growth versus 2007. Mexico is clearly the most vulnerable to a U.S. slowdown, and we have already observed a fall in remittances in export activity. However, public spending and tax reform could help offset these factors. Brazil is more optimally positioned due to rising wages and the lag effect of monetary easing. Once heavily dependent on the commodity cycle, Brazil's local economy is set to take a larger role in the country's growth. This thesis may be tested later in 2008 as Brazil's central bank considers raising interest rates in upcoming policy meetings to offset moderately rising inflation expectations.

     EUROPE, MIDDLE EAST AND AFRICA (EMEA) - Inflation is the main risk facing Central Europe, with policy reaction varying by country. In Poland, local demand is robust and inflation rising. Fiscal stimulus is expected to keep growth in line with 2007, causing inflation to remain high. Hungary is dealing with lackluster growth and a current account deficit. The country is growing at 2.5%, below its 4% potential. Domestic demand in Turkey has fallen as higher interest rates have curbed spending. Although an extended period of lower inflation appears more realistic, falling wage costs will likely suppress consumption in the near term. The political uncertainty surrounding the Turkish military's recommendation to the High Court to ban the AK Party, including PM Erdogen and President Gul, a party which recently won 47% of the popular vote, could weigh on the market for some time. Russian consumer confidence and oil prices should support further expansion in 2008. President Putin handed over the reigns to new President Medvedev and assumed the Prime Minister position, securing his control over Russian policy. Liquidity is likely to stay high, as the government appears intent to keep expansion on track despite higher prices. South Africa has enjoyed a relatively long period of domestic consumption strength. Inflation is stubbornly high at 7%, leading to higher rates and a period of weak domestic demand.

PERFORMANCE OVERVIEW
AMERICAN BEACON EMERGING MARKETS FUND(SM)
APRIL 30, 2008 (UNAUDITED)

     The Institutional Class of the Emerging Markets Fund returned -11.47% for the six months ended April 30, 2008. The Fund underperformed the MSCI Emerging Markets Index ("Index") return of -10.28% and the Lipper Emerging Markets Funds Index return of -9.84% for the period.

                                    ANNUALIZED TOTAL RETURNS
                                      PERIODS ENDED 4/30/08        SINCE
                                  ----------------------------     INCEP.
                                  6 MONTHS*   1 YEAR   5 YEARS   (7/31/00)
                                  ---------   ------   -------   ---------
Institutional Class (1,4)......    -11.47%    19.90%    33.03%     16.36%
PlanAhead Class (1,2,4) .......    -11.63%    19.42%    32.66%     16.12%
AMR Class (1,4)................    -11.36%    20.21%    33.38%     16.66%
MSCI Emg Mkts Index(3).........    -10.28%    25.37%    35.34%     16.98%
Lipper Emg Mkts Funds
   Index (3)...................     -9.84%    21.02%    34.20%     16.60%

*    Not annualized

1. Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2. Fund performance for the since inception period represents the total returns achieved by the Institutional Class from 7/31/00 up to 10/1/02, the inception date of the PlanAhead Class, and the returns of the PlanAhead Class since its inception. Expenses of the PlanAhead Class are higher than those of the Institutional Class. Therefore, total returns shown may be higher than they would have been had the PlanAhead Class been in existence since 7/31/00. A portion of the fees charged to the PlanAhead Class of the Fund was waived in 2004 and 2005 and recouped in 2006. Performance prior to fee waivers and fee recoupment is different than the actual returns shown.

3. The MSCI Emerging Markets Index is a market capitalization weighted index composed of companies that are representative of the market structure of developing countries in Latin America, Asia, Eastern Europe, the Middle East and Africa. The Lipper Emerging Market Funds Index tracks the results of the 30 largest mutual funds in the Lipper Emerging Market Funds category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

4. The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, PlanAhead and AMR Class shares was 1.41%, 1.77% and 1.18%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

     The Fund underperformed the Index over the six-month period due to country allocation, Fund expenses, and sub-Index returns on the Fund's equitized cash balances. Stock selection added value for the period.

     Relative contribution from country allocation was negative for the six-month period, as a result of underweighting Brazil and Israel (up over 7% and 5%, respectively), and Taiwan (which fell nearly 4%). Overweighting Turkey (down over 31%) also contributed to the comparative underperformance.

     Stock selection was positive during the six-month period, as strong selections in China, South Korea, and Taiwan more than offset poor selections in Brazil. In China, the Fund benefited from investments in China Mobile (down 15.1%), Global Bio-chem Technology Group (up 26.3%), and GOME Electrical Appliances Holdings (up 2.3%). South Korean investments in Samsung Electronics (up 16.1%), and Hyundai Motor (up 7.0%) added value, as did Taiwanese financial stocks Chinatrust Financial Holding and First Financial Holding (each up over 40%), and Chunghwa Telecom Co. (up 32.9%). In Brazil, significant detractors from performance included Unibanco (down 6.1%) and Companhia de Tecidos Norte de Minas (down 43.0%).

     The Fund's basic philosophy remains focused on investing in attractively valued companies with above-average earnings growth expectations.

PERFORMANCE OVERVIEW
AMERICAN BEACON EMERGING MARKETS FUND(SM)
APRIL 30, 2008 (UNAUDITED)

TOP TEN HOLDINGS

                                                                   % OF
                                                                NET ASSETS
                                                                ----------
Petroleo Brasileiro S.A. ....................................       3.9%
Gazprom OAO..................................................       3.7%
Samsung Electronics Company Ltd. ............................       2.8%
LUKOIL Oil Co. ..............................................       2.8%
China Mobile Ltd. ...........................................       2.2%
America Movil, S.A.B. de C.V. ...............................       1.1%
Unibanco - Uniao de Bancos Brasileiros S.A. .................       1.1%
Companhia Vale do Rio Doce...................................       1.1%
Taiwan Semiconductor Manufacturing Co. Ltd...................       1.1%
PetroChina Co. Ltd. .........................................       1.0%

SECTOR ALLOCATION

                                                                   % OF
                                                                 EQUITIES
                                                                ----------
Financials...................................................      22.2%
Energy.......................................................      17.1%
Materials....................................................      12.8%
Telecommunication Services...................................      12.6%
Information Technology ......................................      10.6%
Consumer Discretionary.......................................       9.3%
Industrials..................................................       6.6%
Consumer Staples.............................................       3.6%
Utilities....................................................       3.5%
Health Care..................................................       1.7%

COUNTRY ALLOCATION

                                   (PIE CHART)

                                                                   % OF
                                                                 EQUITIES
                                                                ----------
China........................................................      16.1%
South Korea..................................................      15.0%
Brazil.......................................................      12.9%
Taiwan.......................................................      10.3%
Russia.......................................................       9.8%
India........................................................       8.0%
Other Asia...................................................       7.8%
South Africa.................................................       7.2%
Other Europe, Middle East, Africa............................       6.9%
Mexico.......................................................       5.4%
Other Latin America..........................................       0.6%

Investing in foreign equities entails additional risk not associated with domestic equities, such as currency fluctuations, economic and political instability and differences in accounting standards. The risks of investing in foreign equities are heightened when investing in emerging markets.

DOMESTIC BOND MARKET OVERVIEW
APRIL 30, 2008 (UNAUDITED)

     For the six-month period ended April 30, 2008, the investment grade fixed-income market, as defined by the Lehman Brothers Aggregate Index (the "Index"), produced a 4.08% total return. The government sectors benefited from the flight-to-quality that continued into 2008 from the sub-prime mortgage meltdown, while the remaining sectors felt the brunt of the market disruption. This period marked one of the most extreme dislocations in the financial markets in recent history, and it is likely to have a prolonged effect on the economy. However, by period end, the markets were just beginning to find a glimmer of hope that the worst of the liquidity freeze was behind them. The consumer and the economy still have challenges ahead, but the fear and panic in the financial markets may have begun to subside.

                                  TOTAL RETURNS
                              PERIODS ENDED 4/30/08
                              ---------------------
                               6 MONTH     12 MONTH
                              ---------   ---------
Lehman Aggregate...........       4.08%     6.87%
Lehman Gov/Credit..........       4.14%     7.09%

SECTOR
U.S. Treasury..............       5.87%     9.72%
U.S. Agency................       5.10%     8.49%
Mortgage-Backed............       4.62%     7.39%
Commercial MBS.............       1.16%     2.62%
Asset-Backed...............      -4.03%    -2.46%
U.S. Credit................       2.02%     3.84%
   Industrial..............       1.93%     4.20%
   Utility.................       1.68%     3.35%
   Finance.................       1.04%     1.74%
   Non-Corporate...........       4.90%     8.28%

CREDIT RATING
Aaa........................       4.73%     7.82%
Aa.........................       3.03%     4.80%
A..........................       1.52%     3.07%
Baa........................       0.65%     2.21%

U.S.TREASURY YIELD

                              6 MONTH   12 MONTH
                              -------   --------
2 Year.....................     4.42%     7.93%
3 Year.....................     5.24%     9.25%
5 Year.....................     7.16%    11.21%
10 Year....................     7.35%    11.04%
30 Year....................     6.29%     9.91%

     The yield curve steepened significantly during the period as the Federal Reserve Board (the "Fed") slashed interest rates in what became the most aggressive series of interest rate cuts since the early '80's - when rates were north of 15%. The Fed Funds rate began this six-month period at 4.50% and ended at 2.00%. While the rate cuts will take time to settle into the economy, the markets had calmed sufficiently by period end to allow the Fed an opportunity to pause and assess the impact of its rate cuts thus far. Despite the U.S. slowdown, persistent commodity price increases kept the Fed's eye on inflation and held the longer end of the U.S. Treasury curve relatively stable.

                              (PERFORMANCE GRAPH)

     All credit sectors were adversely affected by the sub-prime disruption. Within the U.S. Credit sector, Financials continued to see the brunt of the underperformance. The abrupt sale of 85-year-old Bear Stearns in mid-March due to a lack of liquidity epitomized the severity of the crisis. Issuers that were most reliant on short-term funding faced significant challenges as liquidity dried up. Industrials and Utilities also underperformed government equivalents, but this was due to the general market contagion rather than from direct sub-prime exposure. The nature of a credit freeze is that entire sectors are pulled down at once - regardless of affiliation

     The Asset-Backed sector posted a negative return for the period due to the home-equity loan segment, which returned -23.4%, due to its proximity to sub-prime mortgages. The Commercial Mortgage sector also experienced severe spread widening as did all mortgages other than agency-backed securities. The non-agency sectors were also particularly affected by the collapse of the Collateralized Debt Obligations ("CDO") market and other structured investment products. These entities represented significant sources of demand for asset-backed and commercial mortgage-backed securities, and when these buyers vanished, prices dropped. Furthermore, as losses mounted, many of these structures were then forced to liquidate assets into a market that was already down and out.

DOMESTIC BOND MARKET OVERVIEW
APRIL 30, 2008 (UNAUDITED)

                              (PERFORMANCE GRAPH)

     The markets continued to struggle through their challenges, but investors found comfort in the fact that capital, though expensive, was ultimately available to those who needed it. Yes, there were casualties, as there are in every crisis, but in the end, the markets gradually regained their footing. By period end, most of the initial pain was likely over. Going forward, however, companies will have to contend with a slowing economy and an exhausted consumer. To the extent that these issues can be managed over time and in an orderly fashion, the worst of the sub-prime saga may finally be behind us.

HIGH YIELD BOND MARKET OVERVIEW
APRIL, 30 2008 (UNAUDITED)

     Concerns about market liquidity and a possible recession in the U.S. led to heightened financial market volatility over the six-month period ended April 30, 2008. U.S. economic sluggishness was confirmed by anemic Gross Domestic Product ("GDP") annualized growth in both the fourth quarter of 2007 (0.6%) and the first quarter of 2008 (0.9%). Flat-line market expectations for GDP growth in the first half of 2008 connote the market's reduced expectations for corporate earnings, but excluding the financials sector of the S&P 500, corporate earnings were still positive during the first quarter of 2008. Nonetheless, weak economic growth and prevailing aversion toward risk taking significantly pressured equities and the S&P 500 Index's total return was -9.6% over the six months under review.

     Given the potential for the U.S. to slip into recession, the Federal Reserve Board not only reduced its target rate for short-term loans from 4.50% to 2.00%, but also broadened liquidity to certain banks and brokerage firms--and facilitated the sale of Bear Stearns to JPMorgan Chase. With the slowing economy and weakening labor market, core consumer inflation began to tick lower and even headline inflation, which had been pushed up with the surge in energy prices, moved down from its 2007 highs. Overall, in this environment, 10-year Treasury bond yields declined from 4.47% to 3.73% by period-end.

     As a result of the drop in the equity market, broad financial market risk aversion, economic concerns, and still-pending potential supply from past leveraged buyout transactions, high-yield spreads widened from 4.4% at the end of October 2007 to 6.8% as of April 30, 2008. At that level, high-yield valuations were cheap relative to their 10-year average spread of approximately 5.9%. In terms of fundamentals, default rates have edged higher thus far in 2008 but remain low relative to historical averages. Valuation levels still price in a meaningful increase in default rates going forward, driven by a combination of weaker corporate earnings growth and considering the lower quality of new high-yield issuance that has come to market over the past two-to-three years.

     Widening spreads put downward pressure on prices, and caused the overall high-yield market to generate a total return of -0.8% (as measured by the JPMorgan Global High-Yield Index), compared to the more interest-rate sensitive Lehman U.S. Aggregate Bond Index (a broad index of investment-grade fixed income securities), which rose 4.1%. Generally, within the Lehman Aggregate Index, more credit-sensitive sectors underperformed Treasury returns during the period.

PERFORMANCE OVERVIEW
AMERICAN BEACON HIGH YIELD BOND FUND(SM)
APRIL 30, 2008 (UNAUDITED)

     The Institutional Class of the High Yield Bond Fund returned -1.18% for the six months ended April 30, 2008. The Fund underperformed the JPMorgan Global High-Yield Index ("Index") return of -0.82% but outperformed the Lipper High Current Yield Funds Index, which returned -1.92% for the period.

                                      ANNUALIZED TOTAL RETURNS
                                        PERIODS ENDED 4/30/08        SINCE
                                    ----------------------------     INCEP.
                                    6 MONTHS*   1 YEAR   5 YEARS   (12/29/00)
                                    ---------   ------   -------   ----------
Institutional Class (1, 5) ......    -1.18%     -0.68%    6.78%       7.96%
PlanAhead Class (1, 2, 5) .......    -1.18%     -0.88%    6.51%       7.72%
AMR Class (1, 3, 5) .............    -1.04%     -0.49%    6.82%       7.98%
JPMorgan GlobaL High-Yield
   Index (4) ....................    -0.82%     -0.63%    8.67%       8.56%
Lipper High Current Yield
   Funds Index (4) ..............    -1.92%     -1.81%    7.75%       6.27%

*    Not annualized

1. Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to the Institutional Class of the Fund was waived through 2004. Performance prior to waiving fees was lower than the actual returns shown for periods through 2004.

2. Fund performance for the since inception period represents the total returns achieved by the Institutional Class from 12/29/00 up to 3/1/02, the inception date of the PlanAhead Class, and the returns of the PlanAhead Class since its inception. Expenses of the PlanAhead Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the PlanAhead Class been in existence since 12/29/00.

3. Fund performance for the one-year, five-year and since inception periods represents the total returns achieved by the Institutional Class from 12/29/00 up to 9/4/07, the inception date of the AMR Class, and the returns of the AMR Class since its inception. Expenses of the AMR Class are lower than those of the Institutional Class. As a result, total rturns shown may be lower than they would have been had the AMR Class been in existence since 12/29/00.

4. The JPMorgan Global High-Yield Index ("JPMorgan Index") is an unmanaged index of fixed income securities with a maximum credit rating of BB+ or Ba1. Issues must be publicly registered or issued under Rule 144A under the Securities Act of 1933, with a minimum issue size of $75 million (par amount). A maximum of two issues per issuer are included in the JPMorgan Index. Convertible bonds, preferred stock, and floating-rate bonds are excluded from the JPMorgan Index. The Lipper High Current Yield Funds Index tracks the results of the 30 largest mutual funds in the Lipper High Current Yield Funds category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

5. The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, PlanAhead, and AMR Class shares was 0.87%, 1.09%, and 0.62%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

     The Fund underperformed the Index over the six-month period due to issue selection, fund expenses, and sector allocation. Issue selection in the Manufacturing and Consumer sectors contributed to the relative underperformance, despite added value from selections in the Cable/Media, Service and Finance sectors.

     From a sector allocation perspective, the Fund benefited from overweighting the Other Corporate sector (up 3.3%) and underweighting the Finance sector (down 3.1%). The Fund underperformed the Index primarily due to overweighting the Cable/Media sector (down 7.6%), which was the worst-performing sector in the Index for the period. Underweighting the Utility and Energy sectors (up 1.0% and 4.1%, respectively) also contributed to the underperformance. The Energy sector was the best-performing sector over the six months.

     The sub-advisors' "bottom-up", research intensive investment process, which focuses on companies with strong cash flow and fundamental credit strength, remains in place.

PERFORMANCE OVERVIEW
AMERICAN BEACON HIGH YIELD BOND FUND(SM)
APRIL 30, 2008 (UNAUDITED)

TOP TEN HOLDINGS

                                                                   % OF
                                                                NET ASSETS
                                                                ----------
General Motors Acceptance Corp., 6.875%, Due 9/15/2011.......      1.2%
Ford Motor Credit Co. LLC, 9.875%, Due 8/10/2011.............      1.1%
Edison Mission Energy, 7.000%, Due 5/15/2017.................      1.1%
Penske Auto Group, Inc., 7.750%, Due 12/15/2016..............      1.0%
Prestige Brands, Inc., 9.250%, Due 4/15/2012.................      1.0%
Block Communications, Inc., 8.250%, Due 12/15/2015...........      1.0%
NRG Energy, Inc., 7.375%, due 2/1/2016.......................      0.9%
Newark Group, Inc., 9.750%, Due 3/15/2014....................      0.9%
Jarden Corp., 7.500%, Due 5/1/2017 ..........................      0.9%
Hercules, Inc., 6.750%, Due 10/15/2029.......................      0.9%

SECTOR ALLOCATION

                                                                    % OF
                                                                FIXED INCOME
                                                                ------------
Corporate....................................................      100.0%

Investing in debt securities entails interest rate risk which is the risk that debt securities will decrease in value with increases in market interest rates. Investing in high yield securities involves additional risks when compared to investing in investment grade securities. These include a greater risk of default or bankruptcy and an increased sensitivity to financial difficulties or changes in interest rates.

PERFORMANCE OVERVIEW
AMERICAN BEACON ENHANCED INCOME FUND(SM)
APRIL 30, 2008 (UNAUDITED)

     The PlanAhead Class of the Enhanced Income Fund returned 1.19% for the six months ended April 30, 2008. Its benchmark, a blend of 75% Lehman Brothers Aggregate and 25% Merrill Lynch All U.S. Convertibles Index, returned 1.62%. The Fund's peer group, the Lipper Intermediate Investment Grade Index, returned 2.06% for the same period.

                                   ANNUALIZED TOTAL RETURNS
                                     PERIODS ENDED 4/30/08       SINCE
                                 ----------------------------    INCEP.
                                 6 MONTHS*   1 YEAR   3 YEARS   (7/1/03)
                                 ---------   ------   -------   --------
PlanAhead Class(1,4)..........      1.19%     4.60%    5.22%      4.25%
Enhanced Income
  Composite Index(3)..........      1.62%     4.94%    5.81%      4.77%
Linked Lehman Bros.
  Aggregrate Index (2)........      4.08%     6.87%    4.94%      6.22%
Merrill Lynch All U.S.
  Convertibles Index (2)......     -5.43%    -1.08%    8.67%      7.93%
Lipper Intermediate
  Investment Grade Index (2)..      2.06%     4.02%    4.01%      3.64%

*    Not annualized

1. Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2. The Linked Lehman Brothers Aggregate Index represents returns of the Lehman Bros. Gov./Credit Intermediate Index ("Intermediate Index") up to October 31, 2006 and the Lehman Bros. Aggregate Index ("Aggregate Index") thereafter. The Intermediate Index is an unmanaged index of investment grade corporate and government debt issues with maturities between one and ten years. The Aggregate Index is a market value weighted index of government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities. The Merrill Lynch All U.S. Convertibles Index is an unmanaged index of domestic securities of all quality grades that are convertible into U.S. dollar-denominated common stock, ADRs or cash equivalents. The Lipper Intermediate Investment Grade Index tracks the results of the 30 largest mutual funds in the Lipper Intermediate Investment Grade category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

3. To reflect the Fund's allocation of its assets between investment grade fixed-income securities and convertible securities, the returns of the Linked Lehman Brothers Aggregate Index and the Merrill Lynch All U.S. Convertibles Index have been combined in a 75%/25% proportion.

4. The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the PlanAhead Class shares was 0.95%. The expense ratio above may vary from the expense ratio presented in other sections of this report that is based on expenses incurred during the period covered by this report.

     The Fund's assets have been allocated approximately 75% to American Beacon Advisors, Inc. (the "Manager") which invests primarily in income producing, short- and intermediate-term investment grade bonds and 25% to a sub-advisor which invests in securities including convertible bonds, convertible preferreds, high yield bonds, and equities in order to try to enhance the return of the overall Fund.

     During the six-month period, the investment grade bond portion of the Fund returned 4.4% before expenses outperforming the 4.1% return for the Lehman Brothers Aggregate Index. This portion of the Fund benefited from holdings in Corporate and Asset-Backed securities, which added to relative performance.

     The remaining portion of the Fund, managed by the Fund's sub-advisor, returned -6.2% before expenses. These results slightly trailed the -5.8% return of the Merrill Lynch All U.S. Convertibles Index. This portion of the Fund's greater equity sensitivity relative to its benchmark helped performance in the period as convertible issues with higher equity sensitivity held up better, reflecting an increase in market volatility, as well as their underlying stocks performing better than the broad equity market. The sub-advisor also utilizes common stocks and corporate bonds in order to better manage the risk/reward profile of this portion of the Fund. The common stock holdings detracted from performance in the period, as the equity market suffered, yet the straight corporate bond holdings added to results as they outperformed the benchmark return.

     The Manager and the Fund's sub-advisor remain focused on the Fund's investment objectives of generating income and capital appreciation.

PERFORMANCE OVERVIEW
AMERICAN BEACON ENHANCED INCOME FUND(SM)
APRIL 30, 2008 (UNAUDITED)

TOP TEN HOLDINGS

                                                                    % OF
                                                                 NET ASSETS
                                                                 ----------
U.S. Treasury Note, 4.750%, Due 5/15/2014.....................      3.4%
Federal Home Loan Mortgage Corp., Pool #G08079, 5.000%, Due
   9/1/2035...................................................      2.5%
Federal National Mortgage Association,  7.250%, Due
   1/15/2010..................................................      2.2%
Federal Home Loan Mortgage Corp., 5.125%, Due 4/18/2011.......      2.1%
U.S. Treasury Bond, 7.875%, Due 2/15/2021.....................      1.9%
Federal Home Loan Bank, 4.500%, Due 9/16/2013.................      1.7%
U.S. Treasury Note, 4.125%, Due 5/15/2015.....................      1.7%
Federal National Mortgage Association, Pool #745275, 5.000%,
   Due 2/1/2036...............................................      1.7%
Federal National Mortgage Association, Pool #745418, 5.500%,
   Due 4/1/2036...............................................      1.7%
Federal National Mortgage Association, 5.375%, Due 6/12/2017..      1.5%

FIXED-INCOME SECTOR ALLOCATION

                                                                     % OF
                                                                 FIXED INCOME
                                                                 ------------
Corporate Bonds...............................................       32.3%
Mortgage-Backed...............................................       29.3%
Total Convertible Bonds.......................................       14.2%
Treasury......................................................       10.6%
Agency........................................................        9.3%
Asset-Backed..................................................        4.3%

EQUITY SECTOR ALLOCATION

                                                                   % OF
                                                                 EQUITIES
                                                                 --------
Information Technology........................................     27.4%
Industrials...................................................     23.9%
Financials....................................................     20.6%
Healthcare....................................................     14.7%
Consumer Staples..............................................      6.0%
Consumer Discretionary........................................      3.7%
Materials.....................................................      3.7%

Investing in debt securities entails interest rate risk which is the risk that debt securities will decrease in value with increases in market interest rates.

PERFORMANCE OVERVIEW
AMERICAN BEACON INTERMEDIATE BOND FUND(SM)
APRIL 30, 2008 (UNAUDITED)

     The Institutional Class of the Intermediate Bond Fund returned 4.58% for the six months ended April 30, 2008, outperforming the Lehman Brothers Aggregate Index ("Index") return of 4.08% and the Lipper Intermediate Investment Grade Index return of 2.06% for the same period.

                                               ANNUALIZED TOTAL RETURNS
                                                 PERIODS ENDED 4/30/08
                                      ---------------------------------------
                                      6 MONTHS*   1 YEAR   5 YEARS   10 YEARS
                                      ---------   ------   -------   --------
Institutional Class(1,3)...........      4.58%     7.39%     4.45%     5.67%
Lehman Bros. Agg.
   Index (2).......................      4.08%     6.87%     4.37%     5.96%
Lipper Intermediate Inv.
   Grade Index (2).................      2.06%     4.02%     3.89%     5.39%

*    Not annualized

1. Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Performance shown reflects the Fund's receipt in December 2006 and March 2008 of class action proceeds that were related to investment activity in 2002. The Fund's performance was higher than it would have been absent receipt of the settlement proceeds.

2. The Lehman Brothers Aggregate Index is a market value weighted index of government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities. The Lipper Intermediate Investment Grade Index tracks the results of the 30 largest mutual funds in the Lipper Intermediate Investment Grade category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

3. The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional Class shares was 0.35%. The expense ratio above may vary from the expense ratio presented in other sections of this report that is based on expenses incurred during the period covered by this report.

     The Fund's excess performance relative to the Index was primarily due to good security selection in the Corporate sector and exposure to U.S. Treasuries. From a duration perspective, the Fund's holdings in longer termed maturities (10 to 20 years) added value relative to the benchmark. The Fund's duration overall was relatively neutral versus the Index over the course of the six months. Finally, somewhat offsetting the Fund's good performance was an overweight versus the Index in BBB and A quality bonds, which lagged performance of higher quality bonds.

     The Fund's investment managers remain focused on a conservative approach toward investing in the bond market and on issuer-specific opportunities.

TOP TEN HOLDINGS

                                                                    % OF
                                                                 NET ASSETS
                                                                 ----------
U.S. Treasury Note, 4.750%, Due 5/15/2014.....................       5.5%
U.S. Treasury Note, 2.750%, Due 2/28/2013.....................       5.1%
Federal Home Loan Bank, 4.500%, Due 9/16/2013.................       3.3%
Federal National Mortgage Association, 7.250%, Due 1/15/2010..       3.3%
U.S. Treasury Note, 4.500%, Due 3/13/2012.....................       2.9%
Federal Home Loan Mortgage Corp., 5.125%, Due 4/18/2011.......       2.8%
U.S. Treasury Note, 3.500%, Due 2/15/2018.....................       2.4%
U.S. Treasury Note, 4.125%, Due 5/15/2015.....................       1.9%
Federal Home Loan Mortgage Corp., Pool #A73703, 5.000%, Due
3/1/2038......................................................       1.4%
Federal National Mortgage Association, 5.375%, Due 6/12/2017..       1.3%

SECTOR ALLOCATION

                                                                     % OF
                                                                 FIXED INCOME
                                                                 ------------
Mortgage-Backed...............................................       33.0%
Corporates....................................................       25.8%
U.S. Treasury.................................................       24.0%
U.S. Agency...................................................       15.6%
Asset-Backed..................................................        1.6%

Investing in debt securities entails interest rate risk which is the risk that debt securities will decrease in value with increases in market interest rates.

PERFORMANCE OVERVIEW
AMERICAN BEACON SHORT-TERM BOND FUND(SM)
APRIL 30, 2008 (UNAUDITED)

     The Institutional Class of the Short-Term Bond Fund returned 2.79% for the six months ended April 30, 2008, which underperformed the Merrill Lynch 1-3 Year Gov/Corp Index ("Index") return of 3.83% but outperformed the Lipper Short Investment Grade Bond Funds Index return of 1.09%.

                                               ANNUALIZED TOTAL RETURNS
                                                 PERIODS ENDED 4/30/08
                                      ---------------------------------------
                                      6 MONTHS*   1 YEAR   5 YEARS   10 YEARS
                                      ---------   ------   -------   --------
Institutional Class(1,3)...........      2.79%     5.28%     3.46%     4.72%
PlanAhead Class(1,3) ..............      2.40%     4.74%     2.90%     4.19%
Lipper Short Inv. Grade Index(2)...      1.09%     3.05%     2.78%     4.11%
Merrill Lynch 1-3 Yr.
  Gov./Corp. Index(2)..............      3.83%     7.13%     3.52%     4.97%

*    Not annualized

1. Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to the PlanAhead Class of the Fund has been waived. Performance prior to waiving fees was lower than the actual returns shown. Performance shown reflects the Fund's receipt in December 2006 and March 2008 of class action proceeds that were related to investment activity in 2002. The Fund's performance was higher than it would have been absent receipt of the settlement proceeds.

2. The Merrill Lynch 1-3 Yr. Gov./Corp. Index is a market value weighted performance benchmark for government and corporate fixed-rate debt securities with maturities between one and three years. The Lipper Short Investment Grade Bond Funds Index tracks the results of the 30 largest mutual funds in the Lipper Short Investment Grade Bond Funds category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

3. The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional and PlanAhead Class shares was 0.38% and 0.99%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

     The Fund's relative return during the period reflects its holdings in the various credit sectors. As compared to the Index, the Fund underperformed because it was overweighted in Corporates and Asset-Backed securities.

     The Fund generally maintains an overweight position in investment-grade Corporates to generate incremental yield-to-maturity compared to the Index. However, during periods of significant market disruptions, these holdings can underperform government equivalents. To protect against these events, the Fund's holdings are limited to investment-grade issuers that we believe are likely to weather such unexpected volatility.

     Duration did not play a significant role during the period. The Fund began the period with a duration neutral to the Index and ended the period with a short duration, but this change did not significantly affect the Fund's relative returns. With interest rates at such low levels, the Fund's duration will likely remain short-to-neutral until the economy regains its footing.

     Overall, the period was challenging, but we remain confident in the long-term success of the Fund's investment strategy. Markets began to stabilize by period end and may have marked an end to this unusual period of disruption. We will continue to be conservative in our approach to credit risk, and we look to take advantage of opportunities in this market to generate attractive long-term results.

PERFORMANCE OVERVIEW
AMERICAN BEACON SHORT-TERM BOND FUND(SM)
APRIL 30, 2008 (UNAUDITED)

TOP TEN HOLDINGS

                                                                    % OF
                                                                 NET ASSETS
                                                                 ----------
U.S. Treasury Note, 3.125%, Due 11/30/2009....................      11.8%
Federal Home Loan Mortgage Corp., 4.750%, Due 11/3/2009.......       5.0%
General Electric Capital Corp., 5.875%, Due 2/15/2012.........       3.0%
USAA Auto Owner Trust, 5.550%, Due 2/15/2013..................       3.0%
HSBC Automotive Trust, 4.350%, Due 6/18/2012..................       2.9%
Banc of America Securities Auto Trust, 4.080%, Due 4/18/2010..       2.9%
John Deere Capital Corp., 4.125%, Due 1/15/2010...............       2.4%
Merrill Lynch & Co., Inc., 6.00%, Due 2/17/2009...............       2.4%
Comerica Bank, 6.000%, Due 10/1/2008..........................       2.1%
MBNA Corp., 7.500%, Due 3/15/2012.............................       2.1%

SECTOR ALLOCATION

                                                                     % OF
                                                                 FIXED INCOME
                                                                 ------------
Corporate Bonds...............................................       58.9%
Asset-Backed..................................................       19.1%
Treasury......................................................       12.2%
Agency........................................................        5.1%
Mortgage-Backed...............................................        4.7%

Investing in debt securities entails interest rate risk which is the risk that debt securities will decrease in value with increases in market interest rates.

FUND EXPENSES - ACTUAL
APRIL 30, 2008 (UNAUDITED)

FUND EXPENSE EXAMPLE

     As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees if applicable, and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in a particular Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2007 through April 30, 2008.

ACTUAL EXPENSES

     The following tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the "Expenses Paid During Period" for the applicable Fund to estimate the expenses you paid on your account during this period. Shareholders of the PlanAhead and Institutional Classes that invest in a Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

                                                                      SMALL CAP                 HIGH
                                               LARGE CAP   MID-CAP      VALUE      EMERGING    YIELD
                                     BALANCED    GROWTH     VALUE    OPPORTUNITY   MARKETS      BOND    INTERMEDIATE  SHORT-TERM
INSTITUTIONAL CLASS                    FUND       FUND       FUND        FUND        FUND       FUND      BOND FUND    BOND FUND
-------------------                 ---------  ---------  ---------  -----------  ---------  ---------  ------------  ----------
Beginning Account Value 11/1/07 ..  $1,000.00  $1,000.00  $1,000.00   $1,000.00   $1,000.00  $1,000.00   $1,000.00    $1,000.00
Ending Account Value 04/30/08 ....  $  939.85  $  892.91  $  892.13   $  860.13   $  885.32  $  988.24   $1,045.76    $1,027.88
Expenses Paid During
   Period 11/1/07-04/30/08* ......  $    2.75  $    4.24  $    3.86   $    4.86   $    6.38  $    4.50   $    1.58    $    1.71
Annualized Expense Ratio .........       0.57%      0.90%      0.82%       1.05%       1.36%      0.91%       0.31%        0.34%

                                                           SMALL CAP
                                                MID-CAP      VALUE      EMERGING              ENHANCED
                                     BALANCED    VALUE    OPPORTUNITY   MARKETS   HIGH YIELD    INCOME   SHORT-TERM
PLANAHEAD CLASS                        FUND       FUND        FUND        FUND     BOND FUND     FUND     BOND FUND
---------------                     ---------  ---------  -----------  ---------  ----------  ---------  ----------
Beginning Account Value 11/1/07 ..  $1,000.00  $1,000.00   $1,000.00   $1,000.00  $1,000.00   $1,000.00  $1,000.00
Ending Account Value 04/30/08 ....  $  938.63  $  890.39   $  858.56   $  883.69  $  988.20   $1,011.92  $1,023.96
Expenses Paid During
   Period 11/1/07-04/30/08 * .....  $    3.95  $    5.78   $    5.55   $    8.34  $    5.49   $    4.65  $    4.43
Annualized Expense Ratio .........       0.82%      1.23%       1.20%       1.78%      1.11%       0.93%      0.88%

                                     BALANCED    MID-CAP
SERVICE CLASS                          FUND    VALUE FUND
-------------                       ---------  ----------
Beginning Account Value 11/1/07 ..  $1,000.00  $1,000.00
Ending Account Value 04/30/08 ....  $  936.96  $  889.43
Expenses Paid During
   Period 11/1/07-04/30/08 * .....  $    5.10  $    7.09
Annualized Expense Ratio .........       1.06%      1.51%

                                     BALANCED   LARGE CAP     MID-CAP     EMERGING    HIGH YIELD
AMR CLASS                              FUND    GROWTH FUND  VALUE FUND  MARKETS FUND   BOND FUND
---------                           ---------  -----------  ----------  ------------  ----------
Beginning Account Value 11/1/07 ..  $1,000.00   $1,000.00   $1,000.00    $1,000.00    $1,000.00
Ending Account Value 04/30/08 ....  $  940.82   $  894.97   $  892.36    $  886.43    $  989.64
Expenses Paid During
   Period 11/1/07-04/30/08* ......  $    1.50   $    2.83   $    3.72    $    5.53    $    3.12
Annualized Expense Ratio .........       0.31%       0.60%       0.79%        1.18%        0.63%

----------
* Expenses are equal to the Fund's annualized expense ratio for the six-month period multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half-year period.

FUND EXPENSES - HYPOTHETICAL
APRIL 30, 2008 (UNAUDITED)

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The following tables provide information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in a particular Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the PlanAhead and Institutional Classes that invest in a Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by a Fund, such as redemption fees as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the following tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

                                                                      SMALL CAP                 HIGH
                                               LARGE CAP   MID-CAP      VALUE      EMERGING    YIELD
                                     BALANCED    GROWTH     VALUE    OPPORTUNITY   MARKETS      BOND    INTERMEDIATE  SHORT-TERM
INSTITUTIONAL CLASS                    FUND       FUND       FUND        FUND        FUND       FUND      BOND FUND    BOND FUND
-------------------                 ---------  ---------  ---------  -----------  ---------  ---------  ------------  ----------
Beginning Account Value 11/1/07 ..  $1,000.00  $1,000.00  $1,000.00   $1,000.00   $1,000.00  $1,000.00   $1,000.00    $1,000.00
Ending Account Value 04/30/08 ....  $1,022.03  $1,020.39  $1,020.79   $1,019.64   $1,018.10  $1,020.34   $1,023.32    $1,023.17
Expenses Paid During
   Period 11/1/07-04/30/08 * .....  $    2.87  $    4.52  $    4.12   $    5.27   $    6.82  $    4.57   $    1.56    $    1.71
Annualized Expense Ratio .........       0.57%      0.90%      0.82%       1.05%       1.36%      0.91%       0.31%        0.34%

                                                           SMALL CAP
                                                MID-CAP      VALUE      EMERGING              ENHANCED
                                     BALANCED    VALUE    OPPORTUNITY   MARKETS   HIGH YIELD    INCOME   SHORT-TERM
PLANAHEAD CLASS                        FUND       FUND        FUND        FUND     BOND FUND     FUND     BOND FUND
---------------                     ---------  ---------  -----------  ---------  ----------  ---------  ----------
Beginning Account Value 11/1/07 ..  $1,000.00  $1,000.00   $1,000.00   $1,000.00  $1,000.00   $1,000.00  $1,000.00
Ending Account Value 04/30/08 ....  $1,020.79  $1,018.75   $1,018.90   $1,016.01  $1,019.34   $1,020.24  $1,020.49
Expenses Paid During
   Period 11/1/07-04/30/08 * .....  $    4.12  $    6.17   $    6.02   $    8.92  $    5.57   $    4.67  $    4.42
Annualized Expense Ratio .........       0.82%      1.23%       1.20%       1.78%      1.11%       0.93%      0.88%

                                     BALANCED    MID-CAP
SERVICE CLASS                          FUND    VALUE FUND
-------------                       ---------  ----------
Beginning Account Value 11/1/07 ..  $1,000.00  $1,000.00
Ending Account Value 04/30/08 ....  $1,019.59  $1,017.35
Expenses Paid During
   Period 11/1/07-04/30/08 * .....  $    5.32  $    7.57
Annualized Expense Ratio .........       0.82%      1.23%

                                     BALANCED   LARGE CAP     MID-CAP     EMERGING    HIGH YIELD
AMR CLASS                              FUND    GROWTH FUND  VALUE FUND  MARKETS FUND   BOND FUND
---------                           ---------  -----------  ----------  ------------  ----------
Beginning Account Value 11/1/07 ..  $1,000.00   $1,000.00   $1,000.00    $1,000.00    $1,000.00
Ending Account Value 04/30/08 ....  $1,023.32   $1,021.88   $1,020.93    $1,019.00    $1,021.73
Expenses Paid During
   Period 11/1/07-04/30/08 * .....  $    1.56   $    3.02   $    3.97    $    5.92    $    3.17
Annualized Expense Ratio .........       0.31%       0.60%       0.79%        1.18%        0.63%

----------
* Expenses are equal to the Fund's annualized expense ratio for the six-month period multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half-year period.

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

                                                                SHARES    VALUE
                                                               -------   -------
                                                                  (DOLLARS IN
                                                                   THOUSANDS)
COMMON STOCKS - 56.37%
CONSUMER DISCRETIONARY - 5.43%
HOTELS, RESTAURANTS & LEISURE - 0.86%
   Carnival Corp. + ........................................   155,300   $ 6,239
   Wyndham Worldwide Corp. + ...............................   127,200     2,732
                                                                         -------
                                                                           8,971
                                                                         -------
HOUSEHOLD DURABLES - 0.82%
   Centex Corp. + ..........................................   120,800     2,515
   Fortune Brands, Inc. ....................................    58,900     3,983
   Newell Rubbermaid, Inc. .................................    60,400     1,240
   Pulte Homes, Inc. .......................................    63,400       827
                                                                         -------
                                                                           8,565
                                                                         -------
MEDIA - 0.99%
   CBS Corp. + .............................................   101,700     2,346
   Idearc, Inc. + ..........................................    88,800       293
   Interpublic Group of Cos., Inc. ## + ....................   486,000     4,399
   R.H. Donnelley Corp. ## + ...............................    82,100       393
   Walt Disney Co. Ltd. ....................................    89,400     2,899
                                                                         -------
                                                                          10,330
                                                                         -------
MULTILINE RETAIL - 1.31%
   J.C. Penney Company, Inc. + .............................    68,500     2,911
   Macy's, Inc. ............................................   121,154     3,064
   Target Corp. ............................................    65,500     3,480
   Wal-Mart Stores, Inc. ...................................    73,300     4,250
                                                                         -------
                                                                          13,705
                                                                         -------
SPECIALTY RETAIL - 1.45%
   Gap, Inc. ...............................................   171,200     3,188
   Home Depot, Inc. ........................................   335,050     9,649
   Limited Brands, Inc. + ..................................   100,300     1,858
   Liz Claiborne, Inc. + ...................................    23,600       417
                                                                         -------
                                                                          15,112
                                                                         -------
TOTAL CONSUMER DISCRETIONARY ...............................              56,683
                                                                         -------
CONSUMER STAPLES - 4.03%
BEVERAGES - 0.54%
   Diageo plc, ADR .........................................    68,200     5,586
                                                                         -------
FOOD & DRUG RETAILING - 0.18%
   Safeway, Inc. ...........................................    60,100     1,899
                                                                         -------
FOOD PRODUCTS - 0.58%
   General Mills, Inc. .....................................    11,900       719
   Kraft Foods, Inc. .......................................   169,945     5,375
                                                                         -------
                                                                           6,094
                                                                         -------

                                                                SHARES    VALUE
                                                               -------   -------
                                                                  (DOLLARS IN
                                                                   THOUSANDS)
TOBACCO - 2.73%
   Altria Group, Inc. ......................................   166,800   $ 3,336
   Imperial Tobacco Group plc, ADR .........................   121,900    11,701
   Philip Morris International, Inc. ## ....................   178,100     9,089
   UST, Inc. + .............................................    85,100     4,431
                                                                         -------
                                                                          28,557
                                                                         -------
TOTAL CONSUMER STAPLES .....................................              42,136
                                                                         -------
ENERGY - 6.40%
OIL & GAS - 6.40%
   Chevron Corp. ...........................................    92,028     8,849
   ConocoPhillips ..........................................   235,176    20,261
   Devon Energy Corp. ......................................   111,100    12,599
   Duke Energy Corp. .......................................   224,700     4,114
   Occidental Petroleum Corp. ..............................   155,200    12,914
   Royal Dutch Shell plc, ADR ..............................    82,900     6,607
   Sunoco, Inc. ............................................    31,100     1,443
                                                                         -------
TOTAL ENERGY ...............................................              66,787
                                                                         -------
FINANCIALS - 13.76%
BANKS - 5.27%
   Bank of America Corp. ...................................   500,696    18,796
   Comerica, Inc. ..........................................    39,700     1,379
   KeyCorp .................................................    36,100       871
   National City Corp. ## ..................................    87,400       524
   SunTrust Banks, Inc. ....................................    18,500     1,031
   U.S. Bancorp ............................................   111,260     3,771
   Wachovia Corp. + ........................................   335,800     9,789
   Washington Mutual, Inc. ## ..............................   468,800     5,616
   Washington Mutual, Inc. + ...............................   744,600     9,151
   Wells Fargo & Co. .......................................   138,000     4,105
                                                                         -------
                                                                          55,033
                                                                         -------
DIVERSIFIED FINANCIALS - 4.69%
   American Express Co. ....................................    12,100       581
   Capital One Financial Corp. + ...........................    40,100     2,125
   Citigroup, Inc. + .......................................   532,842    13,465
   Federal Home Loan Mortgage Corp. ........................   206,700     5,149
   Federal National Mortgage Association ...................    46,700     1,322
   Goldman Sachs Group, Inc. ...............................    21,100     4,038
   JP Morgan Chase & Co. ...................................   249,534    11,890
   Merrill Lynch & Co., Inc. ...............................    87,000     4,335
   Morgan Stanley Dean Witter & Co. ........................    62,600     3,043
   SLM Corp. ## + ..........................................   165,200     3,061
                                                                         -------
                                                                          49,009
                                                                         -------
INSURANCE - 3.80%
   ACE Ltd. ................................................    77,800     4,690

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

                                                                SHARES    VALUE
                                                               -------   -------
                                                                  (DOLLARS IN
                                                                   THOUSANDS)
   Allstate Corp. ..........................................    22,500   $ 1,133
   American International Group, Inc. ......................   163,800     7,567
   Conseco, Inc. ## ........................................    95,500     1,113
   Genworth Financial, Inc. ................................   177,400     4,091
   Hartford Financial Services Group, Inc. .................    36,800     2,623
   MetLife, Inc. ...........................................   109,880     6,686
   Travelers Cos., Inc. ....................................    91,600     4,617
   UnumProvident Corp. .....................................    95,000     2,205
   XL Capital Ltd. + .......................................   142,000     4,954
                                                                         -------
                                                                          39,679
                                                                         -------
TOTAL FINANCIALS ...........................................             143,721
                                                                         -------
HEALTH CARE - 5.73%
HEALTH CARE EQUIPMENT & SUPPLIES - 0.57%
   Baxter International, Inc. ..............................    66,100     4,119
   Covidien Ltd. ...........................................    39,225     1,832
                                                                         -------
                                                                           5,951
                                                                         -------
HEALTH CARE PROVIDERS & SERVICES - 0.93%
   Cigna Corp. .............................................   104,100     4,446
   UnitedHealth Group, Inc. ................................    56,600     1,847
   WellPoint, Inc. ## ......................................    68,300     3,398
                                                                         -------
                                                                           9,691
                                                                         -------
PHARMACEUTICALS - 4.23%
   Amgen, Inc. ## ..........................................    11,400       477
   AstraZeneca plc, ADR + ..................................    96,000     4,030
   Bristol-Myers Squibb Co. ................................   437,300     9,608
   Eli Lilly & Co. .........................................    92,400     4,448
   Johnson & Johnson .......................................    55,000     3,690
   Merck & Co., Inc. .......................................    28,900     1,099
   Pfizer, Inc. ............................................   607,700    12,221
   Schering-Plough Corp. + .................................   291,300     5,363
   Wyeth Corp. .............................................    72,100     3,206
                                                                         -------
                                                                          44,142
                                                                         -------
TOTAL HEALTH CARE ..........................................              59,784
                                                                         -------
INDUSTRIALS - 7.58%
AEROSPACE & DEFENSE - 1.69%
   Boeing Co. ..............................................    60,700     5,151
   Northrop Grumman Corp. ..................................    45,700     3,362
   Raytheon Co. ............................................    78,900     5,047
   United Technologies Corp. ...............................    56,100     4,066
                                                                         -------
                                                                          17,626
                                                                         -------
AIR FREIGHT & COURIERS - 0.45%
   FedEx Corp. .............................................    48,600     4,659
                                                                         -------

                                                                SHARES    VALUE
                                                               -------   -------
                                                                  (DOLLARS IN
                                                                   THOUSANDS)
INDUSTRIAL CONGLOMERATES - 3.11%
   3M Co. ..................................................    54,900   $ 4,222
   General Electric Co. ....................................   161,900     5,294
   Honeywell International, Inc. ...........................   221,500    13,157
   Textron, Inc. ...........................................    72,200     4,405
   Tyco International Ltd. .................................   116,125     5,434
                                                                         -------
                                                                          32,512
                                                                         -------
MACHINERY - 1.79%
   Caterpillar, Inc. + .....................................    75,900     6,215
   Illinois Tool Works, Inc. ...............................   143,900     7,524
   ITT Industries, Inc. ....................................    77,000     4,928
                                                                         -------
                                                                          18,667
                                                                         -------
TRANSPORTATION INFRASTRUCTURE - 0.54%
   Burlington Northern Santa Fe Corp. ......................    55,400     5,681
                                                                         -------
TOTAL INDUSTRIALS ..........................................              79,145
                                                                         -------
INFORMATION TECHNOLOGY - 6.28%
COMMUNICATIONS EQUIPMENT - 0.48%
   Alcatel-Lucent, ADR + ...................................   329,900     2,200
   Nokia Corp., ADR ........................................    93,500     2,812
                                                                         -------
                                                                           5,012
                                                                         -------
COMPUTERS & PERIPHERALS - 2.38%
   Hewlett-Packard Co. .....................................   206,800     9,585
   International Business Machines Corp. ...................   126,900    15,317
                                                                         -------
                                                                          24,902
                                                                         -------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.79%
   Intel Corp. .............................................   124,300     2,767
   Tyco Electronics Ltd. ...................................   145,825     5,455
                                                                         -------
                                                                           8,222
                                                                         -------
IT CONSULTING & SERVICES - 0.87%
   Electronic Data Systems Corp. ...........................   490,100     9,096
                                                                         -------
SOFTWARE - 1.76%
   CA, Inc. ................................................   388,174     8,594
   Microsoft Corp. .........................................   244,700     6,979
   Oracle Corp. ## .........................................   132,600     2,765
                                                                         -------
                                                                          18,338
                                                                         -------
TOTAL INFORMATION TECHNOLOGY ...............................              65,570
                                                                         -------
MATERIALS - 1.56%
CHEMICALS - 1.56%
   Air Products & Chemicals, Inc. ..........................    31,200     3,071
   Dow Chemical Co. ........................................    56,500     2,268
   E. I. du Pont de Nemours & Co. + ........................   108,300     5,297
   Eastman Chemical Co. + ..................................    46,800     3,440

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

                                                                SHARES    VALUE
                                                               -------   -------
                                                                  (DOLLARS IN
                                                                   THOUSANDS)
   PPG Industries, Inc. ....................................    36,700   $ 2,252
                                                                         -------
TOTAL MATERIALS ............................................              16,328
                                                                         -------
TELECOMMUNICATION SERVICES - 2.56%
DIVERSIFIED TELECOMMUNICATION - 2.56%
   AT&T, Inc. ..............................................   400,277    15,495
   Fairpoint Communications, Inc. + ........................     3,428        32
   Verizon Communications, Inc. ............................   290,628    11,183
                                                                         -------
TOTAL TELECOMMUNICATION SERVICES ...........................              26,710
                                                                         -------
UTILITIES - 3.04%
ELECTRIC UTILITIES - 2.48%
   CenterPoint Energy, Inc. + ..............................   143,000     2,176
   Dominion Resources, Inc. + ..............................   113,600     4,929
   Entergy Corp. + .........................................    64,100     7,362
   Exelon Corp. ............................................    93,400     7,984
   FPL Group, Inc. .........................................    29,700     1,969
   Public Service Enterprise Group, Inc. ...................    35,200     1,546
                                                                         -------
                                                                          25,966
                                                                         -------
GAS UTILITIES - 0.56%
   Spectra Energy Corp. + ..................................   236,100     5,832
                                                                         -------
TOTAL UTILITIES ............................................              31,798
                                                                         -------
TOTAL COMMON STOCKS ........................................             588,662
                                                                         -------
CONVERTIBLE PREFERRED
STOCKS - 0.34%
FINANCIALS - 0.34%
BANKS - 0.34%
   National City Corp. ## ..................................        36     3,600
                                                                         -------

                                                                 PAR
                                                                AMOUNT
                                                               -------
CORPORATE OBLIGATIONS - 13.23%
AEROSPACE & DEFENSE - 0.05%
Raytheon Co.,
5.375%, Due 4/1/2013 .......................................   $   550       562
                                                                         -------
BANKS - 2.09%
   Bank of America Corp.,
   5.375%, Due 6/15/2014 ...................................       425       432
   7.80%, Due 9/15/2016 ....................................       900     1,022
   6.00%, Due 9/1/2017 .....................................       600       625
   5.75%, Due 12/1/2017 ....................................       535       545
Bank of New York Mellon Corp.,
   4.95%, Due 11/1/2012 ....................................       355       360
Bank One Corp.,
   5.90%, Due 11/15/2011 ...................................     1,225     1,277

                                                                 PAR
                                                                AMOUNT    VALUE
                                                               -------   -------
                                                                  (DOLLARS IN
                                                                   THOUSANDS)
      4.90%, Due 4/30/2015 .................................   $   550   $   533
   Citigroup, Inc.,
      5.125%, Due 2/14/2011 ................................     2,500     2,508
      6.125%, Due 11/21/2017 ...............................     1,055     1,071
   Credit Suisse First Boston,
      6.50%, Due 5/1/2008 + ++ .............................       750       750
   Fifth Third Bancorp,
      8.25%, Due 3/1/2038 ..................................     1,275     1,347
   ING Bank, NV,
      5.125%, Due 5/1/2015 ++ ..............................       450       439
   JP Morgan Chase & Co.,
      6.75%, Due 2/1/2011 ..................................     1,350     1,408
      6.00%, Due 1/15/2018 .................................     1,210     1,254
   National City Bank,
      4.50%, Due 3/15/2010 .................................     1,600     1,521
   Synovus Financial Corp.,
      4.875%, Due 2/15/2013 ................................       550       520
   Wachovia Corp.,
      5.30%, Due 10/15/2011 ................................       500       502
      5.70%, Due 8/1/2013 ..................................       405       405
      5.75%, Due 2/1/2018 ..................................       340       339
   Washington Mutual Finance Corp.,
      6.875%, Due 5/15/2011 ................................       660       689
   Washington Mutual, Inc.,
      8.25%, Due 4/1/2010 + ................................       500       475
      4.625%, Due 4/1/2014 .................................     1,050       829
   Wells Fargo & Co.,
      5.25%, Due 10/23/2012 ................................     1,140     1,164
      4.375%, Due 1/31/2013 ................................       480       475
      5.625%, Due 12/11/2017 ...............................     1,245     1,283
                                                                         -------
                                                                          21,773
                                                                         -------
BASIC MATERIALS - 0.03%
   Weyerhaeuser Co.,
      5.95%, Due 11/1/2008 .................................       340       344
                                                                         -------
COMMUNICATIONS - 0.97%
   Comcast Cable Communications Holdings, Inc.,
      8.375%, Due 3/15/2013 ................................     1,050     1,176
   Comcast Corp.,
      5.30%, Due 1/15/2014 .................................       710       699
      5.875%, Due 2/15/2018 ................................       500       499
      6.45%, Due 3/15/2037 .................................     2,630     2,616
   Time Warner Cable, Inc.,
      5.85%, Due 5/1/2017 ..................................     1,180     1,171
   Verizon Communications, Inc.,
      6.40%, Due 2/15/2038 .................................       350       356
      6.90%, Due 4/15/2038 .................................       708       767

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

                                                           PAR
                                                         AMOUNT         VALUE
                                                       ----------   ------------
                                                        (DOLLARS IN THOUSANDS)
   Viacom, Inc.,
      6.875%, Due 4/30/2036 ........................   $    2,880   $      2,885
                                                                    ------------
                                                                          10,169
                                                                    ------------
CONSUMER DISCRETIONARY - 0.34%
   Wal-Mart Stores, Inc.,
      4.55%, Due 5/1/2013 ..........................          790            800
      7.55%, Due 2/15/2030 .........................          500            578
      6.50%, Due 8/15/2037 .........................        1,340          1,422
      6.20%, Due 4/15/2038 .........................          781            795
                                                                    ------------
                                                                           3,595
                                                                    ------------
CONSUMER STAPLES - 0.22%
   Archer-Daniels-Midland Co.,
      6.45%, Due 1/15/2038 .........................          350            363
   Diageo Capital plc,
      5.75%, Due 10/23/2017 ........................          440            449
   Dr Pepper Snapple Group, Inc.,
      6.82%, Due 5/1/2018 ++ .......................          250            259
   Kellogg Co.,
      4.25%, Due 3/6/2013 ..........................          500            492
   Kraft Foods, Inc.,
      6.50%, Due 8/11/2017 .........................          655            685
                                                                    ------------
                                                                           2,248
                                                                    ------------
ELECTRONIC COMPONENTS - 0.18%
   Tyco Electronics Group SA,
      6.55%, Due 10/1/2017 ++ ......................        1,292          1,323
      7.125%, Due 10/1/2037 ++ .....................          500            512
                                                                    ------------
                                                                           1,835
                                                                    ------------
ENERGY - 0.85%
   Apache Corp.,
      5.25%, Due 4/15/2013 .........................        1,055          1,083
   Canadian Natural Resources Ltd.,
      6.70%, Due 7/15/2011 .........................          410            431
      5.90%, Due 2/1/2018 ..........................          265            269
      6.25%, Due 3/15/2038 .........................          500            488
   Consolidated Natural Gas Co.,
      6.00%, Due 10/15/2010 ........................          495            515
   EOG Resources, Inc.,
      4.75%, Due 3/15/2014 ++ ......................          550            570
   Marathon Oil Corp.,
      6.00%, Due 10/1/2017 .........................          545            555
      6.60%, Due 10/1/2037 .........................          240            243
   Transocean, Inc.,
      6.00%, Due 3/15/2018 .........................          775            802
      6.80%, Due 3/15/2038 .........................        3,170          3,372
   Weatherford International, Inc.,
      5.95%, Due 6/15/2012 .........................          510            530
                                                                    ------------
                                                                           8,858
                                                                    ------------

                                                           PAR
                                                         AMOUNT         VALUE
                                                       ----------   ------------
                                                        (DOLLARS IN THOUSANDS)
FINANCE - 2.29%
   American Express Co.,
      8.15%, Due 3/19/2038 .........................   $      325   $        378
   American General Finance Corp.,
      4.875%, Due 5/15/2010 ........................          500            496
      4.00%, Due 3/15/2011 .........................        1,245          1,180
   American Honda Finance Corp.,
      4.625%, Due 4/2/2013 ++ ......................          650            639
   Ameriprise Financial, Inc.,
      5.35%, Due 11/15/2010 ........................          975            986
   Bear Stearns Cos., Inc.,
      7.25%, Due 2/1/2018 ..........................          340            372
   Capital One Financial Corp.,
      5.70%, Due 9/15/2011 + .......................          490            478
   Countrywide Home Loans, Inc.,
      4.00%, Due 3/22/2011 .........................          140            128
   Federal National Mortgage Association,
      6.00%, Due 4/18/2036 + .......................        5,065          5,366
   General Electric Capital Corp.,
      4.375%, Due 3/3/2012 .........................          995            990
      5.65%, Due 6/9/2014 + ........................        1,050          1,092
      5.625%, Due 5/1/2018 .........................          500            505
      5.875%, Due 1/14/2038 ........................          350            334
   Goldman Sachs Group, Inc.,
      4.75%, Due 7/15/2013 .........................          450            442
      6.25%, Due 9/1/2017 ..........................          550            562
      5.95%, Due 1/18/2018 .........................          280            279
      6.75%, Due 10/1/2037 .........................        1,402          1,374
   HSBC Finance Corp.,
      5.25%, Due 1/14/2011 .........................        2,150          2,161
   International Lease Finance Corp.,
      6.375%, Due 3/15/2009 ........................        1,025          1,031
      5.75%, Due 6/15/2011 .........................          475            474
   Lehman Brothers Holdings, Inc.,
      4.25%, Due 1/27/2010 .........................          550            541
      5.625%, Due 1/24/2013 ........................          340            335
      6.20%, Due 9/26/2014 .........................          150            151
      6.875%, Due 7/17/2037 ........................        2,695          2,498
   Merrill Lynch & Co., Inc.,
      5.45%, Due 2/5/2013 ..........................          340            331
      6.875%, Due 4/25/2018 ........................          330            333
      6.11%, Due 1/29/2037 .........................          500            422
                                                                    ------------
                                                                          23,878
                                                                    ------------
HEALTH CARE - 0.05%
   Covidien International Finance SA,
      5.45%, Due 10/15/2012 ++ .....................          360            363

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

                                                           PAR
                                                         AMOUNT         VALUE
                                                       ----------   ------------
                                                        (DOLLARS IN THOUSANDS)
      6.00%, Due 10/15/2017 ++ .....................   $      180   $        184
                                                                    ------------
                                                                             547
                                                                    ------------
INDUSTRIAL - 0.03%
   Koninklijke Philips Electronics NV,
      5.75%, Due 3/11/2018 .........................          335            344
                                                                    ------------
INDUSTRIALS - 1.72%
   Burlington Northern Santa Fe Corp.,
      5.75%, Due 3/15/2018 .........................          650            659
   Canadian National Railway Co.,
      5.55%, Due 5/15/2018 .........................          500            507
   Caterpillar Financial Services Corp.,
      4.15%, Due 1/15/2010 .........................          500            503
      4.85%, Due 12/7/2012 .........................          505            511
      4.25%, Due 2/8/2013 ..........................          500            493
   Con-way, Inc.,
      8.875%, Due 5/1/2010 .........................        1,850          1,978
   Covidien International Finance SA,
      6.55%, Due 10/15/2037 ++ .....................          578            591
   CRH America, Inc.,
      6.00%, Due 9/30/2016 .........................          985            926
   Daimler Finance NA LLC,
      7.75%, Due 1/18/2011 .........................        1,000          1,069
      5.875%, Due 3/15/2011 ........................          450            461
      5.75%, Due 9/8/2011 ..........................          550            564
   Honeywell International, Inc.,
      4.25%, Due 3/1/2013 ..........................          500            497
      John Deere Capital Corp.,
      4.125%, Due 1/15/2010 ........................        1,250          1,256
      5.40%, Due 10/17/2011 ........................          655            677
   Kraft Foods, Inc.,
      7.00%, Due 8/11/2037 .........................        1,990          2,095
   Masco Corp.,
      6.125%, Due 10/3/2016 ........................          430            401
   Nissan Motor Acceptance Corp.,
      5.625%, Due 3/14/2011 ++ .....................          500            501
   Norfolk Southern Corp.,
      5.75%, Due 4/1/2018 ++ .......................          650            659
   Starbucks Corp.,
      6.25%, Due 8/15/2017 .........................          400            397
   Target Corp.,
      6.50%, Due 10/15/2037 ........................          445            448
   Unilever Capital Corp.,
      7.125%, Due 11/1/2010 ........................        2,000          2,170
   Union Pacific Corp.,
      6.50%, Due 4/15/2012 .........................          550            583
                                                                    ------------
                                                                          17,946
                                                                    ------------

                                                           PAR
                                                         AMOUNT         VALUE
                                                       ----------   ------------
                                                        (DOLLARS IN THOUSANDS)
INSURANCE - 1.33%
   Aegon Funding Corp.,
      5.75%, Due 12/15/2020 ........................   $      450   $        421
   American International Group, Inc.,
      5.85%, Due 1/16/2018 .........................          550            550
      6.25%, Due 5/1/2036 ..........................          500            488
   ASIF Global Financing,
      3.90%, Due 10/22/2008 ++ .....................          700            697
   Hartford Financial Services Group, Inc.,
      5.25%, Due 10/15/2011 ........................        1,250          1,267
      5.375%, Due 3/15/2017 ........................          685            668
   John Hancock Global Funding II,
      7.90%, Due 7/2/2010 ++ .......................        1,500          1,642
   Liberty Mutual Insurance Co.,
      7.875%, Due 10/15/2026 ++ ....................        1,500          1,675
   Lincoln National Corp.,
      4.75%, Due 2/15/2014 .........................          275            266
   MetLife, Inc.,
      5.375%, Due 12/15/2012 .......................          660            676
      5.00%, Due 6/15/2015 .........................          485            481
      6.375%, Due 6/15/2034 ........................          525            520
   Metropolitan Life Global Funding I,
      4.625%, Due 8/19/2010 ++ .....................        1,200          1,219
   Prudential Financial, Inc.,
      4.50%, Due 7/15/2013 .........................          550            537
      5.10%, Due 9/20/2014 .........................          690            681
   UnitedHealth Group, Inc.,
      6.625%, Due 11/15/2037 .......................        1,821          1,717
   Willis North America, Inc.,
      6.20%, Due 3/28/2017 .........................          360            351
                                                                    ------------
                                                                          13,856
                                                                    ------------
PHARMACEUTICALS - 0.71%
   Abbott Laboratories,
      6.15%, Due 11/30/2037 ........................          447            465
   AstraZeneca plc,
      5.40%, Due 9/15/2012 .........................          980          1,015
      6.45%, Due 9/15/2037 .........................        1,880          2,031
   Biogen Idec, Inc.,
      6.875%, Due 3/1/2018 .........................          900            888
   Bristol-Myers Squibb Co.,
      5.45%, Due 5/1/2018 ..........................          250            253
      6.125%, Due 5/1/2038 .........................          875            883
   Hospira, Inc.,
      6.05%, Due 3/30/2017 .........................          360            353
   Schering-Plough Corp.,
      6.75%, Due 12/1/2033 .........................          600            616

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

                                                           PAR
                                                         AMOUNT         VALUE
                                                       ----------   ------------
                                                        (DOLLARS IN THOUSANDS)
   Wyeth Corp.,
      5.50%, Due 2/1/2014 ..........................   $      935   $        960
                                                                    ------------
                                                                           7,464
                                                                    ------------
REAL ESTATE - 0.35%
   Equity Residential,
      5.125%, Due 3/15/2016 ........................          895            821
   iStar Financial, Inc.,
      5.85%, Due 3/15/2017 + .......................          750            622
   ProLogis Trust,
      5.50%, Due 4/1/2012 ..........................          450            440
      5.625%, Due 11/15/2016 .......................          550            512
   Simon Property Group LP,
      5.375%, Due 6/1/2011 .........................          550            550
      5.75%, Due 12/1/2015 .........................          710            694
                                                                    ------------
                                                                           3,639
                                                                    ------------
TECHNOLOGY - 0.39%
   Cisco Systems, Inc.,
      5.25%, Due 2/22/2011 .........................          550            568
   Computer Sciences Corp.,
      5.50%, Due 3/15/2013 + ++ ....................          140            141
      6.50%, Due 3/15/2018 ++ ......................          495            511
   Hewlett-Packard Co.,
      4.50%, Due 3/1/2013 ..........................        1,085          1,094
   Oracle Corp.,
      4.95%, Due 4/15/2013 .........................          455            463
      6.50%, Due 4/15/2038 .........................          970          1,002
   Xerox Corp.,
      5.65%, Due 5/15/2013 .........................          250            251
                                                                    ------------
                                                                           4,030
                                                                    ------------
TELEPHONE - 0.68%
   America Movil, S.A.B. de C.V.,
      6.375%, Due 3/1/2035 .........................          500            490
   AT&T, Inc.,
      5.10%, Due 9/15/2014 .........................        1,335          1,339
      5.625%, Due 6/15/2016 ........................          550            558
      5.50%, Due 2/1/2018 ..........................          425            425
      6.80%, Due 5/15/2036 .........................          250            263
   Cingular Wireless Services, Inc.,
      7.875%, Due 3/1/2011 .........................          550            595
      8.75%, Due 3/1/2031 ..........................          445            548
    Deutsche Telekom AG,
      8.00%, Due 6/15/2010 .........................          380            407
   Nextel Communications, Inc.,
      6.875%, Due 10/31/2013 .......................          615            507
   Telecom Italia S.p.A.,
      4.00%, Due 11/15/2008 ........................          580            577

                                                           PAR
                                                         AMOUNT         VALUE
                                                       ----------   ------------
                                                        (DOLLARS IN THOUSANDS)
   Telefonica Emisiones SAU,
      5.984%, Due 6/20/2011 ........................   $      380   $        388
   Verizon Communications, Inc.,
      5.50%, Due 4/1/2017 ..........................          500            502
   Vodafone Group plc,
      6.15%, Due 2/27/2037 + .......................          500            492
                                                                    ------------
                                                                           7,091
                                                                    ------------
UTILITIES - 0.95%
   American Water Capital Corp.,
      6.593%, Due 10/15/2037 ++ ....................        1,492          1,436
   Columbus Southern Power Co.,
      5.50%, Due 3/1/2013 ..........................          830            839
   Dominion Resources, Inc.,
   Series A, 5.60%, Due 11/15/2016 .................          500            500
   Duke Energy Carolinas LLC,
      5.10%, Due 4/15/2018 .........................          500            497
   Duke Energy Indiana, Inc.,
      6.05%, Due 6/15/2016 .........................          520            528
   FPL Group Capital, Inc.,
      5.625%, Due 9/1/2011 .........................        1,175          1,221
   MidAmerican Energy Holdings Co.,
      5.875%, Due 10/1/2012 ........................        1,070          1,115
      6.125%, Due 4/1/2036 .........................          500            499
   Public Service Enterprise Group, Inc.,
      6.95%, Due 6/1/2012 ..........................          925            984
   Southern Power Co.,
      6.25%, Due 7/15/2012 .........................          690            728
   Virginia Electric and Power Co.,
      5.40%, Due 4/30/2018 .........................          500            495
   Xcel Energy, Inc.,
      5.613%, Due 4/1/2017 .........................        1,089          1,078
                                                                    ------------
                                                                           9,920
                                                                    ------------
   TOTAL CORPORATE OBLIGATIONS .....................                     138,099
                                                                    ------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 2.04%
COMMERCIAL MORTGAGE-BACKED SECURITY - 1.12%
   Banc of America Commercial Mortgage, Inc.,
      2005-6 A1, 5.001%, Due 9/10/2047 .............          681            683
      2007-2 A2, 5.634%, Due 4/10/2049 .............        1,100          1,096
   Bear Stearns Commercial Mortgage
      Securities, Inc.,
      2006-T22 A2, 5.631%, Due 4/12/2038 ...........          905            910
      2004-PWR5 A4, 4.831%, Due 7/11/2042 ..........        2,010          1,961
      2005-T20 A2, 5.127%, Due 10/12/2042 ..........          875            878
   Citigroup Commercial Mortgage Trust,
      2004-C2 A3, 4.38%, Due 10/15/2041 ............          995            974

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

                                                           PAR
                                                         AMOUNT         VALUE
                                                       ----------   ------------
                                                        (DOLLARS IN THOUSANDS)
General Electric Capital Commercial
   Mortgage Corp.,
   2003-C2 A2, 4.17%, Due 7/10/2037 ................   $      224   $        223
JP Morgan Chase Commercial Mortgage
   Securities Corp.,
   2004-CBX A4, 4.529%, Due 1/12/2037 ..............          555            546
   2005-LDP3 A1, 4.655%, Due 8/15/2042 .............          237            237
   2005-LDP4 A1, 4.613%, Due 10/15/2042 ............           64             64
   2005-LDP1 A2, 4.625%, Due 3/15/2046 .............        1,035          1,031
   2007-CB19 A4, 5.937%, Due 2/12/2049 .............          800            794
   2007-CB20 A2, 5.629%, Due 2/12/2051 .............        1,050          1,045
LB-UBS Commercial Mortgage Trust,
   2004-C1 A4, 5.424%, Due 2/15/2040 ...............          750            728
Wachovia Bank Commercial Mortgage Trust,
   2007-C32 A2, 5.923%, Due 6/15/2049 ..............          530            531
                                                                    ------------
                                                                          11,701
                                                                    ------------
WHOLE LOAN COLLATERALIZED MORTGAGE
   OBLIGATIONS - 0.92%
   Banc of America Mortgage Securities, Inc.,
      2004-8 3A1, 5.25%, Due 10/25/2019 ............        1,023          1,025
   Chase Mortgage Finance Corp.,
      2006-A1 A1, 6.037%, Due 9/25/2036 # ..........        1,515          1,541
   Citicorp Mortgage Securities, Inc.,
      2006-3 2A1, 5.50%, Due 6/25/2021 .............        1,370          1,382
   Countrywide Home Loan Mortgage Pass Through
      Trust, 2007-18 A1, 6.00%, Due 9/25/2037 ......        1,544          1,500
   Prime Mortgage Trust,
      2005-2, 5.25%, Due 7/25/2020 .................        1,814          1,830
   Wells Fargo Mortgage Backed Securities Trust,
      2006-11 A8, 6.00%, Due 9/25/2036 .............          913            878
      2007-7 A1, 6.00%, Due 6/25/2037 ..............        1,528          1,454
                                                                    ------------
                                                                           9,610
                                                                    ------------
TOTAL NON-AGENCY MORTGAGE-BACKED OBLIGATIONS .......                      21,311
                                                                    ------------
ASSET-BACKED SECURITIES - 0.61%
   American Express Credit Account Master Trust,
      2006-2 A, 5.35%, Due 1/15/2014 ...............        2,150          2,192
   Capital Auto Receivables Asset Trust,
      2006-SN1A A4A, 5.32%, Due 3/20/2010 ++ .......        1,500          1,513
   Capital One Multi-Asset Execution Trust,
      2006-A10 A10, 5.15%, Due 6/15/2014 ...........        1,600          1,615
   Volkswagen Auto Loan Enhanced Trust,
      2005-1 A4, 4.86%, Due 4/20/2012 ..............        1,000          1,008
                                                                    ------------
TOTAL ASSET-BACKED SECURITIES ......................                       6,328
                                                                    ------------

                                                           PAR
                                                         AMOUNT         VALUE
                                                       ----------   ------------
                                                        (DOLLARS IN THOUSANDS)
U.S. AGENCY MORTGAGE-BACKED
OBLIGATIONS - 8.44%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.41%
   5.50%, Due 8/1/2017 .............................   $       67   $         68
   5.50%, Due 9/1/2017 .............................          290            297
   5.50%, Due 6/1/2018 .............................          137            140
   5.50%, Due 10/1/2018 ............................        1,164          1,191
   4.50%, Due 3/1/2019 .............................          860            854
   5.00%, Due 10/1/2020 ............................        1,195          1,204
   5.50%, Due 5/1/2021 .............................          703            717
   5.00%, Due 7/1/2021 .............................        1,666          1,680
   5.50%, Due 9/1/2021 .............................          330            336
   5.00%, Due 11/1/2021 ............................          612            616
   5.50%, Due 4/1/2022 .............................          370            377
   5.00%, Due 5/1/2022 .............................          578            582
   6.50%, Due 5/1/2029 .............................           61             64
   6.50%, Due 6/1/2029 .............................           11             11
   6.50%, Due 7/1/2029 .............................          186            194
   6.00%, Due 8/1/2029 .............................          103            106
   5.00%, Due 8/1/2033 .............................        1,642          1,619
   5.50%, Due 2/1/2034 .............................        1,610          1,624
   5.00%, Due 3/1/2034 .............................        1,288          1,270
   6.00%, Due 6/1/2034 .............................          962            990
   6.00%, Due 8/1/2034 .............................          869            892
   5.00%, Due 8/1/2035 .............................        1,158          1,140
   5.00%, Due 9/1/2035 .............................        1,496          1,473
   5.00%, Due 9/1/2035 .............................        1,648          1,623
   5.50%, Due 11/1/2036 ............................        1,593          1,605
   5.897%, Due 12/1/2036 # .........................        1,953          1,995
   5.839%, Due 1/1/2037 # ..........................        2,379          2,435
   5.796%, Due 3/1/2037 # ..........................        1,440          1,468
   5.256%, Due 4/1/2037 # ..........................        1,690          1,721
   5.50%, Due 4/1/2037 .............................        1,783          1,797
   5.50%, Due 5/1/2037 .............................        3,912          3,942
   6.00%, Due 7/1/2037 .............................        3,937          4,031
   6.50%, Due 8/1/2037 .............................          536            556
   6.00%, Due 9/1/2037 .............................          591            605
   6.00%, Due 12/1/2037 ............................        2,401          2,458
   5.00%, Due 3/1/2038 .............................        4,399          4,327
                                                                    ------------
                                                                          46,008
                                                                    ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.48%
   5.50%, Due 2/1/2014 .............................          415            426
   6.00%, Due 4/1/2016 .............................          330            340
   5.00%, Due 12/1/2017 ............................          863            873
   5.00%, Due 6/1/2018 .............................        1,835          1,854
   4.50%, Due 9/1/2018 .............................        1,400          1,392
   5.50%, Due 12/1/2018 ............................           86             88
   4.00%, Due 8/1/2020 .............................        1,046          1,007

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

                                                           PAR
                                                         AMOUNT         VALUE
                                                       ----------   ------------
                                                        (DOLLARS IN THOUSANDS)
   5.50%, Due 4/1/2021 .............................   $    1,113   $      1,137
   6.00%, Due 1/1/2029 .............................          543            560
   5.50%, Due 11/1/2033 ............................        2,166          2,186
   5.00%, Due 3/1/2034 .............................        1,694          1,669
   4.50%, Due 9/1/2034 .............................          753            719
   6.50%, Due 3/1/2035 .............................          288            298
   5.50%, Due 12/1/2035 ............................        1,348          1,358
   5.50%, Due 12/1/2035 ............................          417            420
   5.50%, Due 1/1/2036 .............................        1,424          1,434
   5.50%, Due 2/1/2036 .............................          978            985
   5.00%, Due 2/1/2036 .............................          836            822
   5.00%, Due 3/1/2036 .............................        1,522          1,497
   5.50%, Due 3/1/2036 .............................          349            352
   5.50%, Due 4/1/2036 .............................        2,410          2,428
   6.00%, Due 8/1/2036 .............................          604            618
   6.00%, Due 9/1/2036 .............................        1,104          1,130
   6.00%, Due 9/1/2036 .............................          205            210
   6.00%, Due 10/1/2036 ............................        1,296          1,327
   5.50%, Due 12/1/2036 ............................        1,837          1,850
   6.50%, Due 12/1/2036 ............................        2,012          2,085
   5.50%, Due 2/1/2037 .............................        1,767          1,779
   6.50%, Due 8/1/2037 .............................          860            891
   6.00%, Due 9/1/2037 .............................        2,266          2,318
   6.50%, Due 9/1/2037 .............................          542            561
   6.00%, Due 11/1/2037 ............................          722            739
   6.50%, Due 11/1/2037 ............................          952            987
                                                                    ------------
                                                                          36,340
                                                                    ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.55%
   7.00%, Due 12/15/2025 ...........................          323            347
   4.201%, Due 8/16/2026 ...........................          817            814
   6.50%, Due 8/15/2027 ............................          377            394
   6.50%, Due 11/15/2027 ...........................          378            395
   7.50%, Due 12/15/2028 ...........................          283            305
   5.50%, Due 7/15/2033 ............................        1,005          1,020
   6.00%, Due 12/15/2033 ...........................        1,061          1,094
   5.50%, Due 2/20/2034 ............................        1,350          1,369
                                                                    ------------
                                                                           5,738
                                                                    ------------
TOTAL U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS ......                      88,086
                                                                    ------------
U.S. AGENCY OBLIGATIONS - 9.51%
FEDERAL HOME LOAN BANK - 0.86%
   5.00%, Due 10/16/2009 + .........................        2,280          2,302
   5.25%, Due 11/3/2009 ............................        1,360          1,378
   4.50%, Due 9/16/2013 ............................        5,100          5,294
                                                                    ------------
                                                                           8,974
                                                                    ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 6.62%
   Zero Coupon, Due 12/15/2008 .....................       20,325         20,060

                                                           PAR
                                                         AMOUNT         VALUE
                                                       ----------   ------------
                                                        (DOLLARS IN THOUSANDS)
   5.25%, Due 2/24/2011 + ..........................   $    2,860   $      2,923
   5.125%, Due 4/18/2011 + .........................        3,700          3,911
   4.50%, Due 1/15/2015 + ..........................       34,290         35,345
   5.40%, Due 3/17/2021 ............................        2,740          2,888
   6.00%, Due 12/15/2031 ...........................        2,195          2,261
   6.25%, Due 7/15/2032 + ..........................        1,500          1,778
                                                                    ------------
                                                                          69,166
                                                                    ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.03%
   7.25%, Due 1/15/2010 ............................        3,000          3,218
   5.125%, Due 1/2/2014 ............................          820            838
   5.375%, Due 6/12/2017 + .........................        2,650          2,864
   6.25%, Due 5/15/2029 + ..........................       12,200         14,223
                                                                    ------------
                                                                          21,143
                                                                    ------------
TOTAL U.S. AGENCY OBLIGATIONS ......................                      99,283
                                                                    ------------
U.S. TREASURY OBLIGATIONS - 3.30%
   4.50%, Due 3/31/2012 + ..........................        1,760          1,868
   2.75%, Due 2/28/2013 + ..........................        3,700          3,652
   4.75%, Due 5/15/2014 + ..........................        9,810         10,665
   4.125%, Due 5/15/2015 + .........................        2,125          2,222
   3.50%, Due 2/15/2018 + ..........................        4,445          4,350
   9.125%, Due 5/15/2018 + .........................        1,250          1,791
   7.875%, Due 2/15/2021 + .........................        1,200          1,623
   6.25%, Due 8/15/2023 + ..........................        1,400          1,685
   6.875%, Due 8/15/2025 + .........................        1,580          2,034
   5.25%, Due 11/15/2028 + .........................        1,250          1,371
   5.00%, Due 5/15/2037 + ..........................        2,900          3,143
                                                                    ------------
TOTAL U.S. TREASURY OBLIGATIONS ....................                      34,404
                                                                    ------------

                                                         SHARES
                                                       ----------
SHORT TERM INVESTMENTS - 5.84%
   American Beacon Money Market Select
      Fund Section .................................   34,245,287         34,245

                                                           PAR
                                                         AMOUNT
                                                       ----------
U.S. Treasury Bill,
   3.26%, Due 5/15/2008 + @ ........................   $   24,000         23,991
   1.23%, Due 6/12/2008 @ ..........................        2,780          2,776
                                                                    ------------
TOTAL SHORT TERM INVESTMENTS .......................                      61,012
                                                                    ------------

                                                         SHARES
                                                      -----------
SECURITIES LENDING
COLLATERAL - 18.68%
   American Beacon Cash Plus Trust Section ........   157,087,445        157,088

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

                                                         SHARES         VALUE
                                                       ----------   ------------
                                                        (DOLLARS IN THOUSANDS)
American Beacon Money Market Select Fund Section      $38,016,115   $     38,016
                                                                    ------------
TOTAL SECURITIES LENDING COLLATERAL                                      195,104
                                                                    ------------
TOTAL INVESTMENTS 118.36% - (COST $1,171,336)                          1,235,889
LIABILITIES, NET OF OTHER ASSETS - (18.36%)                             (191,691)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $  1,044,198
                                                                    ============

        Percentages are stated as a percent of net assets.

##      Non-income producing security.

+       All or a portion of this security is on loan at April 30, 2008.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $15,624 or 1.50% of net assets. The Fund has no right to demand registration of these securities.

# The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

Section The Fund/Trust is affiliated by having the same investment advisor.

@ At April 30, 2008, security pledged as collateral for open futures contracts.

FUTURES CONTRACTS
(DOLLARS IN THOUSANDS)

                                                              UNREALIZED
                         NUMBER OF   EXPIRATION    MARKET    APPRECIATION/
                         CONTRACTS      DATE       VALUE    (DEPRECIATION)
                         ---------   ----------   -------   --------------
Emini S&P 500 Index ..      518       Jun 2008    $35,897       $1,260
                                                  =======       ======


                             See accompanying notes

AMERICAN BEACON LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

                                                         SHARES         VALUE
                                                       ----------   ------------
                                                        (DOLLARS IN THOUSANDS)
COMMON STOCKS - 96.38%
CONSUMER DISCRETIONARY - 11.55%
AUTO COMPONENTS - 0.90%
   Johnson Controls, Inc. + ........................      21,609    $        762
                                                                    ------------
EDUCATION & TRAINING SERVICES - 0.03%
   DeVry, Inc. + ...................................         500              28
                                                                    ------------
HOTELS, RESTAURANTS & LEISURE - 2.76%
   McDonald's Corp. ................................      25,559           1,523
   Yum! Brands, Inc. + .............................      19,891             809
                                                                    ------------
                                                                           2,332
                                                                    ------------
INTERNET & CATALOG RETAIL - 0.49%
   Amazon.com, Inc. ## + ...........................       3,500             275
   eBay, Inc. ## ...................................       4,400             138
                                                                    ------------
                                                                             413
                                                                    ------------
MEDIA - 2.89%
   CBS Corp. + .....................................      30,445             702
   Liberty Media Holding Corp. ## ..................       1,200              18
   Omnicom Group, Inc. + ...........................      16,708             798
   Time Warner, Inc. + .............................      62,000             921
                                                                    ------------
                                                                           2,439
                                                                    ------------
MULTILINE RETAIL - 1.19%
   BJ's Wholesale Club, Inc. ## + ..................       8,800             335
   Costco Wholesale Corp. ..........................       8,800             627
   Wal-Mart Stores, Inc. + .........................         700              41
                                                                    ------------
                                                                           1,003
                                                                    ------------
SPECIALTY RETAIL - 3.29%
   Aeropostale, Inc. ## + ..........................       3,800             121
   AutoNation, Inc. ## + ...........................         801              13
   Best Buy Company, Inc. + ........................      25,653           1,103
   GameStop Corp. ## + .............................       7,800             429
   Nike, Inc. + ....................................      12,540             838
   TJX Cos., Inc. ..................................       8,400             271
                                                                    ------------
                                                                           2,775
                                                                    ------------
TOTAL CONSUMER DISCRETIONARY .......................                       9,752
                                                                    ------------
CONSUMER STAPLES - 8.60%
BEVERAGES - 1.47%
   Coca-Cola Co. ...................................      11,692             688
   Hansen Natural Corp. ## + .......................         500              18
   PepsiCo, Inc. ...................................       7,800             535
                                                                    ------------
                                                                           1,241
                                                                    ------------
FOOD & DRUG RETAILING - 1.79%
   CVS Caremark Corp. ..............................       2,500             101

                                                         SHARES         VALUE
                                                       ----------   ------------
                                                        (DOLLARS IN THOUSANDS)
   The Kroger Co. + ................................       40,837   $      1,113
   Ruddick Corp. + .................................        4,000            155
   Safeway, Inc. + .................................        3,700            117
   SUPERVALU, Inc. .................................          700             23
                                                                    ------------
                                                                           1,509
                                                                    ------------
FOOD PRODUCTS - 1.74%
   Bunge Ltd. ## + .................................        1,100            126
   H.J. Heinz Co. + ................................       15,763            741
   Herbalife Ltd. + ................................        6,600            289
   Hormel Foods Corp. ..............................          600             24
   Kellogg Co. .....................................          100              5
   Tyson Foods, Inc. ...............................       15,800            281
                                                                    ------------
                                                                           1,466
                                                                    ------------
HOUSEHOLD PRODUCTS - 0.85%
   Church & Dwight Co., Inc. + .....................          500             28
   Colgate-Palmolive Co. ...........................        9,136            646
   The Procter & Gamble Co. ........................          700             47
                                                                    ------------
                                                                             721
                                                                    ------------
PERSONAL PRODUCTS - 0.93%
   Alberto-Culver Co. ..............................        1,700             43
   Avon Products, Inc. .............................       19,082            744
                                                                    ------------
                                                                             787
                                                                    ------------
TOBACCO - 1.82%
   Altria Group, Inc. ..............................       14,600            292
   Loews Corp. .....................................        1,100             72
   Philip Morris International, Inc. ## ............       11,700            597
   Universal Corp. + ...............................        1,700            109
   UST, Inc. + .....................................        8,900            464
                                                                    ------------
                                                                           1,534
                                                                    ------------
TOTAL CONSUMER STAPLES .............................                       7,258
                                                                    ------------
ENERGY - 11.03%
ENERGY EQUIPMENT & SERVICES - 7.24%
   Cameron International Corp. ## + ................       16,934            834
   Diamond Offshore Drilling, Inc. .................          100             12
   Dresser-Rand Group, Inc. ## .....................        5,000            183
   FMC Technologies, Inc. ## + .....................        2,500            168
   Global Industries Ltd. ## .......................       23,400            373
   Halliburton Co. + ...............................       34,458          1,582
   National Oilwell Varco, Inc. ## + ...............       14,098            965
   Oceaneering International, Inc. ## ..............          900             60
   Patterson-UTI Energy, Inc. + ....................          100              3
   Schlumberger Ltd. ...............................        8,760            881
   SEACOR Holdings, Inc. ## + ......................          900             77
   Smith International, Inc. + .....................       12,750            975
                                                                    ------------
                                                                           6,113
                                                                    ------------

                             See accompanying notes

AMERICAN BEACON LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

                                                         SHARES         VALUE
                                                       ----------   ------------
                                                        (DOLLARS IN THOUSANDS)
OIL & GAS - 3.79%
   Anadarko Petroleum Corp. + ......................        9,400   $        626
   Cabot Oil & Gas Corp. ...........................        1,800            102
   Denbury Resources, Inc. ## ......................        1,900             58
   Exterran Holdings, Inc. ## + ....................        1,600            107
   Exxon Mobil Corp. ...............................        7,400            689
   Murphy Oil Corp. + ..............................       10,099            912
   Noble Energy, Inc. ..............................          100              9
   Occidental Petroleum Corp. ......................          500             42
   Pioneer Natural Resources Co. + .................          700             40
   Ultra Petroleum Corp. ## ........................        1,200            100
   Valero Energy Corp. .............................        8,500            415
   W&T Offshore, Inc. + ............................        2,500            102
                                                                    ------------
                                                                           3,202
                                                                    ------------
TOTAL ENERGY .......................................                       9,315
                                                                    ------------
FINANCIALS - 5.19%
BANKS - 0.39%
   Bank of America Corp. ...........................        6,100            229
   Bank of New York Mellon Corp. ...................        1,800             79
   Hudson City Bancorp, Inc. .......................          900             17
                                                                    ------------
                                                                             325
                                                                    ------------
DIVERSIFIED FINANCIALS - 1.49%
   Alliance Data Systems Corp. ## ..................          200             12
   Blackrock, Inc. + ...............................          800            161
   Capital One Financial Corp. + ...................          800             42
   Eaton Vance Corp. + .............................        4,100            150
   Federated Investors, Inc. .......................        1,000             33
   Mastercard, Inc. + ..............................          700            195
   State Street Corp. + ............................        8,825            637
   The Western Union Co. ...........................        1,000             23
                                                                    ------------
                                                                           1,253
                                                                    ------------
INSURANCE - 1.71%
   American International Group, Inc. ..............       12,896            596
   Arch Capital Group Ltd. ## ......................          100              7
   Axis Capital Holdings Ltd. ......................        2,000             68
   Berkshire Hathaway, Inc. ## .....................            1            134
   Prudential Financial, Inc. ......................        8,485            642
                                                                    ------------
                                                                           1,447
                                                                    ------------
REAL ESTATE - 1.60%
   AvalonBay Communities, Inc. + ...................          300             30
   Equity Residential ..............................          300             12
   Federal Realty Investment Trust + ...............          900             74
   Jones Lang LaSalle, Inc. ........................          700             54
   Macerich Co. ....................................          500             37
   ProLogis ........................................       16,600          1,039

                                                         SHARES         VALUE
                                                       ----------   ------------
                                                        (DOLLARS IN THOUSANDS)
   Ventas, Inc. ....................................        2,200   $        107
                                                                    ------------
                                                                           1,353
                                                                    ------------
TOTAL FINANCIALS ...................................                       4,378
                                                                    ------------
HEALTH CARE - 14.73%
BIOTECHNOLOGY - 2.56%
   Biogen Idec, Inc. ## + ..........................       15,000            910
   Genentech, Inc. ## ..............................          200             14
   Gilead Sciences, Inc. ## + ......................       20,297          1,050
   Idexx Laboratories, Inc. ## + ...................          200             11
   Invitrogen Corp. ## + ...........................        1,900            178
                                                                    ------------
                                                                           2,163
                                                                    ------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.41%
   Baxter International, Inc. ......................       11,000            685
   Beckman Coulter, Inc. ...........................        1,200             82
   Becton, Dickinson & Co. .........................        8,017            717
   Boston Scientific Corp. ## ......................        4,700             63
   Covidien Ltd. ...................................        1,700             79
   Intuitive Surgical, Inc. ## + ...................          200             58
   Kinetic Concepts, Inc. ## + .....................        4,000            159
   Medtronic, Inc. + ...............................        3,300            161
   STERIS Corp. ....................................          200              5
   Varian Medical Systems, Inc. ## + ...............          500             23
                                                                    ------------
                                                                           2,032
                                                                    ------------
HEALTH CARE PROVIDERS & SERVICES - 2.52%
   AmerisourceBergen Corp. .........................        9,100            369
   Express Scripts, Inc. ## ........................       15,571          1,090
   Laboratory Corp. of America Holdings ## + .......        8,870            671
                                                                    ------------
                                                                           2,130
                                                                    ------------
PHARMACEUTICALS - 7.24%
   Abbott Laboratories .............................       15,018            792
   Amgen, Inc. ## ..................................        8,200            344
   Eli Lilly & Co. + ...............................       21,137          1,018
   Johnson & Johnson ...............................       10,584            710
   Medco Health Solutions, Inc. ## + ...............       21,400          1,060
   Merck & Co., Inc. ...............................       15,700            597
   Pfizer, Inc. ....................................       41,800            841
   Watson Pharmaceuticals, Inc. ## + ...............        1,100             34
   Wyeth Corp. .....................................       16,037            713
                                                                    ------------
                                                                           6,109
                                                                    ------------
TOTAL HEALTH CARE ..................................                      12,434
                                                                    ------------
INDUSTRIALS - 16.37%
AEROSPACE & DEFENSE - 6.38%
   Boeing Co. ......................................       12,955          1,099
   General Dynamics Corp. ..........................        9,214            833

                             See accompanying notes

AMERICAN BEACON LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

                                                         SHARES         VALUE
                                                       ----------   ------------
                                                        (DOLLARS IN THOUSANDS)
   Goodrich Corp. ..................................       11,208   $        764
   Lockheed Martin Corp. ...........................        9,823          1,042
   Northrop Grumman Corp. ..........................       11,900            875
   Raytheon Co. + ..................................          900             58
   United Technologies Corp. .......................        9,881            716
                                                                    ------------
                                                                           5,387
                                                                    ------------
COMMERCIAL SERVICES & SUPPLIES - 0.88%
   Apollo Group, Inc. ## ...........................       10,600            540
   Global Payments, Inc. ## + ......................        1,000             44
   Herman Miller, Inc. + ...........................          600             14
   Hewitt Associates, Inc. ## ......................        1,200             49
   Manpower, Inc. + ................................        1,400             94
                                                                    ------------
                                                                             741
                                                                    ------------
CONSTRUCTION & ENGINEERING - 0.78%
   Fluor Corp. + ...................................          400             61
   KBR, Inc. + .....................................        5,300            153
   McDermott International, Inc. ## ................        8,400            450
                                                                    ------------
                                                                             664
                                                                    ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.29%
   Emerson Electric Co. ............................       14,426            754
   Energizer Holdings, Inc. ## .....................        1,400            111
   PerkinElmer, Inc. ...............................          100              3
   Rockwell Automation, Inc. + .....................        4,100            222
                                                                    ------------
                                                                           1,090
                                                                    ------------
INDUSTRIAL CONGLOMERATES - 2.31%
   3M Co. ..........................................       10,968            844
   Honeywell International, Inc. ...................       16,696            992
   Tyco International Ltd. .........................        2,400            112
                                                                    ------------
                                                                           1,948
                                                                    ------------
MACHINERY - 3.88%
   AGCO Corp. ## + .................................       10,600            637
   Caterpillar, Inc. ...............................        2,500            205
   Flowserve Corp. .................................          600             74
   Illinois Tool Works, Inc. + .....................       14,480            757
   Ingersoll-Rand Co. Ltd. + .......................       10,100            448
   Joy Global, Inc. ................................        1,700            126
   Reliance Steel & Aluminum Co. + .................          300             18
   SPX Corp. .......................................          200             25
   Terex Corp. ## + ................................       14,186            989
                                                                    ------------
                                                                           3,279
                                                                    ------------
ROAD & RAIL - 0.83%
   JB Hunt Transport Services, Inc. + ..............       14,400            489
   Landstar System, Inc. ...........................        2,000            104
   Werner Enterprises, Inc. + ......................        5,400            105
                                                                    ------------
                                                                             698
                                                                    ------------

                                                         SHARES         VALUE
                                                       ----------   ------------
                                                        (DOLLARS IN THOUSANDS)
TRADING COMPANIES & DISTRIBUTORS - 0.02%
   W.W. Grainger, Inc. + ...........................          200   $         17
                                                                    ------------
TOTAL INDUSTRIALS ..................................                      13,824
                                                                    ------------
INFORMATION TECHNOLOGY - 21.85%
COMMUNICATIONS EQUIPMENT - 3.37%
   Adtran, Inc. ....................................          200              5
   Cisco Systems, Inc. ## ..........................       41,457          1,063
   Harris Corp. + ..................................       13,505            730
   Juniper Networks, Inc. ## + .....................       36,300          1,002
   Qualcomm, Inc. ## ...............................        1,000             43
                                                                    ------------
                                                                           2,843
                                                                    ------------
COMPUTERS & PERIPHERALS - 7.01%
   Apple Computer, Inc. ## .........................        5,000            870
   Dell, Inc. ## ...................................       47,118            878
   EMC Corp. ## ....................................       13,300            205
   Hewlett-Packard Co. .............................       25,079          1,162
   International Business Machines Corp. ...........        7,354            888
   NVIDIA Corp. ## + ...............................       35,462            729
   Seagate Technology + ............................       49,495            934
   Teradata Corp. ## ...............................        2,700             57
   Western Digital Corp. ## + ......................        6,700            194
                                                                    ------------
                                                                           5,917
                                                                    ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.29%
   Agilent Technologies, Inc. ## + .................        3,800            115
   Avnet, Inc. ## + ................................        1,100             29
   Intel Corp. .....................................        1,100             24
   Tyco Electronics Ltd. ...........................        2,000             75
                                                                    ------------
                                                                             243
                                                                    ------------
INTERNET SOFTWARE & SERVICES - 0.73%
   Google, Inc. ## .................................          500            287
   VeriSign, Inc. ## + .............................        3,900            141
   Yahoo! Inc. ## + ................................        6,800            186
                                                                    ------------
                                                                             614
                                                                    ------------
IT CONSULTING & SERVICES - 1.39%
   Accenture Ltd. + ................................       29,124          1,094
   Electronic Data Systems Corp. + .................          500              9
   MPS Group, Inc. ## ..............................        1,100             12
   Tech Data Corp. ## ..............................        1,900             64
                                                                    ------------
                                                                           1,179
                                                                    ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 3.80%
   Analog Devices, Inc. ............................       12,900            415
   Lam Research Corp. ## + .........................       17,687            722
   MEMC Electronic Materials, Inc. ## ..............       13,400            844
   National Semiconductor Corp. + ..................        2,300             47
   QLogic Corp. ## .................................        5,800             93

                             See accompanying notes

AMERICAN BEACON LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

                                                         SHARES         VALUE
                                                       ----------   ------------
                                                        (DOLLARS IN THOUSANDS)
   Texas Instruments, Inc. + .......................       37,400   $      1,091
                                                                    ------------
                                                                           3,212
                                                                    ------------
SOFTWARE - 5.26%
   Activision, Inc. ## .............................        6,200            168
   Advent Software, Inc. ## + ......................        4,000            159
   Amdocs Ltd. ## ..................................        1,000             31
   CA, Inc. + ......................................        3,600             80
   DST Systems, Inc. ## + ..........................          200             12
   Microsoft Corp. .................................       90,581          2,583
   Oracle Corp. ## .................................       34,126            712
   Salesforce.com, Inc. ## + .......................          900             60
   Symantec Corp. ## ...............................       24,800            427
   Synopsys, Inc. ## ...............................        9,100            210
                                                                    ------------
                                                                           4,442
                                                                    ------------
TOTAL INFORMATION TECHNOLOGY .......................                      18,450
                                                                    ------------
MATERIALS - 4.99%
CHEMICALS - 2.25%
   Celanese Corp. + ................................        3,200            143
   CF Industries Holdings, Inc. + ..................        2,000            267
   FMC Corp. + .....................................          500             31
   Lubrizol Corp. ..................................          400             23
   Minerals Technologies, Inc. + ...................        1,200             81
   Monsanto Co. ....................................        1,100            126
   The Mosaic Co. ## ...............................        2,600            319
   Praxair, Inc. + .................................        8,291            757
   Scotts Miracle-Gro Co. + ........................          200              7
   Terra Industries, Inc. ## + .....................        3,800            144
                                                                    ------------
                                                                           1,898
                                                                    ------------
CONTAINERS & PACKAGING - 0.13%
   Owens-Illinois, Inc. ## .........................        2,000            111
                                                                    ------------
METALS & MINING - 2.61%
   Freeport-McMoRan Copper & Gold, Inc. + ..........        7,702            876
   Nucor Corp. .....................................       12,928            976
   Southern Copper Corp. + .........................        2,700            310
   Worthington Industries, Inc. + ..................        2,500             45
                                                                    ------------
                                                                           2,207
                                                                    ------------
TOTAL MATERIALS ....................................                       4,216
                                                                    ------------
TELECOMMUNICATION SERVICES - 1.13%
DIVERSIFIED TELECOMMUNICATION - 1.13%
   AT&T, Inc. ......................................       23,608            914
   Embarq Corp. + ..................................          900             37
                                                                    ------------
TOTAL TELECOMMUNICATION SERVICES ...................                         951
                                                                    ------------

                                                         SHARES         VALUE
                                                       ----------   ------------
                                                        (DOLLARS IN THOUSANDS)
UTILITIES - 0.94%
ELECTRIC UTILITIES - 0.94%
   Reliant Energy, Inc. ## .........................       30,925   $        796
                                                                    ------------
TOTAL COMMON STOCKS ................................                      81,374
                                                                    ------------
SHORT TERM INVESTMENTS - 3.59%
   American Beacon Money Market Select
      Fund ++ ......................................    2,795,999          2,796

                                                           PAR
                                                         AMOUNT
                                                       ----------
   United States Treasury Bill,
      1.32%, Due 6/12/2008 # .......................   $      239            238
                                                                    ------------
TOTAL SHORT TERM INVESTMENTS .......................                       3,034
                                                                    ------------

                                                         SHARES
                                                       ----------
SECURITIES LENDING
COLLATERAL - 24.42%
   American Beacon Cash Plus Trust ++ ..............   16,597,157         16,597
   American Beacon Money Market Select Fund ++ .....    4,016,613          4,017
                                                                    ------------
TOTAL SECURITIES LENDING COLLATERAL ................                      20,614
                                                                    ------------
TOTAL INVESTMENTS 124.39% - (COST $100,817) ........                     105,022
LIABILITIES, NET OF OTHER ASSETS - (24.39%) ........                     (20,595)
                                                                    ------------
TOTAL NET ASSETS - 100.00% .........................                $     84,427
                                                                    ============

                             See accompanying notes

AMERICAN BEACON LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

     Percentages are stated as a percent of net assets.

##   Non-income producing security.

+    All or a portion of this security is on loan at April 30, 2008.

++   The Fund/Trust is affiliated by having the same investment advisor.

# At April 30, 2008, security pledged as collateral for open futures contracts.

FUTURES CONTRACTS
(DOLLARS IN THOUSANDS)

                                                             UNREALIZED
                         NUMBER OF   EXPIRATION   MARKET    APPRECIATION/
                         CONTRACTS      DATE       VALUE   (DEPRECIATION)
                         ---------   ----------   ------   --------------
Emini S&P 500 Index ..       41       Jun 2008    $2,841         $57
                                                  ======         ===

                             See accompanying notes

AMERICAN BEACON MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
COMMON STOCKS - 91.71%
CONSUMER DISCRETIONARY - 21.16%
AUTO COMPONENTS - 3.97%
   Advance Auto Parts, Inc. + .....................        26,800   $        930
   Lear Corp. ## + ................................        59,200          1,691
   Magna International, Inc. ......................        14,550          1,086
                                                                    ------------
                                                                           3,707
                                                                    ------------
HOTELS, RESTAURANTS & LEISURE - 1.48%
   Royal Caribbean Cruises Ltd. + .................        43,400          1,385
                                                                    ------------
HOUSEHOLD DURABLES - 4.88%
   Black & Decker Corp. + .........................        23,950          1,572
   Stanley Works + ................................        30,900          1,491
   Whirlpool Corp. + ..............................        20,625          1,501
                                                                    ------------
                                                                           4,564
                                                                    ------------
MEDIA - 0.14%
   Idearc, Inc. + .................................        40,100            132
                                                                    ------------
MULTILINE RETAIL - 1.05%
   J.C. Penney Company, Inc. ......................        11,800            501
   Kohl's Corp. ## + ..............................         9,775            478
                                                                    ------------
                                                                             979
                                                                    ------------
SPECIALTY RETAIL - 9.11%
   Family Dollar Stores, Inc. + ...................        69,400          1,485
   Hanesbrands, Inc. ## + .........................        40,700          1,425
   Office Depot, Inc. ## + ........................        32,600            413
   Regis Corp. + ..................................        53,000          1,548
   Rent-A-Center, Inc. ## + .......................        95,375          2,054
   Sherwin-Williams Co. + .........................        17,100            946
   TJX Cos., Inc. + ...............................        19,875            640
                                                                    ------------
                                                                           8,511
                                                                    ------------
TEXTILES & APPAREL - 0.53%
   Sealy Corp. + ..................................        80,525            491
                                                                    ------------
TOTAL CONSUMER DISCRETIONARY ......................                       19,769
                                                                    ------------
CONSUMER STAPLES - 5.46%
FOOD PRODUCTS - 1.70%
   Del Monte Foods Co. + ..........................       176,100          1,588
                                                                    ------------
TOBACCO - 3.76%
   Loews Corp. + ..................................        21,000          1,379
   Reynolds American, Inc. + ......................        28,000          1,508

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
   UST, Inc. + ....................................        12,100   $        630
                                                                    ------------
                                                                           3,517
                                                                    ------------
TOTAL CONSUMER STAPLES ............................                        5,105
                                                                    ------------
ENERGY - 4.06%
OIL & GAS - 4.06%
   El Paso Corp. + ................................        95,000          1,629
   Murphy Oil Corp. + .............................        24,000          2,168
                                                                    ------------
TOTAL ENERGY ......................................                        3,797
                                                                    ------------
FINANCIALS - 23.64%
BANKS - 5.39%
   Comerica, Inc. + ...............................        34,425          1,196
   New York Community Bancorp, Inc. + .............        30,000            560
   People's United Financial, Inc. + ..............        92,254          1,565
   Popular, Inc. + ................................        41,750            521
   UnionBanCal Corp. + ............................        22,725          1,193
                                                                    ------------
                                                                           5,035
                                                                    ------------
DIVERSIFIED FINANCIALS - 3.53%
   CIT Group, Inc. + ..............................        26,700            291
   Countrywide Financial Corp. + ..................        63,600            367
   Federal Home Loan Mortgage Corp. ...............        64,850          1,615
   SLM Corp. ## + .................................        55,300          1,025
                                                                    ------------
                                                                           3,298
\                                                                   ------------
INSURANCE - 11.70%
   Axis Capital Holdings Ltd. + ...................        28,700            973
   Conseco, Inc. ## + .............................        57,300            667
   Delphi Financial Group, Inc. + .................        18,800            512
   First American Corp. ...........................        16,975            557
   IPC Holdings Ltd. + ............................        34,000            990
   Old Republic International Corp. + .............        80,387          1,154
   Protective Life Corp. + ........................        39,450          1,681
   RenaissanceRe Holdings Ltd. + ..................        23,325          1,200
   Torchmark Corp. ................................        22,375          1,449
   Willis Group Holdings Ltd. .....................        32,200          1,119
   XL Capital Ltd. + ..............................        18,125            632
                                                                    ------------
                                                                          10,934
                                                                    ------------
REAL ESTATE - 3.02%
   Annaly Capital Management, Inc. ................        90,000          1,509
   First Industrial Realty Trust, Inc. + ..........        43,400          1,311
                                                                    ------------
                                                                           2,820
                                                                    ------------
TOTAL FINANCIALS ..................................                       22,087
                                                                    ------------

                             See accompanying notes

AMERICAN BEACON MID-CAP VALUE FUND .
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
HEALTH CARE - 8.19%
HEALTH CARE EQUIPMENT & SUPPLIES - 2.39%
   Hill-Rom Holdings, Inc. + ......................        27,375   $        688
   IMS Health, Inc. + .............................        62,400          1,544
                                                                    ------------
                                                                           2,232
                                                                    ------------
HEALTH CARE PROVIDERS & SERVICES - 5.80%
   AmerisourceBergen Corp. ........................        35,875          1,455
   Cigna Corp. + ..................................        15,900            679
   Coventry Health Care, Inc. ## + ................        23,100          1,033
   Omnicare, Inc. + ...............................        59,200          1,205
   Quest Diagnostics, Inc. + ......................        21,000          1,054
                                                                    ------------
                                                                           5,426
                                                                    ------------
TOTAL HEALTH CARE .................................                        7,658
                                                                    ------------
INDUSTRIALS - 13.44%
AEROSPACE & DEFENSE - 4.62%
   Goodrich Corp. + ...............................        21,500          1,465
   L-3 Communications Holdings, Inc. ..............        25,625          2,856
                                                                    ------------
                                                                           4,321
                                                                    ------------
COMMERCIAL SERVICES & SUPPLIES - 4.52%
   Avery Dennison Corp. ...........................        31,700          1,528
   Con-way, Inc. + ................................        13,000            601
   Kelly Services, Inc. + .........................        46,200          1,028
   Pitney Bowes, Inc. + ...........................        18,200            657
   United Stationers, Inc. ## + ...................         9,275            409
                                                                    ------------
                                                                           4,223
                                                                    ------------
FREIGHT TRANSPORTATION - 1.98%
   Ryder System, Inc. .............................        27,000          1,849
                                                                    ------------
MACHINERY - 2.32%
   Brady Corp. + ..................................        18,850            640
   Briggs & Stratton Corp. + ......................        27,900            424
   ITT Industries, Inc. ...........................        17,200          1,101
                                                                    ------------
                                                                           2,165
                                                                    ------------
TOTAL INDUSTRIALS .................................                       12,558
                                                                    ------------
INFORMATION TECHNOLOGY - 7.79%
COMMUNICATIONS EQUIPMENT - 2.65%
   Alcatel-Lucent, ADR + ..........................       370,748          2,473
                                                                    ------------
IT CONSULTING & SERVICES - 3.77%
   Affiliated Computer Services, Inc. ## + ........        29,600          1,568
   Computer Sciences Corp. ## + ...................        29,800          1,299
   Tech Data Corp. ## .............................        19,575            658
                                                                    ------------
                                                                           3,525
                                                                    ------------

                                                         SHARES         VALUE
                                                      -----------   ------------
                                                        (DOLLARS IN THOUSANDS)
SOFTWARE - 1.37%
   CA, Inc. + .....................................        57,750   $      1,278

TOTAL INFORMATION TECHNOLOGY ......................                        7,276

UTILITIES - 7.97%
ELECTRIC UTILITIES - 5.23%
   CenterPoint Energy, Inc. + .....................        66,600          1,013
   Pinnacle West Capital Corp. + ..................        29,200            991
   Wisconsin Energy Corp. + .......................        31,325          1,487
   Xcel Energy, Inc. + ............................        67,100          1,396
                                                                    ------------
                                                                           4,887
                                                                    ------------
GAS UTILITIES - 2.74%
   MDU Resources Group, Inc. ......................        57,850          1,670
   Sempra Energy + ................................        15,725            891
                                                                    ------------
                                                                           2,561
                                                                    ------------
TOTAL UTILITIES ...................................                        7,448
                                                                    ------------
TOTAL COMMON STOCKS ...............................                       85,698
                                                                    ------------
SHORT TERM INVESTMENTS - 8.46%
   American Beacon Money Market Select
   Fund ++ ........................................     7,458,407          7,459
                                                                    ------------

                                                          PAR
                                                         AMOUNT
                                                      -----------
   U.S. Treasury Bill,
      1.30%, Due 6/12/2008 # ......................   $       447            446
                                                                    ------------
TOTAL SHORT TERM INVESTMENTS ......................                        7,905
                                                                    ------------

                                                         SHARES
                                                      -----------
SECURITIES LENDING
COLLATERAL - 14.49%
   American Beacon Cash Plus Trust ++ .............    10,898,571         10,899
   American Beacon Money Market Select
      Fund ++ .....................................     2,637,520          2,637
                                                                    ------------
TOTAL SECURITIES LENDING COLLATERAL ...............                       13,536
                                                                    ------------
TOTAL INVESTMENTS 114.66% - (COST $118,140) .......                      107,139
LIABILITIES, NET OF OTHER ASSETS - (14.66%) .......                      (13,699)
                                                                    ------------
TOTAL NET ASSETS - 100.00% ........................                 $     93,440
                                                                    ============

                             See accompanying notes

AMERICAN BEACON MID-CAP VALUE FUND .
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

     Percentages are stated as a percent of net assets.

##   Non-income producing security.

+    All or a portion of this security is on loan at April 30, 2008.

++   The Fund/Trust is affiliated by having the same investment advisor.

# At April 30, 2008, security pledged as collateral for open futures contracts.

FUTURES CONTRACTS
(DOLLARS IN THOUSANDS)

                                                             UNREALIZED
                         NUMBER OF   EXPIRATION   MARKET   APPRECIATION/
                         CONTRACTS     DATE        VALUE   (DEPRECIATION)
                         ---------   ----------   ------   --------------
Emini S&P 400 Index          94       Jun 2008    $7,897        $549
                                                  ======        ====

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

                                                         SHARES         VALUE
                                                       ----------   ------------
                                                        (DOLLARS IN THOUSANDS)
COMMON STOCKS - 96.83%
CONSUMER DISCRETIONARY - 11.20%
AUTO COMPONENTS - 0.41%
   Aftermarket Technology Corp. ## .................        1,575   $         36
                                                                    ------------
HOTELS, RESTAURANTS & LEISURE - 1.38%
   Bob Evans Farms, Inc. + .........................        1,945             54
   Jack in the Box, Inc. ## ........................        2,492             67
                                                                    ------------
                                                                             121
                                                                    ------------
HOUSEHOLD DURABLES - 2.10%
   CSS Industries, Inc. ............................          715             23
   Ethan Allen Interiors, Inc. + ...................        1,204             33
   Tupperware Corp. ................................        3,279            129
                                                                    ------------
                                                                             185
                                                                    ------------
INTERNET & CATALOG RETAIL - 0.50%
   Insight Enterprises, Inc. ## ....................        3,679             44
                                                                    ------------
LEISURE EQUIPMENT & PRODUCTS - 1.46%
   Callaway Golf Co. + .............................        2,825             39
   Polaris Industries, Inc. + ......................        1,110             51
   Scholastic Corp. ## + ...........................        1,340             38
                                                                    ------------
                                                                             128
                                                                    ------------
SPECIALTY RETAIL - 1.79%
   Collective Brands, Inc. ## + ....................        3,220             40
   Gymboree Corp. ## ...............................          900             39
   Men's Wearhouse, Inc. + .........................          775             20
   Regis Corp. + ...................................        2,009             59
                                                                    ------------
                                                                             158
                                                                    ------------
TEXTILES & APPAREL - 3.56%
   Brown Shoe Company, Inc. ........................        2,569             43
   Movado Group, Inc. + ............................        1,935             42
   Perry Ellis International, Inc. ## ..............        3,184             73
   Unifirst Corp. ..................................        1,746             82
   Warnaco Group, Inc. ## + ........................        1,606             74
                                                                    ------------
                                                                             314
                                                                    ------------
TOTAL CONSUMER DISCRETIONARY .......................                         986
                                                                    ------------
CONSUMER STAPLES - 4.64%
FOOD & DRUG RETAILING - 2.66%
   Casey's General Stores, Inc. + ..................        2,170             48
   Longs Drug Stores Corp. .........................          818             33
   Ruddick Corp. + .................................        2,550             99
   Spartan Stores, Inc. + ..........................        2,638             55
                                                                    ------------
                                                                             235
                                                                    ------------

                                                         SHARES         VALUE
                                                       ----------   ------------
                                                        (DOLLARS IN THOUSANDS)
FOOD PRODUCTS - 0.92%
   Fresh Del Monte Produce, Inc. ## ................          940   $         30
   Sensient Technologies Corp. + ...................        1,710             51
                                                                    ------------
                                                                              81
                                                                    ------------
PERSONAL PRODUCTS - 0.61%
   Elizabeth Arden, Inc. ## ........................        2,914             54
                                                                    ------------
TOBACCO - 0.45%
   Universal Corp. + ...............................          615             39
                                                                    ------------
TOTAL CONSUMER STAPLES .............................                         409
                                                                    ------------
ENERGY - 6.14%
ENERGY EQUIPMENT & SERVICES - 4.45%
   Grey Wolf, Inc. ## + ............................        8,123             51
   Gulfmark Offshore, Inc. ## + ....................          964             58
   Oil States International, Inc. ## + .............        2,039            102
   Parker Drilling Co. ## + ........................       11,423             91
   Trico Marine Services, Inc. ## + ................        2,365             89
                                                                    ------------
                                                                             391
                                                                    ------------
OIL & GAS - 1.69%
   Comstock Resources, Inc. ## .....................        1,625             74
   Swift Energy Co. ## .............................        1,439             75
                                                                    ------------
                                                                             149
                                                                    ------------
TOTAL ENERGY .......................................                         540
                                                                    ------------
FINANCIALS - 29.19%
BANKS - 10.27%
   Banco Latinoamericano de Exportaciones
   S.A .............................................        2,068             39
   Boston Private Financial Holdings, Inc. + .......        2,870             27
   Brookline Bancorp, Inc. + .......................        4,670             51
   Central Pacific Financial Corp. + ...............        2,289             42
   Columbia Banking System, Inc. ...................          700             19
   Community Bank System, Inc. + ...................        2,639             67
   CVB Financial Corp. .............................        3,800             44
   Dime Community Bancshares, Inc. .................        2,400             45
   First Community Bancorp, Inc. + .................          929             20
   First Niagara Financial Group, Inc. + ...........        4,201             61
   FirstMerit Corp. + ..............................        2,355             48
   Lakeland Financial Corp. ........................        1,100             26
   National Penn Bancshares, Inc. + ................        4,458             75
   Preferred Bank + ................................        1,204             14
   Simmons First National Corp. ....................          900             29
   South Financial Group, Inc. + ...................        2,219             13
   Sterling Bancshares, Inc. + .....................        2,686             28
   Sterling Financial Corp. + ......................        2,634             32

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

                                                         SHARES         VALUE
                                                       ----------   ------------
                                                        (DOLLARS IN THOUSANDS)
   Susquehanna Bancshares, Inc. + ..................        2,430   $         48
   SVB Financial Group ## + ........................        1,394             68
   UMB Financial Corp. + ...........................        2,200            109
                                                                    ------------
                                                                             905
                                                                    ------------
DIVERSIFIED FINANCIALS - 2.75%
   Advanta Corp., Class B Shares + .................        2,650             23
   Cash America International, Inc. ................        1,570             64
   GAMCO Investors, Inc. ...........................          527             24
   SWS Group, Inc. + ...............................        2,974             39
   Texas Capital Bancshares, Inc. ## + .............        2,575             48
   World Acceptance Corp. ## + .....................        1,116             44
                                                                    ------------
                                                                             242
                                                                    ------------
INSURANCE - 8.17%
   Argo Group International Holdings Ltd. ## + .....        2,006             72
   Aspen Insurance Holdings Ltd. ...................        1,559             41
   Delphi Financial Group, Inc. + ..................        2,545             69
   FPIC Insurance Group, Inc. ## + .................          639             30
   Harleysville Group, Inc. ........................        2,456             90
   LandAmerica Financial Group, Inc. + .............          775             22
   Max Capital Group Ltd. + ........................          890             21
   Navigators Group, Inc. ## + .....................        1,771             87
   Phoenix Cos., Inc. + ............................        2,003             26
   Platinum Underwriters Holdings Ltd. .............        1,240             44
   ProAssurance Corp. ## + .........................        1,364             72
   SeaBright Insurance Holdings, Inc. ## ...........        4,339             67
   Selective Insurance Group, Inc. + ...............        2,914             62
   Stewart Information Services Corp. + ............          699             17
                                                                    ------------
                                                                             720
                                                                    ------------
REAL ESTATE - 8.00%
   Ashford Hospitality Trust, Inc. + ...............        6,533             38
   DiamondRock Hospitality Co. + ...................        4,873             62
   EastGroup Properties, Inc. ......................          770             37
   Entertainment Properties Trust ..................          589             31
   Equity Lifestyle Properties, Inc. ...............          640             32
   Extra Space Storage, Inc. + .....................        2,780             47
   FelCor Lodging Trust, Inc. ......................        2,510             31
   LaSalle Hotel Properties + ......................        2,344             75
   Lexington Realty Trust + ........................        3,414             49
   Nationwide Health Properties, Inc. + ............        1,506             54
   PS Business Parks, Inc. .........................          589             34
   Senior Housing Properties Trust + ...............        3,124             75
   Strategic Hotel Capital, Inc. + .................        3,544             51
   Sunstone Hotel Investors, Inc. + ................        3,039             57

                                                         SHARES         VALUE
                                                       ----------   ------------
                                                        (DOLLARS IN THOUSANDS)
Tanger Factory Outlet Centers, Inc. + ..............          775   $         31
                                                                    ------------
                                                                             704
                                                                    ------------
TOTAL FINANCIALS ...................................                       2,571
                                                                    ------------
HEALTH CARE - 5.92%
HEALTH CARE EQUIPMENT & SUPPLIES - 0.82%
   STERIS Corp. + ..................................        2,609             72
                                                                    ------------
HEALTH CARE PROVIDERS & SERVICES - 4.20%
   Centene Corp. ## + ..............................        2,384             44
   Gentiva Health Services, Inc. ## ................        2,444             53
   Molina Healthcare, Inc. ## + ....................        1,270             31
   Owens & Minor, Inc. + ...........................        1,850             84
   PSS World Medical, Inc. ## + ....................        2,785             46
   Res-Care, Inc. ## ...............................        3,840             63
   Stewart Enterprises, Inc. + .....................        7,175             49
                                                                    ------------
                                                                             370
                                                                    ------------
PHARMACEUTICALS - 0.90%
   Sciele Pharma, Inc. ## + ........................        4,099             79
                                                                    ------------
TOTAL HEALTH CARE ..................................                         521
                                                                    ------------
INDUSTRIALS - 13.86%
AEROSPACE & DEFENSE - 0.15%
   Cubic Corp. .....................................          491             13
                                                                    ------------
BUILDING PRODUCTS - 0.78%
   Lennox International, Inc. ......................        2,060             68
                                                                    ------------
COMMERCIAL SERVICES & SUPPLIES - 4.55%
   ABM Industries, Inc. + ..........................        1,714             36
   Atlas Air Worldwide Holdings, Inc. ## + .........          906             55
   Bowne & Co., Inc. + .............................        1,178             20
   Consolidated Graphics, Inc. ## ..................        1,065             62
   Deluxe Corp. ....................................        1,867             40
   Ennis, Inc. + ...................................        3,979             67
   Heidrick & Struggles International, Inc. + ......          980             29
   Korn/Ferry International ## .....................        2,853             53
   United Stationers, Inc. ## + ....................          881             39
                                                                    ------------
                                                                             401
                                                                    ------------
CONSTRUCTION & ENGINEERING - 0.56%
   EMCOR Group, Inc. ## + ..........................        1,982             50
                                                                    ------------
DIVERSIFIED MANUFACTURING - 1.76%
   Acuity Brands, Inc. + ...........................        1,278             61
   Barnes Group, Inc. + ............................        1,514             40

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

                                                         SHARES         VALUE
                                                       ----------   ------------
                                                        (DOLLARS IN THOUSANDS)
Kennametal, Inc. ...................................        1,555   $         54
                                                                    ------------
                                                                             155
                                                                    ------------
ELECTRICAL EQUIPMENT - 1.14%
   A.O. Smith Corp. + ..............................        1,420             44
   Belden, Inc. + ..................................        1,070             36
   Regal-Beloit Corp. + ............................          561             21
                                                                    ------------
                                                                             101
                                                                    ------------
MACHINERY - 2.96%
   Actuant Corp. + .................................        1,205             41
   Applied Industrial Technologies, Inc. + .........        2,285             55
   CIRCOR International, Inc. ## ...................          945             46
   Columbus McKinnon Corp. ## + ....................        1,195             34
   EnPro Industries, Inc. ## + .....................        1,411             51
   Kadant, Inc. ## .................................        1,320             34
                                                                    ------------
                                                                             261
                                                                    ------------
MARINE - 0.50%
   Hornbeck Offshore Services, Inc. ## + ...........          880             44
                                                                    ------------
ROAD & RAIL - 1.46%
   Bristow Group, Inc. ## + ........................        1,625             85
   Saia, Inc. ## ...................................        3,094             43
                                                                    ------------
                                                                             128
                                                                    ------------
TOTAL INDUSTRIALS ..................................                       1,221
                                                                    ------------
INFORMATION TECHNOLOGY - 11.17%
COMMUNICATIONS EQUIPMENT - 0.40%
   Emulex Corp. ## + ...............................        2,665             35
                                                                    ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.68%
   Benchmark Electronics, Inc. ## + ................        2,355             42
   Checkpoint Systems, Inc. ## .....................        2,664             69
   CTS Corp. .......................................        2,634             30
   MTS Systems Corp. ...............................        1,284             44
   Technitrol, Inc. + ..............................        2,444             51
                                                                    ------------
                                                                             236
                                                                    ------------
IT CONSULTING & SERVICES - 3.13%
   CACI International, Inc. ## + ...................        1,045             52
   MPS Group, Inc. ## + ............................        5,844             63
   Ness Technologies, Inc. ## ......................        5,640             51
   Perot Systems Corp. ## + ........................        4,275             67
   Sykes Enterprises, Inc. ## + ....................        2,569             43
                                                                    ------------
                                                                             276
                                                                    ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 2.60%
Brooks Automation, Inc. ## +                                2,467             26
Photronics, Inc. ## +                                       5,040             53

                                                         SHARES         VALUE
                                                       ----------   ------------
                                                        (DOLLARS IN THOUSANDS)
   Skyworks Solutions, Inc. ## + ...................        5,350   $         47
   Standard Microsystems Corp. ## + ................        2,100             62
   TriQuint Semiconductor, Inc. ## + ...............        6,275             41
                                                                    ------------
                                                                             229
                                                                    ------------
SOFTWARE - 2.36%
   JDA Software Group, Inc. ## + ...................        4,419             83
   Sybase, Inc. ## .................................        1,658             49
   TIBCO Software, Inc. ## + .......................        9,869             76
                                                                    ------------
                                                                             208
                                                                    ------------
TOTAL INFORMATION TECHNOLOGY .......................                         984
                                                                    ------------
MATERIALS - 7.62%
CHEMICALS - 2.56%
   H.B. Fuller Co. .................................        2,845             66
   Hercules, Inc. + ................................        1,445             27
   OM Group, Inc. ## + .............................          950             52
   Rockwood Holdings, Inc. ## ......................        1,791             66
   Spartech Corp. + ................................        1,585             14
                                                                    ------------
                                                                             225
                                                                    ------------
CONTAINERS & PACKAGING - 2.54%
   AptarGroup, Inc. + ..............................        1,990             88
   Greif, Inc. .....................................        1,066             69
   Rock-Tenn Co. ...................................        1,965             67
                                                                    ------------
                                                                             224
                                                                    ------------
METALS & MINING - 1.46%
   Compass Minerals International, Inc. ............        1,665            105
   Worthington Industries, Inc. + ..................        1,340             24
                                                                    ------------
                                                                             129
                                                                    ------------
PAPER & FOREST PRODUCTS - 1.06%
   Buckeye Technologies, Inc. ## ...................        3,414             29
   Potlatch Corp. ..................................        1,422             64
                                                                    ------------
                                                                              93
                                                                    ------------
TOTAL MATERIALS ....................................                         671
                                                                    ------------
TELECOMMUNICATION SERVICES - 1.69%
DIVERSIFIED TELECOMMUNICATION - 1.69%
   General Communication, Inc. ## + ................        2,009             12
   Premiere Global Services, Inc. ## ...............        6,944            101
   Syniverse Holdings, Inc. ## .....................        2,260             36
                                                                    ------------
TOTAL TELECOMMUNICATION SERVICES ...................                         149
                                                                    ------------
UTILITIES - 5.40%
ELECTRIC UTILITIES - 3.42%
   Black Hills Corp. + .............................        2,219             87
   El Paso Electric Co. ## .........................        3,730             84

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

                                                         SHARES         VALUE
                                                       ----------   ------------
                                                        (DOLLARS IN THOUSANDS)
   Empire District Electric Co. ....................        3,139   $         65
   PNM Resources, Inc. + ...........................        1,474             21
   Portland General Electric Co. ...................        1,810             44
                                                                    ------------
                                                                             301
                                                                    ------------
GAS UTILITIES - 1.98%
   Atmos Energy Corp. + ............................        1,411             39
   Southwest Gas Corp. .............................        1,954             56
   WGL Holdings, Inc. + ............................        2,414             79
                                                                    ------------
                                                                             174
                                                                    ------------
TOTAL UTILITIES ....................................                         475
                                                                    ------------
TOTAL COMMON STOCKS ................................                       8,527
                                                                    ------------
SHORT TERM INVESTMENTS - 3.55%
   American Beacon Money Market Select
      Fund ++ ......................................      180,437            181
   iShares Russell 2000 Value Index Fund + .........        1,942            132
                                                                    ------------
TOTAL SHORT TERM INVESTMENTS .......................                         313
                                                                    ------------
SECURITIES LENDING
COLLATERAL - 20.65%
   American Beacon Cash Plus Trust ++ ..............    1,464,145          1,464
   American Beacon Money Market Select
      Fund ++ ......................................      354,332            355
                                                                    ------------
TOTAL SECURITIES LENDING COLLATERAL ................                       1,819
                                                                    ------------
TOTAL INVESTMENTS 121.03% - (COST $11,865) .........                      10,659
LIABILITIES, NET OF OTHER ASSETS - (21.03%) ........                      (1,852)
                                                                    ------------
TOTAL NET ASSETS - 100.00% .........................                $      8,807
                                                                    ============

     Percentages are stated as a percent of net assets.

##   Non-income producing security.

+    All or a portion of this security is on loan at April 30, 2008.

++   The Fund/Trust is affiliated by having the same investment advisor.

                             See accompanying notes

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

                                                         SHARES         VALUE
                                                       ----------   ------------
                                                        (DOLLARS IN THOUSANDS)
AUSTRIA - 0.22%
COMMON STOCKS - 0.22%
   Raiffeisen International Bank-Holding AG ........        2,820   $        458
                                                                    ------------
BRAZIL - 12.12%
COMMON STOCKS - 8.43%
   Amil Participacoes S.A. .........................       13,900             84
   Aracruz Celulose S.A., ADR + ....................        7,000            564
   Banco do Brasil S.A. ............................       42,024            731
   Banco Itau Holding Financeira S.A., ADR .........       17,810            500
   Banco Nossa Caixa S.A. ..........................       29,000            443
   Centrais Eletricas Brasileiras S.A. .............       27,666            416
   Cia de Saneamento de Minas Gerais-COPASA ........       16,800            281
   Companhia de Saneamento Basico do
      Estado de Sao Paulo ..........................        5,570            139
   Companhia de Saneamento Basico do
      Estado de Sao Paulo, ADR + ...................        3,470            176
   Companhia Energetica de Minas Gerais,
      ADR + ........................................       12,324            253
   Companhia Siderurgica Nacional S.A. .............        9,972            437
   Cyrela Brazil Realty S.A. .......................       40,296            672
   Empresa Brasileira de Aeronautica S.A. ..........
   (Embraer), ADR ..................................        4,740            198
   Gafisa S.A. .....................................       15,020            330
   Gafisa S.A., ADR + ..............................        4,850            211
   Grendene S.A. ...................................       53,700            575
   Perdigao S.A. ...................................       21,187            583
   Petroleo Brasileiro S.A., ADR ...................        1,940            235
   Petroleo Brasileiro S.A., A Shares, ADR .........       79,321          8,019
   Unibanco - Uniao de Bancos Brasileiros S.A ......       15,378            229
   Unibanco - Uniao de Bancos Brasileiros S.A.,
      GDR ..........................................       14,344          2,086
   Usinas Siderurgicas de Minas Gerais S.A. ........       12,042            616
                                                                    ------------
TOTAL COMMON STOCKS ................................                      17,778
                                                                    ------------
PREFERRED STOCKS - 3.69%
   Banco Itau Holding Financeira S.A ...............       17,048            486
   Braskem S.A. ....................................       76,100            656
   Centrais Eletricas Brasileiras S.A ..............       28,340            440
   Companhia de Tecidos Norte de Minas .............       80,562            368
   Companhia Energetica de Minas Gerais ............       23,800            494
   Companhia Vale do Rio Doce, ADR .................       64,628          2,058
   Companhia Vale do Rio Doce, A Shares ............        7,504            242
   Itausa - Investimentos Itau S.A. ................       58,005            382
   Itausa - Investimentos Itau S.A., Right ## ......          427              1
   Net Servicos de Comunicacao S.A. ## .............       34,751            478
   Tele Norte Leste Participacoes S.A., ADR ........       46,570          1,067
   Telemig Celular Participacoes S.A ...............       10,954            378

                                                         SHARES         VALUE
                                                       ----------   ------------
                                                        (DOLLARS IN THOUSANDS)
   Usinas Siderurgicas de Minas Gerais S.A. ........       14,823   $        724
TOTAL PREFERRED STOCKS .............................                       7,774
                                                                    ------------
TOTAL BRAZIL .......................................                      25,552
                                                                    ------------
CHILE - 0.31%
COMMON STOCKS - 0.31%
   Banco Santander-Chile, ADR ......................        4,800            252
   Compania Cervecerias Unidas S.A., ADR ...........       11,240            410
                                                                    ------------
TOTAL CHILE ........................................                         662
                                                                    ------------
COLOMBIA - 0.26%
COMMON STOCKS - 0.26%
   Bancolombia S.A., ADR ...........................       13,670            546
                                                                    ------------
CZECH REPUBLIC - 0.91%
COMMON STOCKS - 0.91%
   Central European Media Enterprises Ltd. ## + ....        9,739          1,033
   Komercni Banka, a.s. ............................        3,650            894
                                                                    ------------
TOTAL CZECH REPUBLIC ...............................                       1,927
                                                                    ------------
EGYPT - 0.20%
COMMON STOCKS - 0.20%
   ElSwedy Cables Holding Co. ## ...................       15,795            415
                                                                    ------------
HONG KONG/CHINA - 15.16%
COMMON STOCKS - 15.16%
   Anhui Expressway Co. Ltd. + .....................      556,000            434
   Bank of China Ltd. + ............................    2,172,000          1,112
   Belle International Holdings Ltd. ...............       17,000             18
   Bosideng International Holdings Ltd. ## + .......    1,772,000            346
   Brilliance China Automotive Holdings Ltd. ## +...    2,112,000            396
   BYD Electronic International Co. Ltd. ...........      285,000            315
   China CITIC Bank + ..............................      564,000            373
   China Coal Energy Ltd. + ........................      774,000          1,639
   China Construction Bank Corp. + .................    2,210,000          1,994
   China COSCO Holdings Co. Ltd. + .................      419,000          1,253
   China Mobile Ltd. ...............................      262,500          4,514
   China Mobile Ltd., ADR ..........................          240             21
   China Netcom Group Corp. (Hong Kong) Ltd. .......      163,000            492
   China Overseas Land & Investment Ltd. + .........      248,000            522
   China Petroleum & Chemical Corp. ................      946,000          1,004
   China Power International Development Ltd. + ....    2,453,800            894
   China Resources Power Holdings Co. ..............      212,000            539
   China Telecom Corp. Ltd. + ......................    1,017,100            683
   COSCO Pacific Ltd. ..............................      370,000            700
   Datang International Power Generation Co.
      Ltd. + .......................................      510,000            352
   Denway Motors Ltd. + ............................      854,700            434

                             See accompanying notes

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

                                                         SHARES         VALUE
                                                       ----------   ------------
                                                        (DOLLARS IN THOUSANDS)
   Dongfeng Motor Group Co. Ltd. ...................    1,024,000   $        557
   Focus Media Holding Ltd., ADR ## + ..............       22,200            819
   Genting International plc ## ....................       42,320             19
   Global Bio-chem Technology Group Co. Ltd. + .....    1,499,800            697
   GOME Electrical Appliances Holdings Ltd. ........      621,000          1,439
   Hopson Development Holdings Ltd. + ..............      198,100            422
   Huaneng Power International, Inc. + .............      917,900            763
   Industrial & Commercial Bank of China + .........    2,293,000          1,815
   Maanshan Iron & Steel Co. Ltd. + ................      793,000            511
   NWS Holdings Ltd. ...............................       71,784            197
   PetroChina Co. Ltd. + ...........................    1,274,000          1,896
   PetroChina Co. Ltd., ADR + ......................        1,080            163
   Ping'an Insurance Co. Ltd. + ....................      122,500          1,162
   Shanghai Industrial Holdings Ltd. + .............      155,000            642
   Sinopec Shanghai Petrochemical Co. Ltd. + .......    1,088,000            427
   Sinotrans Ltd. ..................................    1,135,000            384
   Texwinca Holdings Ltd. ..........................      756,000            569
   TPV Technology Ltd. .............................      898,000            625
   Weiqiao Textile Co. Ltd. ........................      682,600            819
                                                                    ------------
TOTAL HONG KONG/CHINA ...............................                     31,961
                                                                    ------------
HUNGARY - 0.25%
COMMON STOCKS - 0.25%
   Magyar Telekom Telecommunications plc ...........       96,750            516
                                                                    ------------
INDIA - 7.48%
COMMON STOCKS - 7.48%
   Aban Offshore Ltd. ..............................        2,200            184
   ABB Ltd. ........................................       16,000            452
   Andhra Bank .....................................      128,990            261
   Axis Bank Ltd. ..................................       28,700            651
   Bharat Heavy Electricals Ltd. ...................        8,500            399
   Bharat Petroleum Corp. Ltd. .....................       71,343            720
   Bharti Airtel Ltd. ## ...........................       18,100            400
   Deccan Chronicle Holdings Ltd. ..................       81,979            308
   Glenmark Pharmaceuticals Ltd. ...................       39,000            649
   GVK Power & Infrastructure Ltd. ## ..............      226,000            253
   HDFC Bank Ltd. ..................................        8,800            327
   HDFC Bank Ltd., ADR + ...........................        5,800            654
   Hindalco Industries Ltd. ## .....................      135,290            646
   Hindustan Petroleum Corp. Ltd. ..................      108,050            685
   Hindustan Unilever Ltd. .........................       39,500            245
   Housing Development Finance Corp. ...............        5,800            398
   ICICI Bank Ltd., ADR ............................        7,610            339
   India Cements Ltd. ..............................      153,000            652
   Infosys Technologies Ltd. .......................       15,700            680
   Infrastructure Development Finance Co. Ltd. .....       56,500            247
   Mahanagar Telephone Nigam Ltd. ..................      112,790            308
   Mahanagar Telephone Nigam Ltd., ADR + ...........       12,080             67
   Mahindra & Mahindra Ltd. ........................       17,101            278

                                                         SHARES         VALUE
                                                       ----------   ------------
                                                        (DOLLARS IN THOUSANDS)
   Maruti Suzuki India Ltd. ........................       14,900   $        273
   Oil & Natural Gas Corp. Ltd. ....................       33,111            843
   Praj Industries Ltd. ............................       45,500            222
   Reliance Industries Ltd. ........................       20,800          1,339
   Satyam Computer Services Ltd. ...................       40,010            467
   State Bank of India Ltd., GDR ...................       11,740          1,091
   Steel Authority of India Ltd. ...................       64,600            293
   Sterlite Industries (India) Ltd. ................       12,480            266
   Sterlite Industries (India) Ltd., ADR ## + ......        4,560             95
   Tata Consultancy Services Ltd. ..................       29,250            664
   Tata Motors Ltd. ................................       12,456            203
   Television Eighteen India Ltd. ..................       21,000            181
   Zee Entertainment Enterprises Ltd. ..............        4,500             24
                                                                    ------------
TOTAL INDIA ........................................                      15,764
                                                                    ------------
INDONESIA - 1.99%
COMMON STOCKS - 1.99%
   PT Astra International Tbk ......................      230,900            501
   PT Bank Central Asia Tbk ........................      903,000            294
   PT Bank Mandiri (Persero) Tbk ...................      548,000            171
   PT Bank Rakyat Indonesia Tbk ....................      419,000            270
   PT Bumi Resources Tbk ...........................    1,432,000          1,033
   PT Gudang Garam Tbk .............................      530,300            437
   PT International Nickel Indonesia Tbk ...........       84,000             60
   PT Kalbe Farma Tbk ..............................    2,479,100            245
   PT Perusahaan Gas Negara Persero Tbk ............       82,000            107
   PT Telekomunikasi Indonesia Tbk .................    1,132,300          1,087
                                                                    ------------
TOTAL INDONESIA ....................................                       4,205
                                                                    ------------
ISRAEL - 0.92%
COMMON STOCKS - 0.92%
   Bank Leumi le-Israel B.M. .......................       55,590            277
   Israel Discount Bank Ltd. ## ....................      277,355            674
   Teva Pharmaceutical Industries Ltd., ADR ........       21,350            999
                                                                    ------------
TOTAL ISRAEL .......................................                       1,950
                                                                    ------------
LUXEMBOURG - 0.37%
COMMON STOCKS - 0.37%
   Millicom International Cellular S.A. ............        7,302            789
                                                                    ------------
MALAYSIA - 2.18%
COMMON STOCKS - 2.18%
   AMMB Holdings Bhd ...............................      404,750            482
   Gamuda Bhd ......................................      258,200            255
   IOI Corp. Bhd ...................................      264,250            611
   Malayan Banking Bhd .............................      619,500          1,569
   Proton Holdings Bhd ## ..........................       32,900             40
   Resorts World Bhd ...............................      423,200            453
   Sime Darby Bhd ..................................      179,500            545

                             See accompanying notes

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

                                                         SHARES         VALUE
                                                       ----------   ------------
                                                        (DOLLARS IN THOUSANDS)
   Tenaga Nasional Bhd .............................      312,000   $        647
                                                                    ------------
TOTAL MALAYSIA .....................................                       4,602
                                                                    ------------
MEXICO - 5.12%
COMMON STOCKS - 5.12%
   America Movil, S.A.B. de C.V., ADR ..............       41,457          2,403
   Cemex, S.A.B. de C.V. ## ........................      106,875            297
   Cemex, S.A.B. de C.V., ADR ## + .................       14,530            402
   Consorcio ARA, S.A.B. de C.V. + .................      178,500            187
   Controladora Commercial Mexicana, S.A.B.
      de C.V. ......................................      211,100            594
   Corp GEO, S.A.B. de C.V. ## .....................       83,399            311
   Desarrolladora Homex, S.A.B. de C.V., ADR ## + ..        7,188            428
   Embotelladoras Arca, S.A.B. de C.V. .............      114,830            438
   Empresas ICA, S.A.B. de C.V. ## .................       69,957            423
   Gruma, S.A.B. de C.V. ...........................      151,800            420
   Grupo Continential, S.A.B .......................      332,950            817
   Grupo Financiero Banorte, S.A.B. de C.V. + ......      184,500            815
   Grupo Mexico, S.A.B. de C.V. ....................       44,700            326
   Grupo Modelo, S.A.B. de C.V. ....................      138,200            610
   Kimberly-Clark de Mexico, S.A.B. de C.V. ........       80,600            383
   Telefonos de Mexico, S.A.B. de C.V., ADR ........       16,140            582
   Urbi Desarrollos Urbanos, S.A.B. de C.V. ## + ...       85,284            274
   Wal-Mart de Mexico, S.A.B. de C.V. + ............      212,380            854
   Wal-Mart de Mexico, S.A.B. de C.V., ADR + .......        5,848            235
                                                                    ------------
TOTAL MEXICO .......................................                      10,799
                                                                    ------------
PHILIPPINES - 0.48%
COMMON STOCKS - 0.48%
   ABS-CBN Broadcasting Corp. ......................      172,400            102
   Bank of the Philippine Islands ..................      373,023            441
   Manila Electric Co. .............................      104,320            200
   Metropolitan Bank & Trust Co. ...................       49,600             41
   PNOC Energy Development Corp. ...................      295,000             37
   Union Bank of the Philippines ...................      225,300            181
                                                                    ------------
TOTAL PHILIPPINES ..................................                       1,002
                                                                    ------------
POLAND - 2.14%
COMMON STOCKS - 2.14%
   Bank Pekao S.A. .................................       10,595            925
   Bank Zachodni WBK S.A. ..........................        5,034            370
   Budimex S.A. ## .................................        2,784             99
   Getin Holding S.A. ## ...........................       78,485            432
   KGHM Polska Miedz S.A. ..........................        4,100            190
   PBG S.A. ## .....................................        2,038            272
   Polimex Mostostal S.A. ..........................       76,135            240
   Polski Koncern Naftowy Orlen S.A. ## ............       23,950            455
   Powszechna Kasa Oszczednosci Bank Polski SA .....       14,191            295

                                                         SHARES         VALUE
                                                       ----------   ------------
                                                        (DOLLARS IN THOUSANDS)
   Telekomunikacja Polska S.A. .....................       87,830   $        886
   TVN S.A. ........................................       33,658            346
                                                                    ------------
TOTAL POLAND .......................................                       4,510
                                                                    ------------
RUSSIA - 9.27%
COMMON STOCKS - 9.27%
   CTC Media, Inc. ## + ............................        6,028            156
   Evraz Group S.A., GDR ...........................        5,810            603
   Gazprom OAO, ADR ................................      146,794          7,810
   LUKOIL Oil Co., ADR .............................       64,444          5,819
   Mechel OAO, ADR .................................        4,773            696
   OJSC MMC Norilsk Nickel, ADR ....................       22,417            605
   OJSC Rosneft Oil Co. ## .........................      118,156          1,158
   OJSC Surgutneftegaz, ADR + ......................       21,500            210
   Severstal OAO, GDR ..............................       13,900            342
   Vimpel-Communications, ADR ......................       39,787          1,200
   VTB Bank OJSC, GDR ## ++ ........................       40,360            302
   Wimm-Bill-Dann Foods OJSC, ADR + ................        4,019            489
   X5 Retail Group NV ## ...........................        4,375            153
                                                                    ------------
TOTAL RUSSIA .......................................                      19,543
                                                                    ------------
SOUTH AFRICA - 6.78%
COMMON STOCKS - 6.78%
   African Bank Investments Ltd. ...................       10,546             37
   AngloGold Ashanti Ltd., ADR + ...................       33,380          1,139
   ArcelorMittal South Africa Ltd. .................       32,259            977
   Aspen Pharmacare Holdings Ltd. ..................      172,150            707
   Bidvest Group Ltd. ..............................       28,334            427
   Exxaro Resources Ltd. ...........................       32,100            531
   FirstRand Ltd. ..................................      156,950            325
   Gold Fields Ltd., ADR ...........................       40,830            551
   JD Group Ltd. ...................................       67,570            316
   MTN Group Ltd. ..................................       89,759          1,715
   Murray & Roberts Holdings Ltd. ..................       34,939            409
   Nampak Ltd. .....................................      273,020            596
   Nedbank Group Ltd. ..............................       86,970          1,317
   Raubex Group Ltd. ...............................       86,894            448
   Sanlam Ltd. .....................................      152,410            403
   Sappi Ltd. ......................................       64,530            871
   Sasol Ltd. ......................................       33,646          1,913
   Standard Bank Group Ltd. ........................       21,876            260
   Steinhoff International Holdings Ltd. ...........      183,099            449
   Telkom South Africa Ltd. ........................       47,940            815
   Tiger Brands Ltd. ...............................        4,690             90
                                                                    ------------
TOTAL SOUTH AFRICA .................................                      14,296
                                                                    ------------
SOUTH KOREA - 14.12%
COMMON STOCKS - 13.83%
   Amorepacific Corp. ..............................          467            296

                             See accompanying notes

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

                                                         SHARES         VALUE
                                                       ----------   ------------
                                                        (DOLLARS IN THOUSANDS)
   Cheil Communications, Inc. ......................        1,596   $        429
   Cheil Industries, Inc. ..........................        7,136            391
   GS Engineering & Construction Corp. .............        1,689            248
   Hana Financial Group, Inc. ......................       12,060            545
   Hanwha Chemical Corp. ...........................       28,380            413
   Hite Brewery Co. Ltd. ...........................        1,178            139
   Hynix Semiconductor, Inc. ## ....................       10,651            285
   Hyundai Heavy Industries Co. Ltd. ...............        1,548            553
   Hyundai Mobis ...................................       13,656          1,252
   Hyundai Motor Co. Ltd. ..........................       24,212          2,043
   Kookmin Bank ....................................       28,194          1,966
   Kookmin Bank, ADR ...............................        1,050             73
   Korea Electric Power Corp. ......................       32,265          1,086
   Korea Zinc Company Ltd. .........................        4,057            490
   KT Corp. ........................................        6,870            317
   KT Corp., ADR ...................................       30,870            714
   Kumho Tire Co., Inc. ............................       48,450            553
   LG Chemical Ltd. ................................        6,597            658
   LG Display Co. Ltd. .............................       18,879            830
   LG Electronics, Inc. ............................        4,752            742
   Lotte Shopping Co. Ltd. .........................        2,740          1,000
   NHN Corp. ## ....................................        3,348            778
   Nong Shim Co. Ltd. ..............................        3,266            601
   POSCO ...........................................        3,066          1,500
   POSCO, ADR ......................................        2,590            320
   Samsung Electronics Co. Ltd. ....................        7,426          5,266
   Samsung Fire & Marine Insurance Co. Ltd. ........        2,049            447
   Shinhan Financial Group Co. Ltd. ................       28,760          1,661
   SK Telecom Co. Ltd., ADR ........................       74,950          1,692
   S-Oil Corp. .....................................        6,759            456
   SSCP Co. Ltd. ## ................................       10,764            186
   STX Pan Ocean Co. Ltd. ..........................       43,650            114
   STX Pan Ocean Co. Ltd. + ........................      179,000            445
   Woongjin Coway Co. Ltd. .........................      2 0,916            661
                                                                    ------------
TOTAL COMMON STOCKS ................................                      29,150
                                                                    ------------
PREFERRED STOCKS - 0.29%
   Samsung Electronics Co. Ltd. ....................        1,182            608
                                                                    ------------
TOTAL SOUTH KOREA                                                         29,758
                                                                    ------------
TAIWAN - 9.64%
COMMON STOCKS - 9.64%
   Acer, Inc. ......................................        8,000             17
   Asustek Computer, Inc. ..........................      250,655            813
   AU Optronics Corp. ..............................      609,946          1,192
   Cathay Financial Holding Co. Ltd. ...............      245,000            688
   China Motor Corp. ...............................      433,245            380
   China Steel Corp. ...............................      466,000            765
   Chinatrust Financial Holding Co. Ltd. ...........    1,425,149          1,486
   Chunghwa Telecom Co. Ltd., ADR ..................       30,925            789

                                                         SHARES         VALUE
                                                       ----------   ------------
                                                        (DOLLARS IN THOUSANDS)
   Compal Electronics, Inc. ........................    1,324,885   $      1,482
   First Financial Holding Co. Ltd. ................      929,496          1,130
   Formosa Plastics Corp. ..........................      262,000            749
   High Tech Computer Corp. ........................       24,000            619
   Mega Financial Holding Co. Ltd. .................      658,000            579
   Nan Ya Printed Circuit Board Corp. ..............       88,480            466
   Nien Hsing Textile Co. Ltd. .....................      259,000            174
   Powerchip Semiconductor Corp. ...................    1,199,444            492
   Quanta Computer, Inc. ...........................    1,006,675          1,676
   Radiant Opto-Electronics Corp. ..................       17,329             25
   SinoPac Financial Holdings Co. Ltd. .............    2,576,987          1,274
   Taiwan Cement Corp. .............................      381,000            619
   Taiwan Semiconductor Manufacturing Co. Ltd. .....      880,474          1,929
   Taiwan Semiconductor Manufacturing Co.
      Ltd., ADR ....................................       27,035            304
   United Microelectronics Corp. ...................    2,547,542          1,556
   Wistron Corp. ...................................        2,000              4
   Yaego Corp. .....................................    1,441,000            497
   Yang Ming Marine Transport Corp. ................      298,823            232
   Yuanta Financial Holding Co. Ltd. ...............      412,000            392
                                                                    ------------
TOTAL TAIWAN                                                              20,329
                                                                    ------------
THAILAND - 2.72%
COMMON STOCKS - 2.72%
   Advanced Info Service PCL .......................       53,800            157
   Bangkok Bank PCL ................................      236,100          1,037
   Charoen Pokphand Foods PCL ......................    4,051,200            606
   Delta Electronics PCL ...........................       80,900             54
   Italian -Thai Development PCL ...................      486,100            115
   Kasikornbank PCL ................................      354,300            981
   Krung Thai Bank PCL .............................    1,770,600            558
   Land and Houses PCL .............................      305,400             86
   PTT Exploration & Production PCL ................       76,400            400
   PTT PCL .........................................       30,900            326
   Siam Cement PCL .................................      120,100            818
   Siam Commercial Bank PCL ........................       86,600            240
   Siam Makro PCL ..................................        8,700             28
   Thai Union Frozen Products PCL ..................      532,500            326
                                                                    ------------
TOTAL THAILAND .....................................                       5,732
                                                                    ------------
TURKEY - 1.45%
COMMON STOCKS - 1.45%
   Akcansa Cimento A.S. ............................       13,230             56
   Aksigorta A.S. ..................................       45,266            227
   Asya Katilim Bankasi A.S. ## ....................       36,000            250
   Tekfen Holding A.S. .............................       83,981            520
   Turkcell Iletisim Hizmetleri A.S. ...............       48,013            384
   Turkiye Garanti Bankasi A.S. ....................       37,974            204
   Turkiye Is Bankasi (Isbank) .....................      202,779            938

                             See accompanying notes

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

                                                         SHARES         VALUE
                                                       ----------   ------------
                                                        (DOLLARS IN THOUSANDS)
   Turkiye Sise ve Cam Fabrikalari A.S.
      (Sisecam) ....................................      308,397   $        479
   Yapi ve Kredi Bankasi A.S. ## ...................            1             --
                                                                    ------------
TOTAL TURKEY .......................................                       3,058
                                                                    ------------
SHORT TERM INVESTMENTS - 4.74%
   American Beacon Money Market Select Fund # ......    9,078,361          9,078

                                                          PAR
                                                         AMOUNT
                                                       ----------
U.S. Treasury Bill,
   1.32%, Due 6/12/2008 Section ....................   $      913            912
                                                                    ------------
TOTAL SHORT TERM INVESTMENTS .......................                       9,990
                                                                    ------------

                                                         SHARES
                                                       -----------
SECURITIES LENDING
COLLATERAL - 8.49%
   American Beacon Cash Plus Trust # ...............    14,415,599        14,415
   American Beacon Money Market Select Fund # ......     3,488,662         3,489
                                                                    ------------
TOTAL SECURITIES LENDING COLLATERAL ................                      17,904
                                                                    ------------
TOTAL INVESTMENTS 107.32% - (COST $196,471) ........                     226,268
LIABILITIES, NET OF OTHER ASSETS - (7.32%) .........                     (15,440)
                                                                    ------------
TOTAL NET ASSETS - 100.00% .........................                $    210,828
                                                                    ============

     Percentages are stated as a percent of net assets.

##   Non-income producing security.

+    All or a portion of this security is on loan at April 30, 2008.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $302 or 0.14% of net assets. The Fund has no right to demand registration of these securities.

#    The Fund/Trust is affiliated by having the same investment advisor.

Section At April 30, 2008, security pledged as collateral for open futures contracts.

FUTURES CONTRACTS
(DOLLARS IN THOUSANDS)

                                                                  UNREALIZED
                             NUMBER OF   EXPIRATION    MARKET    APPRECIATION/
                             CONTRACTS      DATE       VALUE    (DEPRECIATION)
                             ---------   ----------   -------   --------------
Emini S&P 500 Index ......      176       Jun 2008    $12,197        $420
                                                      =======        ====

                             See accompanying notes

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

SECTOR DIVERSIFICATION

                                       Percent of
                                       Net Assets
                                       ----------
Communications .....................      1.05%
Consumer Discretionary .............      8.72%
Consumer Staples ...................      3.34%
Energy .............................     16.11%
Financials .........................     20.92%
Health Care ........................      1.60%
Industrials ........................      6.25%
Information Technology .............     10.01%
Materials ..........................     12.01%
Telecommunication Services .........     10.82%
Utilities ..........................      3.26%
Short Term Investments .............     13.23%
Liabilities, Net of Other Assets ...     (7.32)%
                                        ------
                                        100.00%
                                        ======

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

                                                           PAR
                                                         AMOUNT         VALUE
                                                       ----------   ------------
                                                         (DOLLARS IN THOUSANDS)
CORPORATE OBLIGATIONS - 93.42%
AUTO COMPONENTS - 2.25%
   Allison Transmission, 11.00%, Due 11/1/2015
      + ++ .........................................   $      500   $        491
   Stanadyne Corp., 10.00%, Due 8/15/2014 ..........        1,000            965
   TriMas Corp., 9.875%, Due 6/15/2012 .............          965            842
   TRW Automotive, Inc., 7.25%, Due 3/15/2017 ++ ...          900            876
   United Components, Inc., 9.375%, Due 6/15/2013 ..        1,250          1,235
                                                                    ------------
                                                                           4,409
                                                                    ------------
AUTO LOAN - 3.32%
   Ford Motor Credit Co. LLC,
      5.80%, Due 1/12/2009 .........................          300            293
      9.75%, Due 9/15/2010 .........................        1,700          1,652
      9.875%, Due 8/10/2011 ........................        2,300          2,226
   General Motors Acceptance Corp., 6.875%, Due
      9/15/2011 ....................................        2,800          2,333
                                                                    ------------
                                                                           6,504
                                                                    ------------
AUTOMOBILES - 0.62%
   Ford Motor Co., 8.875%, Due 1/15/2022 ...........          200            162
   General Motors Corp.,
      7.70%, Due 4/15/2016 .........................          900            702
      7.40%, Due 9/1/2025 ..........................          500            352
                                                                    ------------
                                                                           1,216
                                                                    ------------
CASINO/GAMING - 0.31%
   Fontainebleau Las Vegas Holdings LLC, 10.25%, Due
      6/15/2015 ++ .................................          700            502
   Pinnacle Entertainment, Inc., 8.75%, Due
      10/1/2013 ....................................          100            102
                                                                    ------------
                                                                             604
                                                                    ------------
COMMERCIAL SERVICES - 1.87%
   Harland Clarke Holdings, 7.815%, Due 5/15/2015 ..        1,500          1,080
   Iron Mountain, Inc.,
      6.625%, Due 1/1/2016 .........................          750            725
      8.75%, Due 7/15/2018 + .......................          900            958
   RSC Equipment Rental, Inc., 9.50%, Due
      12/1/2014 ....................................        1,000            895
                                                                    ------------
                                                                           3,658
                                                                    ------------
COMMUNICATIONS - 13.62%
   American Tower Corp., 7.00%, Due 10/15/2017 ++ ..          900            909
   Cadmus Communications Corp., 8.375%, Due
      6/15/2014 ....................................        1,700          1,360
   CanWest Media, Inc., 8.00%, Due 9/15/2012 .......        1,000            957
   Charter Communications Holdings LLC,
      10.25%, Due 9/15/2010 ........................        1,100          1,059
      11.00%, Due 10/1/2015 ........................        1,800          1,391
   Clear Channel Communications, Inc., 7.65%, Due
      9/15/2010 ....................................        1,000          1,040
   CSC Holdings, Inc.,
      7.625%, Due 4/1/2011 .........................          200            201
      7.625%, Due 7/15/2018 ........................        1,000            972
   Dex Media, Inc., 8.00%, Due 11/15/2013 ..........          860            658
   Digicel Group Ltd., 8.875%, Due 1/15/2015 ++ ....        1,000            858

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

                                                           PAR
                                                         AMOUNT         VALUE
                                                       ----------   ------------
                                                         (DOLLARS IN THOUSANDS)
   Echostar DBS Corp., 7.125%, Due 2/1/2016 ........   $      600   $        589
   Fairpoint Communications, Inc., 13.125%, Due
      4/1/2018 ++ ..................................          500            505
   Idearc, Inc., 8.00%, Due 11/15/2016 .............        1,000            650
   Intelsat Intermediate Holding Co. Ltd., Zero
      Coupon, Due 2/1/2015 # .......................          800            684
   Intelsat Subsidiary Holding Co. Ltd., 8.25%, Due
      1/15/2013 ....................................          600            605
   L-3 Communications Corp., 6.125%, Due
      7/15/2013 ....................................          500            496
   Lamar Media Corp., 7.25%, Due 1/1/2013 ..........        1,100          1,089
   Liberty Media LLC, 5.70%, Due 5/15/2013 .........        1,100            985
   LIN Television Corp., 6.50%, Due 5/15/2013 ......          500            481
   MasTec, Inc., 7.625%, Due 2/1/2017 ..............          700            613
   MetroPCS Wireless, Inc., 9.25%, Due 11/1/2014 ...        1,000            983
   Network Communications, Inc., 10.75%, Due
      12/1/2013 ....................................        1,000            746
   Nortel Networks Ltd., 6.963%, Due 7/15/2011 # ...        1,000            943
   Quebecor Media, Inc., 7.75%, Due 3/15/2016 ......        1,750          1,684
   Qwest Capital Funding, Inc., 7.25%, Due
      2/15/2011 ....................................        1,000            980
   Qwest Communications International, Inc., 7.50%,
      Due 2/15/2014 ................................        1,200          1,179
   Radio One, Inc., 6.375%, Due 2/15/2013 ..........          800            606
   Reader's Digest Association, Inc., 9.00%, Due
      2/15/2017 ++ .................................        2,000          1,430
   Umbrella Acquisition, Inc., 9.75%, Due
      3/15/2015 + ++ ...............................        1,000            720
   Videotron Ltd., 9.125%, Due 4/15/2018 ++ ........          800            852
   West Corp., 9.50%, Due 10/15/2014 ...............          500            478
                                                                    ------------
                                                                          26,703
                                                                    ------------
CONSTRUCTION & ENGINEERING - 0.46%
   KB Home,
      6.25%, Due 6/15/2015 .........................          700            630
      7.25%, Due 6/15/2018 .........................          300            278
                                                                    ------------
                                                                             908
                                                                    ------------
CONSUMER DISCRETIONARY - 3.44%
   AMC Entertainment, Inc., 11.00%, Due 2/1/2016 ...        1,000            995
   Commercial Vehicle Group, Inc., 8.00%, Due
      7/1/2013 .....................................          200            171
   FTD, Inc., 7.75%, Due 2/15/2014 .................          923            831
   Michaels Stores, Inc., 10.00%, Due 11/1/2014 + ..        1,000            970
   OSI Restaurant Partners, Inc., 10.00%, Due
      6/15/2015 + ++ ...............................          600            453
   Penske Auto Group, Inc., 7.75%, Due 12/15/2016 ..        2,250          2,048
   Simmons Co., 7.875%, Due 1/15/2014 ..............          750            662
   Travelport LLC, 7.701%, Due 9/1/2014 # ..........          700            605
                                                                    ------------
                                                                           6,735
                                                                    ------------
CONSUMER STAPLES - 5.11%
   Blyth, Inc., 5.50%, Due 11/1/2013 ...............        1,500          1,245
   Collective Brands, Inc., 8.25%, Due 8/1/2013 ....        1,500          1,354
   Dean Foods Co., 7.00%, Due 6/1/2016 .............          600            561
   Dole Food Co., Inc., 8.625%, Due 5/1/2009 .......          100             97
   Jarden Corp., 7.50%, Due 5/1/2017 + .............        1,900          1,748
   Prestige Brands, Inc., 9.25%, Due 4/15/2012 .....        2,000          1,980
   Rafaella Apparel Group, Inc., 11.25%, Due
      6/15/2011 ....................................        1,077            754

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

                                                           PAR
                                                         AMOUNT         VALUE
                                                       ----------   ------------
                                                         (DOLLARS IN THOUSANDS)
   Reynolds American, Inc., 7.625%, Due 6/1/2016 ...   $    1,200   $      1,271
   Smithfield Foods, Inc., 7.75%, Due 5/15/2013 ....        1,000          1,002
                                                                    ------------
                                                                          10,012
                                                                    ------------
ENERGY - 11.80%
   AmeriGas Partners, L.P., 7.125%, Due 5/20/2016 ..          750            756
   Aquila, Inc., 9.95%, Due 2/1/2011 ...............          900            933
   Chesapeake Energy Corp., 6.625%, Due 1/15/2016 ..        1,400          1,400
   Cie Generale de Geophysique-Veritas,
      7.50%, Due 5/15/2015 .........................          800            826
      7.75%, Due 5/15/2017 .........................          200            207
   Copano Energy LLC, 8.125%, Due 3/1/2016 .........          900            936
   Dynegy Holdings, Inc., 8.375%, Due 5/1/2016 .....        1,000          1,042
   El Paso Corp., 6.875%, Due 6/15/2014 ............        1,000          1,037
   Intergen NV, 9.00%, Due 6/30/2017 ++ ............          900            941
   Mariner Energy, Inc., 7.50%, Due 4/15/2013 ......          900            889
   MarkWest Energy Partners LP,
      6.875%, Due 11/1/2014 ........................          800            772
      8.75%, Due 4/15/2018 ++ ......................          600            623
   Massey Energy Co., 6.875%, Due 12/15/2013 .......          525            525
   Mirant Americas Generation LLC, 8.30%, Due
      5/1/2011 .....................................          700            726
   Mirant North America LLC, 7.375%, Due
      12/31/2013 ...................................        1,000          1,037
   NRG Energy, Inc.,
      7.25%, Due 2/1/2014 ..........................          700            719
      7.375%, Due 2/1/2016 .........................        1,800          1,854
   Peabody Energy Corp.,
      6.875%, Due 3/15/2013 ........................          200            204
      7.375%, Due 11/1/2016 ........................          700            735
   PetroQuest Energy, Inc., 10.375%, Due
      5/15/2012 ....................................        1,115          1,160
   Regency Energy Partners LP, 8.375%, Due
      12/15/2013 ...................................          877            914
   Swift Energy Co., 7.625%, Due 7/15/2011 .........          900            911
   Tenaska, Inc., 6.528%, Due 12/30/2014 ++ ........        1,130          1,183
   Tesoro Corp., 6.50%, Due 6/1/2017 ...............        1,100          1,009
   VeraSun Energy Corp., 9.375%, Due 6/1/2017 ++ ...          500            330
   Williams Cos., Inc.,
      7.625%, Due 7/15/2019 ........................          500            540
      7.875%, Due 9/1/2021 .........................          400            437
      8.75%, Due 3/15/2032 .........................          400            473
                                                                    ------------
                                                                          23,119
                                                                    ------------
FINANCE - 5.19%
   CPI International, Inc., 8.936%, Due
      2/1/2015 # ...................................          669            682
   Deluxe Corp., 5.00%, Due 12/15/2012 .............          500            433
   FMC Finance III SA, 6.875%, Due 7/15/2017 .......          300            302
   Forest City Enterprises, Inc., 7.625%, Due
      6/1/2015 .....................................          600            558
   Icahn Enterprises LP, 7.125%, Due 2/15/2013 .....        1,697          1,583
   JP Morgan Chase & Co., 7.90%, Due 12/31/2049 ....          800            815

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

                                                           PAR
                                                         AMOUNT         VALUE
                                                       ----------   ------------
                                                        (DOLLARS IN THOUSANDS)
   Lehman Brothers Holdings, Inc., 6.20%,
      Due 9/26/2014 ................................   $    1,000   $      1,006
   Leucadia National Corp., 7.125%, Due 3/15/2017 ..        1,750          1,671
   Merrill Lynch & Co., Inc., 6.875%,
      Due 4/25/2018 ................................        1,000          1,008
   Petroplus Finance Ltd., 6.75%, Due 5/1/2014 ++ ..        1,100          1,034
   Rainbow National Services LLC, 10.375%,
      Due 9/1/2014 ++ ..............................        1,000          1,075
                                                                    ------------
                                                                          10,167
                                                                    ------------
HEALTH CARE - 6.65%
   Angiotech Pharmaceuticals, Inc., 6.826%,
      Due 12/1/2013 # ..............................        1,000            880
   DaVita, Inc., 7.25%, Due 3/15/2015 ..............        1,100          1,103
   Elan Finance PLC/Elan Finance Corp., 7.201%,
      Due 12/1/2013 # ..............................        1,075            984
   Fresenius Medical Care Capital Trust IV, 7.875%,
      Due 6/15/2011 ................................          800            838
   HCA, Inc.,
      9.125%, Due 11/15/2014 .......................        1,000          1,060
      6.50%, Due 2/15/2016 .........................        1,000            895
   Interactive Health, 7.25%, Due 4/1/2011 ++ ......        1,259            692
   Omnicare, Inc.,
      6.75%, Due 12/15/2013 ........................          500            465
      6.875%, Due 12/15/2015 .......................          500            456
   Skilled Healthcare Group, Inc., 11.00%,
      Due 1/15/2014 ................................          845            906
   Tenet Healthcare Corp., 9.875%, Due 7/1/2014 + ..        1,000          1,023
   United Surgical Partners International, Inc.,
      9.25%, Due 5/1/2017 ..........................          900            871
   US Oncology, Inc.,
      7.949%, Due 3/15/2012 # ......................          948            763
      9.00%, Due 8/15/2012 .........................          500            507
      10.75%, Due 8/15/2014 ........................          760            768
   Vanguard Health Holding Co. II LLC, 9.00%,
      Due 10/1/2014 ................................          800            814
                                                                    ------------
                                                                          13,025
                                                                    ------------
HOTELS, RESTAURANTS & LEISURE - 4.39%
   Cinemark, Inc., Zero Coupon, Due 3/15/2014 # ....          550            518
   Host Hotels & Resorts LP, 6.875%,
      Due 11/1/2014 ................................          800            788
   Host Marriott LP, 7.125%, Due 11/1/2013 .........          600            598
   MGM Mirage,
      6.75%, Due 4/1/2013 ..........................          750            690
      6.625%, Due 7/15/2015 ........................        1,500          1,309
   Pinnacle Entertainment, Inc., 8.25%,
      Due 3/15/2012 ................................          100             99
   Royal Caribbean Cruises Ltd., 7.25%,
      Due 3/15/2018 ................................        1,200          1,086
   San Pasqual Casino Development Group, 8.00%,
      Due 9/15/2013 ++ .............................        1,550          1,445
   Station Casinos, Inc., 6.875%, Due 3/1/2016 + ...        1,000            643
   Turning Stone Casino Resort, 9.125%,
      Due 12/15/2010 ++ ............................        1,460          1,438
                                                                    ------------
                                                                           8,614
                                                                    ------------
INDUSTRIALS - 15.27%
   Allied Waste North America, Inc., 6.875%,
      Due 6/1/2017 .................................          500            500
   Altra Industrial Motion, Inc., 9.00%,
      Due 12/1/2011 ................................        1,100          1,089
   Berry Plastics Corp.,
      8.875%, Due 9/15/2014 ........................          500            468

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

                                                           PAR
                                                         AMOUNT         VALUE
                                                       ----------   ------------
                                                        (DOLLARS IN THOUSANDS)
      7.568%, Due 2/15/2015 ++ # ...................   $      450   $        434
   Celestica, Inc., 7.625%, Due 7/1/2013 ...........          200            196
   CEVA Group plc, 10.00%, Due 9/1/2014 ++ .........        1,000          1,030
   Clean Harbors, Inc., 11.25%, Due 7/15/2012 ......          650            692
   Coleman Cable, Inc., 9.875%, Due 10/1/2012 ......        1,000            915
   Communications & Power Industries, Inc., 8.00%,
      Due 2/1/2012 .................................          750            739
   Crown Americas LLC, 7.75%, Due 11/15/2015 .......        1,000          1,055
   DRS Technologies, Inc.,
      6.875%, Due 11/1/2013 ........................          900            893
      7.625%, Due 2/1/2018 .........................          100            102
   Dycom Industries, Inc., 8.125%, Due 10/15/2015 ..        1,000            960
   Freescale Semiconductor, Inc.,
      8.875%, Due 12/15/2014 .......................          900            792
      9.125%, Due 12/15/2014 .......................          430            354
   GenCorp, Inc., 9.50%, Due 8/15/2013 .............        1,500          1,507
   Goodyear Tire & Rubber Co., 8.663%,
      Due 12/1/2009 # ..............................          500            501
   Greenbrier Cos., Inc., 8.375%, Due 5/15/2015 ....          800            764
   Impress Holdings BV, 5.838%,
      Due 9/15/2013 ++ # ...........................        1,400          1,171
   Intertape Polymer US, Inc., 8.50%,
      Due 8/1/2014 .................................        1,300          1,144
   Noranda Aluminium Holding Corp., 10.488%,
      Due 11/15/2014 ++ # ..........................        1,000            800
   Nortek, Inc., 8.50%, Due 9/1/2014 ...............          800            586
   Nova Chemicals Corp., 7.863%, Due 11/15/2013 # ..        1,070            926
   Novelis, Inc., 7.25%, Due 2/15/2015 .............        1,000            915
   Owens-Brockway Glass Containers, Inc., 6.75%,
      Due 12/1/2014 ................................          900            913
   Plastipak Holdings, Inc., 8.50%,
      Due 12/15/2015 ++ ............................        1,050            984
   RBS Global, Inc., 9.50%, Due 8/1/2014 ...........        1,000          1,000
   Sanmina-SCI Corp.,
      6.75%, Due 3/1/2013 ..........................          500            453
      5.55%, Due 6/15/2014 ++ # ....................          200            185
      8.125%, Due 3/1/2016 .........................          800            736
   Smurfit Kappa Funding plc, 7.75%, Due 4/1/2015 ..        1,000            907
   Stewart & Stevenson LLC, 10.00%, Due 7/15/2014 ..        1,000            970
   Superior Essex Communications, 9.00%,
      Due 4/15/2012 ................................        1,400          1,382
   Terex Corp., 8.00%, Due 11/15/2017 ..............        1,000          1,023
   TransDigm, Inc., 7.75%, Due 7/15/2014 ...........          900            920
   United Rentals North America, Inc.,
      6.50%, Due 2/15/2012 .........................          800            750
      7.75%, Due 11/15/2013 ........................          200            172
   WCA Waste Corp., 9.25%, Due 6/15/2014 ...........        1,000          1,010
                                                                    ------------
                                                                          29,938
                                                                    ------------
MATERIALS - 5.70%
   Freeport-McMoRan Copper & Gold, Inc., 8.375%,
      Due 4/1/2017 .................................        1,000          1,105
   Hercules, Inc., 6.75%, Due 10/15/2029 ...........        1,750          1,689
   Huntsman International LLC, 7.875%,
      Due 11/15/2014 ...............................          700            739
   Ineos Group Holdings plc, 8.50%,
      Due 2/15/2016 + ++ ...........................        1,100            891

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

                                                           PAR
                                                         AMOUNT         VALUE
                                                       ----------   ------------
                                                        (DOLLARS IN THOUSANDS)
   MacDermid, Inc., 9.50%, Due 4/15/2017 ++ ........   $      900   $        859
   Nalco Co., 8.875%, Due 11/15/2013 ...............        1,100          1,158
   Neenah Paper, Inc., 7.375%, Due 11/15/2014 ......          750            675
   Newark Group, Inc., 9.75%, Due 3/15/2014 ........        2,200          1,749
   NewPage Corp., 10.00%, Due 5/1/2012 ++ ..........        1,000          1,068
   Phibro Animal Health Corp., 10.00%,
      Due 8/1/2013 ++ ..............................        1,250          1,237
                                                                    ------------
                                                                          11,170
                                                                    ------------
MEDIA - 2.82%
   IESY Repository GmbH, 10.375%,
      Due 2/15/2015 ++ .............................        1,500          1,425
   Kabel Deutschland GmbH, 10.625%, Due 7/1/2014 ...        1,156          1,202
   R.H. Donnelley Corp.,
      6.875%, Due 1/15/2013 ........................          100             64
      8.875%, Due 1/15/2016 ........................        1,400            910
      8.875%, Due 10/15/2017 ++ ....................          100             65
   Sheridan Group, Inc., 10.25%, Due 8/15/2011 .....        1,125          1,038
   WMG Acquisition Corp., 7.375%, Due 4/15/2014 ....        1,000            830
                                                                    ------------
                                                                           5,534
                                                                    ------------
RETAIL - 1.40%
   Dollar General Corp., 10.625%, Due 7/15/2015 + ..        1,000            995
   Jostens IH Corp., 7.625%, Due 10/1/2012 .........        1,000            995
   Susser Holdings LLC, 10.625%, Due 12/15/2013 ....          736            754
                                                                    ------------
                                                                           2,744
                                                                    ------------
SERVICES - 1.94%
   ARAMARK Corp., 8.50%, Due 2/1/2015 ..............        1,000          1,043
   Interpublic Group of Cos., Inc., 5.40%,
      Due 11/15/2009 + .............................        1,000            980
   Knowledge Learning Corp., 7.75%,
      Due 2/1/2015 ++ ..............................          700            672
   Valassis Communications, Inc., 8.25%,
      Due 3/1/2015 + ...............................        1,250          1,112
                                                                    ------------
                                                                           3,807
                                                                    ------------
TECHNOLOGY - 1.75%
   Alion Science and Technology Corp., 10.25%,
      Due 2/1/2015 .................................          600            382
   Amkor Technology, Inc., 7.75%, Due 5/15/2013 ....          850            814
   First Data Corp., 9.875%, Due 9/24/2015 + ++ ....          700            637
   SunGard Data Systems, Inc.,
      9.125%, Due 8/15/2013 ........................          200            209
      10.25%, Due 8/15/2015 + ......................        1,300          1,381
                                                                    ------------
                                                                           3,423
                                                                    ------------
TELECOMMUNICATION SERVICES - 3.05%
   Block Communications, Inc., 8.25%,
      Due 12/15/2015 ++ ............................        2,000          1,915
   Inmarsat Finance plc, Zero Coupon,
      Due 11/15/2012 # .............................        1,000            986
   Millicom International Cellular S.A., 10.00%,
      Due 12/1/2013 ................................          500            534
   Rural Cellular Corp., 8.25%, Due 3/15/2012 ......          750            780
   Stratos Global Corp., 9.875%, Due 2/15/2013 .....          750            787
   Wind Acquisition Finance S.A., 10.75%,
      Due 12/1/2015 ++ .............................          900            970
                                                                    ------------
                                                                           5,972
                                                                    ------------

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

                                                           PAR
                                                         AMOUNT         VALUE
                                                       ----------   ------------
                                                        (DOLLARS IN THOUSANDS)
UTILITIES - 2.46%
   AES Corp., 8.00%, Due 10/15/2017 ................   $    1,100   $      1,147
   Edison Mission Energy, 7.00%, Due 5/15/2017 .....        2,200          2,222
   Texas Competitive Electric Holdings Co. LLC,
      10.25%, Due 11/1/2015 ++ .....................        1,400          1,459
                                                                           4,828
                                                                    ------------
   TOTAL CORPORATE OBLIGATIONS .....................                     183,090
                                                                    ------------

                                                         SHARES
                                                       ----------
SHORT TERM INVESTMENTS - 4.01%
   American Beacon Money Market Select Fund
      Section ......................................    7,859,483          7,860
                                                                    ------------

                                                           PAR
                                                         AMOUNT
                                                       ----------
SECURITIES LENDING COLLATERAL - 5.80%
   AIM Short-Term Investment Company Liquid Asset
      Fund, 2.82% ..................................   $    3,371          3,371
   Banc of America Securities LLC Repo, 2.508%,
      Due 5/1/2008 @ ...............................        8,000          8,000
                                                                    ------------
   TOTAL SECURITIES LENDING COLLATERAL .............                      11,371
                                                                    ------------
TOTAL INVESTMENTS - 103.23% (COST $212,439) ........                $    202,321
LIABILITIES, NET OF OTHER ASSETS - (3.23%) .........                      (6,331)
                                                                    ------------
TOTAL NET ASSETS - 100.00% .........................                $    195,990
                                                                    ============

     Percentages are stated as a percent of net assets.

+    All or a portion of this security is on loan at April 30, 2008.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $32,159 or 16.41% of net assets. The Fund has no right to demand registration of these securities.

# The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

Section The Fund/Trust is affiliated by having the same investment advisor.

@ Held at Bank of New York, Collateralized by Corporate Obligations valued at $8,160, 2.5075%, 11/15/2014.

                             See accompanying notes

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

                                                         SHARES         VALUE
                                                       ----------   ------------
                                                        (DOLLARS IN THOUSANDS)
COMMON STOCKS - 4.86%
CONSUMER DISCRETIONARY - 0.27%
SPECIALTY RETAIL - 0.27%
   Nike, Inc. + ....................................        3,890   $        260
                                                                    ------------
CONSUMER STAPLES - 0.43%
BEVERAGES - 0.43%
   Coca-Cola Co. ...................................        7,060            415
                                                                    ------------
FINANCIALS - 0.49%
   DIVERSIFIED FINANCIALS - 0.23%
      T Rowe Price Group, Inc. .....................        3,800            223
                                                                    ------------
   INSURANCE - 0.26%
      AON Corp. + ..................................        5,555            252
                                                                    ------------
   TOTAL FINANCIALS                                                          475
                                                                    ------------
HEALTH CARE - 0.71%
BIOTECHNOLOGY - 0.24%
   Biogen Idec, Inc. ## + ..........................        3,825            232
                                                                    ------------
OPTICAL SUPPLIES - 0.26%
   Alcon, Inc. .....................................        1,630            258
                                                                    ------------
PHARMACEUTICALS - 0.21%
   Merck & Co., Inc. ...............................        5,425            206
                                                                    ------------
TOTAL HEALTH CARE                                                            696
                                                                    ------------
INDUSTRIALS - 1.01%
AEROSPACE & DEFENSE - 0.24%
   United Technologies Corp. .......................        3,250            236
                                                                    ------------
COMMERCIAL SERVICES & SUPPLIES - 0.30%
   Apollo Group, Inc. ## + .........................        2,485            127
   ITT Educational Services, Inc. ## + .............        2,145            164
                                                                    ------------
                                                                             291
                                                                    ------------
INDUSTRIAL CONGLOMERATES - 0.24%
   Honeywell International, Inc. ...................        3,890            231
                                                                    ------------
MACHINERY - 0.23%
   Illinois Tool Works, Inc. + .....................        4,310            225
                                                                    ------------
TOTAL INDUSTRIALS                                                            983
                                                                    ------------

                                                         SHARES         VALUE
                                                       ----------   ------------
                                                        (DOLLARS IN THOUSANDS)
INFORMATION TECHNOLOGY - 1.95%
COMMUNICATIONS EQUIPMENT - 0.44%
   Cisco Systems, Inc. @@ ..........................       16,780   $        430
                                                                    ------------
IT CONSULTING & SERVICES - 0.29%
   Accenture Ltd. + ................................        7,470            281
                                                                    ------------
SOFTWARE - 1.22%
   Adobe Systems, Inc. @@ ..........................        7,000            261
   Electronic Arts, Inc. @@ + ......................        4,440            228
   Microsoft Corp. + ...............................        7,500            214
   Oracle Corp. @@ + ...............................       23,200            484
                                                                    ------------
                                                                           1,187
                                                                    ------------
TOTAL INFORMATION TECHNOLOGY                                               1,898
                                                                    ------------
TOTAL COMMON STOCKS                                                        4,727
                                                                    ------------
CONVERTIBLE PREFERRED
STOCKS - 1.54%
FINANCIALS - 0.48%
DIVERSIFIED FINANCIALS - 0.48%
   Bank of America Corp. ...........................          425            467
                                                                    ------------
HEALTH CARE - 0.33%
PHARMACEUTICALS - 0.33%
   Schering-Plough Corp. ...........................        1,785            322
                                                                    ------------
INDUSTRIALS - 0.47%
AUTOMOBILES - 0.24%
   General Motors Corp. ............................       12,630            235
                                                                    ------------
HOUSEHOLD DURABLES - 0.23%
   Stanley Works ...................................          255            217
                                                                    ------------
TOTAL INDUSTRIALS                                                            452
                                                                    ------------
MATERIALS - 0.26%
METALS & MINING - 0.26%
   Freeport-McMoRan Copper & Gold, Inc. ............        1,560            254
                                                                    ------------
TOTAL CONVERTIBLE PREFERRED STOCKS                                         1,495
                                                                    ------------
PREFERRED STOCKS - 0.72%
FINANCIALS - 0.49%
DIVERSIFIED FINANCIALS - 0.49%
   Citigroup, Inc. + ...............................        9,250            482
                                                                    ------------

                             See accompanying notes

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

                                                         SHARES         VALUE
                                                       ----------   ------------
                                                        (DOLLARS IN THOUSANDS)
INDUSTRIALS - 0.23%
CHEMICALS - 0.23%
   Avery Dennison Corp. ............................        4,600   $        220
                                                                    ------------
TOTAL PREFERRED STOCKS                                                       702
                                                                    ------------

                                                           PAR
                                                         AMOUNT
                                                       ----------
CORPORATE OBLIGATIONS - 29.12%
AEROSPACE & DEFENSE - 0.26%
   Raytheon Co.,
      5.375%, Due 4/1/2013 .........................   $      250            255
                                                                    ------------
BANKS - 7.37%
   Bank of America Corp.,
      7.80%, Due 9/15/2016 .........................          600            681
      6.00%, Due 9/1/2017 ..........................          200            208
   Bank One Corp.,
      4.90%, Due 4/30/2015 + .......................          250            242
   Citigroup, Inc.,
      5.125%, Due 2/14/2011 + ......................        1,300          1,304
      6.125%, Due 11/21/2017 + .....................          275            279
   Credit Suisse First Boston,
      6.50%, Due 5/1/2008 + ++ .....................          500            500
   ING Bank, NV,
      5.125%, Due 5/1/2015 ++ ......................          300            293
   JP Morgan Chase & Co.,
      6.75%, Due 2/1/2011 ..........................          650            678
      6.00%, Due 1/15/2018 .........................          250            259
   National City Bank,
      4.50%, Due 3/15/2010 .........................          800            760
   Synovus Financial Corp.,
      4.875%, Due 2/15/2013 ........................          250            236
   Wachovia Corp.,
      5.30%, Due 10/15/2011 ........................          300            301
   Washington Mutual, Inc.,
      8.25%, Due 4/1/2010 + ........................          300            285
      4.625%, Due 4/1/2014 .........................          500            395
   Wells Fargo & Co.,
      5.25%, Due 10/23/2012 ........................          460            470
      5.625%, Due 12/11/2017 .......................          275            284
                                                                    ------------
                                                                           7,175
                                                                    ------------
BEVERAGES - 0.31%
   Constellation Brands, Inc.,
      7.25%, Due 9/1/2016                                     300            302
                                                                    ------------

                                                           PAR
                                                         AMOUNT         VALUE
                                                       ----------   ------------
                                                        (DOLLARS IN THOUSANDS)
COMMUNICATIONS - 1.48%
   Comcast Cable Communications Holdings, Inc.,
      8.375%, Due 3/15/2013 ........................   $      500   $        560
   DirecTV Holdings LLC/DirecTV Financing Co.,
      8.375%, Due 3/15/2013 ........................          300            308
   Time Warner Cable, Inc.,
      5.85%, Due 5/1/2017 ..........................          300            298
   Verizon Communications, Inc.,
      6.90%, Due 4/15/2038 .........................          250            271
                                                                    ------------
                                                                           1,437
                                                                    ------------
CONSUMER DISCRETIONARY - 0.68%
   Royal Caribbean Cruises Ltd.,
      7.50%, Due 10/15/2027 ........................          275            238
   Wal-Mart Stores, Inc.,
      7.55%, Due 2/15/2030 + .......................          250            289
   Wesco Distribution, Inc.,
      7.50%, Due 10/15/2017 ........................          150            136
                                                                    ------------
                                                                             663
                                                                    ------------
CONSUMER STAPLES - 0.47%
   Dole Food Co., Inc.,
      8.875%, Due 3/15/2011 + ......................           92             82
   Hanesbrands, Inc.,
      8.204%, Due 12/15/2014 # .....................          140            132
   Kellogg Co.,
      4.25%, Due 3/6/2013 ..........................          250            246
                                                                    ------------
                                                                             460
                                                                    ------------
ENERGY - 0.52%
   Canadian Natural Resources Ltd.,
      6.25%, Due 3/15/2038 .........................          250            244
   EOG Resources, Inc.,
      4.75%, Due 3/15/2014 ++ ......................          250            259
                                                                    ------------
                                                                             503
                                                                    ------------
FINANCE - 4.23%
   American General Finance Corp.,
      4.875%, Due 5/15/2010 ........................          300            298
   Capital One Financial Corp.,
      5.70%, Due 9/15/2011 .........................          310            303
   General Electric Capital Corp.,
      5.65%, Due 6/9/2014 ..........................          500            520
      5.625%, Due 5/1/2018 .........................          250            253
   Goldman Sachs Group, Inc.,
      4.75%, Due 7/15/2013 .........................          250            246
      6.25%, Due 9/1/2017 ..........................          250            255
   HSBC Finance Corp.,
      5.25%, Due 1/14/2011 .........................        1,050          1,055

                             See accompanying notes

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

                                                           PAR
                                                         AMOUNT         VALUE
                                                       ----------   ------------
                                                        (DOLLARS IN THOUSANDS)
   International Lease Finance Corp.,
      6.375%, Due 3/15/2009 ........................   $      725   $        729
   Lehman Brothers Holdings, Inc.,
      4.25%, Due 1/27/2010 + .......................          250            246
   Merrill Lynch & Co., Inc.,
      6.11%, Due 1/29/2037 .........................          250            211
                                                                    ------------
                                                                           4,116
                                                                    ------------
HEALTH CARE - 0.13%
   Psychiatric Solutions, Inc.,
      7.75%, Due 7/15/2015 .........................          125            128
                                                                    ------------
INDUSTRIALS - 4.43%
   Canadian National Railway Co.,
      5.55%, Due 5/15/2018 .........................          250            254
   Caterpillar Financial Services Corp.,
      4.15%, Due 1/15/2010 .........................          300            302
      4.25%, Due 2/8/2013 ..........................          250            246
   Daimler Finance NA LLC,
      5.875%, Due 3/15/2011 ........................          250            256
      5.75%, Due 9/8/2011 ..........................          250            256
   Ford Motor Credit Co. LLC,
      8.625%, Due 11/1/2010 ........................          285            271
   Gardner Denver, Inc.,
      8.00%, Due 5/1/2013 ..........................          300            302
   Goodyear Tire & Rubber Co.,
      7.857%, Due 8/15/2011 ........................          300            313
   Honeywell International, Inc.,
      4.25%, Due 3/1/2013 ..........................          250            248
   John Deere Capital Corp.,
      4.125%, Due 1/15/2010 + ......................          750            754
   NBTY, Inc.,
      7.125%, Due 10/1/2015 ........................          150            144
   Nissan Motor Acceptance Corp.,
      5.625%, Due 3/14/2011 ++ .....................          300            301
   Norfolk Southern Corp.,
      8.625%, Due 5/15/2010 ........................          250            271
   Terex Corp.,
      8.00%, Due 11/15/2017 ........................          125            128
   Union Pacific Corp.,
      6.50%, Due 4/15/2012 .........................          250            265
                                                                    ------------
                                                                           4,311
                                                                    ------------
INSURANCE - 3.92%
   Aegon Funding Corp.,
     5.75%, Due 12/15/2020 .........................          350            328
   American International Group, Inc.,
      5.85%, Due 1/16/2018 .........................          250            250
      6.25%, Due 5/1/2036 + ........................          250            244

                                                           PAR
                                                         AMOUNT         VALUE
                                                       ----------   ------------
                                                        (DOLLARS IN THOUSANDS)
   ASIF Global Financing,
      3.90%, Due 10/22/2008 ++ .....................   $      500   $        498
   Hartford Financial Services Group, Inc.,
      5.25%, Due 10/15/2011 ........................          600            608
   John Hancock Global Funding II,
      7.90%, Due 7/2/2010 ++ .......................          675            739
   Lincoln National Corp.,
      4.75%, Due 2/15/2014 .........................          125            121
   MetLife, Inc.,
      6.375%, Due 6/15/2034 ........................          275            272
   Metropolitan Life Global Funding I,
      4.625%, Due 8/19/2010 ++ .....................          500            508
   Prudential Financial, Inc.,
      4.50%, Due 7/15/2013 .........................          250            244
                                                                    ------------
                                                                           3,812
                                                                    ------------
INTERNET & CATALOG RETAIL - 0.32%
   Expedia, Inc.,
      7.456%, Due 8/15/2018 ........................          300            307
                                                                    ------------
PHARMACEUTICALS - 0.13%
   Bristol-Myers Squibb Co.,
      5.45%, Due 5/1/2018 ..........................          125            126
                                                                    ------------
REAL ESTATE - 1.09%
   iStar Financial, Inc.,
      5.85%, Due 3/15/2017 .........................          400            332
   ProLogis Trust,
      5.50%, Due 4/1/2012 + ........................          250            244
      5.625%, Due 11/15/2016 .......................          250            233
   Simon Property Group LP,
      5.375%, Due 6/1/2011 .........................          250            250
                                                                    ------------
                                                                           1,059
                                                                    ------------
TECHNOLOGY - 1.29%
   Cisco Systems, Inc.,
      5.25%, Due 2/22/2011 .........................          250            258
   Hewlett-Packard Co.,
      4.50%, Due 3/1/2013 ..........................          250            252
   Sungard Data Systems, Inc.,
      9.125%, Due 8/15/2013 ........................          300            314
   Syniverse Technologies, Inc.,
      7.75%, Due 8/15/2013 .........................          325            309
   Xerox Corp.,
      5.65%, Due 5/15/2013 .........................          125            125
                                                                    ------------
                                                                           1,258
                                                                    ------------
TELEPHONE - 1.72%
   America Movil, S.A.B. de C.V.,
      6.375%, Due 3/1/2035 .........................          250            245

                             See accompanying notes

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

                                                           PAR
                                                         AMOUNT         VALUE
                                                       ----------   ------------
                                                        (DOLLARS IN THOUSANDS)
   AT&T, Inc.,
      5.625%, Due 6/15/2016 ........................   $      250   $        254
      5.50%, Due 2/1/2018 ..........................          275            275
      6.80%, Due 5/15/2036 + .......................          125            132
   Cingular Wireless Services, Inc.,
      7.875%, Due 3/1/2011 .........................          250            270
   Verizon Communications, Inc.,
      5.50%, Due 4/1/2017 ..........................          250            251
   Vodafone Group plc,
      6.15%, Due 2/27/2037 + .......................          250            246
                                                                    ------------
                                                                           1,673
                                                                    ------------
UTILITIES - 0.77%
   Duke Energy Carolinas LLC,
      5.10%, Due 4/15/2018 + .......................          250            248
   MidAmerican Energy Holdings Co.,
      6.125%, Due 4/1/2036 .........................          250            250
   Virginia Electric and Power Co.,
      5.40%, Due 4/30/2018 .........................          250            248
                                                                    ------------
                                                                             746
                                                                    ------------
TOTAL CORPORATE OBLIGATIONS                                               28,331
                                                                    ------------
CONVERTIBLE OBLIGATIONS - 13.11%
BANKS - 0.27%
   Bank of America Corp.,
      0.25%, Due 2/15/2012 .........................          270            267
                                                                    ------------
COMMUNICATIONS - 1.73%
   Anixter International, Inc.,
      1.00%, Due 2/15/2013 .........................          200            217
   Juniper Networks, Inc.,
      Zero Coupon, Due 6/15/2008 ...................          292            400
   Liberty Media LLC,
      0.75%, Due 3/30/2023 + .......................          320            324
   Symantec Corp.,
      1.00%, Due 6/15/2013 .........................          210            227
   VeriSign, Inc.,
      3.25%, Due 8/15/2037 ++ ......................          410            511
                                                                    ------------
                                                                           1,679
                                                                    ------------
CONSUMER DISCRETIONARY - 1.02%
   Archer-Daniels-Midland Co.,
      0.875%, Due 2/15/2014 ........................          450            537
   Carnival Corp.,
      2.00%, Due 4/15/2021 .........................          416            454
                                                                    ------------
                                                                             991
                                                                    ------------

                                                           PAR
                                                         AMOUNT         VALUE
                                                       ----------   ------------
                                                        (DOLLARS IN THOUSANDS)
ENERGY - 2.15%
   Cameron International Corp.,
      2.50%, Due 6/15/2026 .........................   $      275   $        431
   Pioneer Natural Resources Co.,
      2.875%, Due 1/15/2038 ........................          235            288
   Schlumberger Ltd.,
      2.125%, Due 6/1/2023 .........................          145            367
   SESI LLC,
      1.50%, Due 12/15/2026 ++ .....................          270            312
   Transocean, Inc.,
      1.625%, Due 12/15/2037 .......................          620            698
                                                                    ------------
                                                                           2,096
                                                                    ------------
FINANCE - 0.50%
   Lehman Brothers Holdings, Inc.,
      0.25%, Due 2/16/2012 .........................          270            259
   Nasdaq OMX Group,
      2.50%, Due 8/15/2013 ++ ......................          225            223
                                                                    ------------
                                                                             482
                                                                    ------------
FINANCIALS - 0.25%
   SVB Financial Group,
      3.875%, Due 4/15/2011 ++ .....................          225            246
                                                                    ------------
HEALTH CARE - 0.82%
   Hologic, Inc.,
      1.00%, Due 12/15/2037 ........................          345            340
   Medtronic, Inc.,
      1.50%, Due 4/15/2011 .........................          280            289
      1.625%, Due 4/15/2013 + ......................          160            165
                                                                    ------------
                                                                             794
                                                                    ------------
INDUSTRIALS - 1.43%
   Alliant Techsystems, Inc.,
      2.75%, Due 9/15/2011 ++ ......................          320            412
   Danaher Corp.,
   Zero Coupon, Due 1/22/2021 ......................          205            236
   Fisher Scientific International, Inc.,
      3.25%, Due 3/1/2024 ..........................          400            624
   Lockheed Martin Corp.,
      2.815%, Due 8/15/2033 # ......................           83            121
                                                                    ------------
                                                                           1,393
                                                                    ------------
PHARMACEUTICALS - 1.78%
   Beckman Coulter, Inc.,
      2.50%, Due 12/15/2036 + ......................          203            229
      2.50%, Due 12/15/2036 ++ .....................          210            237
   Genzyme Corp.,
      1.25%, Due 12/1/2023 + .......................          200            222

                             See accompanying notes

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

                                                           PAR
                                                         AMOUNT         VALUE
                                                       ----------   ------------
                                                        (DOLLARS IN THOUSANDS)
Gilead Sciences, Inc.,
   0.50%, Due 5/1/2011 ++ ..........................   $      360   $        512
Invitrogen Corp.,
   1.50%, Due 2/15/2024 ............................          246            257
Sciele Pharma, Inc.,
   2.625%, Due 5/15/2027 ...........................           30             28
Teva Pharmaceutical Finance LLC,
   0.25%, Due 2/1/2026 .............................          240            250
                                                                    ------------
                                                                           1,735
                                                                    ------------
REAL ESTATE - 0.25%
   GameStop Corp.,
      8.00%, Due 10/1/2012 .........................          225            240
                                                                    ------------
SERVICES - 0.21%
   Quanta Services, Inc.,
      3.75%, Due 4/30/2026 ++ ......................          150            204
                                                                    ------------
SOFTWARE - 0.25%
   Red Hat, Inc.,
      0.50%, Due 1/15/2024 .........................          240            239
                                                                    ------------
TECHNOLOGY - 2.45%
   Avnet, Inc.,
      2.00%, Due 3/15/2034 .........................          210            217
   CA, Inc.,
      1.625%, Due 12/15/2009 .......................          190            231
   DRS Technologies, Inc.,
      2.00%, Due 2/1/2026 ++ .......................          310            364
   EMC Corp.,
      1.75%, Due 12/1/2011 + .......................          490            583
   Intel Corp.,
      2.95%, Due 12/15/2035 ........................          486            482
   Sybase, Inc.,
      1.75%, Due 2/22/2025 .........................          405            510
                                                                    ------------
                                                                           2,387
                                                                    ------------
TOTAL CONVERTIBLE OBLIGATIONS                                             12,753
                                                                    ------------
NON-AGENCY MORTGAGE-BACKED
OBLIGATIONS - 3.16%
COMMERCIAL MORTGAGE-BACKED SECURITY - 3.16%
   Banc of America Commercial Mortgage, Inc.,
      2005-6 A1, 5.001%, Due 9/10/2047 .............          545            546
      2007-2 A2, 5.634%, Due 4/10/2049 .............          650            648
   JP Morgan Chase Commercial Mortgage
      Securities Corp.,
      2005-LDP3 A1, 4.655%, Due 8/15/2042 ..........          184            184
      2005-LDP4 A1, 4.613%, Due 10/15/2042 .........           50             50

                                                           PAR
                                                         AMOUNT         VALUE
                                                       ----------   ------------
                                                        (DOLLARS IN THOUSANDS)
      2007-CB19 A4, 5.937%, Due 2/12/2049 ..........   $      400   $        397
      2007-CB20 A2, 5.629%, Due 2/12/2051 ..........          550            547
   LB-UBS Commercial Mortgage Trust,
      2004-C1 A4, 5.424%, Due 2/15/2040 ............          450            437
   Wachovia Bank Commercial Mortgage Trust,
      2007-C32 A2, 5.923%, Due 6/15/2049 ...........          260            261
                                                                    ------------
TOTAL NON-AGENCY MORTGAGE-BACKED OBLIGATIONS                               3,070
                                                                    ------------
ASSET-BACKED SECURITIES - 3.90%
   American Express Credit Account Master Trust,
      2006-2 A, 5.35%, Due 1/15/2014 ...............        1,050          1,071
   Capital Auto Receivables Asset Trust,
      2006-SN1A A4A, 5.32%, Due 3/20/2010 ++ .......          900            907
   Capital One Multi-Asset Execution Trust,
      2006-A10 A10, 5.15%, Due 6/15/2014 ...........          800            808
   Volkswagen Auto Loan Enhanced Trust,
      2005-1 A4, 4.86%, Due 4/20/2012 ..............        1,000          1,008
                                                                    ------------
TOTAL ASSET-BACKED SECURITIES                                              3,794
                                                                    ------------
U.S. AGENCY MORTGAGE-BACKED
OBLIGATIONS - 23.40%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 8.08%
   5.00%, Due 2/1/2021 .............................        1,251          1,262
   4.50%, Due 4/1/2021 .............................        1,163          1,151
   5.00%, Due 5/1/2021 .............................        1,184          1,193
   5.50%, Due 11/1/2021 ............................          905            922
   5.00%, Due 9/1/2035 .............................        2,472          2,434
   5.50%, Due 4/1/2037 .............................          892            898
                                                                    ------------
                                                                           7,860
                                                                    ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 11.49%
   6.50%, Due 7/1/2032 .............................          454            472
   5.50%, Due 6/1/2033 .............................        1,012          1,021
   4.50%, Due 9/1/2034 .............................          452            431
   5.50%, Due 12/1/2035 ............................        1,031          1,038
   5.00%, Due 2/1/2036 .............................        1,671          1,645
   5.50%, Due 4/1/2036 .............................        1,607          1,619
   6.00%, Due 9/1/2036 .............................        1,407          1,441
   6.50%, Due 12/1/2036 ............................        1,207          1,251
   5.50%, Due 2/1/2037 .............................        1,325          1,334
   6.00%, Due 9/1/2037 .............................          906            927
                                                                    ------------
                                                                          11,179
                                                                    ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.83%
   4.201%, Due 8/16/2026 ...........................          636            634
   6.00%, Due 2/15/2033 ............................          956            986
   5.50%, Due 4/15/2033 ............................        1,237          1,256

                             See accompanying notes

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

                                                           PAR
                                                         AMOUNT         VALUE
                                                       ----------   ------------
                                                        (DOLLARS IN THOUSANDS)
   5.00%, Due 5/15/2033 ............................   $      859   $        853
                                                                    ------------
                                                                           3,729
                                                                    ------------
TOTAL U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS                             22,768
                                                                    ------------
U.S. AGENCY OBLIGATIONS - 8.45%
FEDERAL HOME LOAN BANK - 1.71%
   4.50%, Due 9/16/2013 ............................        1,600          1,661
                                                                    ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.04%
   5.125%, Due 4/18/2011 + .........................        1,900          2,009
   6.25%, Due 7/15/2032 + ..........................          800            948
                                                                    ------------
                                                                           2,957
                                                                    ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.70%
   7.25%, Due 1/15/2010 ............................        2,000          2,145
   5.375%, Due 6/12/2017 + .........................        1,350          1,459
                                                                    ------------
                                                                           3,604
                                                                    ------------
TOTAL U.S. AGENCY OBLIGATIONS                                              8,222
                                                                    ------------
U.S. TREASURY OBLIGATIONS - 9.59%
   4.75%, Due 5/15/2014 + ..........................        3,000          3,261
   4.125%, Due 5/15/2015 + .........................        1,575          1,647
   7.875%, Due 2/15/2021 + .........................        1,400          1,893
   6.25%, Due 8/15/2023 + ..........................          650            782
   6.875%, Due 8/15/2025 + .........................          800          1,030
   5.25%, Due 11/15/2028 + .........................          650            713
                                                                    ------------
TOTAL U.S. TREASURY OBLIGATIONS                                            9,326
                                                                    ------------

                                                         SHARES
                                                       ----------
SHORT TERM INVESTMENTS - 1.57%
   American Beacon Money Market Select
      Fund Section .................................    1,527,984          1,528
                                                                    ------------
SECURITIES LENDING
COLLATERAL - 21.71%
   American Beacon Cash Plus Trust Section .........   17,006,200         17,006
   American Beacon Money Market Select
      Fund Section .................................    4,115,604          4,116
                                                                    ------------
TOTAL SECURITIES LENDING COLLATERAL                                       21,122
                                                                    ------------
TOTAL INVESTMENTS 121.13% - (COST $115,883)                              117,838
LIABILITIES, NET OF OTHER ASSETS - (21.13%)                              (20,552)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $     97,286
                                                                    ============

     Percentages are stated as a percent of net assets.

##   Non-income producing security.

                             See accompanying notes

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

+       All or a portion of this security is on loan at April 30, 2008.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7,026 or 7.22% of net assets. The Fund has no right to demand registration of these securities.

# The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

Section The Fund/Trust is affiliated by having the same investment advisor.

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

                                                           PAR
                                                         AMOUNT         VALUE
                                                       ----------   ------------
                                                        (DOLLARS IN THOUSANDS)
CORPORATE OBLIGATIONS - 24.74%
AEROSPACE & DEFENSE - 0.12%
   Raytheon Co., 5.375%, Due 4/1/2013 ..............   $      200   $        204
                                                                    ------------
BANKS - 5.12%
   Bank of America Corp.,
      5.375%, Due 6/15/2014 ........................          145            147
      7.80%, Due 9/15/2016 .........................          500            568
      6.00%, Due 9/1/2017 ..........................          200            208
      5.75%, Due 12/1/2017 + .......................          190            194
   Bank of New York Mellon Corp., 4.95%,
      Due 11/1/2012 ................................          140            142
   Bank One Corp.,
      5.90%, Due 11/15/2011 ........................          440            459
      4.90%, Due 4/30/2015 .........................          200            194
   Citigroup, Inc.,
      5.125%, Due 2/14/2011 + ......................        1,200          1,204
      6.125%, Due 11/21/2017 .......................          455            462
   Credit Suisse First Boston, 6.50%,
      Due 5/1/2008 + ++ ............................          350            350
   ING Bank, NV, 5.125%, Due 5/1/2015 ++ ...........          250            244
   JP Morgan Chase & Co.,
      6.75%, Due 2/1/2011 ..........................          500            521
      6.00%, Due 1/15/2018 .........................          610            632
   National City Bank, 4.50%, Due 3/15/2010 ........          600            570
   Synovus Financial Corp., 4.875%, Due 2/15/2013 ..          200            189
   Wachovia Corp.,
      5.30%, Due 10/15/2011 ........................          200            201
      5.70%, Due 8/1/2013 ..........................          135            135
      5.75%, Due 2/1/2018 + ........................          145            145
   Washington Mutual Finance Corp., 6.875%,
      Due 5/15/2011 ................................          230            240
   Washington Mutual, Inc.,
      8.25%, Due 4/1/2010 + ........................          200            190
      4.625%, Due 4/1/2014 .........................          450            356
   Wells Fargo & Co.,
      5.25%, Due 10/23/2012 ........................          400            408
      4.375%, Due 1/31/2013 ........................          200            198
      5.625%, Due 12/11/2017 .......................          465            479
                                                                    ------------
                                                                           8,436
                                                                    ------------
BASIC MATERIALS - 0.13%
   Weyerhaeuser Co., 5.95%, Due 11/1/2008 ..........          210            212
                                                                    ------------
COMMUNICATIONS - 1.08%
   Comcast Cable Communications Holdings,
      Inc., 8.375%, Due 3/15/2013 ..................          450            504
   Comcast Corp.,
      5.30%, Due 1/15/2014 .........................          220            217
      5.875%, Due 2/15/2018 ........................          135            134

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

                                                           PAR
                                                         AMOUNT         VALUE
                                                       ----------   ------------
                                                        (DOLLARS IN THOUSANDS)
   Time Warner Cable, Inc., 5.85%, Due 5/1/2017 ....   $      505   $        501
   Verizon Communications, Inc.,
      6.40%, Due 2/15/2038 .........................          145            148
      6.90%, Due 4/15/2038 .........................          250            271
                                                                    ------------
                                                                           1,775
                                                                    ------------
CONSUMER DISCRETIONARY - 0.51%
   Wal-Mart Stores, Inc.,
      4.55%, Due 5/1/2013 ..........................          280            283
      7.55%, Due 2/15/2030 .........................          250            289
      6.20%, Due 4/15/2038 .........................          265            270
                                                                    ------------
                                                                             842
                                                                    ------------
CONSUMER STAPLES - 0.60%
   Archer-Daniels-Midland Co., 6.45%,
      Due 1/15/2038 ................................          140            145
   Diageo Capital plc, 5.75%, Due 10/23/2017 .......          145            148
   Dr Pepper Snapple Group, Inc., 6.82%,
      Due 5/1/2018 ++ ..............................          140            145
   Kellogg Co., 4.25%, Due 3/6/2013 ................          250            246
   Kraft Foods, Inc., 6.50%, Due 8/11/2017 .........          285            298
                                                                    ------------
                                                                             982
                                                                    ------------
ELECTRONIC COMPONENTS - 0.09%
   Tyco Electronics Group SA, 6.55%,
      Due 10/1/2017 ++ .............................          150            154
                                                                    ------------
ENERGY - 1.26%
   Apache Corp., 5.25%, Due 4/15/2013 ..............          360            370
   Canadian Natural Resources Ltd.,
      6.70%, Due 7/15/2011 .........................          135            142
      5.90%, Due 2/1/2018 ..........................          150            152
      6.25%, Due 3/15/2038 .........................          250            244
   Consolidated Natural Gas Co., 6.00%,
      Due 10/15/2010 ...............................          175            182
   EOG Resources, Inc., 4.75%, Due 3/15/2014 ++ ....          200            207
   Marathon Oil Corp.,
      6.00%, Due 10/1/2017 .........................          200            204
      6.60%, Due 10/1/2037 + .......................           80             81
   Transocean, Inc., 6.00%, Due 3/15/2018 ..........          290            300
   Weatherford International, Inc., 5.95%,
      Due 6/15/2012 ................................          180            187
                                                                    ------------
                                                                           2,069
                                                                    ------------
FINANCE - 3.85%
   American Express Co., 8.15%, Due 3/19/2038 ......          165            192
   American General Finance Corp.,
      4.875%, Due 5/15/2010 ........................          200            199
      4.00%, Due 3/15/2011 + .......................          535            507
   American Honda Finance Corp., 4.625%,
      Due 4/2/2013 ++ ..............................          350            344
   Ameriprise Financial, Inc., 5.35%,
      Due 11/15/2010 ...............................          480            485
   Bear Stearns Cos., Inc., 7.25%, Due 2/1/2018 ....          145            159
   Capital One Financial Corp., 5.70%,
      Due 9/15/2011 + ..............................          200            195
   Countrywide Home Loans, Inc., 4.00%,
      Due 3/22/2011 + ..............................           70             64

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

                                                           PAR
                                                         AMOUNT         VALUE
                                                       ----------   ------------
                                                         (DOLLARS IN THOUSANDS)
   General Electric Capital Corp.,
      4.375%, Due 3/3/2012 .........................   $      350   $        348
      5.65%, Due 6/9/2014 ..........................          450            468
      5.625%, Due 5/1/2018 .........................          250            253
      5.875%, Due 1/14/2038 ........................          140            133
   Goldman Sachs Group, Inc.,
      4.75%, Due 7/15/2013 .........................          300            295
      6.25%, Due 9/1/2017 ..........................          200            204
      5.95%, Due 1/18/2018 + .......................          215            215
      6.75%, Due 10/1/2037 .........................          145            142
   HSBC Finance Corp., 5.25%, Due 1/14/2011 ........          800            804
   International Lease Finance Corp.,
      6.375%, Due 3/15/2009 + ......................          250            251
      5.75%, Due 6/15/2011 .........................          165            165
   Lehman Brothers Holdings, Inc.,
      4.25%, Due 1/27/2010 + .......................          200            197
      5.625%, Due 1/24/2013 ........................          140            138
      6.20%, Due 9/26/2014 .........................           50             50
   Merrill Lynch & Co., Inc.,
      5.45%, Due 2/5/2013 + ........................          145            141
      6.875%, Due 4/25/2018 ........................          180            181
      6.11%, Due 1/29/2037 .........................          250            211
                                                                    ------------
                                                                           6,341
                                                                    ------------
HEALTH CARE - 0.11%
   Covidien International Finance SA,
      5.45%, Due 10/15/2012 ++ .....................          120            121
      6.00%, Due 10/15/2017 ++ .....................           60             61
                                                                    ------------
                                                                             182
                                                                    ------------
INDUSTRIAL - 0.10%
   Koninklijke Philips Electronics NV, 5.75%,
      Due 3/11/2018 ................................          165            169
                                                                    ------------
INDUSTRIALS - 2.56%
   Burlington Northern Santa Fe Corp., 5.75%,
      Due 3/15/2018 + ..............................          350            355
   Canadian National Railway Co., 5.55%,
      Due 5/15/2018 ................................          250            254
   Caterpillar Financial Services Corp.,
      4.15%, Due 1/15/2010 .........................          200            201
      4.85%, Due 12/7/2012 .........................          185            187
      4.25%, Due 2/8/2013 ..........................          250            247
   CRH America, Inc., 6.00%, Due 9/30/2016 .........          315            296
   Daimler Finance NA LLC,
      5.875%, Due 3/15/2011 ........................          300            307
      5.75%, Due 9/8/2011 ..........................          200            205
   Honeywell International, Inc., 4.25%,
      Due 3/1/2013 .................................          250            249
   John Deere Capital Corp.,
      4.125%, Due 1/15/2010 + ......................          500            502

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

                                                           PAR
                                                         AMOUNT         VALUE
                                                       ----------   ------------
                                                         (DOLLARS IN THOUSANDS)
      5.40%, Due 10/17/2011 ........................   $      235   $        243
   Kraft Foods, Inc., 7.00%, Due 8/11/2037 .........          135            142
   Masco Corp., 6.125%, Due 10/3/2016 ..............          135            126
   Nissan Motor Acceptance Corp., 5.625%,
      Due 3/14/2011 ++ .............................          200            200
   Norfolk Southern Corp., 5.75%, Due 4/1/2018 ++ ..          350            355
   Starbucks Corp., 6.25%, Due 8/15/2017 ...........          135            134
   Union Pacific Corp., 6.50%, Due 4/15/2012 + .....          200            212
                                                                    ------------
                                                                           4,215
                                                                    ------------
INSURANCE - 2.54%
   Aegon Funding Corp., 5.75%, Due 12/15/2020 ......          200            187
   American International Group, Inc.,
      5.85%, Due 1/16/2018 .........................          200            200
      6.25%, Due 5/1/2036 ..........................          250            244
   ASIF Global Financing, 3.90%,
      Due 10/22/2008 ++ ............................          300            299
   Hartford Financial Services Group, Inc.,
      5.25%, Due 10/15/2011 ........................          450            456
      5.375%, Due 3/15/2017 ........................          345            337
   John Hancock Global Funding II, 7.90%,
      Due 7/2/2010 ++ ..............................          550            602
   Lincoln National Corp., 4.75%, Due 2/15/2014 ....          100             97
   MetLife, Inc.,
      5.375%, Due 12/15/2012 + .....................          240            246
      5.00%, Due 6/15/2015 .........................          320            318
      6.375%, Due 6/15/2034 ........................          200            198
   Metropolitan Life Global Funding I, 4.625%,
      Due 8/19/2010 ++ .............................          400            406
   Prudential Financial, Inc.,
      4.50%, Due 7/15/2013 .........................          200            195
      5.10%, Due 9/20/2014 + .......................          280            276
   Willis North America, Inc., 6.20%,
      Due 3/28/2017 ................................          130            127
                                                                    ------------
                                                                           4,188
                                                                    ------------
PHARMACEUTICALS - 0.68%
   AstraZeneca plc, 5.40%, Due 9/15/2012 ...........          320            332
   Bristol-Myers Squibb Co., 5.45%, Due 5/1/2018 ...          125            126
   Hospira, Inc., 6.05%, Due 3/30/2017 .............          130            127
   Schering-Plough Corp., 6.75%, Due 12/1/2033 .....          185            190
   Wyeth Corp., 5.50%, Due 2/1/2014 ................          335            344
                                                                    ------------
                                                                           1,119
                                                                    ------------
REAL ESTATE - 0.89%
   Equity Residential, 5.125%, Due 3/15/2016 .......          355            326
   iStar Financial, Inc., 5.85%, Due 3/15/2017 + ...          350            291
   ProLogis Trust,
      5.50%, Due 4/1/2012 ..........................          300            293
      5.625%, Due 11/15/2016 .......................          200            186
   Simon Property Group LP,
      5.375%, Due 6/1/2011 .........................          200            200

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

                                                           PAR
                                                         AMOUNT         VALUE
                                                       ----------   ------------
                                                         (DOLLARS IN THOUSANDS)
      5.75%, Due 12/1/2015 .........................   $      170   $        166
                                                                    ------------
                                                                           1,462
                                                                    ------------
TECHNOLOGY - 0.87%
   Cisco Systems, Inc., 5.25%, Due 2/22/2011 .......          200            207
   Computer Sciences Corp.,
      5.50%, Due 3/15/2013 ++ ......................           70             70
      6.50%, Due 3/15/2018 ++ ......................          240            248
   Hewlett-Packard Co., 4.50%, Due 3/1/2013 ........          535            540
   Oracle Corp., 4.95%, Due 4/15/2013 + ............          245            249
   Xerox Corp., 5.65%, Due 5/15/2013 ...............          125            125
                                                                    ------------
                                                                           1,439
                                                                    ------------
TELEPHONE - 1.97%
   America Movil, S.A.B. de C.V.,
      6.375%, Due 3/1/2035 .........................          250            245
   AT&T, Inc.,
      5.10%, Due 9/15/2014 .........................          655            657
      5.625%, Due 6/15/2016 ........................          200            203
      5.50%, Due 2/1/2018 ..........................          300            300
      6.80%, Due 5/15/2036 .........................          125            132
   Cingular Wireless Services, Inc.,
      7.875%, Due 3/1/2011 .........................          200            216
      8.75%, Due 3/1/2031 ..........................          170            209
   Deutsche Telekom AG, 8.00%, Due 6/15/2010 .......          150            161
   Nextel Communications, Inc.,
      6.875%, Due 10/31/2013 + .....................          290            239
   Telecom Italia S.p.A., 4.00%, Due 11/15/2008 ....          220            219
   Telefonica Emisiones SAU,
      5.984%, Due 6/20/2011 ........................          160            163
   Verizon Communications, Inc.,
      5.50%, Due 4/1/2017 ..........................          250            251
   Vodafone Group plc, 6.15%, Due 2/27/2037 + ......          250            246
                                                                    ------------
                                                                           3,241
                                                                    ------------
UTILITIES - 2.26%
   Columbus Southern Power Co.,
      5.50%, Due 3/1/2013 ..........................          320            324
   Dominion Resources, Inc., Series A,
      5.60%, Due 11/15/2016 ........................          135            135
   Duke Energy Carolinas LLC,
      5.10%, Due 4/15/2018 .........................          250            248
   Duke Energy Indiana, Inc.,
      6.05%, Due 6/15/2016 + .......................          205            208
   FPL Group Capital, Inc., 5.625%, Due 9/1/2011 ...          540            561
   MidAmerican Energy Holdings Co.,
      5.875%, Due 10/1/2012 ........................          405            422
      6.125%, Due 4/1/2036 .........................          250            250
   Public Service Enterprise Group, Inc.,
      6.95%,  Due 6/1/2012 .........................          430            457
   Southern Power Co., 6.25%, Due 7/15/2012 ........          270            285
   Virginia Electric and Power Co.,
      5.40%, Due 4/30/2018 .........................          250            248
   Xcel Energy, Inc., 5.613%, Due 4/1/2017 .........          581            575
                                                                    ------------
                                                                           3,713
                                                                    ------------
TOTAL CORPORATE OBLIGATIONS ........................                      40,743
                                                                    ------------

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

                                                           PAR
                                                         AMOUNT         VALUE
                                                       ----------   ------------
                                                        (DOLLARS IN THOUSANDS)
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 6.63%
   Banc of America Commercial Mortgage, Inc.,
      2005-6 A1, 5.001%, Due 9/10/2047 ............    $      272   $        273
      2007-2 A2, 5.634%, Due 4/10/2049 ............           450            448
   Banc of America Mortgage Securities, Inc.,
      2004-8 3A1, 5.25%, Due 10/25/2019 ...........           689            691
   Bear Stearns Commercial Mortgage
      Securities, Inc.,
      2006-T22 A2, 5.631%, Due 4/12/2038 ..........           830            835
      2004-PWR5 A4, 4.831%, Due 7/11/2042 .........           835            815
      2005-T20 A2, 5.127%, Due 10/12/2042 .........           430            431
   Chase Mortgage Finance Corp.,
      2006-A1 A1, 6.037%, Due 9/25/2036 # .........         1,065          1,083
   Citicorp Mortgage Securities, Inc.,
      2006-3 2A1, 5.50%, Due 6/25/2021 ............           514            519
   Citigroup Commercial Mortgage Trust,
      2004-C2 A3, 4.38%, Due 10/15/2041 ...........           770            754
   Countrywide Home Loan Mortgage Pass Through
      Trust, 2007-18 A1, 6.00%, Due 9/25/2037 .....           836            813
   General Electric Capital Commercial Mortgage
      Corp., 2003-C2 A2, 4.17%, Due 7/10/2037 .....           244            242
   JP Morgan Chase Commercial Mortgage
      Securities Corp.,
      2004-CBX A4, 4.529%, Due 1/12/2037 ..........           255            251
      2005-LDP3 A1, 4.655%, Due 8/15/2042 .........           105            105
      2005-LDP4 A1, 4.613%, Due 10/15/2042 ........            28             28
      2005-LDP1 A2, 4.625%, Due 3/15/2046 .........           785            782
      2007-CB19 A4, 5.937%, Due 2/12/2049 .........           300            298
      2007-CB20 A2, 5.629%, Due 2/12/2051 .........           400            398
   LB-UBS Commercial Mortgage Trust,
      2004-C1 A4, 5.424%, Due 2/15/2040 ...........           300            291
   Prime Mortgage Trust,
      2005-2, 5.25%, Due 7/25/2020 ................           621            626
   Wachovia Bank Commercial Mortgage Trust,
      2007-C32 A2, 5.923%, Due 6/15/2049 ..........           210            210
   Wells Fargo Mortgage Backed Securities Trust,
      2006-11 A8, 6.00%, Due 9/25/2036 ............           577            555
      2007-7 A1, 6.00%, Due 6/25/2037 .............           503            479
                                                                    ------------
   TOTAL NON-AGENCY MORTGAGE-BACKED OBLIGATIONS ...                       10,927
                                                                    ------------
ASSET-BACKED SECURITIES - 1.54%

   American Express Credit Account Master Trust,
      2006-2 A, 5.35%, Due 1/15/2014 ..............           800            816
   Capital Auto Receivables Asset Trust,
      2006-SN1A A4A, 5.32%, Due 3/20/2010 ++ ......           600            605
   Capital One Multi-Asset Execution Trust,
      2006-A10 A10, 5.15%, Due 6/15/2014 ..........           600            605
   Volkswagen Auto Loan Enhanced Trust,
      2005-1 A4, 4.86%, Due 4/20/2012 .............           500            504
                                                                    ------------
   TOTAL ASSET-BACKED SECURITIES ..................                        2,530
                                                                    ------------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 25.03%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 9.34%

      5.50%, Due 9/1/2017 .........................           193            198
      4.50%, Due 3/1/2019 .........................           573            569
      5.00%, Due 10/1/2020 ........................           562            567
      5.00%, Due 7/1/2021 .........................           481            485
      5.50%, Due 11/1/2021 ........................           377            384
      5.00%, Due 11/1/2021 ........................            84             85
      5.50%, Due 4/1/2022 .........................            40             41

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

                                                                 PAR
                                                                AMOUNT    VALUE
                                                               -------   -------
                                                                  (DOLLARS IN
                                                                   THOUSANDS)
   5.00%, Due 5/1/2022 .....................................   $   169   $   170
   5.50%, Due 12/1/2022 ....................................       202       206
   6.50%, Due 9/1/2028 .....................................        82        86
   6.00%, Due 8/1/2029 .....................................       294       303
   5.00%, Due 8/1/2033 .....................................       746       736
   5.50%, Due 2/1/2034 .....................................     1,073     1,083
   6.00%, Due 8/1/2034 .....................................       511       525
   6.50%, Due 4/1/2035 .....................................        43        44
   5.00%, Due 8/1/2035 .....................................       496       489
   5.00%, Due 9/1/2035 .....................................       728       717
   5.00%, Due 9/1/2035 .....................................       412       406
   5.50%, Due 11/1/2036 ....................................       794       800
   5.897%, Due 12/1/2036 # .................................       571       584
   5.839%, Due 1/1/2037 # ..................................       672       688
   5.796%, Due 3/1/2037 # ..................................       525       535
   5.256%, Due 4/1/2037 # ..................................       559       569
   5.50%, Due 4/1/2037 .....................................       892       898
   5.50%, Due 5/1/2037 .....................................     1,051     1,059
   6.00%, Due 7/1/2037 .....................................       432       442
   6.50%, Due 8/1/2037 .....................................        37        38
   6.00%, Due 12/1/2037 ....................................       402       411
   5.00%, Due 3/1/2038 .....................................     2,299     2,261
                                                                         -------
                                                                          15,379
                                                                         -------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 14.50%
   6.50%, Due 2/1/2017 .....................................       246       256
   5.50%, Due 8/1/2017 .....................................       332       340
   5.00%, Due 12/1/2017 ....................................       863       873
   4.50%, Due 9/1/2018 .....................................       600       597
   5.50%, Due 11/1/2018 ....................................       162       166
   5.50%, Due 12/1/2018 ....................................       148       152
   5.00%, Due 3/1/2020 .....................................       199       201
   4.00%, Due 8/1/2020 .....................................       448       432
   5.50%, Due 4/1/2021 .....................................        18        18
   5.50%, Due 11/1/2021 ....................................        43        44
   5.00%, Due 3/1/2034 .....................................       934       921
   5.50%, Due 6/1/2034 .....................................       514       519
   4.50%, Due 9/1/2034 .....................................       301       287
   5.50%, Due 2/1/2035 .....................................     1,153     1,163
   5.00%, Due 11/1/2035 ....................................     1,669     1,642
   5.50%, Due 12/1/2035 ....................................       421       424
   5.50%, Due 1/1/2036 .....................................       730       735
   5.50%, Due 1/1/2036 .....................................       758       763
   5.50%, Due 2/1/2036 .....................................       907       914
   5.00%, Due 3/1/2036 .....................................       775       763

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

                                                                 PAR
                                                                AMOUNT    VALUE
                                                               -------   -------
                                                                  (DOLLARS IN
                                                                   THOUSANDS)
   5.50%, Due 3/1/2036 .....................................   $   628   $   633
   5.50%, Due 4/1/2036 .....................................       803       809
   6.00%, Due 9/1/2036 .....................................       473       484
   6.00%, Due 10/1/2036 ....................................         8         8
   5.50%, Due 11/1/2036 ....................................       709       713
   6.00%, Due 11/1/2036 ....................................       819       839
   6.50%, Due 12/1/2036 ....................................       805       834
   6.00%, Due 12/1/2036 ....................................       745       763
   5.50%, Due 1/1/2037 .....................................     1,877     1,889
   5.50%, Due 2/1/2037 .....................................     1,325     1,334
   6.50%, Due 8/1/2037 .....................................     1,136     1,177
   6.00%, Due 9/1/2037 .....................................     1,359     1,391
   6.00%, Due 11/1/2037 ....................................     1,679     1,718
   5.00%, Due 3/1/2038 .....................................        70        69
                                                                         -------
                                                                          23,871
                                                                         -------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.19%
   4.201%, Due 8/16/2026 ...................................       363       362
   6.50%, Due 3/15/2028 ....................................       444       463
   6.00%, Due 4/15/2031 ....................................       535       553
   5.50%, Due 2/20/2034 ....................................       579       587
                                                                         -------
                                                                           1,965
                                                                         -------
TOTAL U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS ..............              41,215
                                                                         -------
U.S. AGENCY OBLIGATIONS - 15.02%
FEDERAL HOME LOAN BANK - 4.11%
   5.00%, Due 10/16/2009 + .................................     1,005     1,015
   5.25%, Due 11/3/2009 ....................................       250       253
   4.50%, Due 9/16/2013 ....................................     5,300     5,502
                                                                         -------
                                                                           6,770
                                                                         -------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 6.00%
   5.25%, Due 2/24/2011 ....................................     1,260     1,288
   5.125%, Due 4/18/2011 ...................................     4,400     4,651
   5.40%, Due 3/17/2021 ....................................       965     1,017
   6.00%, Due 12/15/2031 ...................................     1,470     1,514
   6.25%, Due 7/15/2032 + ..................................     1,200     1,423
                                                                         -------
                                                                           9,893
                                                                         -------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.91%
   7.25%, Due 1/15/2010 ....................................     5,000     5,363
   5.125%, Due 1/2/2014 ....................................       545       556
   5.375%, Due 6/12/2017 + .................................     2,000     2,162
                                                                         -------
                                                                           8,081
                                                                         -------
TOTAL U.S. AGENCY OBLIGATIONS ..............................              24,744
                                                                         -------
U.S. TREASURY OBLIGATIONS - 23.03%
   4.875%, Due 4/30/2011 + .................................     1,800     1,925

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

                                                           PAR AMOUNT     VALUE
                                                          -----------   --------
                                                               (DOLLARS IN
                                                                THOUSANDS)
   4.50%, Due 3/31/2012 + .............................   $     4,500   $  4,777
   2.75%, Due 2/28/2013 + .............................         8,470      8,361
   4.75%, Due 5/15/2014 + .............................         8,380      9,111
   4.125%, Due 5/15/2015 + ............................         3,000      3,137
   3.50%, Due 2/15/2018 + .............................         4,000      3,915
   9.125%, Due 5/15/2018 + ............................           400        573
   7.875%, Due 2/15/2021 + ............................         1,050      1,420
   6.25%, Due 8/15/2023 + .............................           900      1,083
   6.875%, Due 8/15/2025 + ............................           770        991
   5.25%, Due 11/15/2028 + ............................           750        822
   5.00%, Due 5/15/2037 + .............................         1,670      1,810
                                                                        --------
TOTAL U.S. TREASURY OBLIGATIONS .......................                   37,925
                                                                        --------
                                                             SHARES
                                                          -----------
SHORT TERM INVESTMENTS - 3.09%
   American Beacon Money Market Select Fund Section ...     5,082,233      5,082
                                                                        --------
SECURITIES LENDING COLLATERAL - 25.51%
   American Beacon Cash Plus Trust Section ............    33,828,456     33,828
   American Beacon Money Market Select Fund Section ...     8,186,691      8,187
                                                                        --------
   TOTAL SECURITIES LENDING COLLATERAL ................                   42,015
                                                                        --------
TOTAL INVESTMENTS - 124.59% (COST $204,223) ...........                 $205,181
LIABILITIES, NET OF OTHER ASSETS - (24.59%) ...........                  (40,494)
                                                                        --------
TOTAL NET ASSETS - 100.00% ............................                 $164,687
                                                                        ========

        Percentages are stated as a percent of net assets.

+       All or a portion of this security is on loan at April 30, 2008.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,411 or 2.68% of net assets. The Fund has no right to demand registration of these securities.

# The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

Section The Fund/Trust is affiliated by having the same investment advisor.

                             See accompanying notes

AMERICAN BEACON SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

                                                           PAR
                                                         AMOUNT         VALUE
                                                       ----------   ------------
                                                         (DOLLARS IN THOUSANDS)
CORPORATE OBLIGATIONS - 56.88%
BANKS - 15.60%
   Citigroup, Inc.,
      4.125%, Due 2/22/2010 ........................   $    1,000   $        982
      4.625%, Due 8/3/2010 .........................        1,000            990
   Comerica Bank, 6.00%, Due 10/1/2008 .............        2,200          2,219
   HSBC Bank USA, 3.875%, Due 9/15/2009 ............        2,000          1,991
   JP Morgan Chase & Co., 6.75%, Due 2/1/2011 + ....        2,000          2,086
   National City Bank, 4.50%, Due 3/15/2010 ........        2,000          1,901
   National Westminster Bank plc, 7.375%, Due
      10/1/2009 ....................................        2,000          2,082
   Wachovia Corp., 5.30%, Due 10/15/2011 ...........        2,000          2,006
   Washington Mutual, Inc., 8.25%, Due 4/1/2010 + ..        2,000          1,900
                                                                    ------------
                                                                          16,157
                                                                    ------------
COMMUNICATIONS - 1.95%
   Comcast Cable Communications Holdings, Inc.,
      6.20%, Due 11/15/2008 ........................        2,000          2,015
                                                                    ------------
FINANCE - 14.89%
   Capital One Financial Corp., 5.70%, Due
      9/15/2011 ....................................        1,000            976
   Countrywide Home Loans, Inc., 3.25%, Due
      5/21/2008 + ..................................        2,000          1,995
   Credit Suisse USA, Inc., 4.70%, Due 6/1/2009 ....        2,000          2,016
   General Electric Capital Corp., 5.875%, Due
      2/15/2012 ....................................        3,000          3,141
   Goldman Sachs Group, Inc., 6.65%, Due
      5/15/2009 ....................................        1,000          1,022
   Lehman Brothers Holdings, Inc., 4.25%, Due
      1/27/2010 ....................................        1,600          1,574
   MBNA Corp., 7.50%, Due 3/15/2012 ................        2,000          2,194
   Merrill Lynch & Co., Inc., 6.00%, Due
      2/17/2009 ....................................        2,500          2,507
                                                                    ------------
                                                                          15,425
                                                                    ------------
INDUSTRIALS - 9.11%
   Bunge Limited Finance Corp., 4.375%, Due
      12/15/2008 ...................................        1,000          1,002
   Caterpillar Financial Services Corp., 4.15%,
      Due 1/15/2010 ................................        2,000          2,014
   Daimler Finance NA LLC, 5.75%, Due 9/8/2011 .....        1,000          1,024
   John Deere Capital Corp., 4.125%, Due
      1/15/2010 + ..................................        2,500          2,512
   Nissan Motor Acceptance Corp., 4.625%, Due
      3/8/2010 ++ ..................................        1,000          1,003
   Norfolk Southern Corp., 8.625%, Due 5/15/2010 ...          750            814
   Northrop Grumman Corp., 7.125%, Due 2/15/2011 ...        1,000          1,066
                                                                    ------------
                                                                           9,435
                                                                    ------------
INSURANCE - 9.58%
   ASIF Global Financing, 3.90%, Due 10/22/2008
      ++ ...........................................        2,000          1,993
   Hartford Financial Services Group, Inc., 5.25%,
      Due 10/15/2011 ...............................          700            709
   ING Security Life Institutional Funding, 4.25%,
      Due 1/15/2010 ++ .............................        1,500          1,496
   John Hancock Global Funding II, 7.90%, Due
      7/2/2010 ++ ..................................        2,000          2,190
   Metropolitan Life Global Funding I, 4.625%, Due
      8/19/2010 ++ .................................        1,500          1,524
   Monumental Global Funding II, 4.625%, Due
      3/15/2010 ++ .................................        1,000          1,006
   Pricoa Global Funding 1, 4.20%, Due
      1/15/2010 ++ .................................        1,000          1,001
                                                                    ------------
                                                                           9,919
                                                                    ------------

                             See accompanying notes

AMERICAN BEACON SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

                                                           PAR
                                                         AMOUNT         VALUE
                                                       ----------   ------------
                                                         (DOLLARS IN THOUSANDS)
REAL ESTATE - 0.87%
   iStar Financial, Inc., 5.375%, Due 4/15/2010 + ..   $    1,000   $        900
                                                                    ------------
TELEPHONE - 2.95%
   AT&T Corp., 6.00%, Due 3/15/2009 ................        2,000          2,029
   Vodafone Group plc, 5.50%, Due 6/15/2011 ........        1,000          1,027
                                                                    ------------
                                                                           3,056
                                                                    ------------
UTILITIES - 1.93%
   MidAmerican Energy Holdings Co., 3.50%, Due
      5/15/2008 ....................................        2,000          2,000
                                                                    ------------
   TOTAL CORPORATE OBLIGATIONS......................                      58,907
                                                                    ------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 1.94%
   Banc of America Commercial Mortgage, Inc.,
      2005-6 A1, 5.001%, Due 9/10/2047 .............          545            546
      2007-2 A2, 5.634%, Due 4/10/2049 .............          800            797
   Wachovia Bank Commercial Mortgage Trust,
      2006-C23 A1, 5.203%, Due 1/15/2045 ...........          664            665
                                                                    ------------
   TOTAL NON-AGENCY MORTGAGE-BACKED OBLIGATIONS ....                       2,008
                                                                    ------------
ASSET-BACKED SECURITIES - 18.46%
   Banc of America Securities Auto Trust, 2005-WF1
      A4, 4.08%, Due 4/18/2010 .....................        3,000          3,007
   Capital Auto Receivables Asset Trust,
      2006-SN1A A4A, 5.32%, Due 3/20/2010 ++ .......        2,000          2,017
      2006-1 A4, 5.04%, Due 5/17/2010 ..............          250            252
   CarMax Auto Owner Trust, 2005-3 A4, 4.91%, Due
      1/18/2011 ....................................        1,200          1,211
   Chase Manhattan Auto Owner Trust, 2006-A A4,
      5.36%, Due 1/15/2013 .........................        2,000          2,030
   DaimlerChrysler Auto Trust, 2004-C A4, 3.28%,
      Due 12/8/2009 ................................          996            996
   Harley-Davidson Motorcycle Trust, 2007-3 A4,
      5.52%, Due 11/15/2013 ........................        2,000          2,023
   HSBC Automotive Trust, 2005-1 A4, 4.35%, Due
      6/18/2012 ....................................        3,000          3,009
   USAA Auto Owner Trust, 2007-1 A4, 5.55%, Due
      2/15/2013 ....................................        3,000          3,055
   Volkswagen Auto Loan Enhanced Trust, 2005-1 A4,
      4.86%, Due 4/20/2012 .........................        1,500          1,512
                                                                    ------------
   TOTAL ASSET-BACKED SECURITIES ...................                      19,112
                                                                    ------------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 2.64%
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.64%
      4.968%, Due 9/15/2008 ........................          913            919
      4.201%, Due 8/16/2026 ........................        1,816          1,810
                                                                    ------------
   TOTAL U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS ...                       2,729
                                                                    ------------
U.S. AGENCY OBLIGATIONS - 4.96%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.96%
   4.75%, Due 11/3/2009 + ..........................        5,000          5,134
U.S. TREASURY OBLIGATIONS - 11.76%
   3.125%, Due 11/30/2009 + ........................       12,000         12,176
                                                                    ------------

                             See accompanying notes

AMERICAN BEACON SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)

                                                         SHARES         VALUE
                                                       ----------   ------------
                                                        (DOLLARS IN THOUSANDS)
SHORT TERM INVESTMENTS - 2.91%
   American Beacon Money Market Select Fund # ......    3,016,556   $      3,017
                                                                    ------------
SECURITIES LENDING COLLATERAL - 20.20%
   American Beacon Cash Plus Trust # ...............   16,845,535         16,845
   American Beacon Money Market Select Fund # ......    4,076,722          4,077
                                                                    ------------
   TOTAL SECURITIES LENDING COLLATERAL .............                      20,922
                                                                    ------------
TOTAL INVESTMENTS - 119.75% (COST $123,654).........                $    124,005
LIABILITIES, NET OF OTHER ASSETS - (19.75%).........                     (20,450)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $    103,555
                                                                    ============

     Percentages are stated as a percent of net assets.

+    All or a portion of this security is on loan at April 30, 2008.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $12,230 or 11.81% of net assets. The Fund has no right to demand registration of these securities.

#    The Fund/Trust is affiliated by having the same investment advisor.

                             See accompanying notes

AMERICAN BEACON FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2008 (UNAUDITED) (IN THOUSANDS EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                        SMALL CAP
                                                                                                          VALUE        EMERGING
                                                                BALANCED     LARGE CAP      MID-CAP    OPPORTUNITY     MARKETS
                                                                  FUND      GROWTH FUND   VALUE FUND       FUND          FUND
                                                              -----------   -----------   ----------   -----------   -----------
ASSETS:
   Investments in unaffiliated securities, at value(A, D)..   $ 1,006,540   $    81,612   $   86,144     $  8,660    $   199,285
   Investments in affiliated securities, at value(B) ......       229,349        23,410       20,995        1,999         26,983
   Foreign currency, at value(C)...........................            --            --           --           --          2,406
   Cash ...................................................            --            --           --           --             --
   Receivable for investments sold ........................         3,524           878          335          237          1,754
   Dividends and interest receivable ......................         4,698            53           68            8            545
   Receivable for fund shares sold ........................            89            67           97           --             16
   Receivable for tax reclaims ............................             5            --           --           --             20
   Receivable for expense reimbursement ...................            --            --           --           10             --
   Prepaid expenses .......................................            27             1           32           --             16
                                                              -----------   -----------   ----------     --------    -----------
      TOTAL ASSETS ........................................     1,244,232       106,021      107,671       10,914        231,025
                                                              -----------   -----------   ----------     --------    -----------
LIABILITIES:
   Payable for investments purchased ......................         2,985           777          269          262          1,352
   Payable upon return of securities loaned ...............       195,104        20,614       13,536        1,818         17,904
   Payable for fund shares redeemed .......................           877            30          181            1            272
   Payable for variation margin on open futures
      contracts ...........................................           139            11           10           --             46
   Dividends payable ......................................            --            --           --           --             --
   Payable under excess expense reimbursement plan ........            --            --           --           --              4
   Management and investment advisory fees payable (Note 2)           692           132          185           15            536
   Administrative service and service fees payable ........            80            --           12            2              6
   Other liabilities ......................................           157            30           38            9             77
                                                              -----------   -----------   ----------     --------    -----------
      TOTAL LIABILITIES ...................................       200,034        21,594       14,231        2,107         20,197
                                                              -----------   -----------   ----------     --------    -----------
NET ASSETS ................................................   $ 1,044,198   $    84,427   $   93,440     $  8,807    $   210,828
                                                              ===========   ===========   ==========     ========    ===========
ANALYSIS OF NET ASSETS:
Paid-in-capital ...........................................       984,484        84,891      105,034       13,349        157,811
Undistributed net investment income .......................         9,527           202          360           37          1,061
Accumulated net realized gain (loss)  .....................       (15,626)      (4,928)       (1,502)      (3,372)        21,749
Unrealized appreciation (depreciation) of investments,
   futures contracts, and foreign currency ................        65,813         4,262      (10,452)      (1,207)        30,207
                                                              -----------   -----------   ----------     --------    -----------
NET ASSETS ................................................   $ 1,044,198   $    84,427   $   93,440     $  8,807    $   210,828
                                                              ===========   ===========   ==========     ========    ===========
Shares outstanding (no par value):
   Institutional Class ....................................     3,586,310        17,736      574,591      992,486        638,212
                                                              ===========   ===========   ==========     ========    ===========
   PlanAhead Class ........................................    12,725,951           N/A    3,580,512       11,180        679,104
                                                              ===========   ===========   ==========     ========    ===========
   Service Class ..........................................       777,373           N/A           92          N/A            N/A
                                                              ===========   ===========   ==========     ========    ===========
   AMR Class ..............................................    61,445,761    12,670,060    6,248,897          N/A     10,383,205
                                                              ===========   ===========   ==========     ========    ===========
Net asset value, offering and redemption price per share:
   Institutional Class ....................................   $     13.92   $      6.62   $     8.97     $   8.77    $     17.94
                                                              ===========   ===========   ==========     ========    ===========
   PlanAhead Class ........................................   $     12.99           N/A   $     8.94     $   8.74    $     17.68
                                                              ===========   ===========   ==========     ========    ===========
   Service Class ..........................................   $     12.83           N/A   $     8.89          N/A            N/A
                                                              ===========   ===========   ==========     ========    ===========
   AMR Class ..............................................   $     13.33   $      6.65   $     9.01          N/A    $     18.05
                                                              ===========   ===========   ==========     ========    ===========
A Cost of investments in unaffiliated securities ..........   $   941,987   $    77,407   $   97,145     $  9,866    $   169,488
B Cost of investments in affiliated securities ............   $   229,349   $    23,410   $   20,995     $  1,999    $    26,983
C Cost of foreign currency ................................   $        --   $        --   $       --     $     --    $     2,412
D Market value of securities on loan ......................   $   195,930   $    21,087   $   14,184     $  1,766    $    18,127

                             See accompanying notes

                                                                             ENHANCED
                                                              HIGH YIELD      INCOME     INTERMEDIATE    SHORT-TERM
                                                               BOND FUND       FUND        BOND FUND     BOND FUND
                                                              -----------   ----------   ------------   -----------
ASSETS:
   Investments in unaffiliated securities, at value(A, D)..   $   194,461   $   95,188    $   158,084   $   100,066
   Investments in affiliated securities, at value(B) ......         7,860       22,650         47,097        23,939
   Foreign currency, at value(C) ..........................            --           --             --            --
   Cash ...................................................             7           --             --            --
   Receivable for investments sold ........................         1,074           96            244            --
   Dividends and interest receivable ......................         4,346          828          1,522         1,043
   Receivable for fund shares sold ........................           620          172            555            74
   Receivable for tax reclaims ............................            --            1              1            --
   Receivable for expense reimbursement ...................            --           --             --            --
   Prepaid expenses .......................................            17            2             11            17
                                                              -----------   ----------    -----------   -----------
      TOTAL ASSETS ........................................       208,385      118,937        207,514       125,139
                                                              -----------   ----------    -----------   -----------
LIABILITIES:
   Payable for investments purchased ......................           369          374            590            --
   Payable upon return of securities loaned ...............        11,387       21,122         42,015        20,922
   Payable for fund shares redeemed .......................           155           --            161           579
   Payable for variation margin on open futures
      contracts ...........................................            --           --             --            --
   Dividends payable ......................................            91           --              1            34
   Payable under excess expense reimbursement plan ........            --           --             --            --
   Management and investment advisory fees payable (Note 2)           278           88             33            23
   Administrative service and service fees payable ........            25           37             --             4
   Other liabilities ......................................            90           30             27            22
                                                              -----------   ----------    -----------   -----------
      TOTAL LIABILITIES ...................................        12,395       21,651         42,827        21,584
                                                              -----------   ----------    -----------   -----------
NET ASSETS ................................................   $   195,990   $   97,286    $   164,687   $   103,555
                                                              ===========   ==========    ===========   ===========
ANALYSIS OF NET ASSETS:
Paid-in-capital ...........................................       210,336       95,018        170,529       110,476
Undistributed net investment income .......................           503         (450)           502           (19)
Accumulated net realized gain (loss)  .....................        (4,731)         763         (7,302)       (7,253)
Unrealized appreciation (depreciation) of investments,
   futures contracts, and foreign currency ................       (10,118)       1,955            958           351
                                                              -----------   ----------    -----------   -----------
NET ASSETS ................................................   $   195,990   $   97,286    $   164,687   $   103,555
                                                              ===========   ==========    ===========   ===========
Shares outstanding (no par value):
   Institutional Class ....................................    10,170,035          N/A     15,960,325    11,092,966
                                                              ===========   ==========    ===========   ===========
   PlanAhead Class ........................................     3,244,568    9,648,659            N/A       650,001
                                                              ===========   ==========    ===========   ===========
   Service Class ..........................................           N/A          N/A            N/A           N/A
                                                              ===========   ==========    ===========   ===========
   AMR Class ..............................................     6,972,368          N/A            N/A           N/A
                                                              ===========   ==========    ===========   ===========
Net asset value, offering and redemption price per share:
   Institutional Class ....................................   $      9.61          N/A    $     10.32   $      8.82
                                                              ===========   ==========    ===========   ===========
   PlanAhead Class ........................................   $      9.62   $    10.08            N/A   $      8.83
                                                              ===========   ==========    ===========   ===========
   Service Class ..........................................           N/A          N/A            N/A           N/A
                                                              ===========   ==========    ===========   ===========
   AMR Class ..............................................   $      9.61          N/A            N/A           N/A
                                                              ===========   ==========    ===========   ===========

----------
(A) Cost of investments in unaffiliated securities ..........   $   204,579   $   93,233    $   157,126   $    99,715

(B) Cost of investments in affiliated securities ............   $     7,860   $   22,650    $    47,097   $    23,939

(C) Cost of foreign currency ................................   $        --   $       --    $        --   $        --

(D) Market value of securities on loan ......................   $    11,141   $   20,707    $    41,361   $    20,518

                             See accompanying notes

AMERICAN BEACON FUNDS
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 2008 (IN THOUSANDS) (UNAUDITED)


                                                                     LARGE CAP
                                                          BALANCED    GROWTH       MID-CAP
                                                            FUND       FUND      VALUE FUND
                                                          --------   ---------   ----------
INVESTMENT INCOME:
   Dividend income from unaffiliated securities
      (net of foreign taxes) (A)  .....................   $  8,042   $    569     $  1,036
   Dividend income from affiliated securities .........        871         86          108
   Interest income ....................................     10,682          2           15
   Income derived from securities lending, net ........        717         52           50
                                                          --------   --------     --------
      TOTAL INVESTMENT INCOME .........................     20,312        709        1,209
                                                          --------   --------     --------
EXPENSES:
   Management and investment advisory fees (Note 2) ...      1,475        237          339
   Administrative service fees (Note 2):
      Institutional Class .............................         61         --            7
      PlanAhead Class .................................        221         --           38
      Service Class ...................................         13         --           --
   Transfer agent fees:
      Institutional Class .............................          3         --           --
      PlanAhead Class .................................         13         --            1
      AMR Class .......................................         17         --            8
   Custody and fund accounting fees ...................         42          4            4
   Professional fees ..................................         22         13           12
   Registration fees and expenses .....................         30         --           13
   Service fees (Note 2):
      PlanAhead Class .................................        221         --           38
      Service Class ...................................         13         --           --
   Distribution fees- Service Class (Note 2) ..........         13         --           --
   Prospectus and shareholder reports .................         19          4            5
   Other expenses .....................................         43          3            5
                                                          --------   --------     --------
      TOTAL EXPENSES ..................................      2,206        261          470
                                                          --------   --------     --------
   Net (fees waived and expenses reimbursed)/
      recouped by Manager (Note 2) ....................         --         --          (12)
                                                          --------   --------     --------
      NET EXPENSES ....................................      2,206        261          458
                                                          --------   --------     --------
NET INVESTMENT INCOME .................................     18,106        448          751
                                                          --------   --------     --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from: (B)
      Investments .....................................     (6,289)    (3,519)          18
      Commission recapture (Note 1) ...................          3          4            9
      Foreign currency transactions ...................         --         --           --
      Futures contracts ...............................     (3,763)    (1,079)      (1,123)
   Change in net unrealized appreciation or
      depreciation of: (C)
      Investments .....................................    (76,761)    (7,280)     (12,896)
      Foreign currency translations ...................         --         --           --
      Futures contracts ...............................       (753)        23          450
                                                          --------   --------     --------
         NET GAIN (LOSS) ON INVESTMENTS ...............    (87,563)   (11,851)     (13,542)
                                                          --------   --------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ....................................   $(69,457)  $(11,403)    $(12,791)
                                                          ========   ========     ========
----------
(A) Foreign taxes .....................................   $     --   $     --     $      3

(B) Net of foreign withholding taxes on capital
    gains .............................................   $     --   $     --     $     --

(C) Net of unrealized appreciation of foreign
    withholding taxes on capital gains ................   $     --   $     --     $     --

                             See accompanying notes

                                                           SMALL CAP                 HIGH
                                                             VALUE      EMERGING     YIELD    ENHANCED
                                                          OPPORTUNITY    MARKETS     BOND      INCOME    INTERMEDIATE   SHORT-TERM
                                                             FUND         FUND       FUND       FUND       BOND FUND     BOND FUND
                                                          -----------   --------   --------   --------   ------------   ----------
INVESTMENT INCOME:
   Dividend income from unaffiliated securities
      (net of foreign taxes) (A)  .....................     $   108     $  2,358   $     --   $    83      $    --       $    --
   Dividend income from affiliated securities .........           1          270        164        63          172           206
   Interest income ....................................          --           10      8,157     1,994        3,123         2,143
   Income derived from securities lending, net ........          11           96         34        68          131            36
                                                            -------     --------   --------   -------      -------       -------
      TOTAL INVESTMENT INCOME .........................         120        2,734      8,355     2,208        3,426         2,385
                                                            -------     --------   --------   -------      -------       -------
EXPENSES:
   Management and investment advisory fees (Note 2) ...          27          973        491       169          171           123
   Administrative service fees (Note 2):
      Institutional Class .............................          12           14        120        --           --            --
      PlanAhead Class .................................          --           14         30       120           --             6
      Service Class ...................................          --           --         --        --           --            --
   Transfer agent fees:
      Institutional Class .............................           1            1         36        --            3            --
      PlanAhead Class .................................          --            5          4         2           --             2
      AMR Class .......................................          --            5         16        --           --            --
   Custody and fund accounting fees ...................          --          383         11         6            8             6
   Professional fees ..................................          12           14         16        13           15            12
   Registration fees and expenses .....................          16           14         14         9           11            14
   Service fees (Note 2):
      PlanAhead Class .................................          --           14         30       121           --             6
      Service Class ...................................          --           --         --        --           --            --
   Distribution fees- Service Class (Note 2) ..........          --           --         --        --           --            --
   Prospectus and shareholder reports .................          --            3         17         5            2             2
   Other expenses .....................................           1            9          7         3            3             8
                                                            -------     --------   --------   -------      -------       -------
      TOTAL EXPENSES ..................................          69        1,449        792       448          213           179
                                                            -------     --------   --------   -------      -------       -------
   Net (fees waived and expenses reimbursed)/
      recouped by Manager (Note 2) ....................         (18)          --         --        --           --            (1)
                                                            -------     --------   --------   -------      -------       -------
      NET EXPENSES ....................................          51        1,449        792       448          213           178
                                                            -------     --------   --------   -------      -------       -------
NET INVESTMENT INCOME .................................          69        1,285      7,563     1,760        3,213         2,207
                                                            -------     --------   --------   -------      -------       -------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from: (B)
      Investments .....................................      (3,037)      23,832     (2,816)      939        1,559           106
      Commission recapture (Note 1) ...................           1           --         --        --           --            --
      Foreign currency transactions ...................          --        2,618         --        --           --            --
      Futures contracts ...............................          --       (3,368)        --        --           --            --
   Change in net unrealized appreciation or
      depreciation of: (C)
      Investments .....................................         521      (56,898)    (7,368)   (1,527)         749           212
      Foreign currency translations ...................          --       (4,986)        --        --           --            --
      Futures contracts ...............................          --          227         --        --           --            --
                                                            -------     --------   --------   -------      -------       -------
         NET GAIN (LOSS) ON INVESTMENTS ...............      (2,515)     (38,575)   (10,184)     (588)       2,308           318
                                                            -------     --------   --------   -------      -------       -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ....................................     $(2,446)    $(37,290)  $ (2,621)  $ 1,172      $ 5,521       $ 2,525
                                                            =======     ========   ========   =======      =======       =======
----------
(A) Foreign taxes .....................................     $    --     $    236   $     --   $    --      $    --       $    --
(B) Net of foreign withholding taxes on capital
    gains .............................................     $    --     $     68   $     --   $    --      $    --       $    --
(C) Net of unrealized appreciation of foreign
    withholding taxes on capital gains ................     $    --     $   (122)  $     --   $    --      $    --       $    --

                             See accompanying notes

AMERICAN BEACON FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)


                                        Balanced Fund        Large Cap Growth Fund     Mid-Cap Value Fund
                                  ------------------------ ------------------------ ------------------------
                                      Six                      Six                      Six
                                    Months        Year       Months        Year       Months         Year
                                     Ended        Ended       Ended        Ended       Ended        Ended
                                   April 30,   October 31,  April 30,   October 31,  April 30,   October 31,
                                     2008         2007        2008         2007        2008          2007
                                  -----------  ----------- -----------  ----------- -----------  -----------
                                  (unaudited)              (unaudited)              (unaudited)
INCREASE (DECREASE) IN NET
   ASSETS:
OPERATIONS:
   Net investment income ......   $   18,106   $   33,625   $    448     $    815    $    751     $  1,701
   Net realized gain (loss)
      on investments, futures
      contracts, and foreign
      currency transactions ...      (10,049)      60,813     (4,594)       6,273      (1,096)       7,903
   Change in net unrealized
      appreciation or
      depreciation of
      investments, futures
      contracts, and foreign
      currency translations ...      (77,514)       2,006     (7,257)       4,085     (12,446)      (3,979)
                                  ----------   ----------   --------     --------    --------     --------
         NET INCREASE
            (DECREASE)
            IN NET ASSETS
            RESULTING
            FROM OPERATIONS ...      (69,457)      96,444    (11,403)      11,173     (12,791)       5,625
                                  ----------   ----------   --------     --------    --------     --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
      Institutional Class .....       (1,424)        (762)        (1)          (1)        (84)         (22)
      PlanAhead Class .........       (5,471)      (3,106)        --           --        (326)        (206)
      Service Class ...........         (318)         (43)        --           --          --           --
      AMR Class ...............      (27,782)     (23,927)      (791)        (737)     (1,140)        (563)
   Net realized gain on
      investments:
      Institutional Class .....       (2,559)      (1,300)        (3)          --        (405)         (86)
      PlanAhead Class .........      (10,490)      (5,825)        --           --      (2,179)        (706)
      Service Class ...........         (602)         (77)        --           --          --           --
      AMR Class ...............      (45,704)     (38,430)    (2,748)          --      (4,985)      (1,766)
                                  ----------   ----------   --------     --------    --------     --------
         NET DISTRIBUTIONS TO
            SHAREHOLDERS ......      (94,350)     (73,470)    (3,543)        (738)     (9,119)      (3,349)
                                  ----------   ----------   --------     --------    --------     --------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of
      shares ..................       51,670      239,343     21,836       44,637      18,224       85,804
   Reinvestment of dividends
      and distributions .......       93,808       72,959      3,543          738       9,098        3,346
   Cost of shares redeemed ....      (99,710)    (126,358)   (27,823)     (36,145)    (39,996)     (60,513)
   Redemption fees ............           --           --         --           --          24          161
                                  ----------   ----------   --------     --------    --------     --------
         NET INCREASE
            (DECREASE)
            IN NET ASSETS FROM
            CAPITAL SHARE
            TRANSACTIONS ......       45,768      185,944     (2,444)       9,230     (12,650)      28,798
                                  ----------   ----------   --------     --------    --------     --------
NET INCREASE (DECREASE) IN
   NET ASSETS .................     (118,039)     208,918    (17,390)      19,665     (34,560)      31,074
                                  ----------   ----------   --------     --------    --------     --------
NET ASSETS:
   Beginning of period ........    1,162,237      953,319    101,817       82,152     128,000       96,926
                                  ----------   ----------   --------     --------    --------     --------
   END OF PERIOD * ............   $1,044,198   $1,162,237   $ 84,427     $101,817    $ 93,440     $128,000
                                  ==========   ==========   ========     ========    ========     ========
*Includes undistributed net
   investment income
   (loss) of ..................   $    9,527   $   26,249   $    202     $    552    $    360     $  1,243
                                  ==========   ==========   ========     ========    ========     ========

                             See accompanying notes

                                      Small Cap Value
                                     Opportunity Fund       Emerging Markets Fund    High Yield Bond Fund     Enhanced Income Fund
                                 ------------------------ ------------------------ ------------------------ ------------------------
                                     Six                      Six                      Six                      Six
                                    Months        Year       Months        Year       Months        Year       Months        Year
                                    Ended        Ended       Ended        Ended       Ended        Ended       Ended        Ended
                                  April 30,   October 31,  April 30,   October 31,  April 30,   October 31,  April 30,   October 31,
                                     2008         2007        2008         2007        2008         2007        2008         2007
                                 -----------  ----------- -----------  ----------- -----------  ----------- -----------  -----------
                                 (unaudited)              (unaudited)              (unaudited)              (unaudited)
INCREASE (DECREASE) IN NET
   ASSETS:
OPERATIONS:
   Net investment income ......   $     69     $   148     $  1,285     $  2,414    $  7,563     $  22,739   $  1,760     $  3,774
   Net realized gain (loss)
      on investments, futures
      contracts, and foreign
      currency transactions ...     (3,036)       (371)      23,082       43,507      (2,816)        1,834        939        2,870
   Change in net unrealized
      appreciation or
      depreciation of
      investments, futures
      contracts, and foreign
      currency translations ...        521      (1,878)     (61,657)      55,340      (7,368)       (3,549)    (1,527)         212
                                  --------     -------     --------     --------    --------     ---------   --------     --------
         NET INCREASE
            (DECREASE)
            IN NET ASSETS
            RESULTING
            FROM OPERATIONS ...     (2,446)     (2,101)     (37,290)     101,261      (2,621)       21,024      1,172        6,856
                                  --------     -------     --------     --------    --------     ---------   --------     --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
      Institutional Class .....       (134)        (17)         (58)        (101)     (3,758)      (16,871)        --           --
      PlanAhead Class .........         (1)         --          (43)         (15)       (903)       (4,915)    (2,888)      (4,171)
      Service Class ...........         --          --           --           --          --            --         --           --
      AMR Class ...............         --          --       (2,023)      (1,130)     (2,902)         (949)        --           --
   Net realized gain on
      investments:
      Institutional Class .....         --          (9)      (2,019)      (2,407)         --            --         --           --
      PlanAhead Class .........         --          --       (1,876)        (922)         --            --     (2,097)         (74)
      Service Class ...........         --          --           --           --          --            --         --           --
      AMR Class ...............         --          --      (39,911)     (19,268)         --            --         --           --
                                  --------     -------     --------     --------    --------     ---------   --------     --------
         NET DISTRIBUTIONS TO
            SHAREHOLDERS ......       (135)        (26)     (45,930)     (23,843)     (7,563)      (22,735)    (4,985)      (4,245)
                                  --------     -------     --------     --------    --------     ---------   --------     --------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of
      shares ..................        915      29,224       21,807       87,824      47,032       209,900      8,664       15,667
   Reinvestment of dividends
      and distributions .......        135          26       45,849       23,764       6,672        19,203      4,997        4,245
   Cost of shares redeemed ....    (19,349)     (2,199)     (70,908)     (49,405)    (73,521)     (313,378)   (12,351)     (48,649)
   Redemption fees ............         --          --          107           53          --            --         --           --
                                  --------     -------     --------     --------    --------     ---------   --------     --------
         NET INCREASE
            (DECREASE)
            IN NET ASSETS FROM
            CAPITAL SHARE
            TRANSACTIONS ......    (18,299)     27,051       (3,145)      62,236     (19,817)      (84,275)     1,310      (28,737)
                                  --------     -------     --------     --------    --------     ---------   --------     --------
NET INCREASE (DECREASE) IN
   NET ASSETS .................    (20,880)     24,924      (86,365)     139,654     (30,001)      (85,986)    (2,503)     (26,126)
                                  --------     -------     --------     --------    --------     ---------   --------     --------
NET ASSETS:
   Beginning of period ........     29,687       4,763      297,193      157,539     225,991       311,977     99,789      125,915
                                  --------     -------     --------     --------    --------     ---------   --------     --------
   END OF PERIOD * ............   $  8,807     $29,687     $210,828     $297,193    $195,990     $ 225,991   $ 97,286     $ 99,789
                                  ========     =======     ========     ========    ========     =========   ========     ========
*Includes undistributed net
   investment income
   (loss) of ..................   $     37     $   126     $  1,061     $  2,180    $    503     $     503    $   (450)    $    575
                                  ========     =======     ========     ========    ========     =========    ========     ========

                             See accompanying notes

AMERICAN BEACON FUNDS
STATEMENTS OF CHANGES IN NEW ASSETS (IN THOUSANDS)

                                                               Intermediate Bond Fund       Short-Term Bond Fund
                                                             -------------------------   -------------------------
                                                              Six Months                  Six Months       Year
                                                                Ended      Year Ended       Ended         Ended
                                                              April 30,    October 31,    April 30,    October 31,
                                                                 2008          2007          2008          2007
                                                             -----------   -----------   -----------   -----------
                                                             (unaudited)                 (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income .................................    $   3,213     $   4,932     $   2,207     $   3,893
   Net realized gain on investments, futures contracts,
      and foreign currency transactions ..................        1,559           280           106           237
   Change in net unrealized appreciation or
      depreciation of investments, futures contracts,
      and foreign currency translations ..................          749           560           212           624
                                                              ---------     ---------     ---------     ---------
      NET INCREASE IN NET ASSETS RESULTING FROM
      OPERATIONS .........................................        5,521         5,772         2,525         4,754
                                                              ---------     ---------     ---------     ---------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
      Institutional Class ................................       (3,215)       (4,946)       (2,305)       (4,046)
      PlanAhead Class ....................................           --           (13)          (97)         (227)
                                                              ---------     ---------     ---------     ---------
      NET DISTRIBUTIONS TO SHAREHOLDERS ..................       (3,215)       (4,959)       (2,402)       (4,273)
                                                              ---------     ---------     ---------     ---------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares .........................       78,491        26,882        24,071        22,984
   Reinvestment of dividends and distributions ...........        3,213         4,957         2,347         4,264
   Cost of shares redeemed ...............................      (28,997)      (21,223)      (15,389)      (15,932)
                                                              ---------     ---------     ---------     ---------
      NET INCREASE IN NET ASSETS FROM CAPITAL SHARE
      TRANSACTIONS .......................................       52,707        10,616        11,029        11,316
                                                              ---------     ---------     ---------     ---------
NET INCREASE IN NET ASSETS ...............................       55,013        11,429        11,152        11,797
                                                              ---------     ---------     ---------     ---------
NET ASSETS:
      Beginning of period ................................      109,674        98,245        92,403        80,606
                                                              ---------     ---------     ---------     ---------
      END OF PERIOD * ....................................    $ 164,687     $ 109,674     $ 103,555     $  92,403
                                                              =========     =========     =========     =========
*Includes undistributed net investment income (loss) of ..    $     502     $     502     $     (19)    $      19
                                                              =========     =========     =========     =========

                             See accompanying notes

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2008 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American Beacon Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no load, diversified, open-end management investment company. These financial statements and notes to the financial statements relate to the American Beacon Balanced Fund, the American Beacon Large Cap Growth Fund, the American Beacon Mid-Cap Value Fund, the American Beacon Small Cap Value Opportunity Fund, the American Beacon Emerging Markets Fund, the American Beacon High Yield Bond Fund, the American Beacon Enhanced Income Fund, the American Beacon Intermediate Bond Fund and the American Beacon Short-Term Bond Fund (each a "Fund" and collectively, the "Funds"), each a series of the Trust.

     American Beacon Advisors, Inc. (the "Manager"), is a wholly-owned subsidiary of AMR Corporation ("AMR"), the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

     On April 16, 2008, AMR announced that it has reached a definitive agreement to sell American Beacon Advisors, Inc. to Lighthouse Holdings, Inc., which is owned by investment funds affiliated with Pharos Capital Group, LLC and TPG Capital, two leading private equity firms. AMR expects to close the sale later this year, subject to customary closing conditions as well as the approval of the shareholders of the American Beacon family of mutual funds and consents from other clients of the Manager.

Class Disclosure

     Each Fund, except the Enhanced Income Fund, has multiple classes of shares designed to meet the needs of different groups of investors; however, not all Funds offer all classes. The following table sets forth the differences amongst the classes:


CLASS:                                           OFFERED TO:                             SERVICE AND DISTRIBUTIONS FEES:
-------------------   --------------------------------------------------------------   ---------------------------------
INSTITUTIONAL CLASS   Investors making an initial investment of $2 million             Administrative Service Fee - 0.25%
PLANAHEAD CLASS       General public and investors investing through an intermediary   Administrative Service Fee - 0.25%
                                                                                                      Service Fee - 0.25%
SERVICE CLASS         Investors investing through an intermediary                      Administrative Service Fee - 0.25%
                                                                                                      Service Fee - 0.25%
                                                                                                 Distribution Fee - 0.25%
AMR CLASS             Investors in the tax-exempt retirement and benefit plans of
                      AMR Corporation and its affiliates
                                                                                                                     N/A

     Investment income, net capital gains (losses) and all expenses incurred by the Funds are allocated based on the relative net assets of each class, except for service fees and certain other fees and expenses related solely to one class of shares.

     Effective February 28, 2007, the PlanAhead Class of the Intermediate Bond Fund was closed.

Security Valuation

     Investments are valued at the close of the New York Stock Exchange (the "Exchange"), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

     Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2008 (UNAUDITED)

characteristics and other market data. When a price is unavailable from a pricing service or when the price provided by the pricing service is deemed not to represent fair value, the prices of debt securities may be determined using quotes obtained from brokers.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates market value.

     Securities for which market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board of Trustees (the "Board").

     Most foreign markets close before the Exchange. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the Exchange normally will not be reflected in security valuations. If such developments are so significant such that they will, in the judgment of the pricing committee of the Funds, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the Exchange, as determined in good faith and pursuant to procedures approved by the Board. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service.

Security Transactions and Investment Income

     Security transactions are recorded on the trade date of the security purchase or sale.

     The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations.

     Dividend income, net of foreign taxes, is recorded on the ex-dividend date except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Currency Translation

     All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses in the Funds' Statements of Operations.

Forward Foreign Currency Contracts

     The Emerging Markets Fund may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of Fund securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Fund bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Fund also bears the credit risk if the counterparty fails to perform under the contract.

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2008 (UNAUDITED)

Repurchase Agreements

     Under the terms of a repurchase agreement, securities are acquired by a Fund from a securities dealer or a bank which are subject to resale at a later date. Repurchase agreements are fully collateralized. The collateral is monitored daily by each Fund so that the collateral's market value equals or exceeds the carrying value of the repurchase agreement, including accrued interest.

Futures Contracts

     Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Balanced, Large Cap Growth, Mid-Cap Value, Small Cap Value Opportunity, Emerging Markets, High Yield Bond, and Enhanced Income Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

     Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents 5% of the face value of the futures contract. The Funds reflect this amount on the Schedules of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as a Deposit with broker for futures contracts on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

Dividends to Shareholders

     Dividends from net investment income of the Balanced, Large Cap Growth, Mid-Cap Value, Small Cap Value Opportunity, and Emerging Markets Funds normally will be declared and paid at least annually. The High Yield Bond, Enhanced Income, Intermediate Bond, and Short-Term Bond Funds generally declare dividends from net investment income daily, payable monthly. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.

Commission Recapture

     The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If a Fund's investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. These amounts are reported with the net realized gains in the Funds' Statements of Operations.

Allocation of Income, Expenses, Gains and Losses

     Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2008 (UNAUDITED)

Use of Estimates

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Redemption Fees

     The Institutional, PlanAhead, and AMR Classes of the Emerging Markets Fund impose a 2% redemption fee on certain shares held for less than 90 days, and the AMR Class of the Mid-Cap Value Fund imposes a 2% redemption fee on certain shares held for less than 180 days. The fee is deducted from the redemption proceeds and is intended to offset the trading costs, market impact and other costs associated with short-term trading activity in the Funds. The "first-in, first-out" method is used to determine the holding period. The fee is allocated to all classes of each Fund pro-rata based on their respective net assets.

Recently Issued Accounting Pronouncements

     In September 2006, the FASB issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of April 30, 2008, the Manager does not believe the adoption of FAS 157 will materially impact the amounts represented in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value.

Other

     Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. TRANSACTIONS WITH AFFILIATES

Management Agreement

     The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all administrative, investment advisory, fund management and securities lending services. Investment assets of the Balanced, Large Cap Growth, Mid-Cap Value, Small Cap Value Opportunity, Emerging Markets, High Yield Bond, Enhanced Income, and Intermediate Bond Funds are managed by one or more investment advisors which have entered into separate investment advisory agreements with the Manager. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Balanced Fund, Large Cap Growth Fund, Mid-Cap Value Fund, Small Cap Value Opportunity Fund, Emerging Markets Fund, High Yield Bond Fund, and Enhanced Income Fund an annualized fee equal to 0.10% of the average daily net assets plus amounts paid by the Manager to the investment advisors hired by the Manager to direct investment activities of the Funds. The Manager receives an annualized fee of 0.25% of the average daily net assets of the Intermediate Bond Fund and pays a portion of its fee to an investment advisor hired by the Manager to direct investment activities of a portion of the Fund. The Manager is one of the investment advisors of the Balanced and Enhanced Income Funds and receives an annualized fee of 0.15% on the portion of assets managed by the Manager. The Manager serves as the sole investment advisor to the

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2008 (UNAUDITED)

Short-Term Bond Fund. Pursuant to the Management Agreement, the Manager receives from the Fund an annualized fee equal to 0.25% of the average daily net assets of the Short-Term Bond Fund. Management fees paid during the six months ended April 30, 2008 were as follows (dollars in thousands):

                                                             AMOUNTS PAID   NET AMOUNTS
                                  MANAGEMENT   MANAGEMENT   TO INVESTMENT   RETAINED BY
                                   FEE RATE        FEE         ADVISORS       MANAGER
                                 -----------   ----------   -------------   -----------
Balanced......................   0.225%-0.70%    $1,475          $942           $533
Large Cap Growth..............    0.35%-0.55%       237           193             44
Mid-Cap Value.................    0.35%-1.10%       339           290             49
Small Cap Value Opportunity...    0.45%-0.55%        27            22              5
Emerging Markets..............    0.79%-1.20%       973           854            119
High Yield Bond...............          0.52%       491           395             96
Enhanced Income...............    0.25%-0.85%       169           121             48
Intermediate Bond.............          0.25%       171            55            116

     As compensation for services provided by the Manager in connection with securities lending activities, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee up to 25% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers when a borrower posts collateral other than cash, a fee up to 25% of such loan fees. This fee is netted against securities lending income in the Statements of Operations. During the six months ended April 30, 2008, securities lending fees paid to the Manager were as follows (in thousands):

Balanced........................................................   $113
Large Cap Growth................................................      8
Mid-Cap Value...................................................      8
Emerging Markets................................................     15
High Yield Bond.................................................      4
Enhanced Income.................................................     11
Intermediate Bond...............................................     23

Administrative Services Agreement

     The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative services to the Funds. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.25% of the average daily net assets of the Institutional, PlanAhead, and Service Classes of each of the Funds.

Distribution Plans

     The Trust, except for the Service Class of the Funds, has adopted a "defensive" Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act, pursuant to which no fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Trust does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Trust shares.

     A separate Distribution Plan (the "Distribution Plan") has been adopted pursuant to Rule 12b-1 under the Act for the Service Class of the Funds. Under the Distribution Plan, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Service Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

     The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the PlanAhead and Service Classes. As compensation for performing the duties

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2008 (UNAUDITED)

required under the Service Plans, the Manager receives 0.25% of the average daily net assets of the PlanAhead and Service Classes of each Fund.

Brokerage Commissions

     Affiliated entities of an investment advisor to the Large Cap Growth Fund and the Emerging Markets Fund received net commissions on purchases and sales of the Fund's portfolio securities totaling $256 and $1,597, respectively for the six months ended April 30, 2008.

Investment in Affiliated Funds

     The Funds are permitted, pursuant to an exemptive order by the Securities and Exchange Commission ("SEC") and procedures approved by the Board, to invest up to 25% of its total assets in the American Beacon Money Market Select Fund (the "Select Fund"). Cash collateral received by certain Funds in connection with securities lending may be invested in the Select Fund and the American Beacon Cash Plus Trust (the "Cash Trust") (collectively, the "Affiliated Funds"). The Funds and the Affiliated Funds have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the Affiliated Funds and receives from each Affiliated Fund an annualized fee up to 0.10% of its average daily net assets. During the six months ended April 30, 2008, fees earned by the Manager from the Affiliated Funds were as follows:

                                                             SECURITIES LENDING
                                     DIRECT INVESTMENT IN   COLLATERAL INVESTED
                                       AFFILIATED FUNDS     IN AFFILIATED FUNDS    TOTAL
                                     --------------------   -------------------   --------
Balanced..........................          $21,401               $106,437        $127,838
Large Cap Growth..................              454                 10,311          10,766
Mid-Cap Value.....................            2,858                  7,625          10,483
Small Cap Value Opportunity.......               28                  1,207           1,236
Emerging Markets..................            6,446                 11,536          17,983
High Yield Bond...................            4,129                     --           4,129
Enhanced Income...................            1,553                 10,966          12,520
Intermediate Bond.................            4,480                 16,512          20,992
Short-Term Bond...................            5,086                  5,704          10,791

Interfund Lending Program

     Pursuant to an exemptive order by the SEC, the Funds, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program as a borrower. This program provides an alternative credit facility allowing the Funds to borrow from other participating Funds. For the six months ended April 30, 2008, the Fund did not utilize the credit facility.

Reimbursement of Expenses

     The Manager agreed to reimburse the following Funds to the extent that total annual fund operating expenses exceed the Fund's expense cap. For the period ended April 30, 2008, the Manager waived or reimbursed expenses as follows:

                                   Expense Cap

                                                     11/1/07    3/1/08    WAIVED OR
                                                        TO        TO     REIMBURSED
FUND                                     CLASS       2/28/08   4/30/08    EXPENSES
----                                 -------------   -------   -------   ----------
Large Cap Growth..................   Institutional    0.90%     0.90%     $    51
Mid-Cap Value.....................   Institutional    0.90%     0.98%       5,528
Mid-Cap Value.....................   PlanAhead        1.23%     1.23%       6,599
Mid-Cap Value.....................   Service                    1.50%           2
Small Cap Value Opportunity.......   Institutional    1.05%     1.05%      18,302
Small Cap Value Opportunity.......   PlanAhead        1.30%     1.30%         179
Short-Term Bond...................   PlanAhead        0.87%      N/A        1,064

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2008 (UNAUDITED)

Expense Reimbursement Plan

     The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class' average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit.

     The activity related to repayment of prior year fee waivers and expense reimbursements during the six months ended April 30, 2008 was as follows:

Balanced- Service Class

EXPIRATION   LIABILITY AT                                  LIABILITY AT
   YEAR        10/31/07     ACCRUED   EXPIRED   RECOUPED      4/30/08
----------   ------------   -------   -------   --------   ------------
2008             1,016         --        --        697          319
2009                13         --        --         --           13
                ------        ---       ---       ----         ----
                $1,029        $--       $--       $697         $332
                ======        ===       ===       ====         ====

Emerging Markets- PlanAhead Class

EXPIRATION   LIABILITY AT                                  LIABILITY AT
   YEAR        10/31/07     ACCRUED   EXPIRED   RECOUPED      4/30/08
----------   ------------   -------   -------   --------   ------------
2008             4,734         --        --       3,534        1,200
2009             2,926         --        --          --        2,926
                ------        ---       ---      ------       ------
                $7,660        $--       $--      $3,534       $4,126
                ======        ===       ===      ======       ======

Mid-Cap Value- AMR Class

EXPIRATION   LIABILITY AT                                   LIABILITY AT
   YEAR        10/31/07     REVERSED   EXPIRED   RECOUPED      4/30/08
----------   ------------   -------    -------   --------   ------------
2008             5,596           --       --       5,596          --
2009             2,537        2,537       --          --          --
                ------       ------      ---      ------         ---
                $8,133       $2,537      $--      $5,596         $--
                ======       ======      ===      ======         ===

     The remaining Funds have not recorded a liability for potential reimbursement, due to the current assessment that a reimbursement is unlikely.

Other

     At April 30, 2008, AMR Corporation and subsidiary companies and employee benefit trusts thereof owned the following percentage of each Fund's shares:

                        % OWNERSHIP
                        -----------
Balanced.............        78%
Large Cap Growth.....       100%
Mid-Cap Value........        60%
Emerging Markets.....        89%
High Yield Bond......        34%
Intermediate Bond....        96%
Short-Term Bond......        92%

3. FEDERAL INCOME AND EXCISE TAXES

     It is the policy of each of the Funds to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.

     The Funds adopted the provisions of FASB Interpretation No. 48, "Accounting for Uncertainties in Income Taxes" ("FIN 48"), on January 1, 2007. FIN 48 sets forth a minimum threshold for financial statement

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2008 (UNAUDITED)

recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended October 31, 2007 remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in "Other expenses" on the Statements of Operations.

     Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. generally accepted accounting principles. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

     The tax character of distributions paid during the six months ended April 30, 2008 and fiscal year ended October 31, 2007 were as follows (in thousands):

                                        BALANCED                LARGE CAP GROWTH             MID-CAP VALUE
                               -------------------------   -------------------------   -------------------------
                                SIX MONTHS                  SIX MONTHS                  SIX MONTHS
                                   ENDED      YEAR ENDED      ENDED       YEAR ENDED      ENDED       YEAR ENDED
                                APRIL 30,    OCTOBER 31,    APRIL 30,    OCTOBER 31,    APRIL 30,    OCTOBER 31,
                                   2008          2007          2008          2007          2008          2007
                               -----------   -----------   -----------   -----------   -----------   -----------
                               (UNAUDITED)                 (UNAUDITED)                 (UNAUDITED)
DISTRIBUTIONS PAID FROM:
ORDINARY INCOME*
   Institutional Class .....     $ 1,995       $   906        $    1         $  1         $  138        $   84
   PlanAhead Class .........       7,809         3,751            --           --            618           714
   Service Class ...........         452            52            --           --             --            --
   AMR Class ...............      37,969        28,183           791          737          1,809         1,835
LONG-TERM CAPITAL GAIN
   Institutional Class .....       1,989         1,156             3           --            351            24
   PlanAhead Class .........       8,151         5,180            --           --          1,887           198
   Service Class ...........         468            68            --           --             --            --
   AMR Class ...............      35,517        34,174         2,748           --          4,316           494
                                 -------       -------        ------         ----         ------        ------
TOTAL DISTRIBUTIONS PAID ...     $94,350       $73,470        $3,543         $738         $9,119        $3,349
                                 -------       -------        ------         ----         ------        ------

                                       SMALL CAP
                                   VALUE OPPORTUNITY            EMERGING MARKETS            HIGH YIELD BOND
                               -------------------------   -------------------------   -------------------------
                                SIX MONTHS                  SIX MONTHS                  SIX MONTHS
                                   ENDED      YEAR ENDED      ENDED       YEAR ENDED      ENDED       YEAR ENDED
                                APRIL 30,    OCTOBER 31,    APRIL 30,    OCTOBER 31,    APRIL 30,    OCTOBER 31,
                                   2008          2007          2008          2007          2008          2007
                               -----------   -----------   -----------   -----------   -----------   -----------
                               (UNAUDITED)                 (UNAUDITED)                 (UNAUDITED)
DISTRIBUTIONS PAID FROM:
ORDINARY INCOME*
   Institutional Class .....       $134          $25         $   549       $   412        $3,758       $16,871
   PlanAhead Class .........          1            1             499           135           903         4,915
   Service Class ...........         --           --              --            --            --            --
   AMR Class ...............         --           --          11,725         3,613         2,902           949
LONG-TERM CAPITAL GAIN
   Institutional Class .....         --           --           1,528         2,096            --            --
   PlanAhead Class .........         --           --           1,420           802            --            --
   Service Class ...........         --           --              --            --            --            --
   AMR Class ...............         --           --          30,209        16,785            --            --
                                   ----          ---         -------       -------        ------       -------
TOTAL DISTRIBUTIONS PAID ...       $135          $26         $45,930       $23,843        $7,563       $22,735
                                   ----          ---         -------       -------        ------       -------

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2008 (UNAUDITED)

                                    ENHANCED INCOME            INTERMEDIATE BOND            SHORT-TERM BOND
                               -------------------------   -------------------------   -------------------------
                                SIX MONTHS                  SIX MONTHS                  SIX MONTHS
                                   ENDED      YEAR ENDED      ENDED       YEAR ENDED      ENDED       YEAR ENDED
                                APRIL 30,    OCTOBER 31,    APRIL 30,    OCTOBER 31,    APRIL 30,    OCTOBER 31,
                                   2008          2007          2008          2007          2008          2007
                               -----------   -----------   -----------   -----------   -----------   -----------
                               (UNAUDITED)                 (UNAUDITED)                 (UNAUDITED)
DISTRIBUTIONS PAID FROM:
ORDINARY INCOME*
   Institutional Class .....      $   --        $   --        $3,215        $4,946        $2,305        $4,046
   PlanAhead Class .........       3,524         4,171            --            13            97           227
   AMR Class ...............          --            --            --            --            --            --
LONG-TERM CAPITAL GAIN .....          --            --            --
   Institutional Class .....          --            --            --            --            --            --
   PlanAhead Class .........       1,461            74            --            --            --            --
   AMR Class ...............          --            --            --            --            --            --
                                  ------        ------        ------        ------        ------        ------
TOTAL DISTRIBUTIONS PAID ...      $4,985        $4,245        $3,215        $4,959        $2,402        $4,273
                                  ------        ------        ------        ------        ------        ------

* For tax purposes, short-term capital gains are considered ordinary income distributions.

As of April 30, 2008, the components of distributable earnings on a tax basis were as follows (in thousands):

                                                                                        SMALL CAP
                                                               LARGE CAP    MID-CAP       VALUE       EMERGING
                                                   BALANCED      GROWTH      VALUE     OPPORTUNITY    MARKETS
                                                 -----------   ---------   ---------   -----------   ---------
Cost basis of investments for federal income
   tax purpose ...............................    $1,179,363    $101,064    $118,498     $11,881      $199,325
Unrealized appreciation ......................       131,799       8,323       4,072         467        35,679
Unrealized depreciation ......................       (76,183)     (4,365)    (15,431)     (1,689)       (8,736)
                                                  ----------    --------    --------     -------      --------
Net unrealized appreciation (depreciation) ...        55,616       3,958     (11,359)     (1,222)       26,943
Undistributed ordinary income ................        10,436         200         347          33         1,124
Undistributed long-term gain (loss) ..........        (6,359)     (4,622)       (580)     (3,353)       24,966
                                                  ----------    --------    --------     -------      --------
Distributable earnings (losses) ..............    $   59,693    $   (464)   $(11,592)    $(4,542)     $ 53,033
                                                  ==========    ========    ========     =======      ========

                                                  HIGH YIELD    ENHANCED   INTERMEDIATE   SHORT-TERM
                                                     BOND        INCOME        BOND           BOND
                                                 -----------   ---------   ------------   -----------
Cost basis of investments for federal income
   tax purpose ...............................     $212,576     $116,248    $ 204,226       $124,209
Unrealized appreciation ......................        1,823        2,891        1,973            702
Unrealized depreciation ......................      (12,078)      (1,301)      (1,018)          (906)
                                                   --------     --------     --------       --------
Net unrealized appreciation (depreciation) ...      (10,255)       1,590          955           (204)
Undistributed ordinary income ................          382          388          501            530
Undistributed long-term gain (loss) ..........       (4,594)         403       (7,300)        (7,254)
                                                   --------     --------     --------       --------
Distributable earnings (losses) ..............     $(14,467)    $  2,381     $ (5,844)      $ (6,928)
                                                   ========     ========     ========       ========

     Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses from wash sales, the realization for tax purposes of unrealized gains/(losses) on certain derivative instruments, book amortization for premiums, the realization for tax purposes of unrealized gains/(losses) on investments in passive foreign investment companies, reclassifications of income from real estate investment securities, and income adjustments associated with contingent payment debt instruments.

     Due to inherent differences in the recognition of income, expenses and realized gains/losses under U.S. generally accepted accounting principles and federal income tax regulations, permanent differences between

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2008 (UNAUDITED)

book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities.

     Accordingly, the following amounts represent current year permanent differences derived from reclassifications of income from real estate investment securities, foreign currency, book amortization of premium, pay down reclasses, income adjustments associated with contingent payment debt instruments, and dividend reclasses that have been reclassified as of April 30, 2008 (in thousands):

                                                       LARGE CAP   MID-CAP   SMALL CAP VALUE   EMERGING
                                            BALANCED     GROWTH     VALUE      OPPORTUNITY      MARKETS
                                            --------   ---------   -------   ---------------   --------
Paid-in-capital..........................    $   1       $--        $ --         $ --           $  --
Undistributed net investment income......      167        (6)        (84)         (23)           (280)
Accumulated net realized gain (loss).....     (168)        6          84           23             280
Unrealized appreciation (depreciation)
   of investments, futures contracts and
   foreign currency......................       --        --          --           --              --

                                               HIGH      ENHANCED   INTERMEDIATE   SHORT-TERM
                                            YIELD BOND    INCOME        BOND          BOND
                                            ----------   --------   ------------   ----------
Paid-in-capital..........................      $--         $(17)        $--          $   1
Undistributed net investment income......       --          103           2            157
Accumulated net realized gain (loss).....       (1)         (86)         (2)          (157)
Unrealized appreciation (depreciation)
   of investments, futures contracts and
   foreign currency......................        1           --          --             (1)

     At April 30, 2008 capital loss carry forward positions for federal income tax purposes were as follows (in thousands):

FUND                              2008    2009    2010   2011   2012    2013     2014    2015    2016     TOTAL
----                             ------   ----   -----   ----   ----   ------   ------   ----   ------   ------
Balanced .....................   $   --    $--    $ --   $ --   $ --   $   --   $   --   $ --   $6,359   $6,359
Large Cap Growth .............       --     --      --     --     --       --       --     --    4,622    4,622
Mid-Cap Value ................       --     --      --     --     --       --       --     --      580      580
Small Cap Value Opportunity ..       --     --      --     --     --       --       --    313    3,040    3,353
High Yield Bond ..............       --     --      --     --     --       --    1,772     --    2,822    4,594
Intermediate Bond ............    5,557     --     328     --     --      318    1,097     --       --    7,300
Short-Term Bond ..............    1,218     --     913    161    800    1,256    2,387    467       52    7,254

     The Intermediate Bond Fund utilized $1,551 of net capital loss carryovers for the six months ended April 30, 2008.

4. INVESTMENT TRANSACTIONS

     The aggregate cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended April 30, 2008 were as follows (in thousands):

                                                       LARGE CAP   MID-CAP   SMALL CAP VALUE   EMERGING
                                            BALANCED     GROWTH     VALUE      OPPORTUNITY      MARKETS
                                            --------   ---------   -------   ---------------   --------
Purchases (excluding U.S. government
   securities)                              $211,797    $44,348    $87,740       $ 2,201       $186,405
Sales and maturities (excluding U.S.
   government securities)                    148,095     48,824     41,348        20,749        155,508
Purchases of U.S. government
   securities                                 71,941         --         --            --             --
Sales and maturities of U.S.
   government securities                     145,486         --         --            --             --

                                               HIGH      ENHANCED   INTERMEDIATE   SHORT-TERM
                                            YIELD BOND    INCOME        BOND          BOND
                                            ----------   --------   ------------   ----------
Purchases (excluding U.S. government
   securities)                                $45,031     $19,173      $47,472       $20,345
Sales and maturities (excluding U.S.
   government securities)                      67,733      14,953        8,991         2,824
Purchases of U.S. government
   securities                                      --       3,754       69,397            --
Sales and maturities of U.S.
   government securities                           --       7,748       58,158            --

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2008 (UNAUDITED)

     A summary of the Funds' direct transactions in Affiliated Funds for the six months ended April 30, 2008 is set forth below (in thousands):

                                                 OCTOBER 31, 2007                              APRIL 30, 2008
                                  AFFILIATE    SHARES/MARKET VALUE   PURCHASES     SALES    SHARES/MARKET VALUE
                                 -----------   -------------------   ---------   --------   -------------------
Balanced......................   Select Fund         $57,102          $222,836   $245,693        $34,245
Large Cap Growth..............   Select Fund           4,534            35,745     37,483          2,796
Mid-Cap Value.................   Select Fund           2,299            58,817     53,656          7,458
Small Cap Value Opportunity...   Select Fund              30             1,226      1,075            180
Emerging Markets..............   Select Fund          17,218            85,162     93,301          9,079
High Yield Bond...............   Select Fund           7,084            56,404     55,629          7,860
Enhanced Income...............   Select Fund           3,297            21,094     22,863          1,528
Intermediate Bond.............   Select Fund           3,359            73,195     71,472          5,082
Short-Term Bond...............   Select Fund           7,599            25,144     29,726          3,017

5. SECURITIES LENDING

     Each Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned and initially in an amount at least equal to 102% of the fair value of domestic securities loaned or 105% of the fair value of international securities loaned. Collateral is marked to market and monitored daily. To the extent that a loan is collateralized by cash, such collateral shall be invested by the securities lending agent (the "Agent") in money market mutual funds, and other short-term investments, provided the investments meet certain quality and diversification requirements.

     For all Funds except the High Yield Bond Fund, the Funds, the Agent and the Manager retain 65%, 25%, and 10%, respectively, of the income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs. For the High Yield Bond Fund, the Fund, the Agent, and the Manager retain 80%, 10%, and 10%, respectively of the income generated from the lending. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund, the Agent, and the Manager using the same percentages as above. The Fund also continues to receive income on the securities loaned, and any gain or loss in the market price of securities loaned that may occur during the term of the loan.

     Risks to the Fund in securities lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

     At April 30, 2008, the value of outstanding securities on loan and the value of collateral was as follows (in thousands):

                                  MARKET VALUE
                                  OF SECURITIES    NON-CASH       CASH
FUND                                 ON LOAN      COLLATERAL   COLLATERAL
----                              -------------   ----------   ----------
Balanced                             $192,930       $1,763      $195,104
Large Cap Growth                       21,087        1,020        20,614
Mid-Cap Value                          14,184        1,079        13,536
Small Cap Value Opportunity             1,766           11         1,818
Emerging Markets                       18,127        1,214        17,904
High Yield Bond                        11,141           --        11,387
Enhanced Income                        20,707           --        21,122
Intermediate Bond                      41,361           --        42,015
Short-Term Bond                        20,518           --        20,922

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2008 (UNAUDITED)

     Cash collateral for each Fund, other than High Yield Bond, was invested in a joint investment account, which is comprised of an investment in the Affiliated Funds. The allocated amounts have been included as investments in each Fund's Schedule of Investments and Statement of Assets and Liabilities. Income earned on these investments is reported as Income derived from securities lending in the Statements of Operations.

     Non-cash collateral received by the Funds may not be sold or repledged; therefore, non-cash collateral is not included on the Funds' Schedules of Investments or Statements of Assets and Liabilities.

6. CAPITAL SHARE TRANSACTIONS

     The tables below summarize the activity in capital shares for each Class of the Funds (shares and dollars in thousands):

SIX MONTHS ENDED APRIL 30, 2008

                                        INSTITUTIONAL CLASS     PLANAHEAD CLASS      SERVICE CLASS          AMR CLASS
                                        -------------------   ------------------   -----------------   ------------------
BALANCED FUND                            SHARES     AMOUNT    SHARES     AMOUNT    SHARES    AMOUNT    SHARES     AMOUNT
-------------                           -------   ---------   ------   ---------   ------   --------   ------   ---------
Shares sold .........................     736      $10,414     1,260   $ 17,176      232    $ 3,197     1,554   $ 20,883
Reinvestment of dividends ...........     272        3,895     1,160     15,508       70        920     5,368     73,485
Shares redeemed .....................    (617)      (8,719)   (3,131)   (41,572)    (161)    (2,059)   (3,501)   (47,360)
                                         ----      -------    ------   --------     ----    -------    ------   --------
Net increase (decrease) in shares
   outstanding ......................     391      $ 5,590      (711)  $ (8,888)     141    $ 2,058     3,421   $ 47,008
                                         ====      =======    ======   ========     ====    =======    ======   ========

                             INSTITUTIONAL CLASS       AMR CLASS
                             -------------------   -----------------
LARGE CAP GROWTH FUND         SHARES     AMOUNT    SHARES    AMOUNT
---------------------        --------   --------   ------   --------
Shares sold                      3        $17       3,148   $ 21,819
Reinvestment of dividends       --          4         492      3,539
Shares redeemed                 (1)        (7)     (4,135)   (27,816)
                               ---        ---      ------   --------
Net increase (decrease) in
   shares outstanding            2        $14        (495)  $ (2,458)
                               ===        ===      ======   ========

                                    INSTITUTIONAL CLASS     PLANAHEAD CLASS      SERVICE CLASS          AMR CLASS
                                    -------------------   ------------------   -----------------   ------------------
MID-CAP VALUE FUND                   SHARES     AMOUNT    SHARES     AMOUNT    SHARES    AMOUNT    SHARES     AMOUNT
------------------                  -------   ---------   ------   ---------   ------   --------   ------   ---------
Shares sold......................     139     $ 1,284      1,115   $  9,878      --       $--         743   $  7,062
Reinvestment of dividends........      50         469        263      2,504      --        --         641      6,125
Shares redeemed.................     (163)     (1,502)    (1,737)   (17,157)     --        --      (2,252)   (21,313)*
                                     ----     -------     ------   --------     ---       ---      ------   --------
Net increase (decrease) in shares
   outstanding...................      26     $   251       (359)  $ (4,775)     --       $--        (868)  $ (8,126)
                                     ====     =======     ======   ========     ===       ===      ======   ========

*    Net of Redemption Fees

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2008 (UNAUDITED)

                                           INSTITUTIONAL CLASS   PLANAHEAD CLASS
                                           -------------------   ---------------
SMALL CAP VALUE OPPORTUNITY FUND            SHARES    AMOUNT     SHARES   AMOUNT
--------------------------------            ------   --------    ------   ------
Shares sold ............................       102   $    896        2      $19
Reinvestment of dividends ..............        14        134       --        1
Shares redeemed ........................    (1,989)   (19,349)      --       --
                                            ------   --------      ---      ---
Net increase (decrease) in shares
   outstanding .........................    (1,873)  $(18,319)       2      $20
                                            ======   ========      ===      ===

                                           INSTITUTIONAL CLASS    PLANAHEAD CLASS        AMR CLASS
                                           -------------------   ----------------    -----------------
EMERGING MARKETS FUND                       SHARES    AMOUNT     SHARES    AMOUNT    SHARES    AMOUNT
---------------------                       ------   -------     ------   -------    ------   --------
Shares sold ............................       3      $   68       475    $ 8,743       662   $ 12,996
Reinvestment of dividends ..............     109       2,039       101      1,876     2,222     41,934
Shares redeemed ........................     (43)       (719)*    (386)    (7,029)*  (3,649)   (63,053)*
                                             ---      ------      ----    -------    ------   --------
Net increase (decrease) in shares
   outstanding .........................      69      $1,388       190    $ 3,590      (765)  $ (8,123)
                                             ===      ======      ====    =======    ======   ========

*    Net of Redemption Fees

                                           INSTITUTIONAL CLASS    PLANAHEAD CLASS        AMR CLASS
                                           -------------------   -----------------   -----------------
HIGH YIELD BOND FUND                        SHARES    AMOUNT     SHARES    AMOUNT    SHARES    AMOUNT
--------------------                        ------   --------    ------   --------   ------   --------
Shares sold ............................     1,738   $ 16,654     1,974   $ 18,890    1,184   $ 11,488
Reinvestment of dividends ..............       304      2,913        89        854      303      2,905
Shares redeemed ........................    (3,242)   (31,600)   (1,662)   (16,244)  (2,659)   (25,677)
                                            ------   --------    ------   --------   ------   --------
Net increase (decrease) in shares
   outstanding .........................    (1,200)  $(12,033)      401   $  3,500   (1,172)  $(11,284)
                                            ======   ========    ======   ========   ======   ========

                                            PLANAHEAD CLASS
                                           -----------------
ENHANCED INCOME FUND                       SHARES    AMOUNT
--------------------                       ------   --------
Shares sold ............................      854   $  8,664
Reinvestment of dividends ..............      492      4,997
Shares redeemed ........................   (1,199)    12,351
                                           ------   --------
Net increase in shares outstanding .....      147   $  1,310
                                           ======   ========

                                           INSTITUTIONAL CLASS
                                           -------------------
INTERMEDIATE BOND FUND                      SHARES    AMOUNT
----------------------                      ------   --------
Shares sold ............................     7,605   $ 78,491
Reinvestment of dividends ..............       311      3,213
Shares redeemed ........................    (2,818)   (28,997)
                                            ------   --------
Net increase in shares outstanding .....     5,098   $ 52,707
                                            ======   ========

                                           INSTITUTIONAL CLASS    PLANAHEAD CLASS
                                           -------------------   ----------------
SHORT-TERM BOND FUND                        SHARES    AMOUNT     SHARES    AMOUNT
--------------------                        ------   --------    ------   -------
Shares sold ............................     2,315   $ 20,528     400     $ 3,543
Reinvestment of dividends ..............       257      2,278       8          69
Shares redeemed ........................    (1,649)   (14,538)    (96)       (851)
                                            ------   --------     ---     -------
Net increase in shares outstanding .....       923   $  8,268     312     $ 2,761
                                            ======   ========     ===     =======

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2008 (UNAUDITED)

PERIOD ENDED OCTOBER 31, 2007

                                           INSTITUTIONAL CLASS     PLANAHEAD CLASS      SERVICE CLASS        AMR CLASS
                                           -------------------   ------------------   ----------------   -----------------
BALANCED FUND                               SHARES    AMOUNT     SHARES     AMOUNT    SHARES    AMOUNT   SHARES    AMOUNT
-------------                               ------   --------    ------   ---------   ------   -------   ------   --------
Shares sold ............................    2,632    $ 40,892     9,160   $ 133,607     637    $ 9,354    3,668   $ 55,490
Reinvestment of dividends ..............      133       2,010       596       8,472       8        120    4,292     62,357
Shares redeemed ........................     (997)    (15,809)   (3,818)    (56,412)   (115)    (1,681)  (3,474)   (52,456)
                                            -----    --------    ------   ---------    ----    -------   ------   --------
Net increase in shares outstanding .....    1,768    $ 27,093     5,938   $  85,667     531    $ 7,793    4,486   $ 65,391
                                            =====    ========    ======   =========    ====    =======   ======   ========

                                           INSTITUTIONAL CLASS       AMR CLASS
                                           -------------------   -----------------
LARGE CAP GROWTH FUND                        SHARES   AMOUNT     SHARES    AMOUNT
---------------------                        ------   ------     ------   --------
Shares sold ............................        6      $ 42)      6,218   $ 44,595
Reinvestment of dividends ..............       --         1         106        737
Shares redeemed ........................       (6       (47)     (4,970)   (36,098)
                                              ---      ----      ------   --------
Net increase (decrease) in shares
   outstanding .........................       --      $ (4)      1,355   $  9,234
                                              ===      ====      ======   ========

                                           INSTITUTIONAL CLASS    PLANAHEAD CLASS     SERVICE CLASS        AMR CLASS
                                           -------------------   ----------------    ---------------   -----------------
MID-CAP VALUE FUND                          SHARES    AMOUNT     SHARES    AMOUNT    SHARES   AMOUNT   SHARES    AMOUNT
------------------                          ------   --------    ------   -------    ------   ------   ------   --------
Shares sold ............................     306      $ 3,462     2,186   $24,108      --       $ 1     5,200   $ 58,233
Reinvestment of dividends ..............      10          106        85       911      --        --       215      2,329
Shares redeemed ........................     (81)        (899)*    (854)   (9,358)*    --        --    (4,398)   (50,095)*
                                             ---      -------     -----   -------     ---       ---    ------   --------
Net increase in shares outstanding .....     235      $ 2,669     1,417   $15,661      --       $ 1     1,017   $ 10,467
                                             ===      =======     =====   =======     ===       ===    ======   ========

*    Net of Redemption Fees

                                           INSTITUTIONAL CLASS   PLANAHEAD CLASS
                                           -------------------   ---------------
SMALL CAP VALUE OPPORTUNITY FUND            SHARES    AMOUNT     SHARES   AMOUNT
--------------------------------            ------   -------     ------   ------
Shares sold ............................    2,568    $28,729      46     $ 495
Reinvestment of dividends ..............        2         25      --         1
Shares redeemed ........................     (163)    (1,721)    (44)     (478)
                                            -----    -------     ---     -----
Net increase in shares outstanding .....    2,408    $27,033       2     $  18
                                            =====    =======     ===     =====

                                           INSTITUTIONAL CLASS    PLANAHEAD CLASS        AMR CLASS
                                           -------------------   ----------------    -----------------
EMERGING MARKETS FUND                      SHARES    AMOUNT      SHARES    AMOUNT    SHARES    AMOUNT
---------------------                      ------   --------     ------   -------    ------   --------
Shares sold ............................     158    $  2,910       276    $ 5,295     3,940   $ 79,619
Reinvestment of dividends ..............     149       2,456        56        910     1,236     20,398
Shares redeemed ........................    (689)    (13,376)*    (182)    (3,347)*  (1,740)   (32,629)*
                                            ----    --------      ----    -------    ------   --------
Net increase (decrease) in shares
   outstanding .........................    (381)   $ (8,010)      150    $ 2,858     3,436   $ 67,388
                                            ====    ========      ====    =======    ======   ========

*    Net of Redemption Fees

                                           INSTITUTIONAL CLASS    PLANAHEAD CLASS        AMR CLASS
                                           -------------------   -----------------   ----------------
HIGH YIELD BOND FUND                        SHARES     AMOUNT    SHARES    AMOUNT    SHARES    AMOUNT
--------------------                       -------   ---------   ------   --------   ------   -------
Shares sold ............................     8,987   $  92,399    2,989   $ 30,489    8,737   $87,012
Reinvestment of dividends ..............     1,310      13,435      469      4,820       94       948
Shares redeemed ........................   (21,641)   (219,761)  (8,481)   (86,687)    (687)   (6,930)
                                           -------   ---------   ------   --------    -----   -------
Net increase (decrease) in shares
   outstanding .........................   (11,344)  $(113,927)  (5,022)  $(51,378)   8,144   $81,030
                                           =======   =========   ======   ========    =====   =======

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2008 (UNAUDITED)

                                            PLANAHEAD CLASS
                                           -----------------
ENHANCED INCOME FUND                       SHARES    AMOUNT
--------------------                       ------   --------
Shares sold ............................    1,524   $ 15,667
Reinvestment of dividends ..............      412      4,245
Shares redeemed ........................   (4,716)   (48,649)
                                           ------   --------
Net (decrease) in shares outstanding ...   (2,780)  $(28,737)
                                           ======   ========

                                           INSTITUTIONAL CLASS    PLANAHEAD CLASS
                                           -------------------   ----------------
INTERMEDIATE BOND FUND                      SHARES    AMOUNT     SHARES    AMOUNT
----------------------                      ------   --------    ------   -------
Shares sold ............................     2,676   $ 26,814        7    $    68
Reinvestment of dividends ..............       493      4,945        1         12
Shares redeemed ........................    (2,019)   (20,209)    (100)    (1,014)
                                            ------   --------     ----    -------
Net increase (decrease) in shares
   outstanding .........................     1,150   $ 11,550      (92    $  (934)
                                            ======   ========     ====    =======

                                           INSTITUTIONAL CLASS    PLANAHEAD CLASS
                                           -------------------   ----------------
SHORT-TERM BOND FUND                        SHARES    AMOUNT     SHARES    AMOUNT
--------------------                        ------   -------     ------   -------
Shares sold ............................    2,310    $20,272       309    $ 2,712
Reinvestment of dividends ..............      461      4,044        25        220
Shares redeemed ........................     (998)    (8,754)     (817)    (7,178)
                                            -----    -------      ----    -------
Net increase (decrease) in shares
   outstanding .........................    1,772    $15,562      (483)   $(4,246)
                                            =====    =======      ====    =======

AMERICAN BEACON BALANCED FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                               Institutional Class
                                                           -----------------------------------------------------------
                                                               Six
                                                              Months
                                                              Ended                  Year Ended October 31,
                                                            April 30,    ---------------------------------------------
                                                               2008        2007      2006      2005     2004     2003
                                                           -----------   -------   -------   -------   ------   ------
                                                           (unaudited)
Net asset value, beginning of period ....................  $ 16.09       $ 15.83   $ 15.00   $ 14.31   $12.99   $10.97
                                                           -------       -------   -------   -------   ------   ------
Income from investment operations:
   Net investment income(A) .............................     0.24          0.50      0.39      0.36     0.29     0.31(B)
   Net gains (losses) on securities (both realized
      and unrealized) ...................................    (1.18)         0.90      1.54      1.11     1.36     1.84(B)
                                                           -------       -------   -------   -------   ------   ------
Total income (loss) from investment operations ..........    (0.94)         1.40      1.93      1.47     1.65     2.15
                                                           -------       -------   -------   -------   ------   ------
Less distributions:
   Dividends from net investment income .................    (0.44)        (0.42)    (0.38)    (0.31)   (0.33)   (0.13)
   Distributions from net realized gains on securities ..    (0.79)        (0.72)    (0.72)    (0.47)      --       --
                                                           -------       -------   -------   -------   ------   ------
Total distributions .....................................    (1.23)        (1.14)    (1.10)    (0.78)   (0.33)   (0.13)
                                                           -------       -------   -------   -------   ------   ------
Net asset value, end of period ..........................  $ 13.92       $ 16.09   $ 15.83   $ 15.00   $14.31   $12.99
                                                           =======       =======   =======   =======   ======   ======
Total return ............................................    (6.01)%(C)     9.31%    13.60%    12.78%   10.53%   19.77%
                                                           =======       =======   =======   =======   ======   ======
Ratios and supplemental data:
   Net assets, end of period (in thousands) .............  $49,911       $51,399   $22,587   $14,122   $8,378   $9,041
   Ratios to average net assets (annualized):
   Expenses, net of waivers .............................     0.57%         0.57%     0.59%     0.56%    0.63%    0.63%
   Expenses, before waivers .............................     0.57%         0.57%     0.59%     0.56%    0.63%    0.63%
   Net investment income, net of waivers ................     3.24%         2.91%     2.81%     2.45%    2.15%    2.74%
   Net investment income (loss), before waivers .........     3.24%         2.91%     2.81%     2.45%    2.15%    2.74%
   Portfolio turnover rate ..............................       27%(C)        50%       59%       58%      62%      69%

                                                                                   PlanAhead Class
                                                           ---------------------------------------------------------------
                                                               Six
                                                              Months
                                                              Ended                    Year Ended October 31,
                                                            April 30,    -------------------------------------------------
                                                               2008        2007       2006       2005      2004      2003
                                                           -----------   --------   --------   -------   -------   -------
                                                           (unaudited)
Net asset value, beginning of period ....................  $  15.09      $  14.91   $  14.20   $ 13.62   $ 12.40   $ 10.81
                                                           --------      --------   --------   -------   -------   -------
Income from investment operations:
   Net investment income(A) .............................      0.20          0.41       0.35      0.34      0.27      0.28(B)
   Net gains (losses) on securities (both realized
      and unrealized) ...................................     (1.10)         0.87       1.44      1.01      1.25      1.74(B)
                                                           --------      --------   --------   -------   -------   -------
Total income (loss) from investment operations ..........     (0.90)         1.28       1.79      1.35      1.52      2.02
                                                           --------      --------   --------   -------   -------   -------
Less distributions:
   Dividends from net investment income .................     (0.41)        (0.38)     (0.36)    (0.30)    (0.30)    (0.43)
   Distributions from net realized gains on securities ..     (0.79)        (0.72)     (0.72)    (0.47)       --        --
                                                           --------      --------   --------   -------   -------   -------
Total distributions .....................................     (1.20)        (1.10)     (1.08)    (0.77)    (0.30)    (0.43)
                                                           --------      --------   --------   -------   -------   -------
Net asset value, end of period ..........................  $  12.99      $  15.09   $  14.91   $ 14.20   $ 13.62   $ 12.40
                                                           ========      ========   ========   =======   =======   =======
Total return ............................................     (6.14)%(C)     9.06%     13.31%    10.12%    12.44%    19.36%
                                                           ========      ========   ========   =======   =======   =======
Ratios and supplemental data:
   Net assets, end of period (in thousands) .............  $165,288      $202,750   $111,837   $86,875   $21,571   $13,321
   Ratios to average net assets (annualized):
   Expenses, net of waivers .............................      0.82%         0.83%      0.85%     0.86%     0.93%     0.94%
   Expenses, before waivers .............................      0.82%         0.83%      0.85%     0.86%     0.93%     0.94%
   Net investment income, net of waivers ................      2.99%         2.65%      2.55%     2.14%     1.84%     2.40%
   Net investment income (loss), before waivers .........      2.99%         2.65%      2.55%     2.14%     1.84%     2.40%
   Portfolio turnover rate ..............................        27%(C)        50%        59%       58%       62%       69%

(A) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share through October 31, 2005.

(B) For the year ended October 31, 2003, the net investment income and net gains (losses) on securities (both realized and unrealized) has been restated from 0.30 and 1.85, respectively for Institutional Class and 0.36 and 1.66, respectively for PlanAhead Class.

(C)  Not annualized.

(D)  Annualized.

(E) Portfolio turnover rate is for the period from November 1, 2004 through October 31, 2005.

                                                                          Service Class
                                                           ------------------------------------------
                                                               Six
                                                              Months       Year Ended
                                                              Ended       October 31,      May 31 to
                                                            April 30,   ---------------   October 31,
                                                               2008      2007     2006       2005
                                                           -----------  ------   ------   -----------
                                                           (unaudited)
Net asset value, beginning of period ....................  $14.95       $14.83   $14.16   $   13.96
                                                           ------       ------   ------   ---------
Income from investment operations:
   Net investment income(A) .............................    0.16         0.41     0.38        0.09
   Net gains (losses) on securities (both realized
      and unrealized) ...................................   (1.07)        0.83     1.35        0.11
                                                           ------       ------   ------   ---------
Total income (loss) from investment operations ..........   (0.91)        1.24     1.73        0.20
                                                           ------       ------   ------   ---------
Less distributions:
   Dividends from net investment income .................   (0.42)       (0.40)   (0.34)         --
   Distributions from net realized gains on securities ..   (0.79)       (0.72)   (0.72)         --
                                                           ------       ------   ------   ---------
Total distributions .....................................   (1.21)       (1.12)   (1.06)         --
                                                           ------       ------   ------   ---------
Net asset value, end of period ..........................  $12.83       $14.95   $14.83   $   14.16
                                                           ======       ======   ======   =========
Total return ............................................   (6.30)%(C)    8.76%   13.01%       1.43%(C)
                                                           ======       ======   ======   =========
Ratios and supplemental data:
   Net assets, end of period (in thousands) .............  $9,977       $9,504   $1,562   $       1
   Ratios to average net assets (annualized):
   Expenses, net of waivers .............................    1.06%        1.07%    1.22%       1.09%(D)
   Expenses, before waivers .............................    1.06%        1.07%    1.22%     360.24%(D)
   Net investment income, net of waivers ................    2.74%        2.34%    2.18%       1.52%(D)
   Net investment income (loss), before waivers .........    2.74%        2.34%    2.17%   (357.63)%(D)
   Portfolio turnover rate ..............................      27%(C)       50%      59%         58%(E)

                                                                                        AMR Class
                                                           ------------------------------------------------------------------
                                                               Six
                                                              Months
                                                              Ended                     Year Ended October 31,
                                                            April 30,    ----------------------------------------------------
                                                               2008         2007      2006       2005       2004       2003
                                                           -----------   ---------  --------   --------   --------   --------
                                                           (unaudited)
Net asset value, beginning of period ....................  $  15.49      $  15.27   $  14.49   $  13.87   $  12.60   $  10.98
                                                           --------      --------   --------   --------   --------   --------
Income from investment operations:
   Net investment income(A) .............................      0.25          0.50       0.45       0.39       0.32       0.34
   Net gains (losses) on securities (both realized
      and unrealized) ...................................     (1.14)         0.89       1.46       1.05       1.31       1.78
                                                           --------      --------   --------   --------   --------   --------
Total income (loss) from investment operations ..........     (0.89)         1.39       1.91       1.44       1.63       2.12
                                                           --------      --------   --------   --------   --------   --------
Less distributions:
   Dividends from net investment income .................     (0.48)        (0.45)     (0.41)     (0.35)     (0.36)     (0.50)
   Distributions from net realized gains on securities ..     (0.79)        (0.72)     (0.72)     (0.47)        --         --
                                                           --------      --------   --------   --------   --------   --------
Total distributions .....................................     (1.27)        (1.17)     (1.13)     (0.82)     (0.36)     (0.50)
                                                           --------      --------   --------   --------   --------   --------
Net asset value, end of period ..........................  $  13.33      $  15.49   $  15.27   $  14.49   $  13.87   $  12.60
                                                           ========      ========   ========   ========   ========   ========
Total return ............................................     (5.92)%(C)     9.59%     13.98%     10.63%     13.13%     20.06%
                                                           ========      ========   ========   ========   ========   ========
Ratios and supplemental data:
   Net assets, end of period (in thousands) .............  $819,022      $898,584   $817,333   $712,073   $636,420   $557,612
   Ratios to average net assets (annualized):
   Expenses, net of waivers .............................      0.31%         0.31%      0.33%      0.33%      0.37%      0.38%
   Expenses, before waivers .............................      0.31%         0.31%      0.33%      0.33%      0.37%      0.38%
   Net investment income, net of waivers ................      3.50%         3.21%      3.08%      2.70%      2.40%      2.98%
   Net investment income (loss), before waivers .........      3.50%         3.21%      3.08%      2.70%      2.40%      2.98%
   Portfolio turnover rate ..............................        27%(C)        50%        59%        58%        62%        69%

AMERICAN BEACON LARGE CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                           Institutional Class
                                                     --------------------------------------------------------------
                                                      Six Months
                                                        Ended                   Year Ended October 31,
                                                      April 30,    ------------------------------------------------
                                                         2008        2007    2006(A)     2005       2004      2003
                                                     -----------   -------   -------    ------    -------    ------
                                                     (unaudited)
Net asset value, beginning of period .............   $  7.67        $ 6.89    $ 6.18    $ 5.82    $  5.47    $ 4.53
                                                     -------        ------    ------    ------    -------    ------
Income from investment operations:
   Net investment income .........................      0.02         0 .04      0.04      0.04       0.02      0.02
   Net gains (losses) on securities (both
      realized and unrealized) ...................     (0.81)         0.77      0.70      0.37       0.35      0.94
                                                     -------        ------    ------    ------    -------    ------
Total income (loss) from investment operations ...     (0.79)         0.81      0.74      0.41       0.37      0.96
                                                     -------        ------    ------    ------    -------    ------
Less distributions:
   Dividends from net investment income ..........     (0.04)        (0.03)    (0.03)    (0.05)     (0.02)    (0.02)
   Distributions from net realized gains on
      securities .................................     (0.22)           --        --        --         --        --
                                                     -------        ------    ------    ------    -------    ------
Total distributions ..............................     (0.26)        (0.03)    (0.03)    (0.05)     (0.02)    (0.02)
                                                     -------        ------    ------    ------    -------    ------
Net asset value, end of period ...................   $  6.62        $ 7.67    $ 6.89    $ 6.18    $  5.82    $ 5.47
                                                     =======        ======    ======    ======    =======    ======
Total return .....................................    (10.71)%(B)    11.84%    12.04%     7.06%      6.71%    21.15%
                                                     =======        ======    ======    ======    =======    ======
Ratios and supplemental data:
   Net assets, end of period (in thousands) ......   $   117        $  119    $  110    $  105    $     1    $    1
   Ratios to average net assets (annualized):
   Expenses, net of waivers ......................      0.90%         0.90%     0.90%     0.89%      0.84%     0.87%
   Expenses, before waivers ......................      0.99%         1.06%     0.99%     4.64%     13.22%     0.87%
   Net investment income (loss), net of waivers ..      0.70%         0.58%     0.56%    (0.18)%     0.18%     0.18%
   Net investment income (loss), before waivers ..      0.60%         0.42%     0.48%    (3.93)%   (12.20)%    0.18%
   Portfolio turnover rate .......................        52%(B)       128%      181%      164%       131%      138%

(A) On September 12, 2006, The Renaissance Group, LLC assumed management of the Large Cap Growth Fund's assets previously managed by J.P. Morgan Investment Management, Inc.

(B)  Not annualized.

                                                                                 AMR Class
                                                     --------------------------------------------------------------
                                                      Six Months
                                                        Ended                    Year Ended October 31,
                                                      April 30,    ------------------------------------------------
                                                         2008        2007     2006(A)     2005      2004      2003
                                                     -----------   --------   -------   -------   -------   -------
                                                     (unaudited)
Net asset value, beginning of period .............   $  7.72       $   6.95   $  6.21   $  5.84   $  5.48   $ (4.54)
                                                     -------       --------   -------   -------   -------   -------
Income from investment operations:
   Net investment income .........................      0.04           0.06      0.05      0.06      0.02      0.02
   Net gains (losses) on securities (both
      realized and unrealized) ...................     (0.83)          0.77      0.73      0.36      0.36      0.93
                                                     -------       --------   -------   -------   -------   -------
Total income (loss) from investment operations ...     (0.79)          0.83      0.78      0.42      0.38      0.95
                                                     -------       --------   -------   -------   -------   -------
Less distributions:
   Dividends from net investment income ..........     (0.06)         (0.06)    (0.04)    (0.05)    (0.02)    (0.01)
   Distributions from net realized gains on
      securities .................................     (0.22)            --        --        --        --        --
                                                     -------       --------   -------   -------   -------   -------
Total distributions ..............................     (0.28)         (0.06)    (0.04)    (0.05)    (0.02)    (0.01)
                                                     -------       --------   -------   -------   -------   -------
Net asset value, end of period ...................   $  6.65       $   7.72   $  6.95   $  6.21   $  5.84   $  5.48
                                                     =======       ========   =======   =======   =======   =======
Total return .....................................    (10.50)%(B)     12.07%    12.52%     7.22%     6.88%    21.09%
                                                     =======       ========   =======   =======   =======   =======
Ratios and supplemental data:
   Net assets, end of period (in thousands) ......   $84,310       $101,698   $82,042   $63,183   $55,121   $48,926
   Ratios to average net assets (annualized):
   Expenses, net of waivers ......................      0.60%          0.60%     0.59%     0.64%     0.71%     0.68%
   Expenses, before waivers ......................      0.60%          0.60%     0.59%     0.64%     0.71%     0.68%
   Net investment income (loss), net of waivers ..      1.02%          0.85%     0.88%     0.98%     0.34%     0.40%
   Net investment income (loss), before waivers ..      1.02%          0.85%     0.88%     0.98%     0.34%     0.40%
   Portfolio turnover rate .......................        52%(B)        128%      181%      164%      131%      138%

AMERICAN BEACON MID-CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                     Institutional Class                 PlanAhead Class                Service Class
                               -------------------------------   ------------------------------    ----------------------
                                Six Months     Year   November   Six Months    Year   February     Six Months    June 29
                                  Ended        Ended    30 to       Ended       Ended    28 to        Ended         to
                                April 30,     October  October    April 30,   October   October     April 30,     October
                                   2008      31, 2007 31, 2006       2008     31, 2007 31, 2006        2008      31, 2007
                               -----------   -------- --------   -----------  -------- --------    -----------   --------
                               (unaudited)                       (unaudited)                       (unaudited)
Net asset value, beginning
   of period .................  $ 11.01       $10.81  $12.09     $ 10.96      $ 10.80  $  9.80     $  10.94      $11.73
                                -------       ------  ------     -------      -------  -------     --------      ------
Income from investment
   operations:
   Net investment income .....     0.08         0.12    0.21        0.08         0.10     0.01        0.06         0.01
   Net gains (losses) on
      securities (both
      realized and
      unrealized) ............    (1.20)        0.41    1.25       (1.23)        0.40     0.99        (1.21)      (0.80)
                                -------       ------  ------     -------      -------  -------     --------      ------
Total income (loss) from
   investment operations .....    (1.12)        0.53    1.46       (1.15)        0.50     1.00        (1.15)      (0.79)
                                -------       ------  ------     -------      -------  -------     --------      ------
Less distributions:
   Dividends from net
      investment income ......    (0.16)       (0.07)  (0.16)      (0.11)       (0.08)      --        (0.14)         --
   Distributions from net
      realized gains on
      securities .............    (0.76)       (0.26)  (2.58)      (0.76)       (0.26)      --        (0.76)         --
                                -------       ------  ------     -------      -------  -------     --------      ------
Total distributions ..........    (0.92)       (0.33)  (2.74)      (0.87)       (0.34)      --        (0.90)         --
                                -------       ------  ------     -------      -------  -------     --------      ------
Redemption fees added to
   beneficial interests ......       --          --      --          --            --       --           --          --
Net asset value, end of
   period ....................  $  8.97       $11.01  $10.81     $  8.94      $ 10.96  $ 10.80     $   8.89      $10.94
                                =======       ======  ======     =======      =======  =======     ========      ======
Total return .................   (10.79)%(C)    4.87%  15.30%(C)  (10.96)%(C)    4.68%   10.20%(C)   (11.06)%(C)  (6.65)%(C)
                                =======       ======  ======     =======      =======  =======     ========      ======
Ratios and supplemental
   data:
   Net assets, end of period
      (in thousands) .........  $ 5,153       $6,047  $3,396     $32,007      $43,158  $27,240     $      1      $    1
   Ratios to average net
      assets (annualized):
   Expenses, net of waivers ..     0.81%        0.92%   1.19%(D)    1.23%        1.23%    1.49%(D)     1.50%       1.50%(D)
   Expenses, before waivers ..     1.03%        1.09%   1.19%(D)    1.27%        1.26%    1.61%(D)     2.05%       1.80%(D)
   Net investment income, net
      of waivers .............     1.64%        1.22%   1.11%(D)    1.22%        0.93%    0.57%(D)     0.98%       0.32%(D)
   Net investment income,
      before waivers .........     1.42%        1.05%   1.11%(D)    1.18%        0.90%    0.44%(D)     0.43%       0.02%(D)
   Portfolio turnover rate ...       11%          35%     42%(E)      11%          35%      42%(E)       11%         35%(F)

(A) On November 30, 2005, the Mid-Cap Value Fund's Institutional Class of shares was renamed the AMR Class and the Fund began offering a new class of shares known as the Institutional Class.

(B)  Based on average shares outstanding.

(C)  Not annualized.

(D)  Annualized.

(E) Portfolio turnover rate is for the period from November 1, 2005 through October 31, 2006.

(F) Portfolio turnover rate is for the period from November 1, 2006 through October 31, 2007.

                                    AMR Class (formerly Institutional Class prior to
                                                  December 1, 2005)(A)
                                    ------------------------------------------------
                                     Six Months                             June 30
                                       Ended       Year Ended October 31,      to
                                     April 30,   -------------------------   October
                                        2008       2007     2006     2005   31, 2004
                                    -----------  -------  -------  -------  --------
                                    (unaudited)
Net asset value, beginning
   of period ....................   $ 11.07      $ 10.87  $ 11.72  $ 10.27  $10.00
                                    -------      -------  -------  -------  ------
Income from investment
   operations:
   Net investment income ........      0.10         0.18     0.12     0.13    0.02(B)
   Net gains (losses) on
      securities (both
      realized and unrealized) ..     (1.23)        0.36     1.75     1.37    0.25
                                    -------      -------  -------  -------  ------
Total income (loss) from
   investment operations ........     (1.13)        0.54     1.87     1.50    0.27
                                    -------      -------  -------  -------  ------
Less distributions:
   Dividends from net
      investment income .........     (0.17)       (0.08)   (0.14)   (0.05)     --
   Distributions from net
      realized gains on
      securities ................     (0.76)       (0.26)   (2.58)      --      --
                                    -------      -------  -------  -------  ------
Total distributions .............     (0.93)       (0.34)   (2.72)   (0.05)     --
                                    -------      -------  -------  -------  ------
Redemption fees added to
   beneficial interests .........        --           --       --       --      --
Net asset value, end of
   period .......................   $  9.01      $ 11.07  $ 10.87  $ 11.72  $10.27
                                    =======      =======  =======  =======  ======
Total return ....................    (10.76)%(C)    5.19%   19.16%   14.63%   2.70%(C)
                                    =======      =======  =======  =======  ======
   Ratios and supplemental
      data:
   Net assets, end of period
      (in thousands) ............   $56,279      $78,794  $66,290  $44,342  $25,546
   Ratios to average net assets
      (annualized):
   Expenses, net of waivers .....      0.79%        0.75%    0.97%    1.01%   1.14%(D)
   Expenses, before waivers .....      0.79%        0.75%    0.92%    1.02%   1.34%(D)
   Net investment income, net
      of waivers ................      1.66%        1.41%    1.38%    0.92%   0.73%(D)
   Net investment income,
      before waivers ............      1.66%        1.40%    1.42%    0.91%   0.53%(D)
   Portfolio turnover rate ......        11%          35%      42%     298%      6%(C)

AMERICAN BEACON SMALL CAP VALUE OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                     Institutional Class
                                           ---------------------------------------
                                            Six Months    Year Ended   March 31 to
                                            Ended April     October      October
                                             30, 2008      31, 2007      31, 2006
                                           ------------   ----------   -----------
                                            (unaudited)
Net asset value, beginning of period ...   $ 10.33        $ 10.26       $10.00
Income from investment operations:
   Net investment income ...............      0.14           0.06(A)      0.01
   Net gains (losses) on securities
      (both realized and unrealized) ...     (1.58)          0.05(A)      0.25
                                           -------        -------       ------
Total income (loss) from investment
   operations ..........................     (1.44)          0.11         0.26
                                           -------        -------       ------
Less distributions:
   Dividends from net investment
      income ...........................     (0.12)         (0.03)          --
   Distributions from net realized gains
      on securities ....................        --          (0.01)          --
                                           -------        -------       ------
Total distributions ....................     (0.12)         (0.04)          --
                                           -------        -------       ------
Net asset value, end of period .........   $  8.77        $ 10.33       $10.26
                                           =======        =======       ======
Total return ...........................    (13.99)%(B)      1.08%        2.60%(B)
                                           =======        =======       ======
Ratios and supplemental data:
   Net assets, end of period (in
      thousands) .......................   $ 8,709        $29,596       $4,693
   Ratios to average net assets
      (annualized):
   Expenses, net of waivers ............      1.05%          1.05%        1.03%
   Expenses, before waivers ............      1.44%          1.27%        6.12%
   Net investment income, net of
      waivers ..........................      1.45%          0.96%        0.30%
   Net investment income (loss), before
      waivers ..........................      1.07%          0.73%       (4.80)%
   Portfolio turnover rate .............        18%(B)         58%          32%(B)

(A)  Based upon average shares outstanding.

(B)  Not annualized.

                                                       PlanAhead Class
                                           ---------------------------------------
                                            Six Months    Year Ended   March 31 to
                                            Ended April     October      October
                                             30, 2008      31, 2007      31, 2006
                                           ------------   ----------   -----------
                                            (unaudited)
Net asset value, beginning of period ...   $ 10.28        $10.26       $ 10.00
Income from investment operations:
   Net investment income ...............      0.03          0.23(A)       0.01
   Net gains (losses) on securities
      (both realized and unrealized) ...     (1.47)        (0.14)(A)      0.25
                                           -------        ------       -------
Total income (loss) from investment
   operations ..........................     (1.44)         0.09          0.26
                                           -------        ------       -------
Less distributions:
   Dividends from net investment
      income ...........................     (0.10)        (0.06)           --
   Distributions from net realized gains
      on securities ....................        --         (0.01)           --
                                           -------        ------       -------
Total distributions ....................     (0.10)        (0.07)           --
                                           -------        ------       -------
Net asset value, end of period .........   $  8.74        $10.28       $ 10.26
                                           =======        ======       =======
Total return ...........................    (14.14)%(B)     0.96%         2.60%(B)
                                           =======        ======       =======
Ratios and supplemental data:
   Net assets, end of period (in
      thousands) .......................   $    98        $   91       $    70
   Ratios to average net assets
      (annualized):
   Expenses, net of waivers ............      1.20%         1.30%         1.28%
   Expenses, before waivers ............      1.59%         1.70%        20.05%
   Net investment income, net of
      waivers ..........................      1.27%         0.97%         0.21%
   Net investment income (loss), before
      waivers ..........................      0.88%         0.57%       (18.56)%
   Portfolio turnover rate .............        18%(B)        58%           32%(B)

AMERICAN BEACON EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                          Institutional Class
                                                                       ---------------------------------------------------------
                                                                          Six
                                                                         Months
                                                                         Ended                 Year Ended October 31,
                                                                       April 30,    --------------------------------------------
                                                                          2008        2007     2006    2005      2004      2003
                                                                       -----------  -------  -------  ------    ------    ------
                                                                       (unaudited)
Net asset value, beginning of period                                   $ 24.20      $ 17.42  $ 15.10  $12.64    $10.62    $ 7.20
                                                                       -------      -------  -------  ------    ------    ------
Income from investment operations:
   Net investment income ............................................     0.08         0.26     0.11    0.15      0.07      0.04
   Net gains (losses) on securities (both realized and unrealized)...    (2.69)        9.11     4.63    3.45      2.01      3.43
                                                                       -------      -------  -------  ------    ------    ------
Total income (loss) from investment operations ......................    (2.61)        9.37     4.74    3.60      2.08      3.47
                                                                       -------      -------  -------  ------    ------    ------
Less distributions:
   Dividends from net investment income .............................    (0.10)       (0.10)   (0.21)  (0.06)    (0.06)    (0.05)
   Distributions from net realized gains on securities ..............    (3.55)       (2.49)   (2.21)  (1.08)       --        --
                                                                       -------      -------  -------  ------    ------    ------
Total distributions .................................................    (3.65)       (2.59)   (2.42)  (1.14)    (0.06)    (0.05)
                                                                       -------      -------  -------  ------    ------    ------
Redemption fees added to beneficial interests .......................       --(A)        --       --      --(A)     --(A)     --
Net asset value, end of period ......................................  $ 17.94      $ 24.20  $ 17.42  $15.10    $12.64    $10.62
                                                                       =======      =======  =======  ======    ======    ======
Total return ........................................................   (11.47)%(B)   60.83%   34.49%  30.11%    19.65%    48.45%
                                                                       =======      =======  =======  ======    ======    ======
Ratios and supplemental data:
   Net assets, end of period (in thousands) .........................  $11,452      $13,773  $16,552  $9,348    $7,282    $3,557
   Ratios to average net assets (annualized):
   Expenses, net of waivers .........................................     1.36%        1.60%    1.56%   1.52%     1.85%     1.76%
   Expenses, before waivers .........................................     1.36%        1.60%    1.56%   1.52%     1.85%     1.76%
   Net investment income, net of waivers ............................     0.98%        0.93%    0.80%   1.22%     0.74%     0.62%
   Net investment income, before waivers ............................     0.98%        0.93%    0.80%   1.22%     0.74%     0.62%
   Portfolio turnover rate ..........................................       43%(B)       81%      67%     63%       76%       80%

(A)  Amounts represent less than $0.01 per share.

(B)  Not annualized.

                                                                                            PlanAhead Class
                                                                       ---------------------------------------------------------
                                                                          Six
                                                                         Months
                                                                         Ended                 Year Ended October 31,
                                                                       April 30,    --------------------------------------------
                                                                          2008        2007     2006    2005      2004      2003
                                                                       -----------  -------  -------  ------    ------    ------
                                                                       (unaudited)
Net asset value, beginning of period                                   $ 23.91      $ 17.22  $ 14.98  $12.53    $10.55    $ 7.19
                                                                       -------      -------  -------  ------    ------    ------
Income from investment operations:
   Net investment income ............................................     0.04         0.11     0.09    0.15      0.04      0.09
   Net gains (losses) on securities (both realized and unrealized)...    (2.64)        9.11     4.55    3.41      1.99      3.34
                                                                       -------      -------  -------  ------    ------    ------
Total income (loss) from investment operations ......................    (2.60)        9.22     4.64    3.56      2.03      3.43
                                                                       -------      -------  -------  ------    ------    ------
Less distributions:
   Dividends from net investment income .............................    (0.08)       (0.04)   (0.19)  (0.03)    (0.05)    (0.07)
   Distributions from net realized gains on securities ..............    (3.55)       (2.49)   (2.21)  (1.08)       --        --
                                                                       -------      -------  -------  ------    ------    ------
Total distributions .................................................    (3.63)       (2.53)   (2.40)  (1.11)    (0.05)    (0.07)
                                                                       -------      -------  -------  ------    ------    ------
Redemption fees added to beneficial interests .......................       --(A)        --       --      --(A)     --(A)     --(A)
Net asset value, end of period ......................................  $ 17.68      $ 23.91  $ 17.22  $14.98    $12.53    $10.55
                                                                       =======      =======  =======  ======    ======    ======
Total return ........................................................   (11.63)%(B)   60.17%   34.16%  29.95%    19.33%    48.07%
                                                                       =======      =======  =======  ======    ======    ======
Ratios and supplemental data:
   Net assets, end of period (in thousands) .........................  $12,006      $11,694  $ 5,841  $2,592    $1,214    $  492
   Ratios to average net assets (annualized):
   Expenses, net of waivers .........................................     1.78%        1.96%    2.04%   1.75%     2.14%     2.08%
   Expenses, before waivers .........................................     1.78%        1.96%    1.91%   2.01%     2.20%     2.08%
   Net investment income, net of waivers ............................     0.59%        0.65%    0.49%   1.16%     0.37%     0.57%
   Net investment income, before waivers ............................     0.59%        0.65%    0.62%   0.90%     0.31%     0.57%
   Portfolio turnover rate ..........................................       43%(B)       81%      67%     63%       76%       80%

                                                                                                AMR Class
                                                                       -----------------------------------------------------------
                                                                          Six
                                                                         Months
                                                                         Ended                   Year Ended October 31,
                                                                       April 30,     ---------------------------------------------
                                                                          2008         2007      2006      2005     2004     2003
                                                                       -----------   --------  --------  -------  -------  -------
                                                                       (unaudited)
Net asset value, beginning of period                                   $  24.37      $  17.52  $  15.17  $ 12.68  $ 10.66  $  7.22
                                                                       --------      --------  --------  -------  -------  -------
Income from investment operations:
   Net investment income ............................................      0.12          0.19      0.15     0.24     0.10     0.07
   Net gains (losses) on securities (both realized and unrealized)...     (2.71)         9.30      4.65     3.42     2.00     3.44
                                                                       --------      --------  --------  -------  -------  -------
Total income (loss) from investment operations ......................     (2.59)         9.49      4.80     3.66     2.10     3.51
                                                                       --------      --------  --------  -------  -------  -------
Less distributions:
   Dividends from net investment income .............................     (0.18)        (0.15)    (0.24)   (0.09)   (0.08)   (0.07)
   Distributions from net realized gains on securities ..............     (3.55)        (2.49)    (2.21)   (1.08)      --       --
                                                                       --------      --------  --------  -------  -------  -------
Total distributions .................................................     (3.73)        (2.64)    (2.45)   (1.17)   (0.08)   (0.07)
                                                                       --------      --------  --------  -------  -------  -------
Redemption fees added to beneficial interests .......................         --(A)        --        --       --       --       --
Net asset value, end of period ......................................  $  18.05      $  24.37  $  17.52  $ 15.17  $ 12.68  $ 10.66
                                                                       ========      ========  ========  =======  =======  =======
Total return ........................................................    (11.36)%(B)    61.19%    34.87%   30.43%   20.00%   48.84%
                                                                       ========      ========  ========  =======  =======  =======
Ratios and supplemental data:
   Net assets, end of period (in thousands) .........................  $187,370      $271,726  $135,146  $94,864  $74,199  $51,498
   Ratios to average net assets (annualized):
   Expenses, net of waivers .........................................      1.18%         1.37%     1.30%    1.25%    1.59%    1.50%
   Expenses, before waivers .........................................      1.18%         1.37%     1.30%    1.25%    1.59%    1.50%
   Net investment income, net of waivers ............................      1.11%         1.25%     1.01%    1.60%    1.01%    0.92%
   Net investment income, before waivers ............................      1.11%         1.25%     1.01%    1.60%    1.01%    0.92%
   Portfolio turnover rate ..........................................        43%(B)        81%       67%      63%      76%      80%

AMERICAN BEACON HIGH YIELD BOND FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                           Institutional Class
                                                   ------------------------------------------------------------------
                                                       Six
                                                      Months
                                                      Ended                     Year Ended October 31,
                                                    April 30,    ----------------------------------------------------
                                                       2008        2007     2006 (A)     2005       2004       2003
                                                   -----------   --------   --------   --------   --------   --------
                                                   (unaudited)
Net asset value, beginning of period ...........   $ 10.11       $  10.20   $  10.22   $  10.86   $  10.73   $   9.63
                                                   -------       --------   --------   --------   --------   --------
Income from investment operations:
   Net investment income .......................      0.38           0.77       0.88       0.76       0.78       0.78
   Net gains (losses) on securities
      (both realized and unrealized) ...........     (0.50)         (0.09)      0.09      (0.44)      0.27       1.10
                                                   -------       --------   --------   --------   --------   --------
Total income (loss) from investment
   operations ..................................     (0.12)          0.68       0.97       0.32       1.05       1.88
                                                   -------       --------   --------   --------   --------   --------
Less distributions:
   Dividends from net investment income ........     (0.38)         (0.77)     (0.88)     (0.76)     (0.78)     (0.78)
   Distributions from net realized
      gains on securities ......................        --             --      (0.11)     (0.20)     (0.14)        --
                                                   -------         ------   ---------   --------   --------  --------
Total distributions ............................     (0.38)         (0.77)     (0.99)     (0.96)     (0.92)     (0.78)
                                                   -------       --------   --------   --------   --------   --------
Net asset value, end of period .................   $  9.61       $  10.11   $  10.20   $  10.22   $  10.86   $  10.73
                                                   =======       ========   ========   ========   ========   ========
Total return ...................................     (1.18)%(B)      6.85%      8.78%      3.03%     10.19%     20.11%
                                                   =======       ========   ========   ========   ========   ========
Ratios and supplemental data:
   Net assets, end of period (in thousands) ....   $97,756       $114,911   $231,693   $216,744   $241,777   $161,380
   Ratios to average net assets (annualized):
   Expenses, net of waivers ....................      0.90%          0.85%      0.85%      0.84%      0.88%      0.90%
   Expenses, before waivers ....................      0.90%          0.86%      0.85%      0.84%      0.92%      1.00%
   Net investment income, net of waivers .......      7.81%          7.55%      7.55%      7.24%      7.27%      7.51%
   Net investment income, before waivers .......      7.81%          7.54%      7.55%      7.24%      7.23%      7.41%
   Portfolio turnover rate .....................        24%(B)         92%        88%       128%       138%       114%

(A) Franklin Advisers, Inc. was added as an investment advisor to the High Yield Bond Fund on September 12, 2006.

(B)  Not annualized.

(C)  Annualized.

(D) Portfolio turnover rate is for the period from November 1, 2006 through October 31, 2007.

                                                                            PlanAhead Class
                                                   ----------------------------------------------------------------
                                                       Six
                                                      Months
                                                      Ended                            Year Ended October 31,
                                                     April 30,   --------------------------------------------------
                                                       2008        2007    2006(A)     2005       2004       2003
                                                   ------------  -------   -------   --------   --------   --------
                                                    (unaudited)
Net asset value, beginning of period ...........   $ 10.11       $ 10.21   $ 10.22   $  10.87   $  10.73   $   9.63
                                                   -------       -------   -------   --------   --------   --------
Income from investment operations:
   Net investment income .......................      0.37          0.75      0.85       0.74       0.74       0.75
   Net gains (losses) on securities
      (both realized and unrealized) ...........     (0.49)        (0.10)     0.10      (0.45)      0.28       1.10
                                                   -------       -------   -------   --------   --------   --------
Total income (loss) from investment
   operations ..................................     (0.12)         0.65      0.95       0.29       1.02       1.85
                                                   -------       -------   -------   --------   --------   --------
Less distributions:
   Dividends from net investment income ........     (0.37)        (0.75)    (0.85)     (0.74)     (0.74)     (0.75)
   Distributions from net realized
      gains on securities ......................        --            --     (0.11)     (0.20)     (0.14)        --
                                                   -------       -------   -------   --------   --------   --------
Total distributions ............................     (0.37)        (0.75)    (0.96)     (0.94)     (0.88)     (0.75)
                                                   -------       -------   -------   --------   --------   --------
Net asset value, end of period .................   $  9.62       $ 10.11   $ 10.21   $  10.22   $  10.87   $  10.73
                                                   =======       =======   =======   ========   ========   ========
Total return ...................................     (1.18)%(B)     6.52%     8.63%      2.69%      9.94%     19.57%(B)
                                                   =======       =======   =======   ========   ========   ========
Ratios and supplemental data:
   Net assets, end of period (in thousands) ....   $31,204       $28,758   $80,284   $120,360   $148,266   $125,654
   Ratios to average net assets (annualized):
   Expenses, net of waivers ....................      1.11%         1.08%     1.08%      1.08%      1.20%      1.24%
   Expenses, before waivers ....................      1.11%         1.08%     1.08%      1.08%      1.20%      1.24%
   Net investment income, net of waivers .......      7.55%         7.32%     7.33%      7.00%      6.95%      7.11%
   Net investment income, before waivers .......      7.55%         7.32%     7.33%      7.00%      6.95%      7.11%
   Portfolio turnover rate .....................      24%B            92%       88%       128%       138%       114%

                                                           AMR Class
                                                    -----------------------
                                                        Six
                                                      Months      September
                                                       Ended        4 to
                                                     April 30,     October
                                                       2008        31, 2007
                                                    -----------   ---------
                                                    (unaudited)
Net asset value, beginning of period ...........    $ 10.11       $  9.94
                                                    -------       -------
Income from investment operations:
   Net investment income .......................       0.39          0.12
   Net gains (losses) on securities
      (both realized and unrealized) ...........      (0.50)         0.17
                                                    -------       -------
Total income (loss) from investment
   operations ..................................      (0.11)         0.29
                                                    -------       -------
Less distributions:
   Dividends from net investment income ........      (0.39)        (0.12)
   Distributions from net realized
      gains on securities ......................         --            --
                                                    -------       -------
Total distributions ............................      (0.39)        (0.12)
                                                    -------       -------
Net asset value, end of period .................    $  9.61       $ 10.11
                                                    =======       =======
Total return ...................................      (1.04)%(B)     2.94%(B)
                                                    =======       =======
Ratios and supplemental data:
   Net assets, end of period (in thousands) ....    $67,030       $82,322
   Ratios to average net assets (annualized):
   Expenses, net of waivers ....................       0.62%         0.61%(C)
   Expenses, before waivers ....................       0.62%         0.61%(C)
   Net investment income, net of waivers .......       8.09%         7.54%(C)
   Net investment income, before waivers .......       8.09%         7.54%(C)
   Portfolio turnover rate .....................         24%(B)        92%(D)

AMERICAN BEACON ENHANCED INCOME FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                      PlanAhead Class
                                                             -----------------------------------------------------------------
                                                                 Six
                                                                Months                                                 June 30
                                                                Ended               Year Ended October 31,               to
                                                              April 30,    ----------------------------------------    October
                                                                 2008        2007      2006       2005       2004     31, 2003
                                                             -----------   -------   --------   --------   --------   --------
                                                             (unaudited)
Net asset value, beginning of period .....................   $ 10.50       $ 10.25   $   9.98   $  10.16   $   9.96   $  10.00
                                                             -------       -------   --------   --------   --------   --------
Income from investment operations:
   Net investment income .................................      0.07          0.36       0.33       0.29       0.26       0.07(A)
   Net gains (losses) on securities (both realized and
      unrealized) ........................................     (0.07)         0.32       0.29      (0.16)      0.20      (0.04)
                                                             -------       -------   --------   --------   --------   --------
Total income from investment operations ..................      0.00          0.68       0.62       0.13       0.46       0.03
                                                             -------       -------   --------   --------   --------   --------
Less distributions:
   Dividends from net investment income ..................     (0.19)        (0.42)     (0.35)     (0.31)     (0.26)     (0.07)
   Distributions from net realized gains on securities ...     (0.23)        (0.01)        --         --         --         --
                                                             -------       -------   --------   --------   --------   --------
Total distributions ......................................     (0.42)        (0.43)     (0.35)     (0.31)     (0.26)     (0.07)
                                                             -------       -------   --------   --------   --------   --------
Net asset value, end of period ...........................   $ 10.08       $ 10.50   $  10.25   $   9.98   $  10.16   $   9.96
                                                             =======       =======   ========   ========   ========   ========
Total return .............................................      1.19%(B)      6.75%      6.36%      1.32%      4.70%      0.32%(B)
                                                             =======       =======   ========   ========   ========   ========
Ratios and supplemental data:
   Net assets, end of period (in thousands) ..............   $97,286       $99,789   $125,915   $112,341   $103,897   $101,072
   Ratios to average net assets (annualized):
   Expenses ..............................................      0.93%         0.94%      0.93%      0.92%      1.00%      0.93%(C)
Net investment income ....................................      3.64%         3.69%      3.21%      2.79%      2.54%      2.20%(C)
Portfolio turnover rate ..................................        24%(B)       103%        65%        41%        72%        57%(B)

(A)  Based on average shares outstanding.

(B)  Not annualized.

(C)  Annualized.

AMERICAN BEACON INTERMEDIATE BOND FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                 Institutional Class (formerly AMR Class prior to 3/1/05)
                                                             ---------------------------------------------------------------
                                                                 Six
                                                                Months
                                                                Ended                    Year Ended October 31,
                                                              April 30,    -------------------------------------------------
                                                                 2008        2007       2006    2005(A)     2004      2003
                                                             -----------   --------   -------   -------   -------   --------
                                                             (unaudited)
Net asset value, beginning of period .....................   $  10.10      $  10.02   $ 10.01   $ 10.33   $ 10.24   $  10.22
                                                             --------      --------   -------   -------   -------   --------
Income from investment operations:
   Net investment income .................................       0.27          0.50      0.46      0.42      0.40       0.45
   Net gains (losses) on securities (both realized and
      unrealized) ........................................       0.19          0.07      0.02     (0.29)     0.14       0.02
                                                             --------      --------   -------   -------   -------   --------
Total income from investment operations ..................       0.46          0.57      0.48      0.13      0.54       0.47
                                                             --------      --------   -------   -------   -------   --------
Less distributions:
   Dividends from net investment income ..................      (0.24)        (0.49)    (0.47)    (0.45)    (0.45)     (0.45)
   Distributions from net realized gains on securities ...         --            --        --        --        --         --
                                                             --------      --------   -------   -------   -------   --------
Total distributions ......................................      (0.24)        (0.49)    (0.47)    (0.45)    (0.45)     (0.45)
                                                             --------      --------   -------   -------   -------   --------
Net asset value, end of period ...........................   $  10.32      $  10.10   $ 10.02   $ 10.01   $ 10.33   $  10.24
                                                             ========      ========   =======   =======   =======   ========
Total return .............................................       4.58%(B)      5.83%     4.96%     1.26%     5.38%      4.62%
                                                             ========      ========   =======   =======   =======   ========
Ratios and supplemental data:
   Net assets, end of period (in thousands) ..............   $164,687      $109,674   $97,319   $93,270   $96,242   $131,927
   Ratios to average net assets (annualized):
   Expenses, net of waivers ..............................       0.31%         0.34%     0.35%     0.31%     0.34%      0.32%
   Expenses, before waivers ..............................       0.31%         0.34%     0.35%     0.31%     0.34%      0.32%
   Net investment income, net of waivers. ................       4.66%         4.86%     4.64%     4.12%     3.97%      4.32%
   Net investment income, before waivers .................       4.66%         4.86%     4.64%     4.12%     3.97%      4.32%
   Portfolio turnover rate ...............................         51%(B)        85%      122%      119%      106%       187%

(A) On March 1, 2005, the existing Institutional Class shares were terminated and exchanged for AMR Class shares at a conversion rate of 1.0202. Following this exchange, the former AMR Class Shares were re-named Institutional Class.

(B)  Not annualized.

AMERICAN BEACON SHORT-TERM BOND FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                Institutional Class
                                                         ---------------------------------------------------------------
                                                             Six
                                                            Months
                                                            Ended                    Year Ended October 31,
                                                          April 30,    -------------------------------------------------
                                                             2008        2007      2006       2005(A)     2004      2003
                                                         -----------   -------   --------    --------   -------   -------
                                                         (unaudited)
Net asset value, beginning of period .................   $  8.79       $  8.74   $   8.75    $  9.07    $  9.31   $  9.07
Income from investment operations:
   Net investment income .............................      0.27          0.39(B)    0.32(B)    0.29       0.27      0.29
   Net gains (losses) on securities (both realized and
      unrealized) ....................................     (0.03)         0.09       0.07      (0.20)     (0.05)    (0.20)
                                                           ------       -------     ------   --------    -------   -------
Total income from investment operations ..............      0.24          0.48       0.39       0.09       0.22      0.09
                                                           ------       -------     ------   --------    -------   -------
Less distributions:
   Dividends from net investment income ..............     (0.21)        (0.43)     (0.40)     (0.41)     (0.46)    (0.41)
   Distributions from net realized gains
      on securities ..................................        --            --         --         --         --        --
                                                         -------       -------   --------    -------    -------   -------
Total distributions ..................................     (0.21)        (0.43)     (0.40)     (0.41)     (0.46)    (0.41)
                                                         -------       -------   --------    -------    -------   -------
Net asset value, end of period .......................   $  8.82       $  8.79   $   8.74    $  8.75    $  9.07   $  8.75
                                                         =======       =======   ========    =======    =======   =======
Total return .........................................      2.79%(C)      5.61%      4.56%      1.00%      2.39%     1.00%
                                                         =======       =======   ========    =======    =======   =======
Ratios and supplemental data:
   Net assets, end of period (in thousands) ..........   $97,816       $89,427   $73,417     $79,683    $80,504   $79,683
   Ratios to average net assets (annualized):
   Expenses, net of waivers ..........................      0.33%         0.37%      0.35%      0.33%      0.33%     0.33%
   Expenses, before waivers ..........................      0.33%         0.37%      0.35%      0.33%      0.33%     0.33%
   Net investment income, net of waivers. ............      4.49%         4.48%      3.64%      3.15%      3.00%     3.15%
   Net investment income, before waivers .............      4.49%         4.48%      3.64%      3.15%      3.00%     3.15%
   Portfolio turnover rate ...........................         3%(C)        40%        48%        38%        41%       38%

(A) On March 1, 2005, the existing Institutional Class shares were terminated and exchanged for AMR Class shares at a conversion rate of 1.0014. Following this exchange, the former AMR Class Shares were re-named Institutional Class.

(B) For purposes of this calculation, the change in undistributed net investment income per share was derived by dividing the change in undistributed net investment income by average shares outstanding for the period.

(C)  Not annualized.

                                                                            PlanAhead  Class
                                                         ----------------------------------------------------------
                                                             Six
                                                            Months
                                                            Ended                 Year Ended October 31,
                                                          April 30,    --------------------------------------------
                                                             2008       2007     2006     2005(A)    2004     2003
                                                         -----------   ------   ------    -------   ------   ------
                                                         (unaudited)
Net asset value, beginning of period .................    $  8.81      $ 8.76   $ 8.77    $ 9.09    $ 9.33   $ 9.45
                                                          -------      ------   ------    ------    ------   ------
Income from investment operations:
   Net investment income .............................       0.24       0.35(B)   0.27(B)   0.28      0.25     0.39
   Net gains (losses) on securities (both realized and
      unrealized) ....................................      (0.03)       0.09     0.07     (0.24)    (0 07)   (0.08)
                                                          -------      ------   ------    ------    ------   ------
Total income from investment operations ..............       0.21        0.44     0.34      0.04      0.18     0.31
                                                          -------      ------   ------    ------    ------   ------
Less distributions:
   Dividends from net investment income ..............      (0.19)      (0.39)   (0.35)    (0.36)    (0.42)   (0.43)
   Distributions from net realized gains
      on securities ..................................         --          --       --        --        --       --
                                                          -------      ------   ------    ------    ------   ------
Total distributions ..................................      (0.19)      (0.39)   (0.35)    (0.36)    (0.42)   (0.43)
                                                          -------      ------   ------    ------    ------   ------
Net asset value, end of period .......................    $  8.83      $ 8.81   $ 8.76    $ 8.77    $ 9.09   $ 9.33
                                                          =======      ======   ======    ======    ======   ======
Total return .........................................       2.40%(C)    5.08%    4.01%     0.46%     1.84%    3.38%
                                                          =======      ======   ======    ======    ======   ======
Ratios and supplemental data:
   Net assets, end of period (in thousands) ..........    $ 5,739      $2,976   $7,189    $8,582    $7,781   $5,783
   Ratios to average net assets (annualized):
   Expenses, net of waivers ..........................       0.88%       0.87%    0.88%     0.87%     0.87%    0.86%
   Expenses, before waivers ..........................       0.92%       0.98%    0.90%     0.94%     0.87%    0.86%
   Net investment income, net of waivers .............       3.92%       3.91%    3.10%     2.59%     2.44%    4.00%
   Net investment income, before waivers .............       3.87%       3.81%    3.08%     2.52%     2.44%    4.00%
   Portfolio turnover rate ...........................          3%(C)      40%      48%       38%       41%      81%

                      (This page intentionally left blank)

                      (This page intentionally left blank)

                        (AMERICAN BEACON FUNDS(SM) LOGO)

DELIVERY OF DOCUMENTS

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.

If you invest in the Fund through a financial institution, you may be able to receive the Fund's regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution's name or contact your financial institution directly.

TO OBTAIN MORE INFORMATION ABOUT THE FUND:

              BY E-MAIL:                           ON THE INTERNET:
  american_beacon.funds@ambeacon.com             Visit our website at
                                             www.americanbeaconfunds.com

            BY TELEPHONE:                              BY MAIL:
         Institutional Class                    American Beacon Funds
         Call (800) 658-5811                       P.O. Box 219643
            AMR Class(SM)                      Kansas City, MO 64121-9643
         Call (800) 345-2345
 PlanAhead Class(R) and Service Class
         Call (800) 388-3344

      AVAILABILITY OF QUARTERLY             AVAILABILITY OF PROXY VOTING
         PORTFOLIO SCHEDULES                     POLICY AND RECORDS

In addition to the Schedule of          A description of the policies and
Investments provided in each            procedures the Fund uses to determine
semi-annual and annual report, the      how to vote proxies relating to
Fund files a complete schedule of its   portfolio securities is available in
portfolio holdings with the             the Fund's Statement of Additional
Securities and Exchange Commission      Information, is available free of
("SEC") on Form N-Q as of the first     charge on the Fund's website
and third fiscal quarters. The Fund's   (www.americanbeaconfunds.com) and by
Forms N-Q are available on the SEC's    calling 1-800-967-9009 or by
website at www.sec.gov. The Forms N-Q   accessing the SEC's website at
may also be reviewed and copied at      www.sec.gov. The Fund's proxy voting
the SEC's Public Reference Room, 450    record for the most recent year ended
Fifth Street, NW, Washington, DC        June 30 is filed annually with the
20549. Information regarding the        SEC on Form N-PX. The Fund's Forms
operation of the SEC's Public           N-PX are available on the SEC's
Reference Room may be obtained by       website at www.sec.gov. The Fund's
calling 1-800-SEC-0330. A complete      proxy voting record may also be
schedule of the Fund's portfolio        obtained by calling 1-800-967-9009.
holdings is also available on the
Funds' website
(www.americanbeaconfunds.com)
approximately thirty days after the
end of each month.

FUND SERVICE PROVIDERS:

CUSTODIAN                    TRANSFER AGENT         INDEPENDENT REGISTERED  DISTRIBUTOR
STATE STREET BANK AND TRUST  BOSTON FINANCIAL DATA  PUBLIC ACCOUNTING FIRM  FORESIDE FUND SERVICES
Boston, Massachusetts        SERVICES               ERNST & YOUNG LLP       Portland, Maine
                             Kansas City, Missouri  Dallas, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

AMERICAN AIRLINES, INC. IS NOT RESPONSIBLE FOR INVESTMENTS MADE IN THE AMERICAN BEACON FUNDS. AMERICAN BEACON FUNDS IS A SERVICE MARK OF AMR CORPORATION. AMERICAN BEACON BALANCED FUND, AMERICAN BEACON LARGE CAP GROWTH FUND, AMERICAN BEACON MID-CAP VALUE FUND, AMERICAN BEACON SMALL CAP VALUE OPPORTUNITY FUND, AMERICAN BEACON EMERGING MARKETS FUND, AMERICAN BEACON HIGH YIELD BOND FUND, AMERICAN BEACON ENHANCED INCOME FUND, AMERICAN BEACON INTERMEDIATE BOND AND AMERICAN BEACON SHORT-TERM BOND FUND ARE SERVICE MARKS OF AMERICAN BEACON ADVISORS, INC.

ITEM 2. CODE OF ETHICS.
The Trust did not amend the code of ethics that applies to its principal executive and financial officers (the "Code") nor did it grant any waivers to the provisions of the Code during the period covered by the shareholder reports presented in Item 1.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust's Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11. CONTROLS AND PROCEDURES.
     (a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

     (b) There were no changes in the Trust's internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 12. EXHIBITS.
     (a)(1) Not applicable.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

     (a)(3) Not applicable.

     (b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.



                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By /s/ William F. Quinn
   --------------------
   William F. Quinn
   President

Date: July 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ William F. Quinn
   --------------------
   William F. Quinn
   President

Date: July 1, 2008


By /s/ Rebecca L. Harris
   ---------------------
   Rebecca L. Harris
   Treasurer

Date: July 1, 2008